UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

MoA Funds Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

Joseph R. Gaffoglio

Chief Executive Officer and Principal Executive Officer

MoA Funds Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

ITEM 1.	REPORTS TO STOCKHOLDERS.

MoA Equity Index Fund - MAEIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Equity Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Equity Index Fund	$7	0.14%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 15.29% before expenses and 15.20% after expenses. The Fund's benchmark, the S&P 500® Index, returned 15.29% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index's return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund underperformed on a net basis compared to its benchmark over the 10-year period. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Equity Index Fund
S&P 500 Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$33,015
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Equity Index Fund	S&P 500 Index
06/14	$10,000	$10,000
12/14	$10,605	$10,612
12/15	$10,736	$10,758
12/16	$12,002	$12,045
12/17	$14,600	$14,675
12/18	$13,934	$14,031
12/19	$18,297	$18,449
12/20	$21,628	$21,844
12/21	$27,793	$28,114
12/22	$22,724	$23,023
12/23	$28,659	$29,075
06/24	$33,015	$33,521

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$5,653,462,948
# of Portfolio Holdings	507
Portfolio Turnover Rate	4.14%
Advisory Fees Paid	$2,042,628

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Equity Index Fund	24.36%	14.87%	12.69%
S&P 500 Index	24.56%	15.05%	12.86%

What did the Fund invest in?

The MoA Equity Index Fund seeks investment results that correspond to the performance of the S&P 500® Index.

Asset Class Weightings

Value	Value
Common Stock	99.9%
Short-Term Debt, Cash Investment and Other Net Assets	0.1%

Industry Weightings

Value	Value
Information Technology	32.1%
Financials	13.2%
Health Care	11.6%
Consumer Discretionary	9.9%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.7%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%
Short-Term Debt, Cash Investment and Other Net Assets	0.1%

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. Cl A	2.4%
Alphabet, Inc. Cl A	2.3%
Alphabet, Inc. Cl C	1.9%
Berkshire Hathaway, Inc. Cl B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Equity Index Fund - MAEIX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

EQID-I

MoA Small Cap Equity Index Fund - MASOX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Small Cap Equity Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Equity Index Fund	$7	0.14%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was -0.72% before expenses and -0.79% after expenses. The Fund's benchmark, the S&P SmallCap® 600 Index, returned -0.72% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

How did the Fund perform since inception?

The Fund underperformed its benchmark since inception on July 2, 2018. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Small Cap Equity Index Fund
S&P 500 Index
S&P SmallCap 600 Index
$24,000
$20,000
$16,000
$12,000
$8,000
07/18
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$22,184
$13,879
$13,759

	MoA Small Cap Equity Index Fund	S&P 500 Index	S&P SmallCap 600 Index
07/18	$10,000	$10,000	$10,000
12/18	$8,346	$9,286	$8,286
12/19	$10,216	$12,210	$10,173
12/20	$11,304	$14,456	$11,322
12/21	$14,302	$18,606	$14,358
12/22	$11,970	$15,236	$12,047
12/23	$13,869	$19,241	$13,980
06/24	$13,759	$22,184	$13,879

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$199,379,691
# of Portfolio Holdings	606
Portfolio Turnover Rate	17.64%
Advisory Fees Paid	$0

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
MoA Small Cap Equity Index Fund (Incp: July 2, 2018)	8.42%	7.74%	5.47%
S&P 500 Index	24.56%	15.05%	14.22%
S&P SmallCap 600 Index	8.66%	8.06%	5.62%

What did the Fund invest in?

The MoA Small Cap Equity Index Fund seeks investment results that correspond to the performance of the S&P SmallCap® 600 Index.

Asset Class Weightings

Value	Value
Common Stock - Indexed	100.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Industry Weightings

Value	Value
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	14.0%
Information Technology	12.6%
Health Care	10.2%
Real Estate	7.1%
Materials	5.7%
Energy	5.2%
Consumer Staples	3.4%
Communication Services	2.8%
Utilities	2.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

iShares Core S&P Small-Cap ETF	1.7%
Abercrombie & Fitch Co. Cl A	0.8%
Fabrinet	0.7%
Ensign Group, Inc.	0.6%
SPS Commerce, Inc.	0.6%
ATI, Inc.	0.6%
Comerica, Inc.	0.6%
Robert Half, Inc.	0.6%
SPX Technologies, Inc.	0.5%
Mueller Industries, Inc.	0.5%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Small Cap Equity Index Fund - MASOX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

SMEQ-I

MoA Clear Passage 2060 Fund - MURPX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2060 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2060 Fund	$19	0.36%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.72% before expenses and 9.64% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2060 Index was 7.29% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform since inception?

The Fund outperformed its benchmark since its inception on July 2, 2018, due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2060 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$24,000
$20,000
$16,000
$12,000
$8,000
$22,184
$17,163
$11,416
$10,672
07/18
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2060 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
07/18	$10,000	$10,000	$10,000	$10,000
12/18	$8,946	$9,286	$10,174	$10,106
12/19	$11,140	$12,210	$11,061	$10,333
12/20	$12,708	$14,456	$11,892	$10,393
12/21	$15,454	$18,606	$11,708	$10,398
12/22	$13,025	$15,236	$10,185	$10,554
12/23	$15,654	$19,241	$10,748	$11,109
06/24	$17,163	$22,184	$10,672	$11,416

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$277,656,392
# of Portfolio Holdings	10
Portfolio Turnover Rate	5.84%
Advisory Fees Paid	$63,587

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
MoA Clear Passage 2060 Fund (Incp: July 2, 2018)	17.35%	10.69%	9.43%
S&P 500 Index	24.56%	15.05%	14.22%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.09%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	2.23%

What did the Fund invest in?

The MoA Clear Passage 2060 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2060.

Asset Class Weightings

Value	Value
Domestic Equity Funds	70.1%
International Equity Fund	22.7%
Bond Funds	6.2%
Money Market Fund	1.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	48.7%
International Fund	22.7%
Mid Cap Equity Index Fund	12.1%
Core Bond Fund	4.7%
Small Cap Equity Index Fund	3.0%
Small Cap Value Fund	2.7%
Small Cap Growth Fund	2.0%
Mid Cap Value Fund	1.6%
Intermediate Bond Fund	1.5%
Money Market Fund	1.0%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2060 Fund - MURPX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2060-I

MoA Clear Passage 2030 Fund - MURIX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2030 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2030 Fund	$20	0.39%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 6.58% before expenses and 6.52% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2030 Index was 4.33% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2030 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$33,521
$20,298
$11,640
$11,430

	MoA Clear Passage 2030 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,239	$10,612	$10,196	$10,001
12/15	$10,215	$10,758	$10,252	$10,004
12/16	$11,310	$12,045	$10,524	$10,031
12/17	$13,119	$14,675	$10,897	$10,116
12/18	$12,267	$14,031	$10,898	$10,304
12/19	$14,958	$18,449	$11,848	$10,536
12/20	$16,704	$21,844	$12,737	$10,597
12/21	$19,257	$28,114	$12,541	$10,602
12/22	$16,534	$23,023	$10,909	$10,761
12/23	$19,056	$29,075	$11,512	$11,327
06/24	$20,298	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,352,279,047
# of Portfolio Holdings	10
Portfolio Turnover Rate	8.87%
Advisory Fees Paid	$332,216

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2030 Fund	12.60%	7.73%	7.34%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2030 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2030.

Asset Class Weightings

Value	Value
Domestic Equity Funds	47.2%
Bond Funds	37.4%
International Equity Fund	12.0%
Money Market Fund	3.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	36.2%
Core Bond Fund	26.5%
International Fund	12.0%
Intermediate Bond Fund	10.9%
Mid Cap Equity Index Fund	6.2%
Money Market Fund	3.4%
Small Cap Value Fund	1.6%
Small Cap Equity Index Fund	1.2%
Small Cap Growth Fund	1.1%
Mid Cap Value Fund	0.9%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2030 Fund - MURIX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2030-I

MoA Mid Cap Value Fund - MAMVX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Mid Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Value Fund	$33	0.66%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 3.84% before expenses and 3.51% after expenses. The Fund's benchmark, the Russell Midcap® Value Index, returned 4.54% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of mid-cap stocks.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. In general, mid-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA Mid Cap Value Fund
Russell 1000® Index
Russell Mid Cap Value Index
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$32,504
$20,809
$20,084

	MoA Mid Cap Value Fund	Russell 1000® Index	Russell Mid Cap Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,438	$10,557	$10,325
12/15	$10,089	$10,653	$9,831
12/16	$11,720	$11,938	$11,797
12/17	$13,468	$14,526	$13,372
12/18	$11,572	$13,831	$11,728
12/19	$14,700	$18,178	$14,902
12/20	$15,116	$21,989	$15,642
12/21	$20,308	$27,806	$20,075
12/22	$18,141	$22,488	$17,659
12/23	$19,404	$28,453	$19,905
06/24	$20,084	$32,504	$20,809

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$164,384,731
# of Portfolio Holdings	79
Portfolio Turnover Rate	16.02%
Advisory Fees Paid	$445,757

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Mid Cap Value Fund	6.95%	8.28%	7.22%
Russell 1000® Index	23.88%	14.61%	12.51%
Russell Mid Cap Value Index	11.98%	8.49%	7.60%

What did the Fund invest in?

The actively managed MoA Mid Cap Value Fund seeks capital appreciation, and to a lesser extent, current income. We seek companies that are undervalued with respect to their operating results and potential.

Asset Class Weightings

Value	Value
Common Stock	98.4%
Short-Term Debt, Cash Investment and Other Net Assets	1.6%

Industry Weightings

Value	Value
Industrials	19.3%
Financials	17.9%
Materials	11.3%
Utilities	9.8%
Real Estate	8.9%
Information Technology	7.7%
Energy	7.1%
Health Care	6.1%
Consumer Discretionary	5.5%
Consumer Staples	3.0%
Communication Services	1.8%
Short-Term Debt, Cash Investment and Other Net Assets	1.6%

Top 10 Holdings

Ameriprise Financial, Inc.	2.9%
Crane Co.	2.8%
Crown Hldgs., Inc.	2.8%
Baker Hughes Co. Cl A	2.7%
Ashland, Inc.	2.5%
Clean Harbors, Inc.	2.4%
American Financial Group, Inc.	2.4%
Carlisle Cos., Inc.	2.3%
Public Svc. Enterprise Group, Inc.	2.2%
Evergy, Inc.	2.2%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Mid Cap Value Fund - MAMVX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

MIDVA-I

MoA Balanced Fund - MACHX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Balanced Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Balanced Fund	$27	0.52%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 10.28% before expenses and 10.01% after expenses. The Fund's benchmark, the 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, returned 8.68% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Balanced Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$21,348
$11,640
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Balanced Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,334	$10,612	$10,196	$10,001
12/15	$10,416	$10,758	$10,252	$10,004
12/16	$11,240	$12,045	$10,524	$10,031
12/17	$12,742	$14,675	$10,897	$10,116
12/18	$12,334	$14,031	$10,898	$10,304
12/19	$14,723	$18,449	$11,848	$10,536
12/20	$16,456	$21,844	$12,737	$10,597
12/21	$19,168	$28,114	$12,541	$10,602
12/22	$16,864	$23,023	$10,909	$10,761
12/23	$19,406	$29,075	$11,512	$11,327
06/24	$21,348	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$194,658,155
# of Portfolio Holdings	361
Portfolio Turnover Rate	22.00%
Advisory Fees Paid	$375,765

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Balanced Fund	16.24%	9.27%	7.88%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The actively managed MoA Balanced Fund provides a ready-made solution for investors looking for a combined portfolio of domestic equities and investment grade fixed income securities that seeks to provide capital appreciation and current income.

Asset Class Weightings

Value	Value
Common Stock	62.7%
Long-Term Debt Securities	33.2%
Short-Term Debt, Cash Investment and Other Net Assets	4.1%

Maturity Weightings

Value	Value
Less than 1 year	3.9%
1-3 years	4.0%
3-5 years	4.0%
5-10 years	10.5%
More than 10 years	14.7%
No maturity	62.7%
Cash Investment and Other Net Assets	0.2%

Top 10 Holdings

Microsoft Corp.	5.4%
Apple, Inc.	5.0%
NVIDIA Corp.	4.5%
Broadcom, Inc.	1.7%
Eli Lilly & Co.	1.7%
JPMorgan Chase & Co.	1.7%
U.S. Treasury Strip	1.5%
Amazon.com, Inc.	1.4%
Costco Wholesale Corp.	1.4%
Visa, Inc. Cl A	1.2%

Sector Weightings

Value	Value
Short-Term Investments	21.8%
Information Technology	21.7%
Financials	11.2%
Health Care	8.6%
Consumer Discretionary	7.5%
Industrials	6.2%
Communication Services	4.4%
Consumer Staples	4.4%
Energy	4.0%
Real Estate	2.1%
Utilities	2.1%
Materials	1.8%
Short-Term Debt, Cash Investment and Other Net Assets	4.2%

Credit Quality AllocationFootnote Reference*

Value	Value
AAA	3.7%
AA+	21.8%
AA	0.1%
AA-	0.2%
A	0.5%
A-	2.3%
BBB+	2.5%
BBB	4.1%
BBB-	1.7%
Equity Securities	62.7%
Cash Investment and Other Net Assets	0.4%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor's Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund's portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Balanced Fund - MACHX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

BAL-I

MoA Clear Passage 2040 Fund - MURLX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2040 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2040 Fund	$18	0.34%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 8.94% before expenses and 8.88% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2040 Index was 6.29% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2040 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$22,592
$11,640
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2040 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,184	$10,612	$10,196	$10,001
12/15	$10,118	$10,758	$10,252	$10,004
12/16	$11,297	$12,045	$10,524	$10,031
12/17	$13,260	$14,675	$10,897	$10,116
12/18	$12,207	$14,031	$10,898	$10,304
12/19	$15,167	$18,449	$11,848	$10,536
12/20	$17,204	$21,844	$12,737	$10,597
12/21	$20,625	$28,114	$12,541	$10,602
12/22	$17,455	$23,023	$10,909	$10,761
12/23	$20,750	$29,075	$11,512	$11,327
06/24	$22,592	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,130,891,540
# of Portfolio Holdings	10
Portfolio Turnover Rate	9.93%
Advisory Fees Paid	$270,572

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2040 Fund	16.17%	9.93%	8.49%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2040 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2040.

Asset Class Weightings

Value	Value
Domestic Equity Funds	60.2%
International Equity Fund	18.8%
Bond Funds	18.6%
Money Market Fund	2.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	45.3%
International Fund	18.8%
Core Bond Fund	13.7%
Mid Cap Equity Index Fund	9.3%
Intermediate Bond Fund	4.9%
Money Market Fund	2.4%
Small Cap Equity Index Fund	1.9%
Small Cap Value Fund	1.9%
Small Cap Growth Fund	1.0%
Mid Cap Value Fund	0.8%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2040 Fund - MURLX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2040-I

MoA Clear Passage 2015 Fund - MURFX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2015 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2015 Fund	$27	0.53%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 4.04% before expenses and 3.94% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Conservative 2015 Index returned 3.32% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2015 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$33,521
$15,942
$11,640
$11,430

	MoA Clear Passage 2015 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,181	$10,612	$10,196	$10,001
12/15	$10,207	$10,758	$10,252	$10,004
12/16	$10,994	$12,045	$10,524	$10,031
12/17	$12,161	$14,675	$10,897	$10,116
12/18	$11,795	$14,031	$10,898	$10,304
12/19	$13,604	$18,449	$11,848	$10,536
12/20	$14,645	$21,844	$12,737	$10,597
12/21	$15,833	$28,114	$12,541	$10,602
12/22	$13,874	$23,023	$10,909	$10,761
12/23	$15,338	$29,075	$11,512	$11,327
06/24	$15,942	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$109,009,443
# of Portfolio Holdings	7
Portfolio Turnover Rate	9.99%
Advisory Fees Paid	$27,256

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2015 Fund	8.56%	4.17%	4.77%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2015 Fund™ is designed to continue an individual's investment horizon beyond the target retirement date. Our allocation approach seeks to achieve current income and capital appreciation aligned with needs of an individual entering the retirement years.

Asset Class Weightings

Value	Value
Bond Funds	62.1%
Domestic Equity Funds	27.8%
Money Market Fund	5.1%
International Equity Fund	5.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Core Bond Fund	33.7%
Intermediate Bond Fund	28.4%
Equity Index Fund	23.0%
Money Market Fund	5.1%
International Fund	5.0%
Mid Cap Equity Index Fund	4.3%
Mid Cap Value Fund	0.5%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2015 Fund - MURFX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2015-I

MoA All America Fund - MAAKX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA All America Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA All America Fund	$27	0.51%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 10.24% before expenses and 9.96% after expenses. The Fund's benchmark, the Russell 3000® Index, returned 13.56% over the same period. Small- and mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. In general, small- and mid-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA All America Fund
Russell 3000 Index
$34,000
$28,000
$22,000
$16,000
$10,000
$31,475
$26,580
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA All America Fund	Russell 3000 Index
06/14	$10,000	$10,000
12/14	$10,499	$10,525
12/15	$10,494	$10,576
12/16	$11,699	$11,922
12/17	$13,970	$14,442
12/18	$12,815	$13,685
12/19	$16,449	$17,929
12/20	$19,209	$21,675
12/21	$24,408	$27,236
12/22	$20,088	$22,005
12/23	$24,173	$27,717
06/24	$26,580	$31,475

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$306,368,728
# of Portfolio Holdings	733
Portfolio Turnover Rate	12.83%
Advisory Fees Paid	$603,283

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA All America Fund	16.96%	12.00%	10.27%
Russell 3000 Index	23.13%	14.14%	12.15%

What did the Fund invest in?

The MoA All America Fund provides access to a broad spectrum of the U.S. equity market, including small-, mid- and large-capitalization companies. This Fund seeks to outperform the Russell 3000® Index.

Asset Class Weightings

Value	Value
Common Stock	99.0%
Short-Term Debt, Cash Investment and Other Net Assets	1.0%

Industry Weightings

Value	Value
Information Technology	24.1%
Financials	14.8%
Industrials	12.6%
Health Care	11.8%
Consumer Discretionary	9.2%
Communication Services	6.1%
Consumer Staples	4.8%
Energy	4.7%
Real Estate	3.9%
Materials	3.7%
Utilities	3.3%
Short-Term Debt, Cash Investment and Other Net Assets	1.0%

Top 10 Holdings

Microsoft Corp.	4.3%
NVIDIA Corp.	3.9%
Apple, Inc.	3.9%
Amazon.com, Inc.	2.3%
Meta Platforms, Inc. Cl A	1.4%
Alphabet, Inc. Cl A	1.4%
Alphabet, Inc. Cl C	1.2%
Berkshire Hathaway, Inc. Cl B	1.0%
Eli Lilly & Co.	0.9%
Broadcom, Inc.	0.9%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA All America Fund - MAAKX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

AMER-I

MoA Clear Passage 2065 Fund - MURQX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2065 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2065 Fund	$14	0.26%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.89% before expenses and 9.86% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2065 Index was 7.16% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform since inception?

The Fund outperformed its benchmark since its inception on August 3, 2020, due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2065 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$17,619
$16,083
$10,989
$8,965
08/20
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2065 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
08/20	$10,000	$10,000	$10,000	$10,000
12/20	$11,816	$11,481	$9,990	$10,004
12/21	$14,383	$14,777	$9,836	$10,009
12/22	$12,148	$12,101	$8,556	$10,159
12/23	$14,639	$15,282	$9,029	$10,694
06/24	$16,083	$17,619	$8,965	$10,989

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$95,491,571
# of Portfolio Holdings	11
Portfolio Turnover Rate	5.70%
Advisory Fees Paid	$0

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	Since Inception
MoA Clear Passage 2065 Fund (Incp: August 3, 2020)	17.82%	12.93%
S&P 500 Index	24.56%	15.60%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 2.76%
FTSE 3-Month Treasury Bill Index	5.64%	2.44%

What did the Fund invest in?

The MoA Clear Passage 2065 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2065.

Asset Class Weightings

Value	Value
Domestic Equity Funds	72.3%
International Equity Fund	22.9%
Bond Funds	3.8%
Money Market Fund	0.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Top 10 Holdings

Equity Index Fund	48.9%
International Fund	22.9%
Mid Cap Equity Index Fund	12.0%
Core Bond Fund	3.3%
Small Cap Equity Index Fund	3.0%
Small Cap Value Fund	3.0%
Small Cap Growth Fund	2.8%
Mid Cap Value Fund	2.6%
Money Market Fund	0.8%
Intermediate Bond Fund	0.5%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2065 Fund - MURQX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2065-I

MoA Clear Passage 2020 Fund - MURGX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2020 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2020 Fund	$23	0.45%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 4.37% before expenses and 4.31% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2020 Index returned 3.44% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2020 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$17,068
$11,640
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2020 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,185	$10,612	$10,196	$10,001
12/15	$10,198	$10,758	$10,252	$10,004
12/16	$11,071	$12,045	$10,524	$10,031
12/17	$12,455	$14,675	$10,897	$10,116
12/18	$11,951	$14,031	$10,898	$10,304
12/19	$14,047	$18,449	$11,848	$10,536
12/20	$15,327	$21,844	$12,737	$10,597
12/21	$16,830	$28,114	$12,541	$10,602
12/22	$14,631	$23,023	$10,909	$10,761
12/23	$16,363	$29,075	$11,512	$11,327
06/24	$17,068	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$473,244,866
# of Portfolio Holdings	9
Portfolio Turnover Rate	6.18%
Advisory Fees Paid	$119,350

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2020 Fund	9.36%	5.08%	5.49%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2020 Fund™ is designed to continue an individual's investment horizon beyond the target retirement date. Our allocation approach seeks to achieve current income and capital appreciation aligned with needs of an individual entering the retirement years.

Asset Class Weightings

Value	Value
Bond Funds	54.4%
Domestic Equity Funds	33.1%
International Equity Fund	7.0%
Money Market Fund	5.5%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Core Bond Fund	33.7%
Equity Index Fund	25.0%
Intermediate Bond Fund	20.7%
International Fund	7.0%
Money Market Fund	5.5%
Mid Cap Equity Index Fund	5.4%
Small Cap Value Fund	1.9%
Small Cap Equity Index Fund	0.7%
Mid Cap Value Fund	0.1%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2020 Fund - MURGX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2020-I

MoA Core Bond Fund - MABDX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Core Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Core Bond Fund	$22	0.45%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was -0.41% before expenses and -0.64% after expenses. The Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned -0.71% over the same period. The interest rate environment during the period was characterized by relatively higher rates and the anticipation of rate cuts by the Federal Reserve in the near term. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. The period includes an environment of historically low interest rates and a sharp rise in rates over the past two years to quell inflation.

Total Return Based on $10,000 Investment

MoA Core Bond Fund
Bloomberg U.S. Aggregate Bond Index
$14,000
$12,000
$10,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$11,430
$11,242

	MoA Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000
12/14	$10,141	$10,196
12/15	$10,175	$10,252
12/16	$10,654	$10,524
12/17	$11,038	$10,897
12/18	$11,056	$10,898
12/19	$11,902	$11,848
12/20	$12,663	$12,737
12/21	$12,353	$12,541
12/22	$10,773	$10,909
12/23	$11,314	$11,512
06/24	$11,242	$11,430

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$2,111,228,181
# of Portfolio Holdings	552
Portfolio Turnover Rate	24.96%
Advisory Fees Paid	$4,043,589

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Core Bond Fund	2.34%	- 0.75%	1.18%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

What did the Fund invest in?

The actively managed MoA Core Bond Fund seeks a high level of current income and capital preservation.

Asset Class Weightings

Value	Value
Long-Term U.S. Government Agency Securities	36.1%
Long-Term Corporate Debt	34.0%
Long-Term U.S. Treasury Debt Securities	29.0%
Sovereign Debt	0.1%
Short-Term Debt, Cash Investment and Other Net Assets	0.8%

Maturity Weightings

Value	Value
Less than 1 year	0.9%
1-3 years	10.4%
3-5 years	17.0%
5-10 years	25.9%
More than 10 years	45.1%
Cash Investment and Other Net Assets	0.7%

Credit Quality AllocationFootnote Reference*

Value	Value
AAA	0.2%
AA+	65.1%
AA	0.2%
AA-	0.5%
A	1.6%
A-	6.5%
BBB+	8.3%
BBB	11.3%
BBB-	5.3%
BB+	0.2%
NR	0.1%
Cash Investment and Other Net Assets	0.7%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor's Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund's portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Core Bond Fund - MABDX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CORE-I

MoA Mid Cap Equity Index Fund - MAMEX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Mid Cap Equity Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Mid Cap Equity Index Fund	$8	0.15%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 6.20% before expenses and 6.12% after expenses. The Fund's benchmark, the S&P MidCap® 400 Index, returned 6.17% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund underperformed slightly on a net basis compared to its benchmark over the 10-year period. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Mid Cap Equity Index Fund
S&P 500 Index
S&P MidCap 400 Index
$38,000
$32,000
$26,000
$20,000
$14,000
$8,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$33,521
$23,975
$23,581

	MoA Mid Cap Equity Index Fund	S&P 500 Index	S&P MidCap 400 Index
06/14	$10,000	$10,000	$10,000
12/14	$10,209	$10,612	$10,211
12/15	$9,967	$10,758	$9,989
12/16	$12,010	$12,045	$12,061
12/17	$13,936	$14,675	$14,020
12/18	$12,367	$14,031	$12,466
12/19	$15,583	$18,449	$15,732
12/20	$17,687	$21,844	$17,881
12/21	$22,031	$28,114	$22,308
12/22	$19,116	$23,023	$19,395
12/23	$22,222	$29,075	$22,583
06/24	$23,581	$33,521	$23,975

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,503,284,838
# of Portfolio Holdings	403
Portfolio Turnover Rate	14.14%
Advisory Fees Paid	$566,228

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Mid Cap Equity Index Fund	13.39%	10.09%	8.96%
S&P 500 Index	24.56%	15.05%	12.86%
S&P MidCap 400 Index	13.57%	10.27%	9.14%

What did the Fund invest in?

The MoA Mid Cap Equity Index Fund seeks investment results that correspond to the performance of the S&P MidCap® 400 Index.

Asset Class Weightings

Value	Value
Common Stock - Indexed	99.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Industry Weightings

Value	Value
Industrials	21.9%
Financials	16.8%
Consumer Discretionary	14.6%
Information Technology	9.4%
Health Care	9.1%
Real Estate	7.0%
Materials	6.5%
Energy	5.9%
Consumer Staples	4.6%
Utilities	2.5%
Communication Services	1.5%
Short-Term Debt, Cash Investment and Other Net Assets	0.2%

Top 10 Holdings

iShares Core S&P Mid-Cap ETF	1.0%
Pure Storage, Inc. Cl A	0.7%
Carlisle Cos., Inc.	0.7%
Williams-Sonoma, Inc.	0.7%
EMCOR Group, Inc.	0.6%
Lennox International, Inc.	0.6%
Illumina, Inc.	0.6%
Reliance, Inc.	0.6%
BioMarin Pharmaceutical, Inc.	0.6%
Burlington Stores, Inc.	0.6%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Mid Cap Equity Index Fund - MAMEX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

MIDIN-I

MoA International Fund - MAIFX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA International Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA International Fund	$11	0.21%

How did the Fund perform during the reporting period?

The International Fund's performance for the six months ended June 30, 2024 was 7.20% before expenses and 7.11% after expenses. The Fund's benchmark, the MSCI EAFE Index, returned 5.34% over the same period. In general, international stocks, as measured by the benchmark, lagged in performance relative to the S&P 500® Index, an index of U.S. based companies. A long-term view and potential overall portfolio diversification benefits, which include companies with varying geographic exposure, should be considered when reviewing the performance of international stocks.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to stock selection and geographic allocation.

Total Return Based on $10,000 Investment

MoA International Fund
MSCI EAFE Index
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$16,173
$15,285

	MoA International Fund	MSCI EAFE Index
06/14	$10,000	$10,000
12/14	$9,022	$9,076
12/15	$8,965	$9,002
12/16	$9,117	$9,092
12/17	$11,347	$11,369
12/18	$9,831	$9,801
12/19	$11,897	$11,958
12/20	$12,872	$12,893
12/21	$14,207	$14,345
12/22	$12,631	$12,272
12/23	$15,100	$14,510
06/24	$16,173	$15,285

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,591,594,622
# of Portfolio Holdings	146
Portfolio Turnover Rate	13.84%
Advisory Fees Paid	$1,022,984

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA International Fund	15.49%	7.78%	4.93%
MSCI EAFE Index	11.54%	6.46%	4.33%

What did the Fund invest in?

The actively managed MoA International Fund, which seeks capital appreciation, scans developed markets outside the U.S. for companies we believe have the potential to help the Fund outperform its benchmark, the MSCI EAFE Index.

Industry Weightings

Value	Value
Financials	23.1%
Industrials	16.9%
Health Care	11.2%
Information Technology	10.7%
Consumer Discretionary	10.5%
Consumer Staples	7.1%
Materials	6.4%
Energy	4.5%
Communication Services	3.9%
Utilities	2.7%
Real Estate	1.0%
Short-Term Debt, Cash Investment and Other Net Assets	2.0%

Asset Class Weightings

Value	Value
Common Stock	98.0%
Short-Term Debt, Cash Investment and Other Net Assets	2.0%

Country Weightings

Value	Value
Japan	22.8%
United Kingdom	13.9%
France	10.0%
Switzerland	9.7%
Germany	7.1%
Netherlands	6.1%
Denmark	5.3%
United States	5.3%
Australia	4.9%
Spain	3.6%
Others	10.4%
Other Net Assets	0.9%

Top 10 Holdings

Novo Nordisk A/S Cl B	4.0%
ASML Hldg. N.V.	2.9%
BHP Group Ltd.	1.8%
Novartis AG	1.7%
Shell PLC	1.7%
Roche Hldg. AG	1.5%
SAP SE	1.5%
Hermes International SCA	1.4%
Hitachi Ltd.	1.4%
RELX PLC	1.4%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA International Fund - MAIFX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

INTL-I

MoA Conservative Allocation Fund - MACAX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Conservative Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Conservative Allocation Fund	$22	0.43%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 4.35% before expenses and 4.31% after expenses. The Fund's benchmark, the Morningstar US Moderately Conservative Target Allocation Index, returned 4.66% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period.

Total Return Based on $10,000 Investment

MoA Conservative Allocation Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$15,864
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Conservative Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,166	$10,612	$10,196
12/15	$10,211	$10,758	$10,252
12/16	$10,895	$12,045	$10,524
12/17	$11,866	$14,675	$10,897
12/18	$11,624	$14,031	$10,898
12/19	$13,250	$18,449	$11,848
12/20	$14,485	$21,844	$12,737
12/21	$15,617	$28,114	$12,541
12/22	$13,674	$23,023	$10,909
12/23	$15,209	$29,075	$11,512
06/24	$15,864	$33,521	$11,430

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$155,421,551
# of Portfolio Holdings	6
Portfolio Turnover Rate	11.72%
Advisory Fees Paid	$0

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Conservative Allocation Fund	9.25%	4.58%	4.72%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

What did the Fund invest in?

The MoA Conservative Allocation Fund uses our asset allocation expertise to build a portfolio that seeks to provide income and, to a lesser extent, capital appreciation.

Asset Class Weightings

Value	Value
Bond Funds	58.9%
Domestic Equity Funds	31.9%
International Equity Fund	5.2%
Money Market Fund	4.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Core Bond Fund	31.8%
Intermediate Bond Fund	27.1%
Equity Index Fund	26.8%
International Fund	5.2%
Mid Cap Equity Index Fund	5.1%
Money Market Fund	4.0%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Conservative Allocation Fund - MACAX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CONAL-I

MoA Clear Passage 2025 Fund - MURHX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2025 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2025 Fund	$21	0.41%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 5.54% before expenses and 5.48% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2025 Index was 3.75% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2025 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$18,619
$11,640
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2025 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,217	$10,612	$10,196	$10,001
12/15	$10,205	$10,758	$10,252	$10,004
12/16	$11,208	$12,045	$10,524	$10,031
12/17	$12,824	$14,675	$10,897	$10,116
12/18	$12,155	$14,031	$10,898	$10,304
12/19	$14,561	$18,449	$11,848	$10,536
12/20	$16,055	$21,844	$12,737	$10,597
12/21	$17,976	$28,114	$12,541	$10,602
12/22	$15,539	$23,023	$10,909	$10,761
12/23	$17,651	$29,075	$11,512	$11,327
06/24	$18,619	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,114,313,538
# of Portfolio Holdings	9
Portfolio Turnover Rate	8.44%
Advisory Fees Paid	$279,185

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2025 Fund	11.08%	6.33%	6.41%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2025 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2025.

Asset Class Weightings

Value	Value
Bond Funds	47.4%
Domestic Equity Funds	39.2%
International Equity Fund	10.0%
Money Market Fund	3.4%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Core Bond Fund	32.4%
Equity Index Fund	31.2%
Intermediate Bond Fund	15.0%
International Fund	10.0%
Mid Cap Equity Index Fund	5.3%
Money Market Fund	3.4%
Small Cap Value Fund	1.6%
Small Cap Equity Index Fund	0.8%
Mid Cap Value Fund	0.3%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2025 Fund - MURHX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2025-I

MoA Small Cap Value Fund - MAVKX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Small Cap Value Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Value Fund	$40	0.81%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 0.42% before expenses and 0.01% after expenses. The Fund's benchmark, the Russell 2000® Value Index, returned -0.85% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. In general, small-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA Small Cap Value Fund
Russell 3000 Index
Russell 2000 Value Index
$32,000
$26,000
$20,000
$14,000
$8,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$31,475
$18,294
$16,242

	MoA Small Cap Value Fund	Russell 3000 Index	Russell 2000 Value Index
06/14	$10,000	$10,000	$10,000
12/14	$10,128	$10,525	$10,001
12/15	$9,785	$10,576	$9,254
12/16	$11,745	$11,922	$12,192
12/17	$12,718	$14,442	$13,148
12/18	$10,865	$13,685	$11,456
12/19	$12,940	$17,929	$14,022
12/20	$12,422	$21,675	$14,672
12/21	$16,433	$27,236	$18,819
12/22	$14,819	$22,005	$16,094
12/23	$16,240	$27,717	$18,451
06/24	$16,242	$31,475	$18,294

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$376,487,187
# of Portfolio Holdings	94
Portfolio Turnover Rate	28.72%
Advisory Fees Paid	$1,441,538

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Small Cap Value Fund	5.62%	5.96%	4.97%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Value Index	10.90%	7.07%	6.23%

What did the Fund invest in?

The actively managed MoA Small Cap Value Fund, which seeks capital appreciation, invests in smaller companies we believe to be undervalued and have the potential for share price appreciation.

Asset Class Weightings

Value	Value
Common Stock	97.5%
Short-Term Debt, Cash Investment and Other Net Assets	2.5%

Industry Weightings

Value	Value
Financials	24.1%
Industrials	15.7%
Real Estate	10.0%
Health Care	9.1%
Energy	8.9%
Consumer Discretionary	8.1%
Information Technology	6.8%
Materials	5.9%
Utilities	4.7%
Consumer Staples	2.9%
Communication Services	1.3%
Short-Term Debt, Cash Investment and Other Net Assets	2.5%

Top 10 Holdings

Taylor Morrison Home Corp. Cl A	2.9%
Mueller Industries, Inc.	2.8%
Ashland, Inc.	2.4%
VSE Corp.	2.3%
Essent Group Ltd.	2.3%
Selective Insurance Group, Inc.	2.0%
UFP Industries, Inc.	1.9%
Hancock Whitney Corp.	1.9%
Ovintiv, Inc.	1.9%
Northern Oil & Gas, Inc.	1.8%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Small Cap Value Fund - MAVKX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

SMVA-I

MoA Clear Passage 2050 Fund - MURNX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2050 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2050 Fund	$17	0.33%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.56% before expenses and 9.49% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2050 Index was 7.40% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2050 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$22,915
$11,640
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2050 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,153	$10,612	$10,196	$10,001
12/15	$10,078	$10,758	$10,252	$10,004
12/16	$11,264	$12,045	$10,524	$10,031
12/17	$13,275	$14,675	$10,897	$10,116
12/18	$12,115	$14,031	$10,898	$10,304
12/19	$15,101	$18,449	$11,848	$10,536
12/20	$17,123	$21,844	$12,737	$10,597
12/21	$20,689	$28,114	$12,541	$10,602
12/22	$17,450	$23,023	$10,909	$10,761
12/23	$20,929	$29,075	$11,512	$11,327
06/24	$22,915	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$912,808,458
# of Portfolio Holdings	10
Portfolio Turnover Rate	6.39%
Advisory Fees Paid	$217,207

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2050 Fund	17.09%	10.36%	8.65%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2050 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2050.

Asset Class Weightings

Value	Value
Domestic Equity Funds	68.3%
International Equity Fund	20.6%
Bond Funds	8.9%
Money Market Fund	2.2%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	49.5%
International Fund	20.6%
Mid Cap Equity Index Fund	11.1%
Core Bond Fund	7.5%
Small Cap Equity Index Fund	2.3%
Money Market Fund	2.2%
Small Cap Growth Fund	2.0%
Small Cap Value Fund	1.8%
Mid Cap Value Fund	1.6%
Intermediate Bond Fund	1.4%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2050 Fund - MURNX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2050-I

MoA Retirement Income Fund - MARMX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Retirement Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Retirement Income Fund	$25	0.50%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 3.72% before expenses and 3.64% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Conservative Income Index returned 2.14% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index composition. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Retirement Income Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$14,855
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Retirement Income Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,190	$10,612	$10,196
12/15	$10,239	$10,758	$10,252
12/16	$10,871	$12,045	$10,524
12/17	$11,668	$14,675	$10,897
12/18	$11,527	$14,031	$10,898
12/19	$12,893	$18,449	$11,848
12/20	$13,872	$21,844	$12,737
12/21	$14,673	$28,114	$12,541
12/22	$13,041	$23,023	$10,909
12/23	$14,333	$29,075	$11,512
06/24	$14,855	$33,521	$11,430

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$198,988,511
# of Portfolio Holdings	7
Portfolio Turnover Rate	10.01%
Advisory Fees Paid	$50,440

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Retirement Income Fund	8.26%	3.63%	4.04%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

What did the Fund invest in?

The MoA Retirement Income Fund is designed for investors who seek a continued income stream and have already reached and generally are 10 years beyond their retirement goal. The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

Asset Class Weightings

Value	Value
Bond Funds	63.4%
Domestic Equity Funds	26.2%
Money Market Fund	5.4%
International Equity Fund	5.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Core Bond Fund	33.5%
Intermediate Bond Fund	29.9%
Equity Index Fund	21.9%
Money Market Fund	5.4%
International Fund	5.0%
Mid Cap Equity Index Fund	4.1%
Mid Cap Value Fund	0.2%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Retirement Income Fund - MARMX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CPRT-I

MoA Money Market Fund - MAAXX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Money Market Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Money Market Fund	$12	0.24%

Key Fund Statistics

Total Net Assets	$517,459,359
# of Portfolio Holdings	28
Advisory Fees Paid	$403,062

What did the Fund invest in?

The MoA Money Market Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality, and stability of capital.

Asset Class Weightings

Value	Value
Short-Term Debt Securities	54.8%
Commercial Paper	45.2%
Temporary Cash Investment	0.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Maturity Weightings

Value	Value
Less than 1 month	71.6%
1-3 months	28.4%
Cash Investment and Other Net Assets	0.0%

Credit Quality AllocationFootnote Reference*

Value	Value
A-1+	75.7%
A-1	24.3%
Cash Investment and Other Net Assets	0.0%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor's Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund's portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Money Market Fund - MAAXX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

MMKT-I

MoA Aggressive Allocation Fund - MAANX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Aggressive Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Aggressive Allocation Fund	$18	0.34%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 7.68% before expenses and 7.64% after expenses. The Fund's benchmark, the Morningstar US Moderately Aggressive Target Allocation Index, returned 9.05% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period.

Total Return Based on $10,000 Investment

MoA Aggressive Allocation Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$21,502
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Aggressive Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,161	$10,612	$10,196
12/15	$10,122	$10,758	$10,252
12/16	$11,221	$12,045	$10,524
12/17	$13,087	$14,675	$10,897
12/18	$12,154	$14,031	$10,898
12/19	$14,918	$18,449	$11,848
12/20	$16,965	$21,844	$12,737
12/21	$20,055	$28,114	$12,541
12/22	$16,999	$23,023	$10,909
12/23	$19,977	$29,075	$11,512
06/24	$21,502	$33,521	$11,430

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$340,884,561
# of Portfolio Holdings	6
Portfolio Turnover Rate	6.08%
Advisory Fees Paid	$0

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Aggressive Allocation Fund	14.45%	9.12%	7.96%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

What did the Fund invest in?

The MoA Aggressive Allocation Fund uses our asset allocation expertise to build a portfolio that seeks capital appreciation, and to a lesser extent, current income.

Asset Class Weightings

Value	Value
Domestic Equity Funds	65.3%
International Equity Fund	18.5%
Bond Funds	16.2%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	36.8%
Mid Cap Equity Index Fund	19.7%
International Fund	18.5%
Core Bond Fund	16.2%
Small Cap Value Fund	4.7%
Small Cap Growth Fund	4.1%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Aggressive Allocation Fund - MAANX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

AGGAL-I

MoA Clear Passage 2055 Fund - MUROX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2055 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2055 Fund	$18	0.34%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.72% before expenses and 9.65% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2055 Index was 7.39% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform since inception?

The Fund outperformed its benchmark since its inception on October 1, 2016, due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2055 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$32,000
$26,000
$20,000
$14,000
$8,000
$28,893
$21,265
$11,613
$10,538
10/16
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2055 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
10/16	$10,000	$10,000	$10,000	$10,000
12/16	$10,400	$10,382	$9,702	$10,008
12/17	$12,269	$12,649	$10,046	$10,092
12/18	$11,180	$12,094	$10,047	$10,280
12/19	$13,907	$15,903	$10,923	$10,512
12/20	$15,840	$18,829	$11,743	$10,573
12/21	$19,189	$24,233	$11,562	$10,578
12/22	$16,163	$19,844	$10,058	$10,737
12/23	$19,393	$25,061	$10,614	$11,301
06/24	$21,265	$28,893	$10,538	$11,613

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$510,154,067
# of Portfolio Holdings	10
Portfolio Turnover Rate	7.20%
Advisory Fees Paid	$119,881

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception
MoA Clear Passage 2055 Fund (Incp: October 1, 2016)	17.35%	10.51%	10.23%
S&P 500 Index	24.56%	15.05%	14.68%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	0.68%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.95%

What did the Fund invest in?

The MoA Clear Passage 2055 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2055.

Asset Class Weightings

Value	Value
Domestic Equity Funds	68.9%
International Equity Fund	21.7%
Bond Funds	8.1%
Money Market Fund	1.3%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	49.7%
International Fund	21.7%
Mid Cap Equity Index Fund	10.9%
Core Bond Fund	6.2%
Small Cap Equity Index Fund	2.5%
Small Cap Value Fund	2.3%
Small Cap Growth Fund	1.9%
Intermediate Bond Fund	1.9%
Mid Cap Value Fund	1.6%
Money Market Fund	1.3%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2055 Fund - MUROX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2055-I

MoA Catholic Values Index Fund - MACCX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Catholic Values Index Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Catholic Values Index Fund	$11	0.21%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 13.14% before expenses and 13.02% after expenses. The Fund's benchmark, the S&P 500® Catholic Values Index, returned 13.39% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index's return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund's performance.

How did the Fund perform since inception?

The Fund underperformed its benchmark since its inception on September 30, 2020. The Fund seeks investment results that correspond to the performance of the benchmark.

Total Return Based on $10,000 Investment

MoA Catholic Values Index Fund
S&P 500 Index
S&P 500 Catholic Values Index
$18,000
$16,000
$14,000
$12,000
$10,000
09/20
12/20
12/21
12/22
12/23
06/24
$17,210
$16,729
$16,504

	MoA Catholic Values Index Fund	S&P 500 Index	S&P 500 Catholic Values Index
09/20	$10,000	$10,000	$10,000
12/20	$11,211	$11,215	$11,233
12/21	$14,463	$14,434	$14,527
12/22	$11,556	$11,820	$11,639
12/23	$14,603	$14,927	$14,754
06/24	$16,504	$17,210	$16,729

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$6,667,318
# of Portfolio Holdings	439
Portfolio Turnover Rate	11.04%
Advisory Fees Paid	$0

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	Since Inception
MoA Catholic Values Index Fund (Incp: September 30, 2020)	21.12%	14.30%
S&P 500 Index	24.56%	15.58%
S&P 500 Catholic Values Index	21.75%	14.71%

What did the Fund invest in?

The MoA Catholic Values Index Fund seeks investment results that correspond to the performance of the S&P 500® Catholic Values Index.

Asset Class Weightings

Value	Value
Common Stock	100.3%
Short-Term Debt, Cash Investment and Other Net Assets	- 0.3%

Industry Weightings

Value	Value
Information Technology	32.0%
Financials	13.7%
Health Care	11.6%
Consumer Discretionary	9.7%
Communication Services	9.3%
Industrials	8.1%
Consumer Staples	5.8%
Energy	3.6%
Utilities	2.3%
Materials	2.1%
Real Estate	2.1%
Short-Term Debt, Cash Investment and Other Net Assets	- 0.3%

Top 10 Holdings

Microsoft Corp.	7.3%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Meta Platforms, Inc. Cl A	2.4%
Alphabet, Inc. Cl A	2.3%
Alphabet, Inc. Cl C	2.0%
Tesla, Inc.	1.9%
Berkshire Hathaway, Inc. Cl B	1.6%
Procter & Gamble Co.	1.6%
Costco Wholesale Corp.	1.5%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Catholic Values Index Fund - MACCX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CATH-I

MoA Clear Passage 2035 Fund - MURJX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2035 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2035 Fund	$19	0.36%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 7.98% before expenses and 7.92% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2035 Index was 5.25% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2035 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$21,668
$11,640
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2035 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,221	$10,612	$10,196	$10,001
12/15	$10,182	$10,758	$10,252	$10,004
12/16	$11,345	$12,045	$10,524	$10,031
12/17	$13,288	$14,675	$10,897	$10,116
12/18	$12,310	$14,031	$10,898	$10,304
12/19	$15,217	$18,449	$11,848	$10,536
12/20	$17,136	$21,844	$12,737	$10,597
12/21	$20,193	$28,114	$12,541	$10,602
12/22	$17,123	$23,023	$10,909	$10,761
12/23	$20,079	$29,075	$11,512	$11,327
06/24	$21,668	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,330,429,739
# of Portfolio Holdings	10
Portfolio Turnover Rate	9.53%
Advisory Fees Paid	$318,758

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2035 Fund	14.77%	8.89%	8.04%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2035 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2035.

Asset Class Weightings

Value	Value
Domestic Equity Funds	56.1%
Bond Funds	25.7%
International Equity Fund	14.9%
Money Market Fund	3.3%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	42.5%
Core Bond Fund	20.0%
International Fund	14.9%
Mid Cap Equity Index Fund	8.3%
Intermediate Bond Fund	5.7%
Money Market Fund	3.3%
Small Cap Value Fund	1.8%
Small Cap Equity Index Fund	1.6%
Small Cap Growth Fund	1.1%
Mid Cap Value Fund	0.8%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2035 Fund - MURJX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2035-I

MoA Moderate Allocation Fund - MAMOX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Moderate Allocation Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Moderate Allocation Fund	$17	0.33%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 6.79% before expenses and 6.75% after expenses. The Fund's benchmark, the Morningstar US Moderate Target Allocation Index, returned 7.30% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period.

Total Return Based on $10,000 Investment

MoA Moderate Allocation Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$19,479
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Moderate Allocation Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,185	$10,612	$10,196
12/15	$10,201	$10,758	$10,252
12/16	$11,127	$12,045	$10,524
12/17	$12,652	$14,675	$10,897
12/18	$12,094	$14,031	$10,898
12/19	$14,411	$18,449	$11,848
12/20	$16,092	$21,844	$12,737
12/21	$18,376	$28,114	$12,541
12/22	$15,820	$23,023	$10,909
12/23	$18,247	$29,075	$11,512
06/24	$19,479	$33,521	$11,430

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$406,565,264
# of Portfolio Holdings	5
Portfolio Turnover Rate	6.87%
Advisory Fees Paid	$0

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Moderate Allocation Fund	13.01%	7.50%	6.89%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%

What did the Fund invest in?

The MoA Moderate Allocation uses our asset allocation expertise to build a portfolio that seeks capital appreciation and current income.

Asset Class Weightings

Value	Value
Domestic Equity Funds	49.0%
Bond Funds	38.0%
International Equity Fund	13.0%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	37.0%
Core Bond Fund	23.8%
Intermediate Bond Fund	14.2%
International Fund	13.0%
Mid Cap Equity Index Fund	12.0%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Moderate Allocation Fund - MAMOX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

MODAL-I

MoA Clear Passage 2045 Fund - MURMX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Clear Passage 2045 Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Clear Passage 2045 Fund	$17	0.33%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 9.32% before expenses and 9.26% after expenses. The Fund's benchmark, the Morningstar Lifetime Allocation Moderate 2045 Index was 7.07% over the same period. The Fund's return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund's performance.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the 10-year period due to asset composition and stock selection.

Total Return Based on $10,000 Investment

MoA Clear Passage 2045 Fund
S&P 500 Index
Bloomberg U.S. Aggregate Bond Index
FTSE 3-Month Treasury Bill Index
$34,000
$28,000
$22,000
$16,000
$10,000
$33,521
$22,822
$11,640
$11,430
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24

	MoA Clear Passage 2045 Fund	S&P 500 Index	Bloomberg U.S. Aggregate Bond Index	FTSE 3-Month Treasury Bill Index
06/14	$10,000	$10,000	$10,000	$10,000
12/14	$10,164	$10,612	$10,196	$10,001
12/15	$10,093	$10,758	$10,252	$10,004
12/16	$11,271	$12,045	$10,524	$10,031
12/17	$13,255	$14,675	$10,897	$10,116
12/18	$12,157	$14,031	$10,898	$10,304
12/19	$15,140	$18,449	$11,848	$10,536
12/20	$17,154	$21,844	$12,737	$10,597
12/21	$20,683	$28,114	$12,541	$10,602
12/22	$17,460	$23,023	$10,909	$10,761
12/23	$20,888	$29,075	$11,512	$11,327
06/24	$22,822	$33,521	$11,430	$11,640

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$1,167,115,647
# of Portfolio Holdings	10
Portfolio Turnover Rate	8.26%
Advisory Fees Paid	$278,223

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Clear Passage 2045 Fund	16.75%	10.21%	8.60%
S&P 500 Index	24.56%	15.05%	12.86%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
FTSE 3-Month Treasury Bill Index	5.64%	2.22%	1.53%

What did the Fund invest in?

The MoA Clear Passage 2045 Fund™ is designed for investors with a specific target date in mind - whether for retirement or another longterm investment goal. This Fund uses our time-tested investment management and allocation expertise to dynamically manage an investment over time approaching the target year 2045.

Asset Class Weightings

Value	Value
Domestic Equity Funds	64.5%
International Equity Fund	20.7%
Bond Funds	12.2%
Money Market Fund	2.6%
Short-Term Debt, Cash Investment and Other Net Assets	0.0%

Top 10 Holdings

Equity Index Fund	47.5%
International Fund	20.7%
Mid Cap Equity Index Fund	10.3%
Core Bond Fund	9.3%
Intermediate Bond Fund	2.9%
Money Market Fund	2.6%
Small Cap Growth Fund	2.1%
Small Cap Equity Index Fund	2.0%
Small Cap Value Fund	1.8%
Mid Cap Value Fund	0.8%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Clear Passage 2045 Fund - MURMX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

CP2045-I

MoA Intermediate Bond Fund - MAMBX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Intermediate Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Intermediate Bond Fund	$23	0.47%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 0.61% before expenses and 0.37% after expenses. The Fund's benchmark, the Bloomberg U.S. Intermediate Government/Credit Bond Index, returned 0.49% over the same period. The interest rate environment during the period was characterized by relatively higher rates and the anticipation of rate cuts by the Federal Reserve in the near term. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

How did the Fund perform over the past 10 years?

The Fund underperformed its benchmark over the 10-year period. The period includes an environment of historically low interest rates and a sharp rise in rates over the past two years to quell inflation.

Total Return Based on $10,000 Investment

MoA Intermediate Bond Fund
Bloomberg U.S. Aggregate Bond Index
Bloomberg U.S. Intermediate Government/Credit Bond Index
$14,000
$12,000
$10,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$11,657
$11,430
$11,380

	MoA Intermediate Bond Fund	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
06/14	$10,000	$10,000	$10,000
12/14	$10,036	$10,196	$10,086
12/15	$10,097	$10,252	$10,194
12/16	$10,451	$10,524	$10,406
12/17	$10,692	$10,897	$10,628
12/18	$10,754	$10,898	$10,722
12/19	$11,403	$11,848	$11,451
12/20	$11,979	$12,737	$12,188
12/21	$11,737	$12,541	$12,012
12/22	$10,838	$10,909	$11,023
12/23	$11,338	$11,512	$11,601
06/24	$11,380	$11,430	$11,657

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$931,173,242
# of Portfolio Holdings	168
Portfolio Turnover Rate	30.54%
Advisory Fees Paid	$1,836,367

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Intermediate Bond Fund	3.81%	0.25%	1.30%
Bloomberg U.S. Aggregate Bond Index	2.63%	- 0.23%	1.35%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.19%	0.71%	1.55%

What did the Fund invest in?

The actively managed MoA Intermediate Bond Fund seeks a high level of current income and capital preservation.

Asset Class Weightings

Value	Value
Long-Term U.S. Treasury Debt Securities	54.2%
Long-Term Corporate Debt	42.6%
Long-Term U.S. Government Agency Securities	2.3%
Short-Term Debt, Cash Investment and Other Net Assets	0.9%

Maturity Weightings

Value	Value
Less than 1 year	1.1%
1-3 years	33.5%
3-5 years	37.4%
5-10 years	26.9%
More than 10 years	0.2%
Cash Investment and Other Net Assets	0.9%

Credit Quality AllocationFootnote Reference*

Value	Value
AA+	56.5%
AA	0.2%
AA-	0.5%
A	2.7%
A-	9.7%
BBB+	9.3%
BBB	13.3%
BBB-	6.8%
Cash Investment and Other Net Assets	1.0%
Footnote	Description
Footnote*	Ratings are based on Standard & Poor's Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund's portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Intermediate Bond Fund - MAMBX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

INBD-I

MoA Small Cap Growth Fund - MAGKX

Semi-Annual Shareholder Report - June 30, 2024

Fund Overview

This semi-annual shareholder report contains important information about MoA Small Cap Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800.914.8716.

What were the Fund costs for the last 6 months?

(based on hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
MoA Small Cap Growth Fund	$41	0.81%

How did the Fund perform during the reporting period?

The Fund's performance for the six months ended June 30, 2024 was 3.65% before expenses and 3.22% after expenses. The Fund's benchmark, the Russell 2000® Growth Index, returned 4.44% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P's return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

How did the Fund perform over the past 10 years?

The Fund performed in line with its benchmark over the 10-year period. In general, small-cap stocks have lagged large-cap stocks, as measured by the S&P 500® Index, over the past several years.

Total Return Based on $10,000 Investment

MoA Small Cap Growth Fund
Russell 3000 Index
Russell 2000 Growth Index
$34,000
$28,000
$22,000
$16,000
$10,000
06/14
12/14
12/15
12/16
12/17
12/18
12/19
12/20
12/21
12/22
12/23
06/24
$31,475
$20,465
$20,400

	MoA Small Cap Growth Fund	Russell 3000 Index	Russell 2000 Growth Index
06/14	$10,000	$10,000	$10,000
12/14	$10,460	$10,525	$10,331
12/15	$10,210	$10,576	$10,189
12/16	$11,037	$11,922	$11,342
12/17	$13,666	$14,442	$13,856
12/18	$11,954	$13,685	$12,566
12/19	$15,133	$17,929	$16,145
12/20	$21,686	$21,675	$21,737
12/21	$23,938	$27,236	$22,353
12/22	$17,147	$22,005	$16,461
12/23	$19,826	$27,717	$19,533
06/24	$20,465	$31,475	$20,400

The graph above represents historical performance of the hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). The graph and table below show changes in the Fund's performance from year to year as compared to the performance of a broad-based, unmanaged index. A fund's past performance does not necessarily indicate how it will perform in the future. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The graph and table presented do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics

Total Net Assets	$392,549,957
# of Portfolio Holdings	131
Portfolio Turnover Rate	25.79%
Advisory Fees Paid	$1,499,409

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
MoA Small Cap Growth Fund	5.55%	7.91%	7.42%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Growth Index	9.14%	6.17%	7.39%

What did the Fund invest in?

The actively managed MoA Small Cap Growth Fund, which seeks capital appreciation, invests in smaller companies we believe have the potential to outperform their peers while being mindful of risk.

Asset Class Weightings

Value	Value
Common Stock	99.2%
Short-Term Debt, Cash Investment and Other Net Assets	0.8%

Industry Weightings

Value	Value
Health Care	24.7%
Industrials	21.3%
Information Technology	20.7%
Financials	8.9%
Consumer Discretionary	8.0%
Energy	5.0%
Materials	3.9%
Consumer Staples	3.2%
Real Estate	1.5%
Utilities	1.2%
Communication Services	0.8%
Short-Term Debt, Cash Investment and Other Net Assets	0.8%

Top 10 Holdings

Federal Signal Corp.	2.3%
Northern Oil & Gas, Inc.	2.0%
ESCO Technologies, Inc.	1.7%
Freshpet, Inc.	1.6%
Addus HomeCare Corp.	1.5%
UFP Industries, Inc.	1.5%
Fabrinet	1.4%
Sterling Infrastructure, Inc.	1.4%
ATI, Inc.	1.4%
First Financial Bankshares, Inc.	1.4%

Material Fund Change

During the period, the Fund did not have any material fund changes.

Change in or Disagreements with Accountants

During the period, the Fund did not have any changes or disagreements with Accountants.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your advisor, administrator or the Funds at 800-914-8716.

MoA Small Cap Growth Fund - MAGKX

Semi-Annual Shareholder Report - June 30, 2024

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://moafunds.com/docs. The MoA Funds are distributed by Foreside Fund Services LLC.

SMGW-I

ITEM 2.	CODE OF ETHICS.

MoA Funds Corporation (”MoA Funds”) has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics consists of two sections. The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1. Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002. It applies specifically to MoA Funds’ principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply. Section A applies to all individuals while Section B applies to the individuals designated in Section B. Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Section A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	(1) MoA Funds’ Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a)

(2) The audit committee financial expert is Margaret M. Smyth. She is a Certified Public Accountant and is currently a Partner at QIC (Queensland Investment Corporation), an ESG-themed global infrastructure investment company, and a member of Deloitte’s Finance Advisory Council. She was formerly U.S. Chief Financial Officer at National Grid. Her experience also includes previously held senior finance positions at Con Edison, Hamilton Sundstrand and United Technologies, and was a partner at Deloitte Touche and Arthur Andersen. Ms. Smyth is considered an independent director.

(a)	(3) Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

     2023: $876,262

     2022: $871,273

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h), (i), (j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN END MANAGEMENT INVESTMENT COMPANIES.

JUNE 30, 2024

MoA Funds Semi-Annual Report

(Unaudited)

Equity Funds

•	MoA Small Cap Value Fund (MAVKX)

•	MoA Mid Cap Value Fund (MAMVX)

•	MoA Small Cap Growth Fund (MAGKX)

•	MoA International Fund (MAIFX)

•	MoA Equity Index Fund (MAEIX)

•	MoA Mid Cap Equity Index Fund (MAMEX)

•	MoA Small Cap Equity Index Fund (MASOX)

•	MoA Catholic Values Index FundTM (MACCX)

•	MoA All America Fund (MAAKX)

Fixed Income Funds

•	MoA Intermediate Bond Fund (MAMBX)

•	MoA Core Bond FundTM (MABDX)

•	MoA Money Market Fund (MAAXX)

Asset Allocation Funds

•	MoA Conservative Allocation Fund (MACAX)

•	MoA Moderate Allocation Fund (MAMOX)

•	MoA Aggressive Allocation Fund (MAANX)

•	MoA Balanced Fund (MACHX)

Target Date Funds

•	MoA Retirement Income Fund (MARMX)

•	MoA Clear Passage 2015 FundTM (MURFX)

•	MoA Clear Passage 2020 FundTM (MURGX)

•	MoA Clear Passage 2025 FundTM (MURHX)

•	MoA Clear Passage 2030 FundTM (MURIX)

•	MoA Clear Passage 2035 FundTM (MURJX)

•	MoA Clear Passage 2040 FundTM (MURLX)

•	MoA Clear Passage 2045 FundTM (MURMX)

•	MoA Clear Passage 2050 FundTM (MURNX)

•	MoA Clear Passage 2055 FundTM (MUROX)

•	MoA Clear Passage 2060 FundTM (MURPX)

•	MoA Clear Passage 2065 FundTM (MURQX)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. MoA Funds distributed by Foreside Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

moafunds.com

MOA FUNDS

We are pleased to present the MoA Funds Corporation (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s Funds for the six months ended June 30, 2024.

Economic and Market Perspective

In the first half of 2024 the equity market posted strong returns, as investors were optimistic around declining inflation numbers and the potential for several Federal Reserve interest rate cuts during this year. The S&P 500 Index advanced 15.3%, driven by large cap growth stocks, and in particular, stocks tied to the A.I. (artificial intelligence) theme. Large cap stocks outperformed mid and small caps in the first half, as the S&P 400 and Russell 2000 gained 6.1% and 1.7%, respectively. Growth stocks led value, with the Russell 1000 Growth gaining 20.7% versus 6.6% for the Russell 1000 Value. International markets, as measured by the MSCI EAFE Index, returned 5.3% for the six-month period. The bond market continued to be volatile, as yields marched higher for the first four months of the year before receding in May and June. The yield on the 10-year Treasury bond yield started the year at 3.9%, rose to a peak of 4.7% in late April, before declining to 4.4% at the end of the second quarter, as the expectations for interest rate increases coming into the year got pushed out into the back half. The result of all the rate volatility is that the Bloomberg US Aggregate Bond Index declined 0.7% in the first half of the year.

The US economy has continued to be quite resilient thus far in 2024. Growth in Gross Domestic Product (GDP) averaged 3% in the first half of the year and price inflation continued to decline from peak levels. However, there are some cracks starting to develop. A GDP forecast calculated by the Atlanta Fed predicts economic growth slowing in the second half of the year versus the first half. The labor market is showing some signs of weakness as the unemployment rate hit 4.1% in June, the first time it has crossed the 4% threshold since November 2021. Any action by the Fed to lower borrowing costs this year will be welcome news to consumers and may lend some support to equity markets that are trading at somewhat optimistic valuation levels. However, inflation remains “sticky” above the Federal Reserve’s target rate of 2%, and it is possible that the Fed will not cut rates as quickly as many hope as it continues to be “data dependent”.

Lastly, we can’t forget about ongoing geopolitical risks across the globe, and of course the upcoming US election, which could lead to increased news flow and market volatility. As the election gets closer, market participants may look to bet on certain parts of the economy that may react favorably, or unfavorably, to one candidate versus another. However, it is extremely difficult, and certainly not advisable, to try to trade around macro or geopolitical events and typically any market movements resulting from a geopolitical event have tended to be short lived. Instead, investors should make sure to be invested in a diversified portfolio that reflects investment time horizon and risk tolerance and should refrain from making sudden or significant changes to their investment lineup, particularly in times of heightened volatility. Our investment professionals have a long history of investing through many different market cycles and economic events, and every day we are balancing risk and return to ensure that we achieve attractive results for our clients for their long-term success.

The total return performance (net of expenses) for each of the Funds is reflected below:

Total Returns — Six Months Ended June 30, 2024

MoA Equity Index Fund	15.20%
MoA All America Fund	9.96%
MoA Small Cap Value Fund	0.01%
MoA Small Cap Growth Fund	3.22%
MoA Small Cap Equity Index Fund	-0.79%
MoA Mid Cap Value Fund	3.51%
MoA Mid Cap Equity Index Fund	6.12%
MoA Balanced Fund	10.01%
MoA International Fund	7.11%
MoA Catholic Values Index FundTM	13.02%
MoA Retirement Income Fund	3.64%
MoA Clear Passage 2015 FundTM	3.94%
MoA Clear Passage 2020 FundTM	4.31%
MoA Clear Passage 2025 FundTM	5.48%
MoA Clear Passage 2030 FundTM	6.52%

Total Returns — Six Months Ended June 30, 2024

MoA Clear Passage 2035 FundTM	7.92%
MoA Clear Passage 2040 FundTM	8.88%
MoA Clear Passage 2045 FundTM	9.26%
MoA Clear Passage 2050 FundTM	9.49%
MoA Clear Passage 2055 FundTM	9.65%
MoA Clear Passage 2060 FundTM	9.64%
MoA Clear Passage 2065 FundTM	9.86%
MoA Conservative Allocation Fund	4.31%
MoA Moderate Allocation Fund	6.75%
MoA Aggressive Allocation Fund	7.64%
MoA Money Market Fund	2.60%
MoA Intermediate Bond Fund	0.37%
MoA Core Bond FundTM	-0.64%

For variable annuity owners or participants in a group variable annuity, the above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2024, compared to its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

Joseph R. Gaffoglio	R. Jeffrey Young
Chief Executive Officer and Principal Executive Officer	President
MoA Funds Corporation	MoA Funds Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

Index Definitions

The Bloomberg U.S. Aggregate Bond Index broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the U.S.

The Bloomberg U.S. Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market.

The Bloomberg U.S. Intermediate Government/Credit Bond Index is a broad-based benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and the NASDAQ.

The FTSE 3-month Treasury Bill Index is intended to track the daily performance of 3-month U.S. Treasury bills.

Morningstar Lifetime Allocation Conservative Income Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target conservative income. The Conservative risk profile is for investors who are comfortable with below-average exposure to equity market volatility.

Morningstar Lifetime Allocation Conservative 2015 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2015. The Conservative risk profile is for investors who are comfortable with below-average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2020 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2020. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2025 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2025. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2030 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2030. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2035 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2035. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2040 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2040. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2045 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2045. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2050 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2050. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2055 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2055. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2060 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2060. The Moderate risk profile is for investors who are comfortable with average exposure to equity market volatility.

Morningstar Lifetime Allocation Moderate 2065 Index: The index measures the performance of a portfolio of global equities, bonds and traditional inflation hedges such as commodities and TIPS. This portfolio is held in proportions appropriate for a U.S. investor who has a target maturity date of 2065. The Moderate risk profile is for well-funded investors who are comfortable with an average exposure to equity market volatility.

Morningstar US Moderate Target Allocation Index: The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index. The Morningstar US Moderate Target Allocation Index seeks 60% exposure to global equity markets.

Morningstar US Moderately Aggressive Target Allocation Index: The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index. The Morningstar US Moderately Aggressive Target Allocation Index seeks 77.5% exposure to global equity markets.

Morningstar US Moderately Conservative Target Allocation Index: The Morningstar Target Allocation Index family consists of indexes that offer a diversified mix of stocks and bonds created for local investors to benchmark their allocation funds. Morningstar’s Category classification system defines the level of equity and bond exposure for each index. The Morningstar US Moderate Target Allocation Index seeks 60% exposure to global equity markets.

The MSCI EAFE Index is an equity index which captures large and mid cap representation across 21 developed markets countries around the world, excluding the U.S and Canada. With 798 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Nasdaq Composite Index is a broad-based market index that includes more than 3700 stocks listed on the Nasdaq stock exchange.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium term (2 year) growth and higher sales per share historical growth (5 years).

The Russell 1000® Index represents the 1000 top companies by market capitalization in the United States.

The Russell 1000® Value Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

The Russell 2000® Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index is a market-capitalization-weighted index that tracks the largest 3,000 U.S. companies.

The Russell Midcap® Value Index measures the performance of the mid-cap value segment of the U.S. equity universe.

The S&P 500® Catholic Values Index excludes from the S&P 500 certain activities that are not aligned with the Responsible Investment Guidelines of the U.S. Conference of Catholic Bishops (USCCB). The index is designed for investors who do not want to breach religious norms in their passive investing strategies. It is not possible to invest directly in an index.

The S&P 500® Equal Weight Index (EWI) is the equal-weight version of the S&P 500. The index includes the same constituents as the capitalization weighted S&P 500, but each company in the S&P 500 EWI is allocated a fixed weight — or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a market-capitalization-weighted index of 500 leading publicly traded companies in the U.S.

The S&P/Case-Shiller U.S. National Home Price Index is a composite of single-family home price indices for the nine U.S. Census divisions and is calculated monthly.

The S&P GSCI Commodity Index is a composite index of commodities that measures the performance of the commodities market.

The S&P MidCap 400® Index measures the performance of 400 mid-sized companies.

The S&P SmallCap 600® Index measures the small-cap segment of the U.S. equity market.

EQUITY INDEX FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 15.29% before expenses and 15.20% after expenses. The Fund’s benchmark, the S&P 500® Index, returned 15.29% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index’s return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

ALL AMERICA FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 10.24% before expenses and 9.96% after expenses. The Fund’s benchmark, the Russell 3000® Index, returned 13.56% over the same period. Small- and mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund’s performance.

SMALL CAP VALUE FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 0.42% before expenses and 0.01% after expenses. The Fund’s benchmark, the Russell 2000® Value Index, returned -0.85% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

SMALL CAP GROWTH FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 3.65% before expenses and 3.22% after expenses. The Fund’s benchmark, the Russell 2000® Growth Index, returned 4.44% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

SMALL CAP EQUITY INDEX FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was -0.72% before expenses and -0.79% after expenses. The Fund’s benchmark, the S&P SmallCap® 600 Index, returned -0.72% over the same period. Small-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of small-cap stocks.

MID CAP VALUE FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 3.84% before expenses and 3.51% after expenses. The Fund’s benchmark, the Russell Midcap® Value Index, returned 4.54% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the performance of mid-cap stocks.

MID CAP EQUITY INDEX FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 6.20% before expenses and 6.12% after expenses. The Fund’s benchmark, the S&P MidCap® 400 Index, returned 6.17% over the same period. Mid-cap stocks lagged large-caps, as measured by the S&P 500® Index, as a few large-cap growth stocks accounted for a disproportionate percentage of the S&P’s return. A long-term view and potential overall portfolio diversification benefits, which include holding companies of various sizes, should be considered when reviewing the Fund’s performance.

BALANCED FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 10.28% before expenses and 10.01% after expenses. The Fund’s benchmark, the 60% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, returned 8.68% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

INTERNATIONAL FUND (Unaudited)

How did the Fund perform over the past six months?

The International Fund’s performance for the six months ended June 30, 2024 was 7.20% before expenses and 7.11% after expenses. The Fund’s benchmark, the MSCI EAFE Index, returned 5.34% over the same period. In general, international stocks, as measured by the benchmark, lagged in performance relative to the S&P 500® Index, an index of U.S. based companies. A long-term view and potential overall portfolio diversification benefits, which include companies with varying geographic exposure, should be considered when reviewing the performance of international stocks.

CATHOLIC VALUES INDEX FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 13.14% before expenses and 13.02% after expenses. The Fund’s benchmark, the S&P 500® Catholic Values Index, returned 13.39% over the same period. During the period a small number of large-cap growth stocks accounted for a disproportionate percentage of the Index’s return. A long-term view and potential overall portfolio diversification benefits should be considered when reviewing the Fund’s performance.

RETIREMENT INCOME FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 3.72% before expenses and 3.64% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Conservative Income Index returned 2.14% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index composition. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2015 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 4.04% before expenses and 3.94% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Conservative 2015 Index returned 3.32% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2020 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 4.37% before expenses and 4.31% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2020 Index returned 3.44% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2025 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 5.54% before expenses and 5.48% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2025 Index was 3.75% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2030 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 6.58% before expenses and 6.52% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2030 Index was 4.33% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2035 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 7.98% before expenses and 7.92% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2035 Index was 5.25% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2040 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 8.94% before expenses and 8.88% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2040 Index was 6.29% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2045 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 9.32% before expenses and 9.26% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2045 Index was 7.07% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2050 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 9.56% before expenses and 9.49% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2050 Index was 7.40% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2055 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 9.72% before expenses and 9.65% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2055 Index was 7.39% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2060 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 9.72% before expenses and 9.64% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2060 Index was 7.29% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CLEAR PASSAGE 2065 FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 9.89% before expenses and 9.86% after expenses. The Fund’s benchmark, the Morningstar Lifetime Allocation Moderate 2065 Index was 7.16% over the same period. The Fund’s return was influenced by its portfolio allocation and risk relative to the Index. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

CONSERVATIVE ALLOCATION FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 4.35% before expenses and 4.31% after expenses. The Fund’s benchmark, the Morningstar US Moderately Conservative Target Allocation Index, returned 4.66% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

MODERATE ALLOCATION FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 6.79% before expenses and 6.75% after expenses. The Fund’s benchmark, the Morningstar US Moderate Target Allocation Index, returned 7.30% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

AGGRESSIVE ALLOCATION FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 7.68% before expenses and 7.64% after expenses. The Fund’s benchmark, the Morningstar US Moderately Aggressive Target Allocation Index, returned 9.05% over the same period. A long-term view, asset composition and risk characteristics between the Fund and the Index should be considered when reviewing the Fund’s performance.

MONEY MARKET FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 2.72% before expenses and 2.60% after expenses. The Fund’s benchmark, the FTSE 3-Month Treasury Bill Index, returned 2.76% over the same period. The interest rate environment during the period was characterized by relatively higher rates and the anticipation of rate cuts by the Federal Reserve in the near term. The potential benefits of including money market funds in a diversified portfolio should be considered when reviewing the performance of various asset classes.

INTERMEDIATE BOND FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was 0.61% before expenses and 0.37% after expenses. The Fund’s benchmark, the Bloomberg U.S. Intermediate Government/Credit Bond Index, returned 0.49% over the same period. The interest rate environment during the period was characterized by relatively higher rates and the anticipation of rate cuts by the Federal Reserve in the near term. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

CORE BOND FUND (Unaudited)

How did the Fund perform over the past six months?

The Fund’s performance for the six months ended June 30, 2024 was -0.41% before expenses and -0.64% after expenses. The Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned -0.71% over the same period. The interest rate environment during the period was characterized by relatively higher rates and the anticipation of rate cuts by the Federal Reserve in the near term. The potential benefits of including fixed income in a diversified portfolio should be considered when reviewing the performance of various fixed income asset classes.

MoA FUNDS

ASSET ALLOCATIONS AS OF JUNE 30, 2024 (Unaudited)

Equity Index Fund

0.1%
99.9%
Common Stocks
Short-Term Debt, Cash Investment and Other Net Assets

All America Fund

1.0%
99.0%
Common Stocks
Short-Term Debt, Cash Investment and Other Net Assets

Small Cap Value Fund

2.5%
97.5%
Common Stocks
Short-Term Debt, Cash Investment and Other Net Assets

Small Cap Growth Fund

0.8%
99.2%
Common Stocks
Short-Term Debt, Cash Investment and Other Net Assets

Small Cap Equity Index Fund

Mid Cap Value Fund

1.6%
98.4%
Common Stocks
Short-Term Debt, Cash Investment and Other Net Assets

MoA FUNDS

ASSET ALLOCATIONS AS OF JUNE 30, 2024 (Unaudited) (Continued)

Mid Cap Equity Index Fund

0.2%
99.8%
Common Stocks
Cash Investment and Other Net Assets

Balanced Fund

4.1%
33.2%
62.7%
Common Stocks
Long-Term Debt Securities
Short-Term Debt, Cash Investment and Other Net Assets

International Fund

2.0%
98.0%
Common Stocks
Short-Term Debt, Cash Investment and Other Net Assets

Catholic Values Index Fund

Retirement Income Fund

5.0%
5.4%
26.2%
63.4%
MoA Domestic Equity Funds
MoA Bond Funds
MoA Money Market Fund
MoA International Equity Fund

Clear Passage 2015 Fund

5.0%
5.1%
27.8%
62.1%
MoA Domestic Equity Funds
MoA Bond Funds
MoA Money Market Fund
MoA International Equity Fund

MoA FUNDS

ASSET ALLOCATIONS AS OF JUNE 30, 2024 (Unaudited) (Continued)

Clear Passage 2020 Fund

Clear Passage 2025 Fund

Clear Passage 2030 Fund

Clear Passage 2035 Fund

Clear Passage 2040 Fund

Clear Passage 2045 Fund

MoA FUNDS

ASSET ALLOCATIONS AS OF JUNE 30, 2024 (Unaudited) (Continued)

Clear Passage 2050 Fund

Clear Passage 2055 Fund

Clear Passage 2060 Fund

Clear Passage 2065 Fund

Conservative Allocation Fund

4.0%
31.9%
5.2%
58.9%
MoA Domestic Equity Funds
MoA International Equity Fund
MoA Bond Funds
MoA Money Market Fund

Moderate Allocation Fund

38.0%
49.0%
13.0%
MoA Domestic Equity Funds
MoA International Equity Fund
MoA Bond Funds

MoA FUNDS

ASSET ALLOCATIONS AS OF JUNE 30, 2024 (Unaudited) (Continued)

Aggressive Allocation Fund

Money Market Fund

Intermediate Bond Fund

Core Bond Fund

MoA FUNDS

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $10,000 invested at January 1, 2024 and held for the entire period ending June 30, 2024.

Had Mutual of America Capital Management LLC (the “Adviser”) and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account values at the end of the period would have been reduced for those applicable Funds.

For variable annuity owners or participants in a group variable annuity, the estimate of expenses does not include fees and charges associated with your variable annuity. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $10,000 (for example, an $8,600 account value divided by $10,000=0.86), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the MoA Funds does not charge.

Equity Index Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$11,519.96	$7.49
Hypothetical (5% return before expense)	$10,000.00	$10,241.67	$7.05

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

All America Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,995.76	$26.62
Hypothetical (5% return before expense)	$10,000.00	$10,223.27	$25.64

*	Expenses are equal to the Fund’s annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS

EXPENSE EXAMPLE (Unaudited) (Continued)

Small Cap Value Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,001.26	$40.28
Hypothetical (5% return before expense)	$10,000.00	$10,208.36	$40.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,322.24	$40.93
Hypothetical (5% return before expense)	$10,000.00	$10,208.36	$40.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Small Cap Equity Index Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$9,920.55	$6.93
Hypothetical (5% return before expense)	$10,000.00	$10,241.67	$7.05

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Mid Cap Value Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,350.53	$33.39
Hypothetical (5% return before expense)	$10,000.00	$10,215.81	$33.17

*	Expenses are equal to the Fund’s annual expense ratio of 0.66%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid Cap Equity Index Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,611.55	$7.69
Hypothetical (5% return before expense)	$10,000.00	$10,241.17	$7.55

*	Expenses are equal to the Fund’s annual expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Balanced Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$11,000.56	$27.15
Hypothetical (5% return before expense)	$10,000.00	$10,222.78	$26.15

*	Expenses are equal to the Fund’s annual expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

International Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,710.50	$10.81
Hypothetical (5% return before expense)	$10,000.00	$10,237.69	$11.07

*

Expenses are equal to the Fund’s annual expense ratio of 0.22% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Catholic Values Index Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$11,301.64	$11.12
Hypothetical (5% return before expense)	$10,000.00	$10,238.19	$10.57

*	Expenses are equal to the Fund’s annual expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS

EXPENSE EXAMPLE (Unaudited) (Continued)

Retirement Income Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,364.39	$25.32
Hypothetical (5% return before expense)	$10,000.00	$10,223.77	$25.14

*

Expenses are equal to the Fund’s annual expense ratio of 0.50% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2015 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,394.36	$26.87
Hypothetical (5% return before expense)	$10,000.00	$10,222.28	$26.65

*

Expenses are equal to the Fund’s annual expense ratio of 0.53% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2020 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,430.91	$22.86
Hypothetical (5% return before expense)	$10,000.00	$10,226.26	$22.63

*

Expenses are equal to the Fund’s annual expense ratio of 0.45% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2025 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,548.36	$20.95
Hypothetical (5% return before expense)	$10,000.00	$10,228.25	$20.62

*

Expenses are equal to the Fund’s annual expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS

EXPENSE EXAMPLE (Unaudited) (Continued)

Clear Passage 2030 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,651.60	$20.03
Hypothetical (5% return before expense)	$10,000.00	$10,229.24	$19.62

*

Expenses are equal to the Fund’s annual expense ratio of 0.39% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2035 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,791.54	$18.61
Hypothetical (5% return before expense)	$10,000.00	$10,230.73	$18.11

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2040 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,887.88	$17.66
Hypothetical (5% return before expense)	$10,000.00	$10,231.73	$17.10

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2045 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,925.87	$17.17
Hypothetical (5% return before expense)	$10,000.00	$10,232.22	$16.60

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS

EXPENSE EXAMPLE (Unaudited) (Continued)

Clear Passage 2050 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,949.29	$17.19
Hypothetical (5% return before expense)	$10,000.00	$10,232.22	$16.60

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2055 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,964.85	$17.72
Hypothetical (5% return before expense)	$10,000.00	$10,231.73	$17.10

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2060 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,963.76	$18.76
Hypothetical (5% return before expense)	$10,000.00	$10,230.73	$18.11

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Clear Passage 2065 Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,985.82	$13.57
Hypothetical (5% return before expense)	$10,000.00	$10,235.70	$13.08

*

Expenses are equal to the Fund’s annual expense ratio of 0.26% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS

EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,430.51	$21.84
Hypothetical (5% return before expense)	$10,000.00	$10,227.25	$21.63

*

Expenses are equal to the Fund’s annual expense ratio of 0.43% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,675.11	$16.96
Hypothetical (5% return before expense)	$10,000.00	$10,232.22	$16.60

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,763.66	$17.55
Hypothetical (5% return before expense)	$10,000.00	$10,231.73	$17.10

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,259.58	$12.09
Hypothetical (5% return before expense)	$10,000.00	$10,236.70	$12.08

*	Expenses are equal to the Fund’s annual expense ratio of 0.24%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS

EXPENSE EXAMPLE (Unaudited) (Continued)

Intermediate Bond Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$10,036.62	$23.41
Hypothetical (5% return before expense)	$10,000.00	$10,225.26	$23.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.47%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Core Bond Fund
	Beginning Account Value January 1, 2024	Ending Account Value June 30, 2024	Expense Paid During Period* January 1, 2024 to June 30, 2024
Actual	$10,000.00	$9,936.08	$22.31
Hypothetical (5% return before expense)	$10,000.00	$10,226.26	$22.63

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.9%):
COMMUNICATION SERVICES (9.3%)
Alphabet, Inc. Cl A	716,779	$130,561,295
Alphabet, Inc. Cl C	596,314	109,375,914
AT&T, Inc.	874,943	16,720,161
Charter Communications, Inc. Cl A*	11,952	3,573,170
Comcast Corp. Cl A	477,631	18,704,030
Electronic Arts, Inc.	29,688	4,136,429
Fox Corp. Cl A	28,207	969,474
Fox Corp. Cl B	16,099	515,490
Interpublic Group of Cos., Inc.	46,056	1,339,769
Live Nation Entertainment, Inc.*	17,381	1,629,295
Match Group, Inc.*	32,419	984,889
Meta Platforms, Inc. Cl A	267,413	134,834,983
Netflix, Inc.*	52,581	35,485,865
News Corp. Cl A	46,273	1,275,747
News Corp. Cl B	13,961	396,353
Omnicom Group, Inc.	23,897	2,143,561
Paramount Global Cl B	60,324	626,766
Take-Two Interactive Software, Inc.*	19,376	3,012,774
T-Mobile US, Inc.	62,919	11,085,069
Verizon Communications, Inc.	513,636	21,182,349
Walt Disney Co.	222,458	22,087,855
Warner Bros Discovery, Inc.*	272,090	2,024,350

		522,665,588

CONSUMER DISCRETIONARY (9.9%)
Airbnb, Inc. Cl A*	53,874	8,168,915
Amazon.com, Inc.*	1,117,489	215,954,749
Aptiv PLC*	33,199	2,337,874
AutoZone, Inc.*	2,111	6,257,215
Bath & Body Works, Inc.	27,293	1,065,792
Best Buy Co., Inc.	23,496	1,980,478
Booking Hldgs., Inc.	4,141	16,404,571
BorgWarner, Inc.	27,803	896,369
Caesars Entertainment, Inc.*	26,408	1,049,454
CarMax, Inc.*	19,206	1,408,568
Carnival Corp.*	123,256	2,307,352
Chipotle Mexican Grill, Inc. Cl A*	167,550	10,497,007
Darden Restaurants, Inc.	14,565	2,203,976
Deckers Outdoor Corp.*	3,133	3,032,587
Domino’s Pizza, Inc.	4,257	2,198,017
DR Horton, Inc.	36,167	5,097,015
eBay, Inc.	61,745	3,316,941
Etsy, Inc.*	14,269	841,586
Expedia Group, Inc.*	15,491	1,951,711
Ford Motor Co.	478,521	6,000,653
Garmin Ltd.	18,750	3,054,750
General Motors Co.	139,227	6,468,486
Genuine Parts Co.	16,999	2,351,302

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hasbro, Inc.	15,968	$934,128
Hilton Worldwide Hldgs., Inc.	30,513	6,657,937
Home Depot, Inc.	120,932	41,629,632
Las Vegas Sands Corp.	44,548	1,971,249
Lennar Corp. Cl A	29,880	4,478,116
LKQ Corp.	32,554	1,353,921
Lowe’s Cos., Inc.	69,823	15,393,179
Lululemon Athletica, Inc.*	13,982	4,176,423
Marriott International, Inc. Cl A	29,277	7,078,300
McDonald’s Corp.	87,942	22,411,139
MGM Resorts International*	30,622	1,360,842
Mohawk Industries, Inc.*	6,468	734,700
NIKE, Inc. Cl B	147,830	11,141,947
Norwegian Cruise Line Hldgs. Ltd.*	52,353	983,713
NVR, Inc.*	383	2,906,418
O’Reilly Automotive, Inc.*	7,187	7,589,903
Pool Corp.	4,678	1,437,690
PulteGroup, Inc.	25,668	2,826,047
Ralph Lauren Corp. Cl A	4,765	834,161
Ross Stores, Inc.	40,917	5,946,058
Royal Caribbean Cruises Ltd.*	28,890	4,605,933
Starbucks Corp.	138,218	10,760,271
Tapestry, Inc.	28,038	1,199,746
Tesla, Inc.*	338,572	66,996,627
TJX Cos., Inc.	138,195	15,215,270
Tractor Supply Co.	13,156	3,552,120
Ulta Beauty, Inc.*	5,850	2,257,340
Wynn Resorts Ltd.	11,523	1,031,309
Yum! Brands, Inc.	34,366	4,552,120

		556,861,607

CONSUMER STAPLES (5.7%)
Altria Group, Inc.	209,595	9,547,052
Archer-Daniels-Midland Co.	60,335	3,647,251
Brown-Forman Corp. Cl B	21,845	943,485
Bunge Global S.A.	17,279	1,844,879
Campbell Soup Co.	24,009	1,084,967
Church & Dwight Co., Inc.	29,839	3,093,707
Clorox Co.	15,154	2,068,066
Coca-Cola Co.	473,113	30,113,642
Colgate-Palmolive Co.	100,115	9,715,160
Conagra Brands, Inc.	58,336	1,657,909
Constellation Brands, Inc. Cl A	19,645	5,054,266
Costco Wholesale Corp.	54,119	46,000,609
Dollar General Corp.	26,805	3,544,425
Dollar Tree, Inc.*	25,287	2,699,893
Estee Lauder Cos., Inc. Cl A	28,434	3,025,378
General Mills, Inc.	68,890	4,357,981
Hershey Co.	18,013	3,311,330
Hormel Foods Corp.	35,420	1,079,956

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
J M Smucker Co.	12,956	$1,412,722
Kellanova	32,124	1,852,912
Kenvue, Inc.	233,657	4,247,884
Keurig Dr Pepper, Inc.	127,369	4,254,125
Kimberly-Clark Corp.	41,088	5,678,362
Kraft Heinz Co.	96,315	3,103,269
Kroger Co.	81,682	4,078,382
Lamb Weston Hldgs., Inc.	17,620	1,481,490
McCormick & Co., Inc.	30,719	2,179,206
Molson Coors Beverage Co. Cl B	22,189	1,127,867
Mondelez International, Inc. Cl A	163,681	10,711,285
Monster Beverage Corp.*	86,552	4,323,272
PepsiCo, Inc.	167,760	27,668,657
Philip Morris International, Inc.	189,695	19,221,794
Procter & Gamble Co.	287,996	47,496,300
Sysco Corp.	60,766	4,338,085
Target Corp.	56,452	8,357,154
Tyson Foods, Inc. Cl A	34,902	1,994,300
Walgreens Boots Alliance, Inc.	87,376	1,056,813
Walmart, Inc.	521,256	35,294,244

		322,668,079

ENERGY (3.6%)
APA Corp.	43,937	1,293,505
Baker Hughes Co. Cl A	121,782	4,283,073
Chevron Corp.	209,147	32,714,774
ConocoPhillips	142,714	16,323,627
Coterra Energy, Inc.	90,816	2,422,063
Devon Energy Corp.	77,121	3,655,535
Diamondback Energy, Inc.	21,763	4,356,735
EOG Resources, Inc.	70,130	8,827,263
EQT Corp.	53,885	1,992,667
Exxon Mobil Corp.	547,398	63,016,458
Halliburton Co.	108,030	3,649,253
Hess Corp.	33,725	4,975,112
Kinder Morgan, Inc.	235,615	4,681,670
Marathon Oil Corp.	68,827	1,973,270
Marathon Petroleum Corp.	42,994	7,458,599
Occidental Petroleum Corp.	81,144	5,114,506
ONEOK, Inc.	71,219	5,807,909
Phillips 66	51,733	7,303,148
Schlumberger N.V.	174,415	8,228,900
Targa Resources Corp.	27,056	3,484,272
Valero Energy Corp.	39,902	6,255,038
Williams Cos., Inc.	148,719	6,320,558

		204,137,935

FINANCIALS (13.2%)
Aflac, Inc.	63,098	5,635,282
Allstate Corp.	32,204	5,141,691
American Express Co.	69,341	16,055,908
American International Group, Inc.	80,985	6,012,326
Ameriprise Financial, Inc.	12,121	5,177,970

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Aon PLC Cl A	26,532	$7,789,265
Arch Capital Group Ltd.*	45,633	4,603,913
Arthur J. Gallagher & Co.	26,662	6,913,723
Assurant, Inc.	6,343	1,054,524
Bank of America Corp.	830,228	33,018,168
Bank of New York Mellon Corp.	91,253	5,465,142
Berkshire Hathaway, Inc. Cl B*	220,911	89,866,595
BlackRock, Inc. Cl A	17,046	13,420,657
Blackstone, Inc.	87,206	10,796,103
Brown & Brown, Inc.	28,890	2,583,055
Capital One Financial Corp.	46,626	6,455,370
Cboe Global Markets, Inc.	12,832	2,182,210
Charles Schwab Corp.	182,173	13,424,328
Chubb Ltd.	49,549	12,638,959
Cincinnati Financial Corp.	19,105	2,256,300
Citigroup, Inc.	232,756	14,770,696
Citizens Financial Group, Inc.	55,525	2,000,566
CME Group, Inc. Cl A	43,937	8,638,014
Corpay, Inc.*	8,575	2,284,466
Discover Financial Svcs.	30,579	4,000,039
Everest Group Ltd.	5,302	2,020,168
FactSet Research Systems, Inc.	4,651	1,898,864
Fidelity National Information Svcs., Inc.	67,877	5,115,211
Fifth Third Bancorp	83,470	3,045,820
Fiserv, Inc.*	71,398	10,641,158
Franklin Resources, Inc.	36,593	817,854
Global Payments, Inc.	31,148	3,012,012
Globe Life, Inc.	10,246	843,041
Goldman Sachs Group, Inc.	39,349	17,798,340
Hartford Financial Svcs. Group, Inc.	36,090	3,628,489
Huntington Bancshares, Inc.	176,846	2,330,830
Intercontinental Exchange, Inc.	69,992	9,581,205
Invesco Ltd.	54,890	821,154
iShares Core S&P 500 ETF	95,702	52,371,005
Jack Henry & Associates, Inc.	8,895	1,476,748
JPMorgan Chase & Co.	350,417	70,875,342
KeyCorp.	115,053	1,634,903
KKR & Co., Inc.	81,214	8,546,961
Loews Corp.	22,155	1,655,865
M&T Bank Corp.	20,360	3,081,690
MarketAxess Hldgs., Inc.	4,625	927,451
Marsh & McLennan Cos., Inc.	60,124	12,669,329
Mastercard, Inc. Cl A	100,183	44,196,732
MetLife, Inc.	72,892	5,116,289
Moody’s Corp.	19,163	8,066,282

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Morgan Stanley	152,700	$14,840,913
MSCI, Inc. Cl A	9,667	4,657,077
Nasdaq, Inc.	46,432	2,797,992
Northern Trust Corp.	24,966	2,096,645
PayPal Hldgs., Inc.*	127,645	7,407,239
PNC Financial Svcs. Group, Inc.	48,555	7,549,331
Principal Financial Group, Inc.	26,313	2,064,255
Progressive Corp.	71,470	14,845,034
Prudential Financial, Inc.	43,808	5,133,859
Raymond James Financial, Inc.	22,764	2,813,858
Regions Financial Corp.	111,755	2,239,570
S&P Global, Inc.	39,061	17,421,206
State Street Corp.	36,762	2,720,388
Synchrony Financial	48,999	2,312,263
T. Rowe Price Group, Inc.	27,249	3,142,082
Travelers Cos., Inc.	27,942	5,681,726
Truist Financial Corp.	163,281	6,343,467
U.S. Bancorp	190,416	7,559,515
Visa, Inc. Cl A	192,087	50,417,075
Wells Fargo & Co.	425,420	25,265,694
Willis Towers Watson PLC	12,476	3,270,459
WR Berkley Corp.	24,646	1,936,683

		746,874,344

HEALTH CARE (11.6%)
Abbott Laboratories	212,279	22,057,911
AbbVie, Inc.	215,482	36,959,473
Agilent Technologies, Inc.	35,761	4,635,698
Align Technology, Inc.*	8,544	2,062,778
Amgen, Inc.	65,458	20,452,352
Baxter International, Inc.	62,181	2,079,954
Becton Dickinson & Co.	35,266	8,242,017
Biogen, Inc.*	17,766	4,118,514
Bio-Rad Laboratories, Inc. Cl A*	2,490	680,044
Bio-Techne Corp.	19,229	1,377,758
Boston Scientific Corp.*	179,399	13,815,517
Bristol-Myers Squibb Co.	247,359	10,272,819
Cardinal Health, Inc.	29,721	2,922,169
Catalent, Inc.*	22,084	1,241,783
Cencora, Inc.	20,201	4,551,285
Centene Corp.*	65,120	4,317,456
Charles River Laboratories International, Inc.*	6,285	1,298,355
Cigna Group	34,665	11,459,209
Cooper Cos., Inc.	24,254	2,117,374
CVS Health Corp.	153,188	9,047,283
Danaher Corp.	80,440	20,097,934
DaVita, Inc.*	6,314	874,931
Dexcom, Inc.*	48,527	5,501,991
Edwards Lifesciences Corp.*	73,533	6,792,243
Elevance Health, Inc.	28,361	15,367,691
Eli Lilly & Co.	97,417	88,199,403
GE HealthCare Technologies, Inc.	51,801	4,036,334

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.	152,026	$10,430,504
HCA Healthcare, Inc.	23,651	7,598,593
Henry Schein, Inc.*	15,626	1,001,627
Hologic, Inc.*	28,478	2,114,492
Humana, Inc.	14,705	5,494,523
IDEXX Laboratories, Inc.*	10,078	4,910,002
Incyte Corp.*	19,611	1,188,819
Insulet Corp.*	8,546	1,724,583
Intuitive Surgical, Inc.*	43,283	19,254,443
IQVIA Hldgs., Inc.*	22,234	4,701,157
Johnson & Johnson	293,677	42,923,830
Labcorp Hldgs., Inc.	10,287	2,093,507
McKesson Corp.	15,862	9,264,043
Medtronic PLC	162,029	12,753,303
Merck & Co., Inc.	309,068	38,262,618
Mettler-Toledo International, Inc.*	2,607	3,643,517
Moderna, Inc.*	40,685	4,831,344
Molina Healthcare, Inc.*	7,150	2,125,695
Pfizer, Inc.	691,469	19,347,303
Quest Diagnostics, Inc.	13,556	1,855,545
Regeneron Pharmaceuticals, Inc.*	12,942	13,602,430
ResMed, Inc.	17,927	3,431,586
Revvity, Inc.	15,058	1,578,982
Solventum Corp.*	16,861	891,610
STERIS PLC	12,058	2,647,213
Stryker Corp.	41,372	14,076,823
Teleflex, Inc.	5,747	1,208,767
Thermo Fisher Scientific, Inc.	46,580	25,758,740
UnitedHealth Group, Inc.	112,311	57,195,500
Universal Health Svcs., Inc. Cl B	7,283	1,346,845
Vertex Pharmaceuticals, Inc.*	31,489	14,759,524
Viatris, Inc.	145,293	1,544,465
Waters Corp.*	7,238	2,099,889
West Pharmaceutical Svcs., Inc.	8,889	2,927,948
Zimmer Biomet Hldgs., Inc.	25,105	2,724,646
Zoetis, Inc. Cl A	55,680	9,652,685

		655,547,377

INDUSTRIALS (8.1%)
3M Co.	67,524	6,900,278
Allegion PLC	10,671	1,260,779
American Airlines Group, Inc.*	80,059	907,068
AMETEK, Inc.	28,245	4,708,724
AO Smith Corp.	14,739	1,205,355
Automatic Data Processing, Inc.	49,944	11,921,133
Axon Enterprise, Inc.*	8,656	2,546,941
Boeing Co.*	70,414	12,816,052
Broadridge Financial Solutions, Inc.	14,420	2,840,740

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Builders FirstSource, Inc.*	14,895	$2,061,617
Carrier Global Corp.	102,250	6,449,930
Caterpillar, Inc.	59,677	19,878,409
CH Robinson Worldwide, Inc.	14,288	1,259,059
Cintas Corp.	10,523	7,368,836
Copart, Inc.*	106,763	5,782,284
CSX Corp.	238,552	7,979,564
Cummins, Inc.	16,690	4,621,962
Dayforce, Inc.*	19,267	955,643
Deere & Co.	31,590	11,802,972
Delta Air Lines, Inc.	78,744	3,735,615
Dover Corp.	16,770	3,026,146
Eaton Corp. PLC	48,785	15,296,537
Emerson Electric Co.	69,810	7,690,270
Equifax, Inc.	15,083	3,657,024
Expeditors International of Washington, Inc.	17,237	2,151,005
Fastenal Co.	69,865	4,390,317
FedEx Corp.	27,626	8,283,380
Fortive Corp.	42,956	3,183,040
GE Vernova, Inc.*	33,445	5,736,152
Generac Hldgs., Inc.*	7,397	978,031
General Dynamics Corp.	27,743	8,049,354
General Electric Co.	133,570	21,233,623
Honeywell International, Inc.	79,462	16,968,315
Howmet Aerospace, Inc.	47,319	3,673,374
Hubbell, Inc. Cl B	6,551	2,394,259
Huntington Ingalls Industries, Inc.	4,812	1,185,340
IDEX Corp.	9,236	1,858,283
Illinois Tool Works, Inc.	33,136	7,851,907
Ingersoll Rand, Inc.	49,230	4,472,053
Jacobs Solutions, Inc.	15,280	2,134,769
JB Hunt Transport Svcs., Inc.	9,949	1,591,840
Johnson Controls International PLC	82,206	5,464,233
L-3 Harris Technologies, Inc.	23,145	5,197,904
Leidos Hldgs., Inc.	16,500	2,407,020
Lockheed Martin Corp.	26,058	12,171,692
Masco Corp.	26,875	1,791,756
Nordson Corp.	6,629	1,537,530
Norfolk Southern Corp.	27,568	5,918,574
Northrop Grumman Corp.	16,976	7,400,687
Old Dominion Freight Line, Inc.	21,742	3,839,637
Otis Worldwide Corp.	49,338	4,749,276
PACCAR, Inc.	63,959	6,583,939
Parker-Hannifin Corp.	15,685	7,933,630
Paychex, Inc.	39,092	4,634,747
Paycom Software, Inc.	5,866	839,073
Pentair PLC	20,259	1,553,258
Quanta Svcs., Inc.	17,863	4,538,810
Republic Svcs., Inc. Cl A	24,979	4,854,419

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Rockwell Automation, Inc.	13,912	$3,829,695
Rollins, Inc.	34,271	1,672,082
RTX Corp.	162,233	16,286,571
Snap-on, Inc.	6,434	1,681,783
Southwest Airlines Co.	73,026	2,089,274
Stanley Black & Decker, Inc.	18,777	1,500,095
Textron, Inc.	23,271	1,998,048
Trane Technologies PLC	27,621	9,085,376
TransDigm Group, Inc.	6,828	8,723,521
Uber Technologies, Inc.*	254,974	18,531,510
Union Pacific Corp.	74,450	16,845,057
United Airlines Hldgs., Inc.*	40,122	1,952,337
United Parcel Svc., Inc. Cl B	89,005	12,180,334
United Rentals, Inc.	8,126	5,255,328
Veralto Corp.	26,808	2,559,360
Verisk Analytics, Inc. Cl A	17,410	4,692,865
Waste Management, Inc.	44,538	9,501,737
Westinghouse Air Brake Technologies Corp.	21,524	3,401,868
WW Grainger, Inc.	5,336	4,814,353
Xylem, Inc.	29,584	4,012,478

		454,837,837

INFORMATION TECHNOLOGY (32.1%)
Accenture PLC Cl A	76,721	23,277,919
Adobe, Inc.*	54,668	30,370,261
Advanced Micro Devices, Inc.*	197,231	31,992,841
Akamai Technologies, Inc.*	18,586	1,674,227
Amphenol Corp. Cl A	146,578	9,874,960
Analog Devices, Inc.	60,514	13,812,926
ANSYS, Inc.*	10,652	3,424,618
Apple, Inc.	1,758,881	370,455,516
Applied Materials, Inc.	101,391	23,927,262
Arista Networks, Inc.*	30,973	10,855,417
Autodesk, Inc.*	26,104	6,459,435
Broadcom, Inc.	53,157	85,345,158
Cadence Design Systems, Inc.*	33,207	10,219,454
CDW Corp.	16,399	3,670,752
Cisco Systems, Inc.	494,105	23,474,929
Cognizant Technology Solutions Corp. Cl A	60,671	4,125,628
Corning, Inc.	94,076	3,654,853
Crowdstrike Hldgs., Inc.*	28,147	10,785,649
Enphase Energy, Inc.*	16,603	1,655,485
EPAM Systems, Inc.*	7,074	1,330,690
F5, Inc.*	7,153	1,231,961
Fair Isaac Corp.*	3,016	4,489,799
First Solar, Inc.*	13,061	2,944,733

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Fortinet, Inc.*	77,373	$4,663,271
Gartner, Inc.*	9,473	4,253,945
Gen Digital, Inc.	67,238	1,679,605
GoDaddy, Inc. Cl A*	17,198	2,402,733
Hewlett Packard Enterprise Co.	158,634	3,358,282
HP, Inc.	105,314	3,688,096
Intel Corp.	519,462	16,087,738
International Business Machines Corp.	112,093	19,386,484
Intuit, Inc.	34,165	22,453,580
Jabil, Inc.	14,716	1,600,954
Juniper Networks, Inc.	39,656	1,445,858
Keysight Technologies, Inc.*	21,301	2,912,912
KLA Corp.	16,430	13,546,699
Lam Research Corp.	15,954	16,988,617
Microchip Technology, Inc.	65,942	6,033,693
Micron Technology, Inc.	135,127	17,773,254
Microsoft Corp.	906,932	405,353,257
Monolithic Power Systems, Inc.	5,939	4,879,958
Motorola Solutions, Inc.	20,352	7,856,890
NetApp, Inc.	25,183	3,243,570
NVIDIA Corp.	3,001,627	370,821,000
NXP Semiconductors N.V.	31,200	8,395,608
ON Semiconductor Corp.*	52,499	3,598,806
Oracle Corp.	194,526	27,467,071
Palo Alto Networks, Inc.*	39,426	13,365,808
PTC, Inc.*	14,611	2,654,380
Qorvo, Inc.*	11,782	1,367,183
QUALCOMM, Inc.	136,424	27,172,932
Roper Technologies, Inc.	13,062	7,362,527
Salesforce, Inc.	118,517	30,470,721
Seagate Technology Hldgs. PLC	23,830	2,460,924
ServiceNow, Inc.*	25,016	19,679,337
Skyworks Solutions, Inc.	19,578	2,086,623
Super Micro Computer, Inc.*	6,146	5,035,725
Synopsys, Inc.*	18,615	11,077,042
TE Connectivity Ltd.	37,368	5,621,268
Teledyne Technologies, Inc.*	5,786	2,244,852
Teradyne, Inc.	19,049	2,824,776
Texas Instruments, Inc.	111,102	21,612,672
Trimble, Inc.*	29,800	1,666,416
Tyler Technologies, Inc.*	5,180	2,604,400
VeriSign, Inc.*	10,574	1,880,057
Western Digital Corp.*	39,844	3,018,980

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Zebra Technologies Corp. Cl A*	6,274	$1,938,227

		1,815,091,204

MATERIALS (2.1%)
Air Products & Chemicals, Inc.	27,128	7,000,380
Albemarle Corp.	14,341	1,369,852
Amcor PLC	176,369	1,724,889
Avery Dennison Corp.	9,829	2,149,111
Ball Corp.	37,875	2,273,258
Celanese Corp. Cl A	12,261	1,653,886
CF Industries Hldgs., Inc.	22,305	1,653,247
Corteva, Inc.	85,049	4,587,543
Dow, Inc.	85,809	4,552,167
DuPont de Nemours, Inc.	51,020	4,106,600
Eastman Chemical Co.	14,356	1,406,457
Ecolab, Inc.	31,013	7,381,094
FMC Corp.	15,230	876,487
Freeport-McMoRan, Inc.	175,288	8,518,997
International Flavors & Fragrances, Inc.	31,159	2,966,648
International Paper Co.	42,383	1,828,826
Linde PLC	58,660	25,740,595
LyondellBasell Industries N.V. Cl A	31,390	3,002,767
Martin Marietta Materials, Inc.	7,522	4,075,420
Mosaic Co.	39,219	1,133,429
Newmont Corp.	140,712	5,891,611
Nucor Corp.	29,258	4,625,105
Packaging Corp. of America	10,877	1,985,705
PPG Industries, Inc.	28,721	3,615,687
Sherwin-Williams Co.	28,465	8,494,810
Steel Dynamics, Inc.	18,024	2,334,108
Vulcan Materials Co.	16,139	4,013,447
Westrock Co.	31,500	1,583,190

		120,545,316

REAL ESTATE (2.1%)
Alexandria Real Estate Equities, Inc.	19,207	2,246,643
American Tower Corp.	56,982	11,076,161
AvalonBay Communities, Inc.	17,326	3,584,576
Boston Properties, Inc.	17,631	1,085,364
Camden Property Trust	13,000	1,418,430
CBRE Group, Inc. Cl A*	36,803	3,279,515
CoStar Group, Inc.*	49,829	3,694,322
Crown Castle, Inc.	53,022	5,180,250
Digital Realty Trust, Inc.	39,597	6,020,724
Equinix, Inc.	11,580	8,761,428
Equity Residential	42,083	2,918,035
Essex Property Trust, Inc.	7,836	2,132,959
Extra Space Storage, Inc.	25,835	4,015,017
Federal Realty Investment Trust	9,110	919,837

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Healthpeak Properties, Inc.	85,880	$1,683,248
Host Hotels & Resorts, Inc.	86,034	1,546,891
Invitation Homes, Inc.	70,260	2,521,632
Iron Mountain, Inc.	35,769	3,205,618
Kimco Realty Corp.	81,436	1,584,745
Mid-America Apartment Communities, Inc.	14,255	2,032,906
Prologis, Inc.	112,976	12,688,335
Public Storage	19,299	5,551,357
Realty Income Corp.	106,256	5,612,442
Regency Centers Corp.	20,067	1,248,168
SBA Communications Corp. Cl A	13,111	2,573,689
Simon Property Group, Inc.	39,773	6,037,541
UDR, Inc.	36,969	1,521,274
Ventas, Inc.	49,392	2,531,834
VICI Properties, Inc. Cl A	127,294	3,645,700
Welltower, Inc.	72,961	7,606,184
Weyerhaeuser Co.	88,959	2,525,546

		120,450,371

UTILITIES (2.2%)
AES Corp.	86,719	1,523,653
Alliant Energy Corp.	31,284	1,592,356
Ameren Corp.	32,540	2,313,919
American Electric Power Co., Inc.	64,322	5,643,612
American Water Works Co., Inc.	23,773	3,070,521
Atmos Energy Corp.	18,411	2,147,643

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
CenterPoint Energy, Inc.	78,062	$2,418,361
CMS Energy Corp.	36,441	2,169,333
Consolidated Edison, Inc.	42,200	3,773,524
Constellation Energy Corp.	38,467	7,703,786
Dominion Energy, Inc.	102,283	5,011,867
DTE Energy Co.	25,251	2,803,114
Duke Energy Corp.	94,175	9,439,160
Edison International	46,949	3,371,408
Entergy Corp.	26,056	2,787,992
Evergy, Inc.	28,051	1,485,861
Eversource Energy	42,984	2,437,623
Exelon Corp.	122,028	4,223,389
FirstEnergy Corp.	63,204	2,418,817
NextEra Energy, Inc.	250,705	17,752,421
NiSource, Inc.	54,704	1,576,022
NRG Energy, Inc.	25,440	1,980,758
PG&E Corp.	260,772	4,553,079
Pinnacle West Capital Corp.	13,857	1,058,398
PPL Corp.	90,023	2,489,136
Public Svc. Enterprise Group, Inc.	60,779	4,479,412
Sempra	77,223	5,873,581
Southern Co.	133,425	10,349,777
Vistra Corp.	39,856	3,426,819
WEC Energy Group, Inc.	38,538	3,023,692
Xcel Energy, Inc.	67,802	3,621,305

		126,520,339

TOTAL COMMON STOCKS
(Cost: $2,728,018,406)		5,646,199,997

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.1%):
U.S. GOVERNMENT (0.1%)
U.S. Treasury Bill	A-1+	5.27	07/16/24	$2,000,000	$1,995,626
U.S. Treasury Bill	A-1+	5.31	07/30/24	2,300,000	2,290,233

					4,285,859

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,285,859)					4,285,859

TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	2,010,055	2,010,055

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,010,055)					2,010,055

TOTAL INVESTMENTS (Cost: $2,734,314,320) 100.0%					5,652,495,911

OTHER NET ASSETS 0.0% (1)					967,037

NET ASSETS 100.0%					$5,653,462,948

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.0%):
COMMUNICATION SERVICES (6.1%)
Alphabet, Inc. Cl A	23,126	$4,212,401
Alphabet, Inc. Cl C	19,239	3,528,817
AT&T, Inc.	28,227	539,418
Charter Communications, Inc. Cl A*	386	115,399
Comcast Corp. Cl A	15,410	603,456
Electronic Arts, Inc.	958	133,478
Fox Corp. Cl A	9,488	326,103
Fox Corp. Cl B	520	16,650
IMAX Corp.*	11,852	198,758
Interpublic Group of Cos., Inc.	1,486	43,228
Live Nation Entertainment, Inc.*	560	52,494
Match Group, Inc.*	1,046	31,777
Meta Platforms, Inc. Cl A	8,628	4,350,410
Netflix, Inc.*	1,697	1,145,271
News Corp. Cl A	1,493	41,162
News Corp. Cl B	451	12,804
Omnicom Group, Inc.	771	69,159
Paramount Global Cl B	1,946	20,219
Take-Two Interactive Software, Inc.*	5,238	814,457
TEGNA, Inc.	26,199	365,214
T-Mobile US, Inc.	2,030	357,645
Verizon Communications, Inc.	16,571	683,388
Walt Disney Co.	7,178	712,704
Warner Bros Discovery, Inc.*	28,715	213,640
ZipRecruiter, Inc. Cl A*	6,078	55,249

		18,643,301

CONSUMER DISCRETIONARY (9.2%)
Airbnb, Inc. Cl A*	1,738	263,533
Amazon.com, Inc.*	36,053	6,967,242
Aptiv PLC*	1,072	75,490
AutoZone, Inc.*	211	625,425
Bath & Body Works, Inc.	881	34,403
Best Buy Co., Inc.	758	63,892
Bloomin’ Brands, Inc.	22,193	426,771
Booking Hldgs., Inc.	134	530,841
BorgWarner, Inc.	897	28,919
Caesars Entertainment, Inc.*	5,410	214,993
CarMax, Inc.*	620	45,471
Carnival Corp.*	3,976	74,431
Chipotle Mexican Grill, Inc. Cl A*	5,400	338,310
Darden Restaurants, Inc.	3,644	551,410
Deckers Outdoor Corp.*	101	97,763
Domino’s Pizza, Inc.	137	70,737
DR Horton, Inc.	1,167	164,465
eBay, Inc.	1,993	107,064
Etsy, Inc.*	461	27,190
Everi Hldgs., Inc.*	16,824	141,322
Expedia Group, Inc.*	500	62,995
Five Below, Inc.*	4,310	469,661
Ford Motor Co.	15,438	193,593

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Garmin Ltd.	604	$98,404
General Motors Co.	4,492	208,698
Genuine Parts Co.	549	75,938
Golden Entertainment, Inc.	16,489	512,973
Hasbro, Inc.	515	30,128
Hilton Worldwide Hldgs., Inc.	985	214,927
Home Depot, Inc.	3,902	1,343,224
Las Vegas Sands Corp.	1,438	63,632
Lennar Corp. Cl A	964	144,475
LKQ Corp.	1,051	43,711
Lowe’s Cos., Inc.	2,253	496,696
Lululemon Athletica, Inc.*	452	135,012
Marriott International, Inc. Cl A	945	228,473
Marriott Vacations Worldwide Corp.	3,847	335,920
McDonald’s Corp.	2,838	723,236
MGM Resorts International*	988	43,907
Mohawk Industries, Inc.*	208	23,627
Murphy USA, Inc.	1,280	600,909
NIKE, Inc. Cl B	4,770	359,515
Norwegian Cruise Line Hldgs. Ltd.*	1,689	31,736
NVR, Inc.*	97	736,090
Ollie’s Bargain Outlet Hldgs., Inc.*	10,791	1,059,352
OneSpaWorld Hldgs. Ltd.*	37,978	583,722
O’Reilly Automotive, Inc.*	232	245,006
Polaris, Inc.	4,936	386,538
Pool Corp.	151	46,407
PulteGroup, Inc.	829	91,273
Ralph Lauren Corp. Cl A	154	26,959
Ross Stores, Inc.	1,321	191,968
Royal Caribbean Cruises Ltd.*	932	148,589
Skyline Champion Corp.*	6,380	432,245
Starbucks Corp.	4,459	347,133
Steven Madden Ltd.	3,890	164,547
Tapestry, Inc.	904	38,682
Taylor Morrison Home Corp. Cl A*	25,576	1,417,933
Tesla, Inc.*	10,923	2,161,443
TJX Cos., Inc.	4,459	490,936
Tractor Supply Co.	4,019	1,085,130
Ulta Beauty, Inc.*	189	72,929
Valvoline, Inc.*	11,997	518,270
Williams-Sonoma, Inc.	1,587	448,121
Wynn Resorts Ltd.	372	33,294
XPEL, Inc.*	4,494	159,807
Yum! Brands, Inc.	1,108	146,766

		28,324,202

CONSUMER STAPLES (4.8%)
Altria Group, Inc.	6,763	308,055
Archer-Daniels-Midland Co.	1,947	117,696
Brown-Forman Corp. Cl B	705	30,449
Bunge Global S.A.	558	59,578

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Campbell Soup Co.	775	$35,022
Church & Dwight Co., Inc.	6,412	664,796
Clorox Co.	489	66,734
Coca-Cola Co.	15,264	971,554
Coca-Cola Consolidated, Inc.	195	211,575
Colgate-Palmolive Co.	3,230	313,439
Conagra Brands, Inc.	1,882	53,486
Constellation Brands, Inc. Cl A	4,087	1,051,503
Costco Wholesale Corp.	1,747	1,484,932
Crimson Wine Group Ltd.*	37,737	225,290
Dollar General Corp.	864	114,247
Dollar Tree, Inc.*	815	87,017
Estee Lauder Cos., Inc. Cl A	917	97,569
Freshpet, Inc.*	7,920	1,024,769
General Mills, Inc.	2,223	140,627
Hershey Co.	582	106,989
Hormel Foods Corp.	1,142	34,820
J M Smucker Co.	418	45,579
Kellanova	1,037	59,814
Kenvue, Inc.	16,502	300,006
Keurig Dr Pepper, Inc.	4,109	137,241
Kimberly-Clark Corp.	1,326	183,253
Kraft Heinz Co.	3,108	100,140
Kroger Co.	2,635	131,565
Lamb Weston Hldgs., Inc.	3,220	270,738
McCormick & Co., Inc.	991	70,301
MGP Ingredients, Inc.	4,119	306,454
Molson Coors Beverage Co. Cl B	716	36,394
Mondelez International, Inc. Cl A	5,281	345,589
Monster Beverage Corp.*	2,793	139,510
Nomad Foods Ltd.	12,805	211,026
PepsiCo, Inc.	5,412	892,601
Philip Morris International, Inc.	6,120	620,140
Procter & Gamble Co.	9,291	1,532,272
Simply Good Foods Co.*	9,769	352,954
Sysco Corp.	1,960	139,924
Target Corp.	1,821	269,581
Tyson Foods, Inc. Cl A	1,127	64,397
Walgreens Boots Alliance, Inc.	2,819	34,096
Walmart, Inc.	16,818	1,138,747

		14,582,469

ENERGY (4.7%)
APA Corp.	1,418	41,746
Baker Hughes Co. Cl A	29,610	1,041,384
ChampionX Corp.	16,832	558,991
Cheniere Energy, Inc.	3,187	557,183
Chesapeake Energy Corp.	4,936	405,690
Chevron Corp.	6,748	1,055,522
ConocoPhillips	4,605	526,720
Coterra Energy, Inc.	2,930	78,143
Devon Energy Corp.	11,566	548,228

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Diamondback Energy, Inc.	703	$140,734
EOG Resources, Inc.	2,263	284,844
EQT Corp.	9,179	339,439
Exxon Mobil Corp.	17,661	2,033,134
Halliburton Co.	3,486	117,757
Hess Corp.	2,423	357,441
Kinder Morgan, Inc.	7,602	151,052
Liberty Energy, Inc. Cl A	23,928	499,856
Marathon Oil Corp.	2,221	63,676
Marathon Petroleum Corp.	1,388	240,790
MPLX LP*	5,027	214,100
Murphy Oil Corp.	9,429	388,852
Northern Oil & Gas, Inc.	29,948	1,113,167
Occidental Petroleum Corp.	2,617	164,950
ONEOK, Inc.	2,297	187,320
Ovintiv, Inc.	10,977	514,492
Permian Resources Corp. Cl A	24,273	392,009
Phillips 66	1,670	235,754
Schlumberger N.V.	5,627	265,482
Southwestern Energy Co.*	62,125	418,101
Targa Resources Corp.	873	112,425
Valaris Ltd.*	2,616	194,892
Valero Energy Corp.	1,288	201,907
Williams Cos., Inc.	21,202	901,085

		14,346,866

FINANCIALS (14.8%)
Aflac, Inc.	2,036	181,835
Allstate Corp.	1,038	165,727
American Express Co.	2,238	518,209
American Financial Group, Inc.	7,652	941,349
American International Group, Inc.	2,613	193,989
Ameriprise Financial, Inc.	3,689	1,575,904
Aon PLC Cl A	855	251,011
Arch Capital Group Ltd.*	4,214	425,150
Arthur J. Gallagher & Co.	860	223,007
Assurant, Inc.	205	34,081
Bank of America Corp.	26,786	1,065,279
Bank of New York Mellon Corp.	2,945	176,376
Banner Corp.	9,649	478,976
Berkshire Hathaway, Inc. Cl B*	7,128	2,899,670
BlackRock, Inc. Cl A	550	433,026
Blackstone, Inc.	2,814	348,373
Brookfield Asset Management Ltd. Cl A	2,966	112,856
Brown & Brown, Inc.	8,676	775,721
Capital One Financial Corp.	1,504	208,229
Cboe Global Markets, Inc.	414	70,405
Charles Schwab Corp.	5,877	433,076
Chubb Ltd.	1,598	407,618
Cincinnati Financial Corp.	617	72,868
Citigroup, Inc.	7,509	476,521

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Citizens Financial Group, Inc.	1,792	$64,566
CME Group, Inc. Cl A	1,418	278,779
Corpay, Inc.*	277	73,796
Discover Financial Svcs.	986	128,979
East West Bancorp, Inc.	4,450	325,874
Eastern Bankshares, Inc.	22,159	309,783
Enterprise Financial Svcs. Corp.	9,847	402,841
Essent Group Ltd.	11,371	638,937
Euronet Worldwide, Inc.*	1,646	170,361
Everest Group Ltd.	2,248	856,533
FactSet Research Systems, Inc.	150	61,241
Fidelity National Information Svcs., Inc.	2,190	165,038
Fifth Third Bancorp	20,787	758,518
First Financial Bankshares, Inc.	14,170	418,440
Fiserv, Inc.*	2,304	343,388
Franklin Resources, Inc.	1,181	26,395
German American Bancorp, Inc.	11,564	408,787
Global Payments, Inc.	1,005	97,184
Globe Life, Inc.	331	27,235
Goldman Sachs Group, Inc.	1,270	574,446
Goosehead Insurance, Inc. Cl A*	3,384	194,377
Hancock Whitney Corp.	10,992	525,747
Hartford Financial Svcs. Group, Inc.	10,965	1,102,421
Home BancShares, Inc.	14,978	358,873
Houlihan Lokey, Inc. Cl A	2,119	285,768
Huntington Bancshares, Inc.	5,705	75,192
Intercontinental Exchange, Inc.	2,258	309,098
Invesco Ltd.	1,770	26,479
iShares Core S&P 500 ETF	4,586	2,509,597
iShares Micro-Cap ETF	3,178	362,292
iShares Russell 2000 Growth ETF	1,123	294,821
iShares Russell Mid-Cap ETF	6,876	557,506
Jack Henry & Associates, Inc.	287	47,648
JPMorgan Chase & Co.	11,306	2,286,752
KeyCorp.	3,711	52,733
KKR & Co., Inc.	2,620	275,729
Loews Corp.	715	53,439
M&T Bank Corp.	4,424	669,617
MarketAxess Hldgs., Inc.	149	29,879
Marsh & McLennan Cos., Inc.	1,939	408,586
Mastercard, Inc. Cl A	3,233	1,426,270
MetLife, Inc.	2,352	165,087
Moelis & Co. Cl A	4,433	252,060
Moody’s Corp.	619	260,556
Morgan Stanley	4,927	478,855
MSCI, Inc. Cl A	311	149,824
Nasdaq, Inc.	1,498	90,269

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Northern Trust Corp.	806	$67,688
PayPal Hldgs., Inc.*	4,119	239,026
PJT Partners, Inc. Cl A	3,161	341,104
PNC Financial Svcs. Group, Inc.	1,567	243,637
Primerica, Inc.	4,388	1,038,113
Principal Financial Group, Inc.	849	66,604
Progressive Corp.	2,305	478,772
Prudential Financial, Inc.	1,414	165,707
Raymond James Financial, Inc.	6,331	782,575
Regions Financial Corp.	3,606	72,264
Reinsurance Group of America, Inc.	1,823	374,207
S&P Global, Inc.	1,261	562,406
Selective Insurance Group, Inc.	8,201	769,500
ServisFirst Bancshares, Inc.	10,191	643,969
Skyward Specialty Insurance Group, Inc.*	12,612	456,302
Starwood Property Trust, Inc.	35,700	676,158
State Street Corp.	1,187	87,838
Stifel Financial Corp.	2,636	221,819
Stock Yards Bancorp, Inc.	9,572	475,441
Synchrony Financial	5,954	280,969
T. Rowe Price Group, Inc.	880	101,473
Travelers Cos., Inc.	901	183,209
TriCo Bancshares	9,674	382,800
Truist Financial Corp.	5,267	204,623
U.S. Bancorp	6,143	243,877
UMB Financial Corp.	5,700	475,494
Visa, Inc. Cl A	6,198	1,626,789
Voya Financial, Inc.	7,921	563,579
W.R. Berkley Corp.	796	62,550
Webster Financial Corp.	6,963	303,517
Wells Fargo & Co.	13,726	815,187
Willis Towers Watson PLC	403	105,642
Wintrust Financial Corp.	4,617	455,052

		45,417,743

HEALTH CARE (11.8%)
Abbott Laboratories	6,848	711,576
AbbVie, Inc.	6,952	1,192,407
Addus HomeCare Corp.*	3,920	455,151
Agilent Technologies, Inc.	4,605	596,946
Align Technology, Inc.*	276	66,635
Alnylam Pharmaceuticals, Inc.*	959	233,037
Amgen, Inc.	2,111	659,582
Amicus Therapeutics, Inc.*	17,604	174,632
AMN Healthcare Svcs., Inc.*	2,988	153,075
Amphastar Pharmaceuticals, Inc.*	6,140	245,600
Annexon, Inc.*	44,436	217,736
Apellis Pharmaceuticals, Inc.*	1,929	73,996
Avidity Biosciences, Inc.*	12,334	503,844

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Axsome Therapeutics, Inc.*	2,807	$225,964
Baxter International, Inc.	2,006	67,101
Becton Dickinson & Co.	1,138	265,962
Biogen, Inc.*	1,738	402,903
BioLife Solutions, Inc.*	27,617	591,832
Bio-Rad Laboratories, Inc. Cl A*	81	22,122
Bio-Techne Corp.	2,154	154,334
Blueprint Medicines Corp.*	2,282	245,954
Boston Scientific Corp.*	5,787	445,657
Bristol-Myers Squibb Co.	7,981	331,451
Cardinal Health, Inc.	958	94,191
Catalent, Inc.*	712	40,036
Cencora, Inc.	652	146,896
Centene Corp.*	5,568	369,158
Charles River Laboratories International, Inc.*	202	41,729
Cigna Group	1,119	369,908
Collegium Pharmaceutical, Inc.*	4,962	159,776
CONMED Corp.	1,898	131,569
Cooper Cos., Inc.	783	68,356
Corcept Therapeutics, Inc.*	17,231	559,835
CVS Health Corp.	4,943	291,934
Danaher Corp.	2,595	648,361
DaVita, Inc.*	204	28,268
Dexcom, Inc.*	4,600	521,548
Dyne Therapeutics, Inc.*	3,435	121,221
Edwards Lifesciences Corp.*	2,373	219,194
Elevance Health, Inc.	915	495,802
Eli Lilly & Co.	3,142	2,844,704
Encompass Health Corp.	6,721	576,595
Envista Hldgs. Corp.*	14,976	249,051
Exact Sciences Corp.*	1,990	84,078
Fortrea Hldgs., Inc.*	40,179	937,778
GE HealthCare Technologies, Inc.	1,671	130,204
Gilead Sciences, Inc.	4,905	336,532
Halozyme Therapeutics, Inc.*	6,379	334,004
HCA Healthcare, Inc.	764	245,458
HealthEquity, Inc.*	5,294	456,343
Henry Schein, Inc.*	505	32,371
Hologic, Inc.*	919	68,236
Humana, Inc.	934	348,989
IDEXX Laboratories, Inc.*	790	384,888
Incyte Corp.*	636	38,554
Inmode Ltd.*	4,847	88,409
Insmed, Inc.*	5,476	366,892
Insulet Corp.*	1,033	208,459
Intra-Cellular Therapies, Inc.*	3,114	213,278
Intuitive Surgical, Inc.*	1,396	621,011
IQVIA Hldgs., Inc.*	718	151,814
iRhythm Technologies, Inc.*	1,470	158,231
Johnson & Johnson	9,475	1,384,866
Krystal Biotech, Inc.*	2,274	417,597
Labcorp Hldgs., Inc.	1,640	333,756

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Lantheus Hldgs., Inc.*	2,921	$234,527
LeMaitre Vascular, Inc.	2,148	176,737
Madrigal Pharmaceuticals, Inc.*	806	225,809
McKesson Corp.	512	299,028
Medtronic PLC	5,228	411,496
Merck & Co., Inc.	9,972	1,234,534
Mettler-Toledo International, Inc.*	85	118,795
Moderna, Inc.*	1,312	155,800
Molina Healthcare, Inc.*	230	68,379
Neogen Corp.*	10,980	171,617
Omnicell, Inc.*	7,820	211,687
Option Care Health, Inc.*	5,192	143,818
Orthofix Medical, Inc.*	11,494	152,410
OrthoPediatrics Corp.*	2,602	74,834
Penumbra, Inc.*	585	105,282
Pfizer, Inc.	22,308	624,178
Quest Diagnostics, Inc.	437	59,817
Regeneron Pharmaceuticals, Inc.*	417	438,280
Repligen Corp.*	2,455	309,477
ResMed, Inc.	579	110,832
Revvity, Inc.	486	50,962
Roivant Sciences Ltd.*	9,326	98,576
Simulations Plus, Inc.	4,862	236,390
Solventum Corp.*	544	28,767
SpringWorks Therapeutics, Inc.*	8,094	304,901
STAAR Surgical Co.*	1,268	60,369
STERIS PLC	389	85,401
Stryker Corp.	1,334	453,894
Supernus Pharmaceuticals, Inc.*	18,481	494,367
Tactile Systems Technology, Inc.*	8,275	98,804
Teleflex, Inc.	185	38,911
Tenet Healthcare Corp.*	2,137	284,285
Thermo Fisher Scientific, Inc.	1,503	831,159
Ultragenyx Pharmaceutical, Inc.*	2,424	99,626
UnitedHealth Group, Inc.	3,624	1,845,558
Universal Health Svcs., Inc. Cl B	235	43,459
Vaxcyte, Inc.*	3,574	269,873
Veeva Systems, Inc. Cl A*	1,430	261,704
Vericel Corp.*	8,578	393,559
Vertex Pharmaceuticals, Inc.*	1,015	475,751
Viatris, Inc.	4,688	49,833
Waters Corp.*	233	67,598
West Pharmaceutical Svcs., Inc.	287	94,535
Zimmer Biomet Hldgs., Inc.	4,928	534,836
Zoetis, Inc. Cl A	1,797	311,528

		36,199,360

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (12.6%)
3M Co.	2,178	$222,570
Advanced Drainage Systems, Inc.	3,419	548,373
Allegion PLC	345	40,762
American Airlines Group, Inc.*	2,582	29,254
AMETEK, Inc.	1,928	321,417
AO Smith Corp.	476	38,927
Applied Industrial Technologies, Inc.	4,954	961,076
ArcBest Corp.	4,150	444,382
Arcosa, Inc.	5,517	460,173
Atkore, Inc.	2,631	355,001
Automatic Data Processing, Inc.	1,612	384,768
Axon Enterprise, Inc.*	2,915	857,710
Boeing Co.*	2,271	413,345
Broadridge Financial Solutions, Inc.	465	91,605
Builders FirstSource, Inc.*	4,661	645,129
Carlisle Cos., Inc.	2,605	1,055,572
Carrier Global Corp.	3,298	208,038
Casella Waste Systems, Inc. Cl A*	3,686	365,725
Caterpillar, Inc.	1,926	641,551
CH Robinson Worldwide, Inc.	460	40,535
Chart Industries, Inc.*	2,525	364,458
Cintas Corp.	339	237,388
Clean Harbors, Inc.*	5,424	1,226,638
Copart, Inc.*	3,444	186,527
Crane Co.	4,299	623,269
CSX Corp.	7,697	257,465
Cummins, Inc.	538	148,988
Dayforce, Inc.*	621	30,802
Deere & Co.	1,020	381,103
Delta Air Lines, Inc.	2,540	120,498
Dover Corp.	6,398	1,154,519
Eaton Corp. PLC	1,573	493,214
EMCOR Group, Inc.	1,400	511,112
Emerson Electric Co.	2,252	248,080
Enpro, Inc.	3,380	492,027
Equifax, Inc.	486	117,836
ESCO Technologies, Inc.	8,440	886,538
ExlService Hldgs., Inc.*	5,469	171,508
Expeditors International of Washington, Inc.	557	69,508
Fastenal Co.	2,254	141,641
Federal Signal Corp.	8,068	675,050
FedEx Corp.	892	267,457
Fortive Corp.	1,385	102,628
Franklin Electric Co., Inc.	3,187	306,972
GE Vernova, Inc.*	1,079	185,059
Generac Hldgs., Inc.*	2,884	381,322
General Dynamics Corp.	895	259,675
General Electric Co.	4,309	685,002
Graco, Inc.	4,634	367,383
HEICO Corp. Cl A	2,269	402,793

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Honeywell International, Inc.	2,564	$547,517
Howmet Aerospace, Inc.	1,527	118,541
Hubbell, Inc. Cl B	211	77,116
Huntington Ingalls Industries, Inc.	156	38,427
Huron Consulting Group, Inc.*	4,119	405,721
ICF International, Inc.	4,933	732,353
IDEX Corp.	298	59,958
Illinois Tool Works, Inc.	1,070	253,547
Ingersoll Rand, Inc.	1,589	144,345
Jacobs Solutions, Inc.	3,151	440,226
Janus International Group, Inc.*	48,816	616,546
JB Hunt Transport Svcs., Inc.	321	51,360
Johnson Controls International PLC	2,653	176,345
KBR, Inc.	10,714	687,196
Korn Ferry	2,888	193,900
L-3 Harris Technologies, Inc.	746	167,537
Leidos Hldgs., Inc.	3,202	467,108
Lockheed Martin Corp.	841	392,831
Masco Corp.	867	57,803
Mercury Systems, Inc.*	4,192	113,142
Miller Industries, Inc.	9,370	515,537
Montrose Environmental Group, Inc.*	5,792	258,091
Mueller Industries, Inc.	20,606	1,173,306
Nordson Corp.	214	49,635
Norfolk Southern Corp.	889	190,859
Northrop Grumman Corp.	548	238,901
Old Dominion Freight Line, Inc.	702	123,973
Otis Worldwide Corp.	1,592	153,246
PACCAR, Inc.	2,063	212,365
Parker-Hannifin Corp.	506	255,940
Paychex, Inc.	1,261	149,504
Paycom Software, Inc.	189	27,035
Pentair PLC	653	50,065
Proficient Auto Logistics, Inc.*	6,883	110,541
Quanta Svcs., Inc.	2,755	700,018
Republic Svcs., Inc. Cl A	805	156,444
Rockwell Automation, Inc.	449	123,601
Rollins, Inc.	1,106	53,962
RTX Corp.	5,234	525,441
Saia, Inc.*	1,864	884,077
Snap-on, Inc.	208	54,369
Southwest Airlines Co.	2,356	67,405
Stanley Black & Decker, Inc.	605	48,333
Sterling Infrastructure, Inc.*	3,606	426,734
Textron, Inc.	751	64,481
Trane Technologies PLC	892	293,406
TransDigm Group, Inc.	220	281,074
TransUnion	3,163	234,568
Trex Co., Inc.*	7,705	571,095
Uber Technologies, Inc.*	8,226	597,866

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
UFP Industries, Inc.	8,955	$1,002,960
Union Pacific Corp.	2,401	543,250
United Airlines Hldgs., Inc.*	1,294	62,966
United Parcel Svc., Inc. Cl B	2,871	392,896
United Rentals, Inc.	263	170,090
Veralto Corp.	4,960	473,531
Verisk Analytics, Inc. Cl A	562	151,487
Vestis Corp.	13,355	163,332
VSE Corp.	7,434	656,273
Waste Management, Inc.	1,437	306,570
Westinghouse Air Brake Technologies Corp.	695	109,845
WW Grainger, Inc.	522	470,969
Xylem, Inc.	954	129,391

		38,589,324

INFORMATION TECHNOLOGY (24.1%)
Accenture PLC Cl A	2,475	750,940
Adeia, Inc.	28,127	314,600
Adobe, Inc.*	1,764	979,973
Advanced Energy Industries, Inc.	2,230	242,535
Advanced Micro Devices, Inc.*	6,363	1,032,142
Akamai Technologies, Inc.*	599	53,958
Altair Engineering, Inc. Cl A*	2,316	227,153
Amphenol Corp. Cl A	17,184	1,157,686
Analog Devices, Inc.	1,953	445,792
ANSYS, Inc.*	343	110,274
Apple, Inc.	56,746	11,951,843
Applied Materials, Inc.	3,272	772,159
Arista Networks, Inc.*	999	350,130
Arlo Technologies, Inc.*	41,326	538,891
Asana, Inc. Cl A*	4,132	57,807
Autodesk, Inc.*	842	208,353
Axcelis Technologies, Inc.*	1,122	159,537
BlackLine, Inc.*	1,816	87,985
Broadcom, Inc.	1,715	2,753,484
C3.ai, Inc. Cl A*	6,014	174,165
Cadence Design Systems, Inc.*	1,071	329,600
CDW Corp.	529	118,411
Ciena Corp.*	5,844	281,564
Cisco Systems, Inc.	15,942	757,404
Cognizant Technology Solutions Corp. Cl A	1,958	133,144
Corning, Inc.	3,035	117,910
Couchbase, Inc.*	4,982	90,971
Credo Technology Group Hldg. Ltd.*	7,348	234,695
Crowdstrike Hldgs., Inc. Cl A*	908	347,937
CyberArk Software Ltd.*	2,619	716,087
Digi International, Inc.*	9,654	221,366
Enphase Energy, Inc.*	535	53,345
Envestnet, Inc.*	2,261	141,516
EPAM Systems, Inc.*	1,228	230,999
F5, Inc.*	231	39,785

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Fabrinet*	1,750	$428,383
Fair Isaac Corp.*	98	145,889
First Solar, Inc.*	421	94,919
Five9, Inc.*	10,228	451,055
Fortinet, Inc.*	2,497	150,494
Gartner, Inc.*	306	137,412
Gen Digital, Inc.	2,170	54,207
GoDaddy, Inc. Cl A*	554	77,399
Grid Dynamics Hldgs., Inc.*	12,968	136,294
Guidewire Software, Inc.*	1,623	223,795
Harmonic, Inc.*	18,313	215,544
Hewlett Packard Enterprise Co.	19,132	405,024
HP, Inc.	3,398	118,998
Ichor Hldgs. Ltd.*	5,147	198,417
indie Semiconductor, Inc. Cl A*	33,940	209,410
Intel Corp.	16,759	519,026
International Business Machines Corp.	3,616	625,387
Intuit, Inc.	1,102	724,245
Jabil, Inc.	475	51,675
Juniper Networks, Inc.	1,279	46,632
Keysight Technologies, Inc.*	688	94,084
KLA Corp.	531	437,815
Lam Research Corp.	515	548,398
Marathon Digital Hldgs., Inc.*	3,529	70,051
Microchip Technology, Inc.	6,577	601,795
Micron Technology, Inc.	4,359	573,339
Microsoft Corp.	29,260	13,077,757
MKS Instruments, Inc.	1,843	240,659
MongoDB, Inc. Cl A*	629	157,225
Monolithic Power Systems, Inc.	606	497,938
Motorola Solutions, Inc.	1,262	487,195
NetApp, Inc.	812	104,586
Novanta, Inc.*	1,525	248,743
NVIDIA Corp.	96,841	11,963,737
NXP Semiconductors N.V.	1,007	270,974
Okta, Inc. Cl A*	3,644	341,115
ON Semiconductor Corp.*	1,693	116,055
Onto Innovation, Inc.*	1,825	400,697
Oracle Corp.	6,276	886,171
Palo Alto Networks, Inc.*	2,706	917,361
PDF Solutions, Inc.*	6,486	235,961
Perficient, Inc.*	3,062	229,007
PTC, Inc.*	3,656	664,186
Q2 Hldgs., Inc.*	2,930	176,767
Qorvo, Inc.*	380	44,095
QUALCOMM, Inc.	4,401	876,591
Qualys, Inc.*	825	117,645
Rambus, Inc.*	3,393	199,373
Rapid7, Inc.*	5,618	242,866
Roper Technologies, Inc.	421	237,301
Salesforce, Inc.	3,823	982,893
Seagate Technology Hldgs. PLC	768	79,311

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
SEMrush Hldgs., Inc. Cl A*	5,308	$71,074
ServiceNow, Inc.*	807	634,843
Silicon Laboratories, Inc.*	1,168	129,216
Skyworks Solutions, Inc.	631	67,252
Super Micro Computer, Inc.*	424	347,404
Synopsys, Inc.*	1,282	762,867
TE Connectivity Ltd.	1,206	181,419
Teledyne Technologies, Inc.*	2,072	803,895
Tenable Hldgs., Inc.*	5,136	223,827
Teradyne, Inc.	614	91,050
Texas Instruments, Inc.	3,584	697,196
Trimble, Inc.*	962	53,795
TTM Technologies, Inc.*	10,959	212,933
Tyler Technologies, Inc.*	167	83,964
Varonis Systems, Inc. Cl B*	6,048	290,123
VeriSign, Inc.*	342	60,808
Viasat, Inc.*	39,800	505,460
Viavi Solutions, Inc.*	10,915	74,986
Vontier Corp.	9,646	368,477
Western Digital Corp.*	1,285	97,364
Workiva, Inc. Cl A*	1,573	114,813
Xperi, Inc.*	12,047	98,906
Zebra Technologies Corp. Cl A*	202	62,404
Zuora, Inc. Cl A*	51,612	512,507

		73,866,620

MATERIALS (3.7%)
Air Products & Chemicals, Inc.	875	225,794
Albemarle Corp.	462	44,130
Amcor PLC	5,691	55,658
Ashland, Inc.	18,830	1,779,247
ATI, Inc.*	7,653	424,359
Avery Dennison Corp.	2,046	447,358
Avient Corp.	5,651	246,666
Axalta Coating Systems Ltd.*	9,219	315,013
Ball Corp.	1,222	73,345
Celanese Corp. Cl A	395	53,282
CF Industries Hldgs., Inc.	720	53,366
Corteva, Inc.	2,744	148,011
Crown Hldgs., Inc.	18,069	1,344,153
Dow, Inc.	2,768	146,842
DuPont de Nemours, Inc.	1,647	132,567
Eastman Chemical Co.	463	45,360
Ecolab, Inc.	1,000	238,000
FMC Corp.	10,569	608,246
Freeport-McMoRan, Inc.	9,491	461,263
HB Fuller Co.	6,536	503,011
International Flavors & Fragrances, Inc.	1,005	95,686
International Paper Co.	1,367	58,986
Linde PLC	1,893	830,667
LyondellBasell Industries N.V. Cl A	1,012	96,808
Martin Marietta Materials, Inc.	243	131,657
Materion Corp.	1,654	178,847

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Mosaic Co.	1,266	$36,587
Newmont Corp.	9,130	382,273
Nucor Corp.	944	149,228
Orion S.A.	22,388	491,193
Packaging Corp. of America	350	63,896
PPG Industries, Inc.	927	116,700
Quaker Chemical Corp.	1,762	299,011
Sherwin-Williams Co.	919	274,257
Steel Dynamics, Inc.	582	75,369
Vulcan Materials Co.	2,125	528,445
Westrock Co.	1,016	51,064

		11,206,345

REAL ESTATE (3.9%)
Alexandria Real Estate Equities, Inc.	4,992	583,914
American Healthcare REIT, Inc.*	24,440	357,068
American Tower Corp.	1,838	357,270
Apartment Investment & Management Co. Cl A*	22,107	183,267
AvalonBay Communities, Inc.	559	115,651
Boston Properties, Inc.	569	35,028
Camden Property Trust	4,693	512,053
CBRE Group, Inc. Cl A*	1,187	105,774
CoStar Group, Inc.*	1,608	119,217
Cousins Properties, Inc.	10,437	241,617
Crown Castle, Inc.	1,710	167,067
CTO Realty Growth, Inc.	8,680	151,553
Digital Realty Trust, Inc.	3,093	470,291
EastGroup Properties, Inc.	2,746	467,095
Equinix, Inc.	373	282,212
Equity Residential	1,358	94,164
Essex Property Trust, Inc.	253	68,867
Extra Space Storage, Inc.	3,572	555,124
Federal Realty Investment Trust	293	29,584
Gaming & Leisure Properties, Inc.	7,386	333,921
Healthcare Realty Trust, Inc. Cl A	9,533	157,104
Healthpeak Properties, Inc.	18,416	360,954
Host Hotels & Resorts, Inc.	20,257	364,221
Invitation Homes, Inc.	2,266	81,327
Iron Mountain, Inc.	1,154	103,421
Kimco Realty Corp.	2,627	51,121
Kite Realty Group Trust	13,148	294,252
Mid-America Apartment Communities, Inc.	460	65,601
Phillips Edison & Co., Inc.	5,631	184,190
PotlatchDeltic Corp.	9,696	381,925
Prologis, Inc.	3,644	409,258
Public Storage	623	179,206
Realty Income Corp.	6,925	365,778
Regency Centers Corp.	647	40,243
Ryman Hospitality Properties, Inc.	1,689	168,663

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Sabra Health Care REIT, Inc.	23,224	$357,650
SBA Communications Corp. Cl A	423	83,035
Simon Property Group, Inc.	1,283	194,759
Sun Communities, Inc.	2,684	322,993
Terreno Realty Corp.	7,100	420,178
UDR, Inc.	1,192	49,051
Urban Edge Properties	18,058	333,531
Ventas, Inc.	5,760	295,258
VICI Properties, Inc. Cl A	4,106	117,596
Welltower, Inc.	6,332	660,111
Weyerhaeuser Co.	13,292	377,360
Xenia Hotels & Resorts, Inc.	20,239	290,025

		11,939,548

UTILITIES (3.3%)
AES Corp.	12,330	216,638
ALLETE, Inc.	3,494	217,851
Alliant Energy Corp.	1,009	51,358
Ameren Corp.	5,540	393,949
American Electric Power Co., Inc.	2,075	182,061
American Water Works Co., Inc.	767	99,066
Atmos Energy Corp.	2,413	281,476
Avista Corp.	6,821	236,075
Black Hills Corp.	6,233	338,951
CenterPoint Energy, Inc.	2,518	78,008
Chesapeake Utilities Corp.	3,390	360,018
CMS Energy Corp.	1,175	69,948
Consolidated Edison, Inc.	1,361	121,701

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Constellation Energy Corp.	1,242	$248,735
Dominion Energy, Inc.	3,299	161,651
DTE Energy Co.	4,604	511,090
Duke Energy Corp.	3,038	304,499
Edison International	1,514	108,720
Entergy Corp.	3,460	370,220
Evergy, Inc.	17,924	949,434
Eversource Energy	1,386	78,600
Exelon Corp.	3,936	136,225
FirstEnergy Corp.	2,039	78,033
NextEra Energy, Inc.	8,088	572,711
NiSource, Inc.	21,417	617,024
Northwestern Energy Group, Inc.	4,714	236,077
NRG Energy, Inc.	11,919	928,013
PG&E Corp.	8,413	146,891
Pinnacle West Capital Corp.	447	34,142
Portland General Electric Co.	2,005	86,696
PPL Corp.	9,936	274,730
Public Svc. Enterprise Group, Inc.	8,647	637,284
Sempra	2,491	189,465
Southern Co.	4,304	333,861
Spire, Inc.	3,381	205,328
Vistra Corp.	1,286	110,570
WEC Energy Group, Inc.	1,243	97,526
Xcel Energy, Inc.	2,187	116,808

		10,181,433

TOTAL COMMON STOCKS
(Cost: $206,364,029)		303,297,211

	Rating**	Rate(%)	Maturity	Amount	Value
SHORT-TERM DEBT SECURITIES (0.6%):
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill	A-1+	5.28	07/02/24	$600,000	$599,912
U.S. Treasury Bill	A-1+	5.28	08/20/24	500,000	496,361
U.S. Treasury Bill	A-1+	5.29	07/25/24	600,000	597,899

					1,694,172

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $1,694,172)					1,694,172

TEMPORARY CASH INVESTMENT (0.8%)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	2,605,199	2,605,199

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,605,199)					2,605,199

TOTAL INVESTMENTS (Cost: $210,663,400) 100.4%					307,596,582

OTHER NET ASSETS -0.4%					(1,227,854)

NET ASSETS 100.0%					$306,368,728

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value

COMMON STOCKS (97.5%):
COMMUNICATION SERVICES (1.3%)
TEGNA, Inc.	346,644	$4,832,217

CONSUMER DISCRETIONARY (8.1%)
Bloomin’ Brands, Inc.	167,744	3,225,717
Golden Entertainment, Inc.	92,598	2,880,724
Marriott Vacations Worldwide Corp.	21,472	1,874,935
OneSpaWorld Hldgs. Ltd.*	300,047	4,611,722
Polaris, Inc.	57,504	4,503,138
Skyline Champion Corp.*	36,384	2,465,016
Taylor Morrison Home Corp. Cl A*	198,052	10,980,003

		30,541,255

CONSUMER STAPLES (2.9%)
Crimson Wine Group Ltd.*	507,142	3,027,638
MGP Ingredients, Inc.	34,497	2,566,577
Nomad Foods Ltd.	164,560	2,711,949
Simply Good Foods Co.*	71,350	2,577,875

		10,884,039

ENERGY (8.9%)
ChampionX Corp.	112,280	3,728,819
EQT Corp.	96,804	3,579,812
Liberty Energy, Inc. Cl A	118,897	2,483,758
Murphy Oil Corp.	120,519	4,970,204
Northern Oil & Gas, Inc.	183,243	6,811,142
Ovintiv, Inc.	148,149	6,943,744
Permian Resources Corp. Cl A	310,253	5,010,586

		33,528,065

FINANCIALS (24.1%)
Banner Corp.	130,543	6,480,154
Brookfield Asset Management Ltd. Cl A	40,877	1,555,370
Eastern Bankshares, Inc.	284,343	3,975,115
Enterprise Financial Svcs. Corp.	126,359	5,169,347
Essent Group Ltd.	150,593	8,461,821
German American Bancorp, Inc.	147,864	5,226,992
Hancock Whitney Corp.	149,264	7,139,297
Home BancShares, Inc.	202,625	4,854,895
Moelis & Co. Cl A	60,042	3,413,988
Selective Insurance Group, Inc.	80,932	7,593,849
ServisFirst Bancshares, Inc.	77,578	4,902,154
Skyward Specialty Insurance Group, Inc.*	161,160	5,830,769
Stifel Financial Corp.	35,805	3,012,991
Stock Yards Bancorp, Inc.	126,711	6,293,735
TriCo Bancshares	122,196	4,835,296
UMB Financial Corp.	72,003	6,006,490
Wintrust Financial Corp.	61,203	6,032,168

		90,784,431

HEALTH CARE (9.1%)
Annexon, Inc.*	287,067	1,406,628

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Avidity Biosciences, Inc.*	126,959	$5,186,275
BioLife Solutions, Inc.*	181,376	3,886,888
Corcept Therapeutics, Inc.*	60,387	1,961,974
Fortrea Hldgs., Inc.*	276,588	6,455,564
Krystal Biotech, Inc.*	12,685	2,329,473
Omnicell, Inc.*	76,363	2,067,146
Orthofix Medical, Inc.*	155,582	2,063,017
SpringWorks Therapeutics, Inc.*	41,171	1,550,912
Supernus Pharmaceuticals, Inc.*	158,889	4,250,281
Vericel Corp.*	71,037	3,259,178

		34,417,336

INDUSTRIALS (15.7%)
ArcBest Corp.	17,327	1,855,375
Arcosa, Inc.	70,257	5,860,136
Enpro, Inc.	43,273	6,299,251
ICF International, Inc.	35,867	5,324,815
Janus International Group, Inc.*	258,344	3,262,885
Miller Industries, Inc.	119,759	6,589,140
Mueller Industries, Inc.	187,229	10,660,819
Proficient Auto Logistics, Inc.*	89,072	1,430,496
UFP Industries, Inc.	64,188	7,189,056
Vestis Corp.	173,718	2,124,571
VSE Corp.	96,203	8,492,801

		59,089,345

INFORMATION TECHNOLOGY (6.8%)
Adeia, Inc.	375,943	4,204,922
Arlo Technologies, Inc.*	261,623	3,411,564
Digi International, Inc.*	130,358	2,989,109
Envestnet, Inc.*	29,435	1,842,337
Ichor Hldgs. Ltd.*	67,100	2,586,705
TTM Technologies, Inc.*	148,502	2,885,394
Viasat, Inc.*	180,128	2,287,626
Viavi Solutions, Inc.*	146,158	1,004,105
Xperi, Inc.*	162,080	1,330,677
Zuora, Inc. Cl A*	317,913	3,156,876

		25,699,315

MATERIALS (5.9%)
Ashland, Inc.	94,342	8,914,376
Avient Corp.	76,732	3,349,352
HB Fuller Co.	50,733	3,904,412
Materion Corp.	21,903	2,368,371
Orion S.A.	160,894	3,530,014

		22,066,525

REAL ESTATE (10.0%)
American Healthcare REIT, Inc.*	312,947	4,572,156
Apartment Investment & Management Co. Cl A*	287,639	2,384,527
Cousins Properties, Inc.	140,886	3,261,511
CTO Realty Growth, Inc.	113,274	1,977,764

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Kite Realty Group Trust	168,356	$3,767,807
PotlatchDeltic Corp.	131,658	5,186,009
Sabra Health Care REIT, Inc.	315,343	4,856,282
Terreno Realty Corp.	57,233	3,387,049
Urban Edge Properties	239,379	4,421,330
Xenia Hotels & Resorts, Inc.	259,144	3,713,534

		37,527,969

UTILITIES (4.7%)
ALLETE, Inc.	45,945	2,864,671
Avista Corp.	92,628	3,205,855
Black Hills Corp.	84,638	4,602,615
Northwestern Energy Group, Inc.	64,016	3,205,921
Portland General Electric Co.	26,039	1,125,926
Spire, Inc.	45,915	2,788,418

		17,793,406

TOTAL COMMON STOCKS
(Cost: $326,655,953)		367,163,903

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.0%):
U.S. GOVERNMENT (2.0%)
U.S. Treasury Bill	A-1+	5.24	07/02/24	2,000,000	1,999,709
U.S. Treasury Bill	A-1+	5.28	08/20/24	1,000,000	992,722
U.S. Treasury Bill	A-1+	5.29	07/25/24	2,500,000	2,491,242
U.S. Treasury Bill	A-1+	5.31	07/30/24	2,000,000	1,991,507
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,475,180)					7,475,180

TEMPORARY CASH INVESTMENT (0.4%)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	1,392,112	1,392,112

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,392,112)					1,392,112

TOTAL INVESTMENTS (Cost: $335,523,245) 99.9%					376,031,195

OTHER NET ASSETS 0.1%					455,992

NET ASSETS 100.0%					$376,487,187

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.2%):
COMMUNICATION SERVICES (0.8%)
IMAX Corp.*	156,977	$2,632,504
ZipRecruiter, Inc. Cl A*	80,804	734,509

		3,367,013

CONSUMER DISCRETIONARY (8.0%)
Bloomin’ Brands, Inc.	123,108	2,367,367
Everi Hldgs., Inc.*	222,057	1,865,279
Five Below, Inc.*	12,558	1,368,445
Golden Entertainment, Inc.	129,468	4,027,749
Murphy USA, Inc.	5,121	2,404,105
Ollie’s Bargain Outlet Hldgs., Inc.*	42,240	4,146,701
OneSpaWorld Hldgs. Ltd.*	206,415	3,172,598
Skyline Champion Corp.*	47,169	3,195,700
Steven Madden Ltd.	51,725	2,187,967
Taylor Morrison Home Corp. Cl A*	41,765	2,315,452
Valvoline, Inc.*	51,613	2,229,682
XPEL, Inc.*	61,429	2,184,415

		31,465,460

CONSUMER STAPLES (3.2%)
Coca-Cola Consolidated, Inc.	2,585	2,804,725
Freshpet, Inc.*	47,830	6,188,724
MGP Ingredients, Inc.	20,768	1,545,139
Simply Good Foods Co.*	55,723	2,013,272

		12,551,860

ENERGY (5.0%)
ChampionX Corp.	107,826	3,580,902
Liberty Energy, Inc. Cl A	193,213	4,036,220
Northern Oil & Gas, Inc.	206,207	7,664,714
Southwestern Energy Co.*	253,028	1,702,878
Valaris Ltd.*	34,688	2,584,256

		19,568,970

FINANCIALS (8.9%)
First Financial Bankshares, Inc.	187,296	5,530,851
Goosehead Insurance, Inc. Cl A*	44,799	2,573,255
Houlihan Lokey, Inc. Cl A	28,027	3,779,721
iShares Micro-Cap ETF	41,984	4,786,176
iShares Russell 2000 Growth ETF	14,839	3,895,683
PJT Partners, Inc. Cl A	41,865	4,517,652
Primerica, Inc.	14,675	3,471,811
Selective Insurance Group, Inc.	28,621	2,685,508
ServisFirst Bancshares, Inc.	57,193	3,614,026

		34,854,683

HEALTH CARE (24.7%)
Addus HomeCare Corp.*	51,746	6,008,228
Amicus Therapeutics, Inc.*	232,689	2,308,275
AMN Healthcare Svcs., Inc.*	39,450	2,021,024
Amphastar Pharmaceuticals, Inc.*	81,319	3,252,760
Annexon, Inc.*	294,321	1,442,173

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Apellis Pharmaceuticals, Inc.*	25,537	$979,599
Avidity Biosciences, Inc.*	39,190	1,600,912
Axsome Therapeutics, Inc.*	37,086	2,985,423
BioLife Solutions, Inc.*	177,466	3,803,096
Blueprint Medicines Corp.*	30,164	3,251,076
Collegium Pharmaceutical, Inc.*	65,588	2,111,934
CONMED Corp.	25,083	1,738,754
Corcept Therapeutics, Inc.*	167,813	5,452,244
Dyne Therapeutics, Inc.*	45,410	1,602,519
Fortrea Hldgs., Inc.*	53,429	1,247,033
Halozyme Therapeutics, Inc.*	84,650	4,432,274
HealthEquity, Inc.*	40,655	3,504,461
Inmode Ltd.*	64,025	1,167,816
Insmed, Inc.*	72,363	4,848,321
Intra-Cellular Therapies, Inc.*	41,390	2,834,801
iRhythm Technologies, Inc.*	19,400	2,088,216
Krystal Biotech, Inc.*	17,710	3,252,264
Lantheus Hldgs., Inc.*	39,122	3,141,105
LeMaitre Vascular, Inc.	28,355	2,333,049
Madrigal Pharmaceuticals, Inc.*	10,542	2,953,447
Neogen Corp.*	145,251	2,270,273
Omnicell, Inc.*	27,923	755,876
Option Care Health, Inc.*	68,886	1,908,142
OrthoPediatrics Corp.*	33,861	973,842
Roivant Sciences Ltd.*	123,971	1,310,373
Simulations Plus, Inc.	64,367	3,129,524
SpringWorks Therapeutics, Inc.*	65,704	2,475,070
STAAR Surgical Co.*	17,117	814,940
Supernus Pharmaceuticals, Inc.*	84,580	2,262,515
Tactile Systems Technology, Inc.*	109,819	1,311,239
Tenet Healthcare Corp.*	28,208	3,752,510
Vaxcyte, Inc.*	47,239	3,567,017
Vericel Corp.*	44,177	2,026,841

		96,918,966

INDUSTRIALS (21.3%)
Applied Industrial Technologies, Inc.	16,657	3,231,458
ArcBest Corp.	37,253	3,989,051
Atkore, Inc.	34,763	4,690,572
Casella Waste Systems, Inc. Cl A*	48,727	4,834,693
Chart Industries, Inc.*	33,403	4,821,389
EMCOR Group, Inc.	10,211	3,727,832
ESCO Technologies, Inc.	63,997	6,722,245
ExlService Hldgs., Inc.*	73,168	2,294,548
Federal Signal Corp.	107,214	8,970,595
Franklin Electric Co., Inc.	42,072	4,052,375
Huron Consulting Group, Inc.*	54,419	5,360,272
ICF International, Inc.	30,138	4,474,287

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Janus International Group, Inc.*	382,808	$4,834,865
Korn Ferry	38,275	2,569,784
Mercury Systems, Inc.*	55,533	1,498,836
Montrose Environmental Group, Inc.*	76,725	3,418,866
Saia, Inc.*	5,132	2,434,056
Sterling Infrastructure, Inc.*	47,674	5,641,741
UFP Industries, Inc.	52,782	5,911,584

		83,479,049

INFORMATION TECHNOLOGY (20.7%)
Advanced Energy Industries, Inc.	29,465	3,204,613
Altair Engineering, Inc. Cl A*	30,461	2,987,615
Arlo Technologies, Inc.*	275,496	3,592,468
Asana, Inc. Cl A*	55,312	773,815
Axcelis Technologies, Inc.*	14,859	2,112,801
Blackline, Inc.*	24,340	1,179,273
C3.ai, Inc. Cl A*	79,801	2,311,037
Couchbase, Inc.*	66,718	1,218,271
Credo Technology Group Hldg. Ltd.*	95,819	3,060,459
CyberArk Software Ltd.*	14,331	3,918,382
Fabrinet*	23,123	5,660,279
Five9, Inc.*	56,839	2,506,600
Grid Dynamics Hldgs., Inc.*	172,494	1,812,912
Harmonic, Inc.*	242,528	2,854,555
indie Semiconductor, Inc. Cl A*	452,312	2,790,765
Marathon Digital Hldgs., Inc.*	47,619	945,237
Novanta, Inc.*	20,516	3,346,365

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Onto Innovation, Inc.*	24,815	$5,448,381
PDF Solutions, Inc.*	87,659	3,189,034
Perficient, Inc.*	40,771	3,049,263
Q2 Hldgs., Inc.*	40,079	2,417,966
Qualys, Inc.*	10,914	1,556,336
Rambus, Inc.*	45,998	2,702,843
Rapid7, Inc.*	74,113	3,203,905
SEMrush Hldgs., Inc. Cl A*	70,451	943,339
Silicon Laboratories, Inc.*	15,401	1,703,813
Tenable Hldgs., Inc.*	68,318	2,977,298
Varonis Systems, Inc. Cl B*	79,795	3,827,766
Viasat, Inc.*	53,527	679,793
Workiva, Inc. Cl A*	21,065	1,537,534
Zuora, Inc. Cl A*	361,561	3,590,301

		81,103,019

MATERIALS (3.9%)
ATI, Inc.*	101,722	5,640,485
HB Fuller Co.	34,834	2,680,824
Orion S.A.	133,555	2,930,197
Quaker Chemical Corp.	23,283	3,951,125

		15,202,631

REAL ESTATE (1.5%)
EastGroup Properties, Inc.	8,006	1,361,821
Phillips Edison & Co., Inc.	74,434	2,434,736
Ryman Hospitality Properties, Inc.	22,238	2,220,687

		6,017,244

UTILITIES (1.2%)
Chesapeake Utilities Corp.	44,789	4,756,592

TOTAL COMMON STOCKS
(Cost: $342,107,289)		389,285,487

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.8%):
U.S. GOVERNMENT (0.8%)
U.S. Treasury Bill	A-1+	5.24	07/02/24	$2,300,000	$2,299,666
U.S. Treasury Bill	A-1+	5.28	08/20/24	1,000,000	992,721

					3,292,387

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,292,387)					3,292,387

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.5%)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	$1,931,145	$1,931,145

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,931,145)					1,931,145

TOTAL INVESTMENTS (Cost: $347,330,821) 100.5%					394,509,019

OTHER NET ASSETS -0.5%					(1,959,062)

NET ASSETS 100.0%					$392,549,957

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
COMMUNICATION SERVICES (2.8%)
AMC Networks, Inc. Cl A*	5,084	$49,111
Cable One, Inc.	749	265,146
Cargurus, Inc. Cl A*	12,902	338,032
Cars.com, Inc.*	10,107	199,108
Cinemark Hldgs., Inc.*	17,538	379,172
Cogent Communications Hldgs., Inc.	6,938	391,581
Consolidated Communications Hldgs., Inc.*	12,458	54,815
EchoStar Corp. Cl A*	19,814	352,887
Gogo, Inc.*	10,028	96,469
IAC, Inc.*	11,484	538,025
John Wiley & Sons, Inc. Cl A	6,914	281,400
Lumen Technologies, Inc.*	166,836	183,520
Madison Square Garden Sports Corp. Cl A*	2,745	516,417
QuinStreet, Inc.*	8,632	143,205
Scholastic Corp.	4,185	148,442
Shenandoah Telecommunications Co.	8,249	134,706
Shutterstock, Inc.	3,948	152,788
TechTarget, Inc.*	4,271	133,127
Telephone & Data Systems, Inc.	16,203	335,888
Thryv Hldgs., Inc.*	5,183	92,361
TripAdvisor, Inc.*	17,879	318,425
Yelp, Inc. Cl A*	11,088	409,702

		5,514,327

CONSUMER DISCRETIONARY (14.0%)
Abercrombie & Fitch Co. Cl A*	8,399	1,493,678
Academy Sports & Outdoors, Inc.	12,129	645,869
Adtalem Global Education, Inc.*	6,182	421,674
Advance Auto Parts, Inc.	9,798	620,507
American Axle & Manufacturing Hldgs., Inc.*	19,322	135,061
American Eagle Outfitters, Inc.	30,398	606,744
Asbury Automotive Group, Inc.*	3,316	755,617
BJ’s Restaurants, Inc.*	3,844	133,387
Bloomin’ Brands, Inc.	14,214	273,335
Boot Barn Hldgs., Inc.*	4,997	644,263
Brinker International, Inc.*	7,313	529,388
Buckle, Inc.	4,862	179,602
Caleres, Inc.	5,435	182,616
Cavco Industries, Inc.*	1,276	441,713
Century Communities, Inc.	4,651	379,801
Cheesecake Factory, Inc.	7,706	302,769
Chuy’s Hldgs., Inc.*	2,832	73,405
Cracker Barrel Old Country Store, Inc.	3,650	153,884

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Dana, Inc.	21,206	$257,017
Dave & Buster’s Entertainment, Inc.*	5,301	211,033
Designer Brands, Inc. Cl A	7,155	48,869
Dine Brands Global, Inc.	2,533	91,695
Dorman Products, Inc.*	4,588	419,710
Ethan Allen Interiors, Inc.	3,760	104,866
Foot Locker, Inc.	13,513	336,744
Fox Factory Hldg. Corp.*	6,841	329,668
Frontdoor, Inc.*	12,786	432,039
Gentherm, Inc.*	5,202	256,563
G-III Apparel Group Ltd.*	6,578	178,066
Golden Entertainment, Inc.	3,569	111,032
Green Brick Partners, Inc.*	4,136	236,745
Group 1 Automotive, Inc.	2,172	645,692
Guess?, Inc.	4,482	91,433
Hanesbrands, Inc.*	57,785	284,880
Haverty Furniture Cos., Inc.	2,189	55,360
Hibbett, Inc.	1,964	171,280
Installed Building Products, Inc.	3,859	793,719
Jack in the Box, Inc.	3,188	162,397
Kohl’s Corp.	18,230	419,108
Kontoor Brands, Inc.	8,168	540,313
La-Z-Boy, Inc.	7,009	261,295
LCI Industries	4,184	432,542
Leggett & Platt, Inc.	22,030	252,464
Leslie’s, Inc.*	30,366	127,233
LGI Homes, Inc.*	3,370	301,581
M/I Homes, Inc.*	4,562	557,203
MarineMax, Inc.*	3,336	107,986
Meritage Homes Corp.	5,970	966,244
Mister Car Wash, Inc.*	15,230	108,438
Monarch Casino & Resort, Inc.	2,156	146,888
Monro, Inc.	4,915	117,272
Movado Group, Inc.	2,572	63,940
National Vision Hldgs., Inc.*	12,913	169,031
Newell Brands, Inc.	62,785	402,452
ODP Corp.*	5,251	206,207
Oxford Industries, Inc.	2,417	242,063
Papa John’s International, Inc.	5,420	254,632
Patrick Industries, Inc.	3,462	375,800
Penn Entertainment, Inc.*	24,562	475,397
Perdoceo Education Corp.	10,783	230,972
Phinia, Inc.	7,509	295,554
Sabre Corp.*	62,776	167,612
Sally Beauty Hldgs., Inc.*	17,014	182,560
Shake Shack, Inc. Cl A*	6,189	557,010
Shoe Carnival, Inc.	2,944	108,604
Signet Jewelers Ltd.	7,340	657,517
Six Flags Entertainment Corp.*	11,912	394,764
Sonic Automotive, Inc. Cl A	2,444	133,125
Sonos, Inc.*	20,201	298,167

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Standard Motor Products, Inc.	3,084	$85,519
Steven Madden Ltd.	11,338	479,597
Strategic Education, Inc.	3,605	398,929
Stride, Inc.*	6,566	462,903
Sturm Ruger & Co., Inc.	2,861	119,161
Topgolf Callaway Brands Corp.*	23,233	355,465
Tri Pointe Homes, Inc.*	15,595	580,914
Upbound Group, Inc.	7,363	226,044
Urban Outfitters, Inc.*	9,322	382,668
VF Corp.	54,322	733,347
Victoria’s Secret & Co.*	12,868	227,378
Vista Outdoor, Inc.*	9,567	360,198
Winnebago Industries, Inc.	4,811	260,756
Wolverine World Wide, Inc.	13,138	177,626
Worthington Enterprises, Inc.	5,028	237,975
XPEL, Inc.*	3,498	124,389

		27,958,964

CONSUMER STAPLES (3.4%)
Andersons, Inc.	5,223	259,061
B&G Foods, Inc.	12,994	104,992
Calavo Growers, Inc.	2,926	66,420
Cal-Maine Foods, Inc.	6,690	408,826
Central Garden & Pet Co.*	1,566	60,291
Central Garden & Pet Co. Cl A*	8,905	294,132
Chefs’ Warehouse, Inc.*	5,818	227,542
Edgewell Personal Care Co.	8,145	327,348
Energizer Hldgs., Inc.	10,974	324,172
Fresh Del Monte Produce, Inc.	5,511	120,415
Grocery Outlet Hldg. Corp.*	16,413	363,056
Hain Celestial Group, Inc.*	14,768	102,047
Inter Parfums, Inc.	2,948	342,056
J&J Snack Foods Corp.	2,550	414,043
John B Sanfilippo & Son, Inc.	1,481	143,909
MGP Ingredients, Inc.	2,570	191,208
National Beverage Corp.	3,844	196,967
Nu Skin Enterprises, Inc. Cl A	8,164	86,049
PriceSmart, Inc.	4,136	335,843
Simply Good Foods Co.*	14,956	540,360
SpartanNash Co.	5,665	106,275
Tootsie Roll Industries, Inc.*	2,913	89,050
TreeHouse Foods, Inc.*	7,868	288,284
United Natural Foods, Inc.*	9,770	127,987
Universal Corp.	4,039	194,639
USANA Health Sciences, Inc.*	1,817	82,201
Vector Group Ltd.	21,993	232,466
WD-40 Co.	2,228	489,358
WK Kellogg Co.	10,869	178,904

		6,697,901

ENERGY (5.2%)
Archrock, Inc.	22,606	457,093
Bristow Group, Inc.*	3,967	133,014

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Cactus, Inc. Cl A	10,799	$569,539
California Resources Corp.	10,548	561,365
Comstock Resources, Inc.	15,849	164,513
CONSOL Energy, Inc.*	4,348	443,626
Core Laboratories, Inc.	7,709	156,416
CVR Energy, Inc.	4,792	128,282
Dorian LPG Ltd.	5,605	235,186
Dril-Quip, Inc.*	5,658	105,239
Green Plains, Inc.*	10,622	168,465
Helix Energy Solutions Group, Inc.*	23,555	281,247
Helmerich & Payne, Inc.	16,227	586,444
Liberty Energy, Inc. Cl A	24,927	520,725
Magnolia Oil & Gas Corp. Cl A	29,739	753,586
Nabors Industries Ltd.*	1,474	104,890
Northern Oil & Gas, Inc.	15,044	559,185
Oceaneering International, Inc.*	16,665	394,294
Par Pacific Hldgs., Inc.*	8,762	221,241
Patterson-UTI Energy, Inc.	50,840	526,702
Peabody Energy Corp.	17,369	384,202
ProPetro Hldg. Corp.*	13,547	117,452
REX American Resources Corp.*	2,504	114,157
RPC, Inc.	13,884	86,775
SM Energy Co.	18,908	817,393
Talos Energy, Inc.*	25,695	312,194
Tidewater, Inc.*	7,978	759,585
US Silica Hldgs., Inc.*	12,843	198,424
Vital Energy, Inc.*	4,195	188,020
World Kinect Corp.	9,852	254,182

		10,303,436

FINANCIALS (19.8%)
Ambac Financial Group, Inc.*	7,434	95,304
Ameris Bancorp	10,638	535,623
AMERISAFE, Inc.	3,144	137,990
Apollo Commercial Real Estate Finance, Inc.	21,497	210,456
Arbor Realty Trust, Inc.	30,986	444,649
ARMOUR Residential REIT, Inc.	8,014	155,311
Artisan Partners Asset Management, Inc. Cl A	11,491	474,234
Assured Guaranty Ltd.	8,498	655,621
Atlantic Union Bankshares Corp.	14,755	484,702
Axos Financial, Inc.*	8,334	476,288
B Riley Financial, Inc.	2,689	47,434
Banc of California, Inc.	22,817	291,601
BancFirst Corp.	2,386	209,252
Bancorp, Inc.*	8,509	321,300
Bank of Hawaii Corp.	6,525	373,295
BankUnited, Inc.	12,288	359,670
Banner Corp.	5,663	281,111
Berkshire Hills Bancorp, Inc.	6,987	159,304

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
BGC Group, Inc. Cl A	63,099	$523,722
Blackstone Mortgage Trust, Inc. Cl A	28,531	497,010
Bread Financial Hldgs., Inc.	8,150	363,164
Brightsphere Investment Group, Inc.	4,842	107,347
Brookline Bancorp, Inc.	14,612	122,010
Capitol Federal Financial, Inc.	20,290	111,392
Cathay General Bancorp	11,968	451,433
Central Pacific Financial Corp.	4,445	94,234
City Hldg. Co.	2,427	257,869
Cohen & Steers, Inc.	4,320	313,459
Comerica, Inc.	21,792	1,112,264
Community Financial System, Inc.	8,674	409,499
Customers Bancorp, Inc.*	4,683	224,690
CVB Financial Corp.	21,805	375,918
Dime Community Bancshares, Inc.	5,765	117,606
Donnelley Financial Solutions, Inc.*	4,096	244,203
Eagle Bancorp, Inc.	4,963	93,801
Ellington Financial, Inc.	13,977	168,842
Employers Hldgs., Inc.	4,166	177,597
Encore Capital Group, Inc.*	3,894	162,497
Enova International, Inc.*	4,458	277,510
EVERTEC, Inc.	10,587	352,018
EZCORP, Inc. Cl A*	8,543	89,445
FB Financial Corp.	5,793	226,101
First BanCorp.	27,185	497,214
First Bancorp/Southern Pines NC	6,767	216,003
First Commonwealth Financial Corp.	16,762	231,483
First Financial Bancorp	15,691	348,654
First Hawaiian, Inc.	21,013	436,230
Franklin BSP Realty Trust, Inc.	13,457	169,558
Fulton Financial Corp.	29,875	507,277
Genworth Financial, Inc. Cl A*	71,946	434,554
Goosehead Insurance, Inc. Cl A*	4,149	238,319
Green Dot Corp. Cl A*	7,522	71,083
Hanmi Financial Corp.	4,963	82,981
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	18,692	553,283
HCI Group, Inc.	1,205	111,065
Heritage Financial Corp.	5,702	102,807
Hilltop Hldgs., Inc.	7,617	238,260
Hope Bancorp, Inc.	19,825	212,920
Horace Mann Educators Corp.	6,733	219,630
Independent Bank Corp.	6,980	354,026

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Independent Bank Group, Inc.	5,918	$269,387
iShares Core S&P Small-Cap ETF	31,692	3,380,269
Jackson Financial, Inc. Cl A	11,157	828,519
KKR Real Estate Finance Trust, Inc.	9,570	86,608
Lakeland Financial Corp.	4,192	257,892
Lincoln National Corp.	27,947	869,152
Mercury General Corp.	4,369	232,169
Moelis & Co. Cl A	11,563	657,472
Mr Cooper Group, Inc.*	10,638	864,125
National Bank Hldgs. Corp. Cl A	6,218	242,813
Navient Corp.	13,234	192,687
NBT Bancorp, Inc.	7,750	299,150
NCR Atleos Corp.*	11,261	304,272
New York Mortgage Trust, Inc.	14,995	87,571
NMI Hldgs., Inc. Cl A*	13,195	449,158
Northwest Bancshares, Inc.	20,918	241,603
OFG Bancorp	7,726	289,339
Pacific Premier Bancorp, Inc.	15,850	364,074
Palomar Hldgs., Inc.*	4,097	332,472
Park National Corp.	2,363	336,349
Pathward Financial, Inc.	4,154	234,992
Payoneer Global, Inc.*	41,637	230,669
PennyMac Mortgage Investment Trust	14,275	196,281
Piper Sandler Cos.	2,557	588,545
PJT Partners, Inc. Cl A	3,627	391,390
PRA Group, Inc.*	6,469	127,180
Preferred Bank	2,026	152,943
ProAssurance Corp.*	8,385	102,465
PROG Hldgs., Inc.	7,097	246,124
Provident Financial Svcs., Inc.	21,453	307,851
Radian Group, Inc.	24,750	769,725
Ready Capital Corp.	25,537	208,893
Redwood Trust, Inc.	21,722	140,976
Renasant Corp.	9,260	282,800
S&T Bancorp, Inc.	6,285	209,856
Safety Insurance Group, Inc.	2,439	182,998
Seacoast Banking Corp. of Florida	13,835	327,059
ServisFirst Bancshares, Inc.	8,064	509,564
Simmons First National Corp. Cl A	20,625	362,587
SiriusPoint Ltd.*	15,132	184,610
Southside Bancshares, Inc.	4,729	130,568
Stellar Bancorp, Inc.	7,749	177,917
StepStone Group, Inc. Cl A	8,550	392,359
Stewart Information Svcs. Corp.	4,534	281,471
StoneX Group, Inc.*	4,484	337,690
Tompkins Financial Corp.	2,060	100,734

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Triumph Financial, Inc.*	3,549	$290,131
Trupanion, Inc.*	5,940	174,636
TrustCo Bank Corp.	3,127	89,964
Trustmark Corp.	10,060	302,202
Two Harbors Investment Corp.	17,011	224,715
United Community Banks, Inc.	19,583	498,583
United Fire Group, Inc.	3,493	75,065
Veritex Hldgs., Inc.	8,962	189,009
Virtu Financial, Inc. Cl A	14,545	326,535
Virtus Investment Partners, Inc.	1,102	248,887
WaFd, Inc.	11,107	317,438
Walker & Dunlop, Inc.	5,543	544,323
Westamerica BanCorp	4,385	212,804
WisdomTree, Inc.	18,350	181,848
World Acceptance Corp.*	552	68,216
WSFS Financial Corp.	9,878	464,266

		39,584,073

HEALTH CARE (10.2%)
AdaptHealth Corp. Cl A*	12,841	128,410
Addus HomeCare Corp.*	2,953	342,873
Alkermes PLC*	27,814	670,317
AMN Healthcare Svcs., Inc.*	6,246	319,983
Amphastar Pharmaceuticals, Inc.*	6,270	250,800
ANI Pharmaceuticals, Inc.*	2,521	160,537
Arcus Biosciences, Inc.*	8,970	136,613
Artivion, Inc.*	6,517	167,161
Astrana Health, Inc.*	6,957	282,176
Avanos Medical, Inc.*	7,545	150,296
BioLife Solutions, Inc.*	5,978	128,109
Catalyst Pharmaceuticals, Inc.*	18,444	285,698
Certara, Inc.*	17,713	245,325
Collegium Pharmaceutical, Inc.*	5,378	173,172
CONMED Corp.	5,063	350,967
Corcept Therapeutics, Inc.*	15,059	489,267
CorVel Corp.*	1,490	378,862
Cross Country Healthcare, Inc.*	5,373	74,362
Cytek Biosciences, Inc.*	15,751	87,891
Dynavax Technologies Corp.*	21,514	241,602
Embecta Corp.	9,479	118,488
Enhabit, Inc.*	8,244	73,537
Ensign Group, Inc.	9,281	1,147,967
Fortrea Hldgs., Inc.*	14,695	342,981
Fulgent Genetics, Inc.*	3,345	65,629
Glaukos Corp.*	8,279	979,820
Harmony Biosciences Hldgs., Inc.*	5,228	157,729
HealthStream, Inc.	3,948	110,149
ICU Medical, Inc.*	3,365	399,594

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Inari Medical, Inc.*	8,505	$409,516
Innoviva, Inc.*	9,033	148,141
Integer Hldgs. Corp.*	5,507	637,656
Integra LifeSciences Hldgs. Corp.*	11,268	328,350
Ironwood Pharmaceuticals, Inc. Cl A*	22,992	149,908
Krystal Biotech, Inc.*	4,083	749,802
LeMaitre Vascular, Inc.	3,284	270,208
Ligand Pharmaceuticals, Inc.*	2,776	233,906
Merit Medical Systems, Inc.*	9,551	820,908
Mesa Laboratories, Inc.	843	73,147
Myriad Genetics, Inc.*	14,877	363,891
National HealthCare Corp.	2,228	241,515
NeoGenomics, Inc.*	20,992	291,159
OmniAb, Inc. Cl CR3*	1,207	0	†
OmniAb, Inc. Cl CR4*	1,207	0	†
Omnicell, Inc.*	7,549	204,351
Organon & Co.	42,270	874,989
Owens & Minor, Inc.*	12,048	162,648
Pacira BioSciences, Inc.*	7,651	218,895
Patterson Cos., Inc.	13,106	316,117
Pediatrix Medical Group, Inc.*	13,608	102,740
Phibro Animal Health Corp. Cl A	3,343	56,062
Premier, Inc. Cl A	17,229	321,665
Prestige Consumer Healthcare, Inc.*	8,205	564,914
Privia Health Group, Inc.*	17,063	296,555
RadNet, Inc.*	10,929	643,937
REGENXBIO, Inc.*	7,448	87,142
Schrodinger, Inc.*	9,083	175,665
Select Medical Hldgs. Corp.	17,526	614,462
Simulations Plus, Inc.	2,628	127,773
STAAR Surgical Co.*	8,074	384,403
Supernus Pharmaceuticals, Inc.*	9,036	241,713
Tandem Diabetes Care, Inc.*	10,617	427,759
UFP Technologies, Inc.*	1,160	306,089
US Physical Therapy, Inc.	2,477	228,924
Varex Imaging Corp.*	6,723	99,030
Vericel Corp.*	7,989	366,535
Vir Biotechnology, Inc.*	14,313	127,386
Xencor, Inc.*	10,136	191,874

		20,320,050

INDUSTRIALS (17.2%)
3D Systems Corp.*	21,932	67,331
AAR Corp.*	5,443	395,706
ABM Industries, Inc.	10,403	526,080
AeroVironment, Inc.*	4,595	837,025
Air Lease Corp. Cl A	17,024	809,151
Alamo Group, Inc.	1,704	294,792
Alaska Air Group, Inc.*	20,857	842,623

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Albany International Corp. Cl A	5,129	$433,144
Allegiant Travel Co.	2,376	119,347
American Woodmark Corp.*	2,605	204,753
Apogee Enterprises, Inc.	3,638	228,594
ArcBest Corp.	3,852	412,472
Arcosa, Inc.	7,986	666,112
Armstrong World Industries, Inc.	7,193	814,535
Astec Industries, Inc.	3,742	110,988
AZZ, Inc.	4,882	377,135
Barnes Group, Inc.	8,334	345,111
Boise Cascade Co.	6,489	773,619
Brady Corp. Cl A	7,363	486,105
CoreCivic, Inc.*	18,287	237,365
CSG Systems International, Inc.	4,675	192,470
Deluxe Corp.	7,240	162,610
DNOW, Inc.*	17,555	241,030
DXP Enterprises, Inc.*	2,147	98,419
Dycom Industries, Inc.*	4,782	807,010
Encore Wire Corp.	2,596	752,399
Enerpac Tool Group Corp. Cl A	8,918	340,489
Enpro, Inc.	3,444	501,343
Enviri Corp.*	13,167	113,631
ESCO Technologies, Inc.	4,233	444,634
Federal Signal Corp.	10,043	840,298
Forward Air Corp.	5,190	98,818
Franklin Electric Co., Inc.	6,514	627,429
GEO Group, Inc.*	21,907	314,585
Gibraltar Industries, Inc.*	5,009	343,367
GMS, Inc.*	6,548	527,834
Granite Construction, Inc.	7,257	449,716
Greenbrier Cos., Inc.	5,117	253,547
Griffon Corp.	6,109	390,121
Hayward Hldgs., Inc.*	20,836	256,283
Healthcare Svcs. Group, Inc.*	12,105	128,071
Heartland Express, Inc.	7,537	92,931
Heidrick & Struggles International, Inc.	3,329	105,130
Hertz Global Hldgs., Inc.*	21,613	76,294
Hillenbrand, Inc.	11,538	461,751
HNI Corp.	7,774	349,985
Hub Group, Inc. Cl A	10,148	436,871
Insteel Industries, Inc.	3,201	99,103
Interface, Inc. Cl A	9,574	140,546
JetBlue Airways Corp.*	55,906	340,468
John Bean Technologies Corp.	5,232	496,883
Kelly Svcs., Inc. Cl A	5,293	113,323
Kennametal, Inc.	12,930	304,372
Korn Ferry	8,577	575,860
Lindsay Corp.	1,815	223,027
Liquidity Svcs., Inc.*	3,658	73,087
Marten Transport Ltd.	9,495	175,183

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Masterbrand, Inc.*	20,875	$306,445
Matson, Inc.	5,616	735,528
Matthews International Corp. Cl A	5,048	126,452
Mercury Systems, Inc.*	8,584	231,682
MillerKnoll, Inc.	11,775	311,920
Moog, Inc. Cl A	4,727	790,827
Mueller Industries, Inc.	18,672	1,063,184
MYR Group, Inc.*	2,756	374,017
National Presto Industries, Inc.	864	64,912
NV5 Global, Inc.*	2,124	197,468
OPENLANE, Inc.*	17,801	295,319
Pitney Bowes, Inc.	25,579	129,941
Powell Industries, Inc.	1,518	217,681
Proto Labs, Inc.*	4,162	128,564
Quanex Building Products Corp.	5,443	150,499
Resideo Technologies, Inc.*	24,000	469,440
Robert Half, Inc.	16,990	1,087,020
Rush Enterprises, Inc. Cl A	10,175	426,027
RXO, Inc.*	19,321	505,244
SkyWest, Inc.*	6,618	543,139
SPX Technologies, Inc.*	7,599	1,080,122
Standex International Corp.	1,949	314,081
Sun Country Airlines Hldgs., Inc.*	6,232	78,274
SunPower Corp. Cl A*	14,133	41,834
Sunrun, Inc.*	36,434	432,107
Tennant Co.	3,125	307,625
Titan International, Inc.*	8,385	62,133
Trinity Industries, Inc.	13,451	402,454
Triumph Group, Inc.*	12,634	194,690
UniFirst Corp.	2,477	424,880
Verra Mobility Corp. Cl A*	27,371	744,491
Vestis Corp.	21,606	264,241
Viad Corp.*	3,473	118,082
Vicor Corp.*	3,721	123,388
Wabash National Corp.	7,401	161,638
Werner Enterprises, Inc.	10,422	373,420

		34,209,675

INFORMATION TECHNOLOGY (12.6%)
A10 Networks, Inc.	11,504	159,330
ACI Worldwide, Inc.*	17,331	686,134
Adeia, Inc.	17,835	199,485
Advanced Energy Industries, Inc.	6,155	669,418
Agilysys, Inc.*	3,319	345,641
Alarm.com Hldgs., Inc.*	8,250	524,205
Alpha & Omega Semiconductor Ltd.*	3,822	142,828
Arlo Technologies, Inc.*	16,039	209,149
Axcelis Technologies, Inc.*	5,348	760,432
Badger Meter, Inc.	4,832	900,443
Benchmark Electronics, Inc.	5,925	233,801
Blackline, Inc.*	8,434	408,627

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Box, Inc. Cl A*	23,727	$627,342
Calix, Inc.*	9,586	339,632
CEVA, Inc.*	3,877	74,787
Cohu, Inc.*	7,740	256,194
Corsair Gaming, Inc.*	7,173	79,190
CTS Corp.	5,025	254,416
Digi International, Inc.*	5,979	137,099
DigitalOcean Hldgs., Inc.*	8,833	306,947
Diodes, Inc.*	7,581	545,301
DoubleVerify Hldgs., Inc.*	23,155	450,828
DXC Technology Co.*	29,407	561,380
Envestnet, Inc.*	8,243	515,929
ePlus, Inc.*	4,380	322,718
Extreme Networks, Inc.*	21,359	287,279
Fabrinet*	5,941	1,454,297
FormFactor, Inc.*	12,684	767,763
Harmonic, Inc.*	19,155	225,454
Ichor Hldgs. Ltd.*	5,502	212,102
Insight Enterprises, Inc.*	4,549	902,340
InterDigital, Inc.	4,148	483,491
Itron, Inc.*	7,540	746,158
Knowles Corp.*	14,751	254,602
Kulicke & Soffa Industries, Inc.	9,117	448,465
LiveRamp Hldgs., Inc.*	10,879	336,596
Marathon Digital Hldgs., Inc.*	44,864	890,550
MaxLinear, Inc. Cl A*	12,417	250,078
N-able, Inc.*	11,540	175,754
NCR Voyix Corp.*	22,644	279,653
NetScout Systems, Inc.*	11,739	214,706
OSI Systems, Inc.*	2,579	354,664
PC Connection, Inc.	1,864	119,669
PDF Solutions, Inc.*	5,050	183,719
Perficient, Inc.*	5,780	432,286
Photronics, Inc.*	10,414	256,913
Plexus Corp.*	4,502	464,516
Progress Software Corp.	7,104	385,463
Rogers Corp.*	2,760	332,884
Sanmina Corp.*	9,115	603,869
ScanSource, Inc.*	4,062	179,987
Semtech Corp.*	10,612	317,087
SiTime Corp.*	2,895	360,080
SMART Global Hldgs., Inc.*	8,596	196,591
SolarEdge Technologies, Inc.*	9,418	237,899
Sprinklr, Inc. Cl A*	19,693	189,447
SPS Commerce, Inc.*	6,087	1,145,330
TTM Technologies, Inc.*	16,729	325,045
Ultra Clean Hldgs., Inc.*	7,381	361,669
Veeco Instruments, Inc.*	9,310	434,870
Viasat, Inc.*	12,359	156,959
Viavi Solutions, Inc.*	36,693	252,081
Xerox Hldgs. Corp.	18,781	218,235

		25,149,807

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (5.7%)
AdvanSix, Inc.	4,409	$101,054
Alpha Metallurgical Resources, Inc.	1,903	533,849
Arch Resources, Inc.	2,978	453,341
ATI, Inc.*	20,454	1,134,174
Balchem Corp.	5,330	820,553
Carpenter Technology Corp.	8,154	893,515
Century Aluminum Co.*	8,533	142,928
Clearwater Paper Corp.*	2,742	132,905
Compass Minerals International, Inc.	5,571	57,548
Hawkins, Inc.	3,128	284,648
Haynes International, Inc.	2,087	122,507
HB Fuller Co.	8,957	689,331
Ingevity Corp.*	5,554	242,765
Innospec, Inc.	4,099	506,595
Kaiser Aluminum Corp.	2,617	230,034
Koppers Hldgs., Inc.	3,485	128,910
Materion Corp.	3,408	368,507
Mativ Hldgs., Inc.	8,929	151,436
Mercer International, Inc.*	7,246	61,881
Metallus, Inc.*	6,417	130,073
Minerals Technologies, Inc.	5,301	440,831
Myers Industries, Inc.	6,112	81,779
O-I Glass, Inc.*	25,596	284,883
Olympic Steel, Inc.	1,611	72,221
Quaker Chemical Corp.	2,277	386,407
Sealed Air Corp.	23,934	832,664
Sensient Technologies Corp.	6,964	516,659
Stepan Co.	3,510	294,700
SunCoke Energy, Inc.	13,819	135,426
Sylvamo Corp.	5,746	394,176
Warrior Met Coal, Inc.	8,597	539,634
Worthington Steel, Inc.	5,052	168,535

		11,334,469

REAL ESTATE (7.1%)
Acadia Realty Trust	16,960	303,923
Alexander & Baldwin, Inc.	11,932	202,367
American Assets Trust, Inc.	8,008	179,219
Apple Hospitality REIT, Inc.	37,044	538,620
Armada Hoffler Properties, Inc.	11,025	122,267
Brandywine Realty Trust	28,316	126,856
CareTrust REIT, Inc.	23,350	586,085
Centerspace	2,451	165,761
Community Healthcare Trust, Inc.	4,024	94,121
Cushman & Wakefield PLC*	32,377	336,721
DiamondRock Hospitality Co.	34,527	291,753
Douglas Emmett, Inc.	27,512	366,185
Easterly Government Properties, Inc. Cl A	16,929	209,412
Elme Communities	14,465	230,427
Essential Properties Realty Trust, Inc.	28,813	798,408
eXp World Hldgs., Inc.	12,726	143,613

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Four Corners Property Trust, Inc.	15,120	$373,010
Getty Realty Corp.	8,072	215,200
Global Net Lease, Inc.	32,115	236,045
Highwoods Properties, Inc.	17,422	457,676
Hudson Pacific Properties, Inc.	20,852	100,298
Innovative Industrial Properties, Inc. Cl A	4,657	508,638
JBG SMITH Properties	13,747	209,367
Kennedy-Wilson Hldgs., Inc.	19,214	186,760
LTC Properties, Inc.	7,145	246,503
LXP Industrial Trust	48,375	441,180
Macerich Co.	35,462	547,533
Marcus & Millichap, Inc.	3,940	124,189
Medical Properties Trust, Inc.	98,669	425,263
NexPoint Residential Trust, Inc.	3,756	148,400
Outfront Media, Inc.	23,994	343,114
Pebblebrook Hotel Trust	19,807	272,346
Phillips Edison & Co., Inc.	20,119	658,093
Retail Opportunity Investments Corp.	20,949	260,396
Safehold, Inc.	7,398	142,707
Saul Centers, Inc.	2,129	78,283
Service Properties Trust	27,245	140,039
SITE Centers Corp.	29,620	429,490
SL Green Realty Corp.	10,652	603,329
St Joe Co.	5,856	320,323

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Summit Hotel Properties, Inc.	17,783	$106,520
Sunstone Hotel Investors, Inc.	33,477	350,169
Tanger, Inc.	17,974	487,275
Uniti Group, Inc.	39,490	115,311
Universal Health Realty Income Trust	2,091	81,842
Urban Edge Properties	19,529	360,701
Veris Residential, Inc.	13,232	198,480
Whitestone REIT Cl B	7,802	103,845
Xenia Hotels & Resorts, Inc.	16,760	240,171

		14,208,234

UTILITIES (2.0%)
American States Water Co.	6,120	444,128
Avista Corp.	12,852	444,808
California Water Svc. Group	9,493	460,315
Chesapeake Utilities Corp.	3,661	388,798
Clearway Energy, Inc. Cl A	5,690	128,935
Clearway Energy, Inc. Cl C	13,553	334,624
MGE Energy, Inc.	5,947	444,360
Middlesex Water Co.	2,931	153,174
Northwest Natural Hldg. Co.	6,251	225,724
Otter Tail Corp.	6,873	602,006
SJW Group	4,822	261,449
Unitil Corp.	2,658	137,658

		4,025,979

TOTAL COMMON STOCKS
(Cost: $189,401,852)		199,306,915

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	4.58	07/01/24	$188,220	$188,220

TOTAL TEMPORARY CASH INVESTMENT (Cost: $188,220)				188,220

TOTAL INVESTMENTS (Cost: $189,590,072) 100.1%				199,495,135

OTHER NET ASSETS -0.1%				(115,444)

NET ASSETS 100.0%				$199,379,691

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

†	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.4%):
COMMUNICATION SERVICES (1.8%)
Take-Two Interactive Software, Inc.*	12,346	$1,919,680
Warner Bros Discovery, Inc.*	148,883	1,107,689

		3,027,369

CONSUMER DISCRETIONARY (5.5%)
Marriott Vacations Worldwide Corp.	16,377	1,430,040
Ollie’s Bargain Outlet Hldgs., Inc.*	23,025	2,260,364
Polaris, Inc.	4,579	358,581
Taylor Morrison Home Corp. Cl A*	53,713	2,977,849
Tractor Supply Co.	4,542	1,226,340
Williams-Sonoma, Inc.	2,972	839,204

		9,092,378

CONSUMER STAPLES (3.0%)
Constellation Brands, Inc. Cl A	7,948	2,044,861
Kenvue, Inc.	66,831	1,214,988
Lamb Weston Hldgs., Inc.	19,767	1,662,009

		4,921,858

ENERGY (7.1%)
Baker Hughes Co. Cl A	127,508	4,484,456
Devon Energy Corp.	67,785	3,213,009
MPLX LP*	37,540	1,598,829
Williams Cos., Inc.	55,831	2,372,818

		11,669,112

FINANCIALS (17.9%)
American Financial Group, Inc.	31,711	3,901,087
Ameriprise Financial, Inc.	11,024	4,709,343
Arch Capital Group Ltd.*	20,473	2,065,521
East West Bancorp, Inc.	33,233	2,433,653
Euronet Worldwide, Inc.*	12,291	1,272,119
Everest Group Ltd.	7,564	2,882,035
Fifth Third Bancorp	44,508	1,624,097
Hartford Financial Svcs. Group, Inc.	25,793	2,593,228
M&T Bank Corp.	12,255	1,854,917
Reinsurance Group of America, Inc.	13,616	2,794,956
Starwood Property Trust, Inc.	93,453	1,770,000
Synchrony Financial	32,654	1,540,942

		29,441,898

HEALTH CARE (6.1%)
Agilent Technologies, Inc.	8,470	1,097,966
Biogen, Inc.*	4,056	940,262
Bio-Techne Corp.	11,438	819,533
Centene Corp.*	25,889	1,716,441
Envista Hldgs. Corp.*	75,642	1,257,926
Fortrea Hldgs., Inc.*	52,146	1,217,087

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Humana, Inc.	3,429	$1,281,246
Zimmer Biomet Hldgs., Inc.	15,060	1,634,462

		9,964,923

INDUSTRIALS (19.3%)
AMETEK, Inc.	7,593	1,265,829
Applied Industrial Technologies, Inc.	10,844	2,103,736
Builders FirstSource, Inc.*	17,501	2,422,313
Carlisle Cos., Inc.	9,416	3,815,457
Clean Harbors, Inc.*	17,482	3,953,554
Crane Co.	32,102	4,654,148
Dover Corp.	16,577	2,991,320
Jacobs Solutions, Inc.	19,850	2,773,244
KBR, Inc.	35,395	2,270,235
Mueller Industries, Inc.	44,526	2,535,311
Veralto Corp.	30,586	2,920,045

		31,705,192

INFORMATION TECHNOLOGY (7.7%)
Amphenol Corp. Cl A	18,876	1,271,676
Ciena Corp.*	43,641	2,102,623
MKS Instruments, Inc.	13,766	1,797,564
PTC, Inc.*	6,384	1,159,781
Teledyne Technologies, Inc.*	6,773	2,627,789
Viasat, Inc.*	74,744	949,249
Vontier Corp.	72,035	2,751,737

		12,660,419

MATERIALS (11.3%)
Ashland, Inc.	43,526	4,112,772
Avery Dennison Corp.	12,890	2,818,399
Axalta Coating Systems Ltd.*	68,842	2,352,331
Crown Hldgs., Inc.	61,121	4,546,791
FMC Corp.	33,525	1,929,364
Freeport-McMoRan, Inc.	28,649	1,392,341
Newmont Corp.	34,284	1,435,471

		18,587,469

REAL ESTATE (8.9%)
Alexandria Real Estate Equities, Inc.	9,801	1,146,423
Camden Property Trust	15,088	1,646,252
Gaming & Leisure Properties, Inc.	55,155	2,493,557
Healthcare Realty Trust, Inc. Cl A	71,187	1,173,162
Healthpeak Properties, Inc.	116,837	2,290,005
Sun Communities, Inc.	7,505	903,152
Terreno Realty Corp.	19,645	1,162,591
Ventas, Inc.	31,120	1,595,211
Weyerhaeuser Co.	77,822	2,209,367

		14,619,720

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (9.8%)
AES Corp.	76,373	$1,341,874
Ameren Corp.	33,541	2,385,100
Atmos Energy Corp.	13,587	1,584,924
Entergy Corp.	19,564	2,093,348
Evergy, Inc.	66,777	3,537,178
PPL Corp.	52,513	1,451,984
Public Svc. Enterprise Group, Inc.	49,927	3,679,620

		16,074,028

TOTAL COMMON STOCKS
(Cost: $136,508,626)		161,764,366

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (3.8%):
U.S. GOVERNMENT (1.7%)
U.S. Treasury Bill	A-1+	5.29	07/16/24	$2,800,000	$2,793,870
COMMERCIAL PAPER (2.1%)
Novartis Finance Corp.†	A-1+	5.29	07/01/24	3,500,000	3,500,000
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $6,293,870)					6,293,870

TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	71,424	71,424

TOTAL TEMPORARY CASH INVESTMENT (Cost: $71,424)					71,424

TOTAL INVESTMENTS (Cost: $142,873,920) 102.3%					168,129,660

OTHER NET ASSETS -2.3%					(3,744,929)

NET ASSETS 100.0%					$164,384,731

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate values of these securities amounts to $3,500,000 and represents 2.1% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (99.8%):
COMMUNICATION SERVICES (1.5%)
Frontier Communications Parent, Inc.*	124,938	$3,270,877
Iridium Communications, Inc.	67,820	1,805,369
New York Times Co. Cl A	91,334	4,677,214
Nexstar Media Group, Inc. Cl A	17,420	2,891,894
TEGNA, Inc.	94,727	1,320,494
TKO Group Hldgs., Inc. Cl A	32,899	3,552,763
Warner Music Group Corp. Cl A	79,085	2,423,955
Ziff Davis, Inc.*	25,764	1,418,308
ZoomInfo Technologies, Inc. Cl A*	158,718	2,026,829

		23,387,703

CONSUMER DISCRETIONARY (14.6%)
Adient PLC*	50,168	1,239,651
Aramark	146,885	4,997,028
Autoliv, Inc.	40,450	4,327,745
AutoNation, Inc.*	13,719	2,186,534
Boyd Gaming Corp.	37,624	2,073,082
Brunswick Corp.	37,738	2,746,194
Burlington Stores, Inc.*	35,670	8,560,800
Capri Hldgs. Ltd.*	65,105	2,153,673
Carter’s, Inc.	20,386	1,263,320
Choice Hotels International, Inc.	13,346	1,588,174
Churchill Downs, Inc.	37,359	5,215,316
Columbia Sportswear Co.	18,823	1,488,523
Crocs, Inc.*	33,904	4,947,950
Dick’s Sporting Goods, Inc.	32,521	6,987,137
Duolingo, Inc. Cl A*	20,658	4,310,705
Five Below, Inc.*	30,826	3,359,109
Floor & Decor Hldgs., Inc. Cl A*	59,768	5,941,537
GameStop Corp. Cl A*	150,489	3,715,573
Gap, Inc.	120,996	2,890,594
Gentex Corp.	129,120	4,352,635
Goodyear Tire & Rubber Co.*	159,002	1,804,673
Graham Hldgs. Co. Cl B	1,941	1,357,827
Grand Canyon Education, Inc.*	16,374	2,290,886
H&R Block, Inc.	77,930	4,226,144
Harley-Davidson, Inc.	68,363	2,292,895
Helen of Troy Ltd.*	13,299	1,233,349
Hilton Grand Vacations, Inc.*	38,227	1,545,518
Hyatt Hotels Corp. Cl A	25,233	3,833,397
KB Home	41,069	2,882,222
Lear Corp.	31,717	3,622,399
Light & Wonder, Inc. Cl A*	50,344	5,280,079
Lithia Motors, Inc. Cl A	15,307	3,864,252
Macy’s, Inc.	153,680	2,950,656

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Marriott Vacations Worldwide Corp.	18,265	$1,594,900
Mattel, Inc.*	192,185	3,124,928
Murphy USA, Inc.	10,530	4,943,414
Nordstrom, Inc.	54,710	1,160,946
Ollie’s Bargain Outlet Hldgs., Inc.*	34,232	3,360,555
Penske Automotive Group, Inc.	10,833	1,614,334
Planet Fitness, Inc. Cl A*	48,886	3,597,521
Polaris, Inc.	29,671	2,323,536
PVH Corp.	31,619	3,347,504
RH*	8,606	2,103,651
Service Corp. International	81,327	5,784,790
Skechers USA, Inc. Cl A*	73,945	5,111,078
Taylor Morrison Home Corp. Cl A*	59,071	3,274,896
Tempur Sealy International, Inc.	96,973	4,590,702
Texas Roadhouse, Inc. Cl A	37,304	6,405,470
Thor Industries, Inc.	29,783	2,783,221
Toll Brothers, Inc.	58,181	6,701,288
TopBuild Corp.*	17,666	6,806,180
Travel + Leisure Co.	39,802	1,790,294
Under Armour, Inc. Cl A*	105,449	703,345
Under Armour, Inc. Cl C*	106,580	695,967
Vail Resorts, Inc.	21,206	3,819,837
Valvoline, Inc.*	71,968	3,109,018
Visteon Corp.*	15,414	1,644,674
Wendy’s Co.	92,802	1,573,922
Whirlpool Corp.	30,515	3,118,633
Williams-Sonoma, Inc.	35,886	10,133,130
Wingstop, Inc.	16,404	6,933,315
Wyndham Hotels & Resorts, Inc.	45,004	3,330,296
YETI Hldgs., Inc.*	47,607	1,816,207

		218,827,129

CONSUMER STAPLES (4.6%)
BellRing Brands, Inc.*	72,850	4,162,649
BJ’s Wholesale Club Hldgs., Inc.*	74,261	6,523,086
Boston Beer Co., Inc. Cl A*	5,107	1,557,890
Casey’s General Stores, Inc.	20,675	7,888,753
Celsius Hldgs., Inc.*	83,315	4,756,453
Coca-Cola Consolidated, Inc.	2,618	2,840,530
Coty, Inc. Cl A*	203,575	2,039,822
Darling Ingredients, Inc.*	89,240	3,279,570
elf Beauty, Inc.*	31,002	6,532,741
Flowers Foods, Inc.	107,313	2,382,349
Ingredion, Inc.	36,665	4,205,476
Lancaster Colony Corp.	11,377	2,149,912

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Performance Food Group Co.*	86,911	$5,745,686
Pilgrim’s Pride Corp.*	22,498	865,948
Post Hldgs., Inc.*	28,086	2,925,438
Sprouts Farmers Market, Inc.*	56,118	4,694,832
US Foods Hldg. Corp.*	126,335	6,693,228

		69,244,363

ENERGY (5.9%)
Antero Midstream Corp.	190,834	2,812,893
Antero Resources Corp.*	163,174	5,324,368
ChampionX Corp.	106,342	3,531,618
Chesapeake Energy Corp.	62,214	5,113,369
Chord Energy Corp.	34,730	5,823,526
Civitas Resources, Inc.	51,431	3,548,739
CNX Resources Corp.*	85,590	2,079,837
DT Midstream, Inc.	54,237	3,852,454
Equitrans Midstream Corp.	242,206	3,143,834
HF Sinclair Corp.	83,712	4,465,198
Matador Resources Co.	64,813	3,862,855
Murphy Oil Corp.	80,956	3,338,625
NOV, Inc.	220,913	4,199,556
Ovintiv, Inc.	139,024	6,516,055
PBF Energy, Inc. Cl A	58,936	2,712,235
Permian Resources Corp. Cl A	286,856	4,632,724
Range Resources Corp.	135,511	4,543,684
Southwestern Energy Co.*	615,891	4,144,946
Texas Pacific Land Corp.	10,400	7,636,408
Valaris Ltd.*	34,781	2,591,185
Weatherford International PLC*	40,858	5,003,062

		88,877,171

FINANCIALS (16.8%)
Affiliated Managers Group, Inc.	17,797	2,780,425
Ally Financial, Inc.	152,800	6,061,576
American Financial Group, Inc.	36,536	4,494,659
Annaly Capital Management, Inc.	279,503	5,327,327
Associated Banc-Corp.	82,801	1,751,241
Bank OZK	58,921	2,415,761
Brighthouse Financial, Inc.*	34,690	1,503,465
Cadence Bank	102,030	2,885,408
Carlyle Group, Inc.	120,599	4,842,050
CNO Financial Group, Inc.	60,465	1,676,090
Columbia Banking System, Inc.	116,941	2,325,957
Commerce Bancshares, Inc.	65,837	3,672,388
Cullen/Frost Bankers, Inc.	35,887	3,647,196
East West Bancorp, Inc.	77,714	5,690,996

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Equitable Hldgs., Inc.	170,755	$6,977,049
Erie Indemnity Co. Cl A	13,931	5,048,594
Essent Group Ltd.	59,579	3,347,744
Euronet Worldwide, Inc.*	24,339	2,519,087
Evercore, Inc. Cl A	19,791	4,125,038
Federated Hermes, Inc. Cl B	44,829	1,473,978
Fidelity National Financial, Inc.	144,977	7,164,763
First American Financial Corp.	57,932	3,125,431
First Financial Bankshares, Inc.	71,801	2,120,284
First Horizon Corp.	305,434	4,816,694
FirstCash Hldgs., Inc.	20,826	2,184,231
FNB Corp.	200,928	2,748,695
Glacier Bancorp, Inc.	63,329	2,363,438
Hancock Whitney Corp.	48,385	2,314,255
Hanover Insurance Group, Inc.	20,075	2,518,208
Home BancShares, Inc.	104,051	2,493,062
Houlihan Lokey, Inc. Cl A	29,247	3,944,250
Interactive Brokers Group, Inc. Cl A	59,823	7,334,300
International Bancshares Corp.	29,866	1,708,634
iShares Core S&P Mid-Cap ETF	246,452	14,422,371
Janus Henderson Group PLC	71,697	2,416,906
Jefferies Financial Group, Inc.	94,744	4,714,462
Kemper Corp.	33,798	2,005,235
Kinsale Capital Group, Inc.	12,350	4,758,208
MGIC Investment Corp.	148,893	3,208,644
Morningstar, Inc.	14,564	4,308,759
New York Community Bancorp, Inc.	435,462	1,402,188
Old National Bancorp	176,369	3,031,783
Old Republic International Corp.	141,196	4,362,956
Pinnacle Financial Partners, Inc.	42,723	3,419,549
Primerica, Inc.	19,220	4,547,068
Prosperity Bancshares, Inc.	53,582	3,276,004
Reinsurance Group of America, Inc. Cl A	36,746	7,542,851
RenaissanceRe Hldgs. Ltd.	29,534	6,601,144
RLI Corp.	22,467	3,160,882
Ryan Specialty Hldgs., Inc. Cl A	57,169	3,310,657
SEI Investments Co.	55,771	3,607,826
Selective Insurance Group, Inc.	33,954	3,185,904

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
SLM Corp.	122,715	$2,551,245
SouthState Corp.	42,550	3,251,671
Starwood Property Trust, Inc.	167,646	3,175,215
Stifel Financial Corp.	57,224	4,815,400
Synovus Financial Corp.	81,789	3,287,100
Texas Capital Bancshares, Inc.*	26,057	1,593,125
UMB Financial Corp.	24,502	2,043,957
United Bankshares, Inc.	75,328	2,443,640
Unum Group	99,427	5,081,714
Valley National Bancorp	238,885	1,667,417
Voya Financial, Inc.	56,243	4,001,690
Webster Financial Corp.	95,778	4,174,963
Western Union Co.	188,965	2,309,152
WEX, Inc.*	23,403	4,145,607
Wintrust Financial Corp.	34,491	3,399,433
Zions Bancorporation	82,468	3,576,637

		252,203,637

HEALTH CARE (9.1%)
Acadia Healthcare Co., Inc.*	51,817	3,499,720
Amedisys, Inc.*	18,227	1,673,239
Arrowhead Pharmaceuticals, Inc.*	69,368	1,802,874
Azenta, Inc.*	30,115	1,584,651
BioMarin Pharmaceutical, Inc.*	106,050	8,731,097
Bruker Corp.	54,385	3,470,307
Chemed Corp.	8,456	4,588,056
Cytokinetics, Inc.*	64,038	3,469,579
DENTSPLY SIRONA, Inc.	115,965	2,888,688
Doximity, Inc. Cl A*	68,230	1,908,393
Encompass Health Corp.	56,235	4,824,401
Enovis Corp.*	27,878	1,260,086
Envista Hldgs. Corp.*	95,986	1,596,247
Exelixis, Inc.*	162,692	3,655,689
Globus Medical, Inc. Cl A*	62,904	4,308,295
Haemonetics Corp.*	28,365	2,346,636
Halozyme Therapeutics, Inc.*	71,085	3,722,011
HealthEquity, Inc.*	48,597	4,189,061
Illumina, Inc.*	88,971	9,286,793
Jazz Pharmaceuticals PLC*	35,209	3,757,857
Lantheus Hldgs., Inc.*	38,713	3,108,267
LivaNova PLC*	30,245	1,658,031
Masimo Corp.*	24,906	3,136,662
Medpace Hldgs., Inc.*	13,152	5,416,651
Neogen Corp.*	110,091	1,720,722
Neurocrine Biosciences, Inc.*	56,208	7,738,155
Option Care Health, Inc.*	97,079	2,689,088
Penumbra, Inc.*	21,651	3,896,530
Perrigo Co. PLC	76,137	1,955,198
Progyny, Inc.*	46,269	1,323,756

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
QuidelOrtho Corp.*	27,680	$919,530
R1 RCM, Inc.*	110,581	1,388,897
Repligen Corp.*	29,024	3,658,765
Roivant Sciences Ltd.*	189,033	1,998,079
Sarepta Therapeutics, Inc.*	52,794	8,341,452
Sotera Health Co.*	69,564	825,725
Tenet Healthcare Corp.*	54,558	7,257,851
United Therapeutics Corp.*	24,774	7,891,758

		137,488,797

INDUSTRIALS (21.9%)
AAON, Inc.	38,110	3,324,716
Acuity Brands, Inc.	17,034	4,112,689
Advanced Drainage Systems, Inc.	38,055	6,103,641
AECOM	76,029	6,701,196
AGCO Corp.	34,592	3,385,865
Applied Industrial Technologies, Inc.	21,561	4,182,834
Avis Budget Group, Inc.	10,154	1,061,296
Brink’s Co.	24,833	2,542,899
BWX Technologies, Inc.	51,054	4,850,130
CACI International, Inc. Cl A*	12,453	5,356,409
Carlisle Cos., Inc.	26,517	10,744,954
Chart Industries, Inc.*	23,480	3,389,103
Clean Harbors, Inc.*	28,015	6,335,592
Comfort Systems USA, Inc.	19,889	6,048,643
Concentrix Corp.	26,169	1,655,974
Core & Main, Inc. Cl A*	95,515	4,674,504
Crane Co.	27,455	3,980,426
Curtiss-Wright Corp.	21,391	5,796,533
Donaldson Co., Inc.	67,228	4,810,836
EMCOR Group, Inc.	26,248	9,582,620
EnerSys	22,573	2,336,757
Esab Corp.	31,723	2,995,603
ExlService Hldgs., Inc.*	90,724	2,845,105
Exponent, Inc.	28,300	2,691,896
Flowserve Corp.	73,531	3,536,841
Fluor Corp.*	95,613	4,163,946
Fortune Brands Innovations, Inc.	69,859	4,536,643
FTI Consulting, Inc.*	19,592	4,222,664
GATX Corp.	19,884	2,631,846
Genpact Ltd.	92,480	2,976,931
Graco, Inc.	94,465	7,489,185
GXO Logistics, Inc.*	66,705	3,368,602
Hexcel Corp.	46,421	2,898,991
Insperity, Inc.	19,980	1,822,376
ITT, Inc.	45,966	5,937,888
KBR, Inc.	74,996	4,810,243
Kirby Corp.*	32,562	3,898,648
Knight-Swift Transportation Hldgs., Inc. Cl A	90,263	4,505,929

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Landstar System, Inc.	19,974	$3,684,804
Lennox International, Inc.	17,907	9,579,887
Lincoln Electric Hldgs., Inc.	31,784	5,995,734
ManpowerGroup, Inc.	26,643	1,859,681
MasTec, Inc.*	33,936	3,630,813
Maximus, Inc.	33,956	2,910,029
MDU Resources Group, Inc.	113,875	2,858,263
Middleby Corp.*	30,031	3,682,101
MSA Safety, Inc.	20,676	3,880,678
MSC Industrial Direct Co., Inc. Cl A	25,471	2,020,105
NEXTracker, Inc. Cl A*	68,634	3,217,562
nVent Electric PLC	92,725	7,103,662
Oshkosh Corp.	36,528	3,952,330
Owens Corning	48,400	8,408,048
Paylocity Hldg. Corp.*	24,269	3,199,868
RB Global, Inc.	102,609	7,835,223
RBC Bearings, Inc.*	16,219	4,375,562
Regal Rexnord Corp.	37,152	5,023,693
Ryder System, Inc.	24,480	3,032,582
Saia, Inc.*	14,850	7,043,207
Science Applications International Corp.	28,636	3,366,162
Sensata Technologies Hldg. PLC	84,190	3,147,864
Simpson Manufacturing Co., Inc.	23,546	3,968,207
Stericycle, Inc.*	51,822	3,012,413
Terex Corp.	37,589	2,061,381
Tetra Tech, Inc.	29,879	6,109,658
Timken Co.	36,181	2,899,184
Toro Co.	58,313	5,452,849
Trex Co., Inc.*	60,707	4,499,603
UFP Industries, Inc.	34,491	3,862,992
Valmont Industries, Inc.	11,278	3,095,247
Watsco, Inc.	17,878	8,281,805
Watts Water Technologies, Inc. Cl A	15,310	2,807,395
WESCO International, Inc.	24,414	3,870,107
Woodward, Inc.	34,025	5,933,280
XPO, Inc.*	64,973	6,896,884

		328,869,817

INFORMATION TECHNOLOGY (9.4%)
Allegro MicroSystems, Inc.*	39,910	1,127,058
Altair Engineering, Inc. Cl A*	31,806	3,119,532
Amkor Technology, Inc.	57,746	2,310,995
Appfolio, Inc. Cl A*	11,721	2,866,605
Arrow Electronics, Inc.*	29,730	3,590,195
ASGN, Inc.*	25,636	2,260,326
Aspen Technology, Inc.*	15,563	3,091,279
Avnet, Inc.	50,479	2,599,164
Belden, Inc.	22,720	2,131,136

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Blackbaud, Inc.*	22,575	$1,719,538
Ciena Corp.*	80,763	3,891,161
Cirrus Logic, Inc.*	30,124	3,845,630
Cognex Corp.	95,876	4,483,162
Coherent Corp.*	74,082	5,367,982
CommVault Systems, Inc.*	24,241	2,946,978
Crane NXT Co.	27,121	1,665,772
Dolby Laboratories, Inc. Cl A	33,372	2,644,064
Dropbox, Inc. Cl A*	134,963	3,032,619
Dynatrace, Inc.*	134,346	6,010,640
IPG Photonics Corp.*	16,034	1,353,109
Kyndryl Hldgs., Inc.*	128,516	3,381,256
Lattice Semiconductor Corp.*	76,822	4,454,908
Littelfuse, Inc.	13,843	3,538,132
Lumentum Hldgs., Inc.*	37,756	1,922,535
MACOM Technology Solutions Hldgs., Inc.*	30,608	3,411,874
Manhattan Associates, Inc.*	34,388	8,482,832
MKS Instruments, Inc.	35,279	4,606,732
Novanta, Inc.*	20,048	3,270,029
Onto Innovation, Inc.*	27,522	6,042,730
Power Integrations, Inc.	31,704	2,225,304
Pure Storage, Inc. Cl A*	170,676	10,959,106
Qualys, Inc.*	20,631	2,941,981
Rambus, Inc.*	60,198	3,537,234
Silicon Laboratories, Inc.*	17,831	1,972,643
Synaptics, Inc.*	22,061	1,945,780
TD SYNNEX Corp.	43,405	5,008,937
Teradata Corp.*	54,009	1,866,551
Universal Display Corp.	24,376	5,125,054
Vishay Intertechnology, Inc.	69,893	1,558,614
Vontier Corp.	86,235	3,294,177
Wolfspeed, Inc.*	70,292	1,599,846

		141,203,200

MATERIALS (6.5%)
Alcoa Corp.	100,287	3,989,417
AptarGroup, Inc.	37,010	5,211,378
Arcadium Lithium PLC*	576,490	1,937,006
Ashland, Inc.	27,997	2,645,436
Avient Corp.	50,968	2,224,753
Axalta Coating Systems Ltd.*	123,234	4,210,906
Berry Global Group, Inc.	63,895	3,760,221
Cabot Corp.	30,863	2,836,001
Chemours Co.	83,161	1,876,944
Cleveland-Cliffs, Inc.*	265,561	4,086,984
Commercial Metals Co.	64,625	3,553,729
Crown Hldgs., Inc.	66,638	4,957,201
Eagle Materials, Inc.	19,241	4,184,148
Graphic Packaging Hldg. Co.	171,629	4,498,396

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Greif, Inc. Cl A	14,405	$827,855
Knife River Corp.*	31,618	2,217,686
Louisiana-Pacific Corp.	35,627	2,933,171
MP Materials Corp.*	74,789	952,064
NewMarket Corp.	3,859	1,989,585
Olin Corp.	66,699	3,144,858
Reliance, Inc.	32,074	9,160,334
Royal Gold, Inc.	36,713	4,594,999
RPM International, Inc.	71,916	7,743,915
Scotts Miracle-Gro Co.	23,476	1,527,348
Silgan Hldgs., Inc.	45,323	1,918,523
Sonoco Products Co.	54,878	2,783,412
United States Steel Corp.	124,957	4,723,375
Westlake Corp.	17,953	2,599,953

		97,089,598

REAL ESTATE (7.0%)
Agree Realty Corp.	56,073	3,473,162
American Homes 4 Rent Cl A	179,733	6,678,878
Brixmor Property Group, Inc.	168,280	3,885,585
COPT Defense Properties	62,781	1,571,408
Cousins Properties, Inc.	84,935	1,966,245
CubeSmart	125,651	5,675,656
EastGroup Properties, Inc.	26,845	4,566,334
EPR Properties	42,265	1,774,285
Equity LifeStyle Properties, Inc.	104,161	6,784,006
First Industrial Realty Trust, Inc.	73,915	3,511,702
Gaming & Leisure Properties, Inc.	151,637	6,855,509
Healthcare Realty Trust, Inc. Cl A	211,423	3,484,251
Independence Realty Trust, Inc.	125,481	2,351,514
Jones Lang LaSalle, Inc.*	26,564	5,453,058
Kilroy Realty Corp.	59,653	1,859,384
Kite Realty Group Trust	122,652	2,744,952
Lamar Advertising Co. Cl A	49,050	5,862,946

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
National Storage Affiliates Trust	38,927	$1,604,571
NNN REIT, Inc.	102,404	4,362,410
Omega Healthcare Investors, Inc.	138,009	4,726,808
Park Hotels & Resorts, Inc.	117,623	1,761,992
PotlatchDeltic Corp.	44,407	1,749,192
Rayonier, Inc.	76,497	2,225,298
Rexford Industrial Realty, Inc.	121,410	5,413,672
Sabra Health Care REIT, Inc.	129,294	1,991,128
STAG Industrial, Inc.	101,695	3,667,122
Vornado Realty Trust	89,366	2,349,432
WP Carey, Inc.	122,217	6,728,046

		105,078,546

UTILITIES (2.5%)
ALLETE, Inc.	32,222	2,009,042
Black Hills Corp.	38,501	2,093,684
Essential Utilities, Inc.	140,546	5,246,582
IDACORP, Inc.	28,314	2,637,449
National Fuel Gas Co.	51,338	2,782,006
New Jersey Resources Corp.	55,194	2,358,992
Northwestern Energy Group, Inc.	34,230	1,714,238
OGE Energy Corp.	112,009	3,998,721
ONE Gas, Inc.	31,594	2,017,277
Ormat Technologies, Inc.	30,035	2,153,510
PNM Resources, Inc.	50,378	1,861,971
Portland General Electric Co.	57,544	2,488,203
Southwest Gas Hldgs., Inc.	33,624	2,366,457
Spire, Inc.	32,253	1,958,725
UGI Corp.	117,077	2,681,063

		38,367,920

TOTAL COMMON STOCKS
(Cost: $1,229,663,185)		1,500,637,881

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
JP Morgan Chase, New York Time Deposit	4.58	07/01/24	$1,623,587	$1,623,587

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,623,587)				1,623,587

TOTAL INVESTMENTS (Cost: $1,231,286,772) 99.9%				1,502,261,468

OTHER NET ASSETS 0.1%				1,023,370

NET ASSETS 100.0%				$1,503,284,838

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (62.7%):
COMMUNICATION SERVICES (3.5%)
AT&T, Inc.	104,329	$1,993,727
Comcast Corp. Cl A	46,948	1,838,484
Electronic Arts, Inc.	7,296	1,016,552
Fox Corp. Cl A	20,888	717,920
T-Mobile US, Inc.	6,790	1,196,262

		6,762,945

CONSUMER DISCRETIONARY (6.8%)
Amazon.com, Inc.*	14,414	2,785,505
AutoZone, Inc.*	340	1,007,794
Booking Hldgs., Inc.	493	1,953,019
DR Horton, Inc.	8,102	1,141,815
Hilton Worldwide Hldgs., Inc.	4,029	879,128
Home Depot, Inc.	4,423	1,522,574
Ralph Lauren Corp. Cl A	6,095	1,066,991
Tapestry, Inc.	32,465	1,389,177
TJX Cos., Inc.	14,041	1,545,914

		13,291,917

CONSUMER STAPLES (4.0%)
Colgate-Palmolive Co.	16,926	1,642,499
Costco Wholesale Corp.	3,210	2,728,468
Philip Morris International, Inc.	14,103	1,429,057
Walmart, Inc.	28,314	1,917,141

		7,717,165

ENERGY (3.1%)
Baker Hughes Co. Cl A	20,385	716,940
ConocoPhillips	10,836	1,239,422
Exxon Mobil Corp.	14,238	1,639,079
Valero Energy Corp.	7,112	1,114,877
Williams Cos., Inc.	29,830	1,267,775

		5,978,093

FINANCIALS (6.6%)
Citigroup, Inc.	20,276	1,286,715
Corpay, Inc.*	4,771	1,271,042
Goldman Sachs Group, Inc.	2,742	1,240,261
JPMorgan Chase & Co.	15,976	3,231,306
KeyCorp.	45,950	652,950
Morgan Stanley	18,031	1,752,433
U.S. Bancorp	25,176	999,487
Visa, Inc. Cl A	9,075	2,381,915

		12,816,109

HEALTH CARE (7.8%)
AbbVie, Inc.	11,081	1,900,613
Bristol-Myers Squibb Co.	13,197	548,072
Cigna Group	3,900	1,289,223
Elevance Health, Inc.	2,319	1,256,573
Eli Lilly & Co.	3,589	3,249,409
Gilead Sciences, Inc.	12,279	842,462
Hologic, Inc.*	8,072	599,346
Johnson & Johnson	11,693	1,709,049
McKesson Corp.	2,624	1,532,521

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
UnitedHealth Group, Inc.	4,549	$2,316,624

		15,243,892

INDUSTRIALS (5.8%)
Caterpillar, Inc.	3,233	1,076,912
Deere & Co.	4,176	1,560,279
FedEx Corp.	5,154	1,545,375
GE Vernova, Inc.*	6,056	1,038,665
General Electric Co.	3,358	533,821
Honeywell International, Inc.	4,888	1,043,784
Parker-Hannifin Corp.	2,109	1,066,753
Snap-on, Inc.	2,957	772,930
Trane Technologies PLC	5,129	1,687,082
Union Pacific Corp.	4,530	1,024,958

		11,350,559

INFORMATION TECHNOLOGY (21.2%)
Adobe, Inc.*	3,585	1,991,611
Apple, Inc.	45,864	9,659,876
Broadcom, Inc.	2,049	3,289,731
Cisco Systems, Inc.	22,902	1,088,074
Fortinet, Inc.*	20,538	1,237,825
Intuit, Inc.	2,181	1,433,375
Lam Research Corp.	1,976	2,104,144
Microsoft Corp.	23,576	10,537,293
NetApp, Inc.	9,609	1,237,639
NVIDIA Corp.	70,350	8,691,039

		41,270,607

MATERIALS (1.6%)
Freeport-McMoRan, Inc.	31,360	1,524,096
Newmont Corp.	36,213	1,516,238

		3,040,334

REAL ESTATE (1.0%)
Alexandria Real Estate Equities, Inc.	6,480	757,966
Equinix, Inc.	828	626,465
Public Storage	1,948	560,342

		1,944,773

UTILITIES (1.3%)
NextEra Energy, Inc.	20,119	1,424,626
NRG Energy, Inc.	14,568	1,134,265

		2,558,891

TOTAL COMMON STOCKS
(Cost: $68,867,885)		121,975,285

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (33.2%):
U.S. GOVERNMENT (9.2%)
U.S. Treasury Bond	AA+	1.38	11/15/40	$750,000	$473,086
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,254,891
U.S. Treasury Bond	AA+	1.88	02/15/41	1,700,000	1,163,172
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	395,613
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	564,878
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	1,951,296
U.S. Treasury Bond	AA+	4.25	02/15/54	655,000	623,888
U.S. Treasury Bond	AA+	4.63	05/15/44	50,000	49,906
U.S. Treasury Note	AA+	1.50	02/15/30	900,000	772,664
U.S. Treasury Note	AA+	1.63	08/15/29	1,450,000	1,270,902
U.S. Treasury Note	AA+	1.75	01/31/29	335,000	298,778
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,390,547
U.S. Treasury Note	AA+	2.88	05/15/28	1,125,000	1,062,773
U.S. Treasury Note	AA+	2.88	05/15/32	1,735,000	1,563,127
U.S. Treasury Note	AA+	3.63	03/31/30	660,000	635,559
U.S. Treasury Note	AA+	4.00	02/15/34	1,460,000	1,417,569
U.S. Treasury Note	AA+	4.50	11/15/33	190,000	191,781
U.S. Treasury Strip	AA+	0.00	08/15/29	3,645,000	2,912,298

					17,992,728

U.S. GOVERNMENT AGENCIES (12.6%)
MORTGAGE-BACKED OBLIGATIONS (11.6%)
FHLMC	AA+	2.50	09/01/27	32,314	31,155
FHLMC	AA+	2.50	06/01/35	135,571	123,221
FHLMC	AA+	2.50	06/01/50	150,255	123,859
FHLMC	AA+	2.50	11/01/50	595,582	495,206
FHLMC	AA+	2.50	10/01/51	198,160	162,490
FHLMC	AA+	3.00	06/01/27	22,341	21,683
FHLMC	AA+	3.00	08/01/27	27,621	26,808
FHLMC	AA+	3.00	11/01/42	77,772	69,099
FHLMC	AA+	3.00	04/01/43	73,223	64,976
FHLMC	AA+	3.00	11/01/49	220,433	190,182
FHLMC	AA+	3.00	11/01/49	146,641	126,517
FHLMC	AA+	3.00	10/01/51	369,739	314,546
FHLMC	AA+	3.00	06/01/52	436,689	374,960
FHLMC	AA+	3.50	02/01/32	33,651	32,303
FHLMC	AA+	3.50	01/01/43	92,281	84,406
FHLMC	AA+	3.50	06/01/45	129,507	117,547
FHLMC	AA+	3.50	07/01/45	147,605	134,320
FHLMC	AA+	4.00	11/01/33	28,331	27,488
FHLMC	AA+	4.00	01/01/38	72,243	69,494
FHLMC	AA+	4.00	03/01/41	28,318	26,780
FHLMC	AA+	4.00	07/01/41	44,936	42,494
FHLMC	AA+	4.00	11/01/42	18,365	17,297
FHLMC	AA+	4.00	01/01/43	95,127	89,592
FHLMC	AA+	4.00	10/01/44	38,217	35,794
FHLMC	AA+	4.00	06/01/45	129,015	120,660
FHLMC	AA+	4.00	04/01/52	412,634	379,379
FHLMC	AA+	4.00	08/01/52	257,784	238,416
FHLMC	AA+	4.23	05/01/30	400,000	384,738
FHLMC	AA+	4.50	02/01/44	46,351	44,879
FHLMC	AA+	4.50	05/01/48	52,366	50,178
FHLMC	AA+	5.00	02/01/26	915	909
FHLMC	AA+	5.00	06/01/52	796,139	771,531
FHLMC	AA+	5.00	12/01/52	507,583	494,171
FHLMC	AA+	5.50	07/01/32	10,790	10,854
FHLMC	AA+	5.50	05/01/33	6,328	6,383

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	5.50	06/01/37	$45,946	$46,575
FHLMC	AA+	5.50	07/01/53	479,066	475,492
FHLMC	AA+	5.50	07/01/53	235,640	232,769
FHLMC	AA+	6.00	09/01/53	187,669	189,927
FHLMC	AA+	6.00	02/01/54	198,862	199,337
FHLMC ARM	AA+	1.93	10/01/51	557,041	481,086
FHLMC REMICS	AA+	2.50	04/25/50	77,838	61,125
FHLMC Strip	AA+	3.00	06/15/42	157,222	141,115
FHLMC Strip	AA+	3.00	01/15/43	51,993	45,495
FNMA	AA+	1.81	09/01/51	621,293	535,650
FNMA	AA+	2.00	11/01/35	334,344	296,134
FNMA	AA+	2.00	07/01/36	700,105	620,363
FNMA	AA+	2.00	09/01/50	339,759	267,922
FNMA	AA+	2.00	10/01/50	153,700	122,531
FNMA	AA+	2.00	02/01/51	397,264	310,585
FNMA	AA+	2.34	05/01/36	539,433	425,850
FNMA	AA+	2.50	02/01/33	92,220	85,385
FNMA	AA+	2.50	06/01/35	319,968	290,722
FNMA	AA+	2.50	10/01/35	310,868	282,072
FNMA	AA+	2.50	04/01/42	1,057,307	908,900
FNMA	AA+	2.50	03/01/51	900,000	752,144
FNMA	AA+	2.50	04/01/51	151,668	124,906
FNMA	AA+	2.50	05/01/51	650,000	541,156
FNMA	AA+	2.50	05/01/52	874,901	721,240
FNMA	AA+	3.00	06/01/33	107,847	100,913
FNMA	AA+	3.00	09/01/33	67,102	62,765
FNMA	AA+	3.00	01/01/43	209,690	186,060
FNMA	AA+	3.00	02/01/43	52,193	46,302
FNMA	AA+	3.00	03/01/43	112,199	99,443
FNMA	AA+	3.00	09/01/43	110,970	98,324
FNMA	AA+	3.00	12/01/47	18,049	15,747
FNMA	AA+	3.00	03/01/48	53,952	46,643
FNMA	AA+	3.00	03/01/50	58,195	49,590
FNMA	AA+	3.00	01/01/52	540,683	462,316
FNMA	AA+	3.00	03/01/52	436,484	371,126
FNMA	AA+	3.10	06/01/29	150,000	138,354
FNMA	AA+	3.50	08/01/38	76,580	69,956
FNMA	AA+	3.50	10/01/41	50,835	46,454
FNMA	AA+	3.50	11/01/41	73,983	67,624
FNMA	AA+	3.50	12/01/41	56,679	51,795
FNMA	AA+	3.50	04/01/42	85,442	78,053
FNMA	AA+	3.50	08/01/42	101,435	92,651
FNMA	AA+	3.50	08/01/43	104,871	95,508
FNMA	AA+	3.50	08/01/43	130,703	119,356
FNMA	AA+	3.50	04/01/45	88,128	79,892
FNMA	AA+	3.50	09/01/47	51,510	46,584
FNMA	AA+	3.50	06/01/51	509,589	451,827
FNMA	AA+	3.50	05/01/52	604,131	538,219
FNMA	AA+	3.75	08/01/28	135,000	129,185
FNMA	AA+	4.00	01/01/31	32,685	31,805
FNMA	AA+	4.00	07/01/40	62,378	58,934
FNMA	AA+	4.00	11/01/40	31,502	29,753
FNMA	AA+	4.00	05/01/41	27,060	25,558
FNMA	AA+	4.00	11/01/45	60,977	56,972
FNMA	AA+	4.00	02/01/47	59,931	55,916

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	04/01/49	$231,622	$215,150
FNMA	AA+	4.00	03/01/50	209,338	193,877
FNMA	AA+	4.00	07/01/52	168,645	156,156
FNMA	AA+	4.00	07/01/56	259,781	238,496
FNMA	AA+	4.50	05/01/30	9,136	8,994
FNMA	AA+	4.50	06/01/34	14,350	13,989
FNMA	AA+	4.50	08/01/35	9,151	8,920
FNMA	AA+	4.50	05/01/39	16,689	16,220
FNMA	AA+	4.50	05/01/39	28,355	27,564
FNMA	AA+	4.50	05/01/40	35,321	34,306
FNMA	AA+	4.50	10/01/40	127,750	124,079
FNMA	AA+	4.50	11/01/47	24,527	23,604
FNMA	AA+	4.50	11/01/47	39,116	37,565
FNMA	AA+	4.50	05/01/50	329,066	314,642
FNMA	AA+	4.57	02/01/53	280,571	271,837
FNMA	AA+	5.00	06/01/33	14,793	14,663
FNMA	AA+	5.00	10/01/33	15,398	15,263
FNMA	AA+	5.00	11/01/33	10,536	10,444
FNMA	AA+	5.00	11/01/33	41,479	41,115
FNMA	AA+	5.00	03/01/34	6,048	5,995
FNMA	AA+	5.00	04/01/34	11,832	11,732
FNMA	AA+	5.00	09/01/35	5,647	5,597
FNMA	AA+	5.00	08/01/37	49,865	49,501
FNMA	AA+	5.00	05/01/39	21,293	21,145
FNMA	AA+	5.00	06/01/52	766,452	742,981
FNMA	AA+	5.50	06/01/48	4,353	4,372
FNMA	AA+	6.00	05/01/32	3,237	3,322
FNMA	AA+	6.00	04/01/33	15,772	16,185
FNMA	AA+	6.00	05/01/33	6,972	7,155
FNMA	AA+	6.00	06/01/34	5,173	5,310
FNMA	AA+	6.00	09/01/34	1,260	1,293
FNMA	AA+	6.00	10/01/34	13,323	13,673
FNMA	AA+	6.00	01/01/37	5,796	5,998
FNMA	AA+	6.00	05/01/37	1,448	1,499
FNMA	AA+	6.00	11/01/52	652,105	660,087
FNMA	AA+	6.00	09/01/53	47,225	47,956
FNMA	AA+	6.50	05/01/32	15,447	15,951
FNMA	AA+	6.50	07/01/34	2,802	2,922
FNMA	AA+	6.50	05/01/37	15,682	16,478
FNMA	AA+	6.50	11/01/53	244,139	249,603
FNMA	AA+	7.00	04/01/32	552	578
FNMA	AA+	7.50	06/01/31	1,067	1,119
FNMA	AA+	7.50	02/01/32	1,573	1,665
FNMA	AA+	7.50	06/01/32	1,166	1,245
FNMA	AA+	8.00	04/01/32	1,026	1,069
FNMA Strip	AA+	3.00	08/25/42	47,204	42,136
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	44,248	41,404
GNMA (1)	AA+	2.50	10/20/51	168,761	140,583
GNMA (1)	AA+	2.50	08/20/52	167,918	141,183
GNMA (1)	AA+	2.50	03/20/53	486,171	409,166
GNMA (1)	AA+	2.50	06/20/53	457,784	385,134
GNMA (1)	AA+	3.00	10/20/51	170,329	146,653
GNMA (1)	AA+	4.00	01/15/42	101,730	96,388
GNMA (1)	AA+	4.00	08/20/42	34,399	32,586
GNMA (1)	AA+	4.50	04/20/31	19,288	19,002

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (1)	AA+	4.50	10/15/40	$51,116	$50,004
GNMA (1)	AA+	4.50	10/20/43	84,846	82,509
GNMA (1)	AA+	5.00	06/20/39	38,798	38,615
GNMA (1)	AA+	6.50	04/15/31	1,175	1,201
GNMA (1)	AA+	6.50	10/15/31	676	694
GNMA (1)	AA+	6.50	12/15/31	285	286
GNMA (1)	AA+	6.50	05/15/32	1,691	1,719
GNMA (1)	AA+	7.00	05/15/31	672	696
GNMA (1)	AA+	7.00	05/15/32	155	155

					22,557,850

NON-MORTGAGE-BACKED OBLIGATIONS (1.0%)
FFCB	AA+	5.95	05/24/34	190,000	189,354
FHLB	AA+	5.65	05/21/29	145,000	144,381
FHLB	AA+	5.70	05/01/29	100,000	99,772
FHLB	AA+	5.78	04/22/31	120,000	119,472
FHLMC	AA+	4.88	07/24/26	220,000	218,794
FHLMC	AA+	5.00	03/14/29	300,000	296,210
FHLMC	AA+	5.60	05/03/27	820,000	819,067

					1,887,050

CORPORATE DEBT (11.4%)
COMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB	2.75	06/01/31	290,000	248,369
Comcast Corp.	A-	3.40	04/01/30	300,000	275,787
Sprint LLC	BBB-	7.63	03/01/26	255,000	262,010
T-Mobile USA, Inc.	BBB	3.38	04/15/29	165,000	152,382
T-Mobile USA, Inc.	BBB	3.75	04/15/27	205,000	197,060
Verizon Communications, Inc.	BBB+	4.02	12/03/29	415,000	392,149
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	355,000	309,767

					1,837,524

CONSUMER DISCRETIONARY (0.7%)
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	61,204
AutoZone, Inc.	BBB	6.25	11/01/28	175,000	182,541
Best Buy Co., Inc.	BBB+	1.95	10/01/30	110,000	91,157
Expedia Group, Inc.	BBB	5.00	02/15/26	260,000	257,978
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	285,000	285,733
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	165,000	160,162
Tapestry, Inc.	BBB	7.00	11/27/26	50,000	51,388
Tapestry, Inc.	BBB	7.05	11/27/25	50,000	50,842
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	165,000	162,550

					1,303,555

CONSUMER STAPLES (0.4%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	115,000	98,489
Constellation Brands, Inc.	BBB	4.80	01/15/29	230,000	226,836
J M Smucker Co.	BBB	6.20	11/15/33	245,000	257,255
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	100,000	100,028

					682,608

ENERGY (0.9%)
Energy Transfer LP	BBB	5.25	07/01/29	105,000	104,381
Energy Transfer LP	BBB	5.55	02/15/28	276,000	278,252
EQT Corp.†	BBB-	3.13	05/15/26	165,000	157,645
HF Sinclair Corp.†	BBB-	6.38	04/15/27	245,000	245,599
Pioneer Natural Resources Co.	AA-	5.10	03/29/26	325,000	324,410

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
ENERGY (CONTINUED)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	$120,000	$119,256
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	75,000	76,922
Western Midstream Operating LP	BBB-	4.65	07/01/26	100,000	98,060
Williams Cos., Inc.	BBB	5.40	03/02/26	320,000	319,713

					1,724,238

FINANCIALS (4.6%)
Aflac, Inc.	A-	1.13	03/15/26	165,000	154,112
Alleghany Corp.	AA	3.63	05/15/30	160,000	148,853
American Express Co.	BBB+	5.39	07/28/27	210,000	210,239
American Express Co.	BBB+	5.53	04/25/30	165,000	166,885
Aon North America, Inc.	A-	5.45	03/01/34	450,000	447,997
Bank of America Corp.	A-	2.97	02/04/33	985,000	833,857
BankUnited, Inc.	BBB	4.88	11/17/25	160,000	157,082
Block Financial LLC	BBB	5.25	10/01/25	350,000	347,251
Capital One Financial Corp.	BBB	4.93	05/10/28	115,000	113,505
Capital One Financial Corp.	BBB	6.38	06/08/34	140,000	143,758
Citigroup, Inc.	BBB+	3.79	03/17/33	195,000	173,817
Citigroup, Inc.	BBB+	3.98	03/20/30	220,000	207,567
Citigroup, Inc.	BBB	5.83	02/13/35	300,000	297,365
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	98,226
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	160,000	159,466
Discover Financial Svcs.	BBB-	4.10	02/09/27	335,000	321,997
Fairfax Financial Hldgs. Ltd.†	BBB+	6.00	12/07/33	160,000	162,506
Fifth Third Bancorp	BBB+	6.34	07/27/29	155,000	158,936
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	394,287
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	235,000	252,748
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	321,388
JPMorgan Chase & Co.	A-	5.35	06/01/34	200,000	199,126
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	155,000	158,061
Kemper Corp.	BBB-	3.80	02/23/32	165,000	141,304
KeyCorp	BBB	2.25	04/06/27	310,000	281,659
Mercury General Corp.	BBB	4.40	03/15/27	125,000	120,596
Morgan Stanley	A-	2.70	01/22/31	450,000	394,474
Morgan Stanley	A-	5.17	01/16/30	40,000	39,880
Morgan Stanley	A-	5.45	07/20/29	35,000	35,208
Morgan Stanley	A-	6.14	10/16/26	175,000	176,172
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	180,000	180,187
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	120,000	130,746
Synchrony Financial	BBB-	3.70	08/04/26	400,000	381,580
Truist Financial Corp.	A-	4.87	01/26/29	250,000	245,218
US Bancorp	A	4.65	02/01/29	270,000	264,336
US Bancorp	A	5.78	06/12/29	60,000	60,916
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	241,295
Wells Fargo & Co.	BBB+	3.35	03/02/33	315,000	273,452
Wells Fargo & Co.	BBB+	3.53	03/24/28	190,000	181,193
Wells Fargo & Co.	BBB+	5.20	01/23/30	220,000	219,055

					8,996,300

HEALTH CARE (0.8%)
AbbVie, Inc.	A-	5.05	03/15/34	455,000	453,593
Amgen, Inc.	BBB+	5.15	03/02/28	235,000	234,980
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	99,705
Baxter International, Inc.	BBB	2.54	02/01/32	100,000	82,026
Bristol-Myers Squibb Co.	A	5.20	02/22/34	90,000	89,830

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
HEALTH CARE (CONTINUED)
CVS Health Corp.	BBB	3.75	04/01/30	$389,000	$357,974
Elevance Health, Inc.	A	2.88	09/15/29	255,000	229,375

					1,547,483

INDUSTRIALS (0.4%)
Boeing Co.	BBB-	2.20	02/04/26	185,000	174,014
Boeing Co.	BBB-	2.75	02/01/26	130,000	123,449
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	210,000	210,816
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	139,332
Verisk Analytics, Inc.	BBB	4.00	06/15/25	26,000	25,568

					673,179

INFORMATION TECHNOLOGY (0.5%)
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	225,000	217,794
Intel Corp.	A-	5.20	02/10/33	165,000	164,721
Oracle Corp.	BBB	4.90	02/06/33	265,000	257,185
QUALCOMM, Inc.	A	4.25	05/20/32	65,000	62,125
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	150,000	128,251
VMware LLC	BBB	1.40	08/15/26	240,000	220,965

					1,051,041

MATERIALS (0.3%)
Celanese US Hldgs. LLC	BBB-	6.17	07/15/27	160,000	162,386
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	180,000	160,783
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	342,625

					665,794

REAL ESTATE (1.1%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	225,000	208,742
Boston Properties LP	BBB	3.25	01/30/31	300,000	253,661
Boston Properties LP	BBB	6.50	01/15/34	50,000	50,937
Digital Realty Trust LP	BBB	5.55	01/15/28	215,000	216,926
Equinix, Inc.	BBB	1.45	05/15/26	260,000	241,376
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	180,000	176,934
Kimco Realty OP LLC	BBB+	6.40	03/01/34	200,000	211,570
NNN REIT, Inc.	BBB+	3.60	12/15/26	110,000	105,527
Prologis LP	A	1.75	07/01/30	140,000	115,811
Realty Income Corp.	A-	4.85	03/15/30	65,000	63,714
Realty Income Corp.	A-	5.13	02/15/34	325,000	315,390
Tanger Properties LP	BBB-	3.13	09/01/26	175,000	165,119
Tanger Properties LP	BBB-	3.88	07/15/27	110,000	104,319

					2,230,026

UTILITIES (0.8%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	315,000	313,423
DTE Energy Co.	BBB	5.10	03/01/29	325,000	322,454
Duke Energy Carolinas LLC	A	4.85	01/15/34	295,000	285,512
Duke Energy Corp.	BBB	4.85	01/05/29	35,000	34,582
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	99,233
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	275,000	262,642
Southern Co.	BBB+	3.25	07/01/26	50,000	48,076
Southern Co.	BBB+	5.70	03/15/34	115,000	117,005

					1,482,927

TOTAL CORPORATE DEBT					22,194,675

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,246,736)					64,632,303

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value

SHORT-TERM DEBT SECURITIES (3.7%):
U.S. GOVERNMENT (2.6%)
U.S. Treasury Bill	A-1+	5.31	07/30/24	$5,000,000	$4,978,769

COMMERCIAL PAPER (1.1%)
Novartis Finance Corp.†	A-1+	5.29	07/01/24	2,200,000	2,200,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $7,178,769)					7,178,769

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	$478,746	$478,746

TOTAL TEMPORARY CASH INVESTMENT (Cost: $478,746)					478,746

TOTAL INVESTMENTS (Cost: $145,772,136) 99.8%					194,265,103

OTHER NET ASSETS 0.2%					393,052

NET ASSETS 100.0%					$194,658,155

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
REMICS = Real Estate Mortgage Investment Conduits

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation.

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate values of these securities amounts to $2,926,533 and represents 1.5% of net assets.

(1)	U.S. Government guaranteed security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (98.0%):
AUSTRALIA (4.9%)
CONSUMER DISCRETIONARY (1.1%)
Aristocrat Leisure Ltd.	197,153	$6,528,827
Wesfarmers Ltd.	263,126	11,393,753

		17,922,580

FINANCIALS (0.7%)
ANZ Group Hldgs. Ltd.	559,263	10,507,266

HEALTH CARE (0.3%)
Cochlear Ltd.	21,463	4,737,742

INFORMATION TECHNOLOGY (0.2%)
WiseTech Global Ltd.	47,887	3,183,475

MATERIALS (2.6%)
BHP Group Ltd.	973,315	27,819,250
BlueScope Steel Ltd.	484,231	6,573,263
Fortescue Ltd.	517,846	7,372,293

		41,764,806

TOTAL AUSTRALIA		78,115,869

AUSTRIA (0.5%)
ENERGY (0.4%)
OMV AG	142,823	6,208,414

MATERIALS (0.1%)
voestalpine AG	81,087	2,192,276

TOTAL AUSTRIA		8,400,690

DENMARK (5.3%)
CONSUMER DISCRETIONARY (1.0%)
Pandora A/S	104,455	15,722,175

HEALTH CARE (4.0%)
Novo Nordisk A/S Cl B	439,540	62,892,879

INDUSTRIALS (0.3%)
AP Moller - Maersk A/S Cl B	3,224	5,591,654

TOTAL DENMARK		84,206,708

FINLAND (1.1%)
FINANCIALS (1.1%)
Nordea Bank Abp	837,405	9,984,164
Sampo OYJ Cl A	166,456	7,178,625

		17,162,789

FRANCE (10.0%)
COMMUNICATION SERVICES (1.3%)
Orange S.A.	607,049	6,089,294
Publicis Groupe S.A.	132,464	14,070,853

		20,160,147

CONSUMER DISCRETIONARY (1.4%)
Hermes International SCA	9,538	22,030,228

CONSUMER STAPLES (1.1%)
Danone S.A.	119,054	7,292,372
L’Oreal S.A.	25,148	11,069,800

		18,362,172

ENERGY (1.1%)
TotalEnergies SE	271,580	18,184,152

	Shares	Value
COMMON STOCKS (CONTINUED):
FRANCE (CONTINUED)
FINANCIALS (1.0%)
AXA S.A.	197,246	$6,464,295
BNP Paribas S.A.	153,811	9,836,996

		16,301,291

HEALTH CARE (0.4%)
EssilorLuxottica S.A.	27,547	5,919,676

INDUSTRIALS (2.7%)
Cie de Saint-Gobain S.A.	148,602	11,557,933
Eiffage S.A.	84,057	7,725,740
Schneider Electric SE	70,880	16,993,965
Vinci S.A.	57,759	6,088,336

		42,365,974

INFORMATION TECHNOLOGY (0.4%)
Capgemini SE	30,500	6,058,728

UTILITIES (0.6%)
Engie S.A.	667,115	9,553,767

TOTAL FRANCE		158,936,135

GERMANY (7.1%)
COMMUNICATION SERVICES (0.7%)
Deutsche Telekom AG	474,748	11,933,585

CONSUMER DISCRETIONARY (1.5%)
Bayerische Motoren Werke AG	149,414	14,133,941
Mercedes-Benz Group AG	129,775	8,982,345

		23,116,286

FINANCIALS (1.6%)
Allianz SE	44,400	12,331,827
Deutsche Bank AG	774,076	12,372,293

		24,704,120

INDUSTRIALS (1.2%)
Siemens AG	106,996	19,915,606

INFORMATION TECHNOLOGY (1.5%)
SAP SE	117,706	23,645,365

MATERIALS (0.6%)
BASF SE	106,340	5,140,989
Heidelberg Materials AG	43,967	4,545,263

		9,686,252

TOTAL GERMANY		113,001,214

HONG KONG (0.6%)
INDUSTRIALS (0.4%)
CK Hutchison Hldgs. Ltd.	1,378,500	6,575,636

REAL ESTATE (0.2%)
Sun Hung Kai Properties Ltd.	447,000	3,873,100

TOTAL HONG KONG		10,448,736

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
ISRAEL (0.8%)
INFORMATION TECHNOLOGY (0.8%)
Check Point Software Technologies Ltd.*	76,150	$12,564,750

ITALY (3.1%)
CONSUMER DISCRETIONARY (0.5%)
Ferrari N.V.	18,461	7,534,130

FINANCIALS (1.9%)
Assicurazioni Generali SpA	118,590	2,952,314
Intesa Sanpaolo SpA	2,602,244	9,671,467
Poste Italiane SpA†	610,040	7,762,842
UniCredit SpA	257,688	9,536,453

		29,923,076

UTILITIES (0.7%)
Enel SpA	1,692,608	11,745,205

TOTAL ITALY		49,202,411

JAPAN (22.8%)
COMMUNICATION SERVICES (1.2%)
Konami Group Corp.	66,900	4,837,020
Nintendo Co. Ltd.	253,000	13,510,180

		18,347,200

CONSUMER DISCRETIONARY (2.5%)
Bridgestone Corp.	86,500	3,413,132
Honda Motor Co. Ltd.	727,100	7,816,077
Toyota Motor Corp.	957,800	19,651,028
Yamaha Motor Co. Ltd.	927,600	8,623,446

		39,503,683

CONSUMER STAPLES (1.3%)
Japan Tobacco, Inc.	747,400	20,238,549

ENERGY (0.5%)
ENEOS Hldgs., Inc.	561,900	2,895,635
Inpex Corp.	329,200	4,834,311

		7,729,946

FINANCIALS (2.3%)
Daiwa Securities Group, Inc.	1,465,700	11,252,280
Japan Post Insurance Co. Ltd.	715,200	13,908,868
Tokio Marine Hldgs., Inc.	323,400	12,152,689

		37,313,837

HEALTH CARE (1.4%)
Chugai Pharmaceutical Co. Ltd.	184,700	6,576,657
Hoya Corp.	91,500	10,699,618
Shionogi & Co. Ltd.	108,100	4,210,205

		21,486,480

INDUSTRIALS (7.5%)
Hitachi Ltd.	963,500	21,693,806
ITOCHU Corp.	323,300	15,892,354
Marubeni Corp.	923,100	17,116,117

	Shares	Value
COMMON STOCKS (CONTINUED):
JAPAN (CONTINUED)
INDUSTRIALS (CONTINUED)
Mitsubishi Corp.	944,300	$18,562,372
Mitsui & Co. Ltd.	844,200	19,252,751
Mitsui OSK Lines Ltd.	219,700	6,605,438
Nippon Yusen KK	192,500	5,616,382
Sumitomo Corp.	583,900	14,668,247

		119,407,467

INFORMATION TECHNOLOGY (3.3%)
Brother Industries Ltd.	410,700	7,254,461
Canon, Inc.	402,900	10,929,394
Disco Corp.	20,400	7,770,111
Seiko Epson Corp.	469,400	7,337,938
Tokyo Electron Ltd.	87,300	19,109,413

		52,401,317

MATERIALS (1.4%)
Nitto Denko Corp.	91,000	7,217,611
Shin-Etsu Chemical Co. Ltd.	406,900	15,820,448

		23,038,059

REAL ESTATE (0.8%)
Daito Trust Construction Co. Ltd.	40,900	4,233,485
Daiwa House Industry Co. Ltd.	184,200	4,689,564
Mitsui Fudosan Co. Ltd.	441,600	4,064,323

		12,987,372

UTILITIES (0.6%)
Osaka Gas Co. Ltd.	137,200	3,032,070
Tokyo Gas Co. Ltd.	311,800	6,712,218

		9,744,288

TOTAL JAPAN		362,198,198

LUXEMBOURG (0.4%)
MATERIALS (0.4%)
ArcelorMittal S.A.	257,349	5,895,951

NETHERLANDS (6.1%)
COMMUNICATION SERVICES (0.3%)
Koninklijke KPN N.V.	1,386,999	5,316,248

CONSUMER DISCRETIONARY (0.6%)
Stellantis N.V.	465,839	9,209,464

CONSUMER STAPLES (0.6%)
Koninklijke Ahold Delhaize N.V.	298,951	8,797,670

FINANCIALS (0.6%)
ING Groep N.V.	597,562	10,268,184

INFORMATION TECHNOLOGY (4.0%)
ASM International N.V.	13,247	10,126,159
ASML Hldg. N.V.	45,057	45,922,720
BE Semiconductor Industries N.V.	46,215	7,720,636

		63,769,515

TOTAL NETHERLANDS		97,361,081

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
NORWAY (0.9%)
ENERGY (0.9%)
Equinor ASA	510,858	$14,634,089

SINGAPORE (0.7%)
FINANCIALS (0.7%)
DBS Group Hldgs. Ltd.	437,580	11,525,333

SPAIN (3.6%)
CONSUMER DISCRETIONARY (0.5%)
Industria de Diseno Textil S.A.	174,034	8,636,558

FINANCIALS (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.	1,781,542	17,884,828
Banco Santander S.A.	3,920,468	18,241,904

		36,126,732

UTILITIES (0.8%)
Iberdrola S.A.	914,221	11,862,500

TOTAL SPAIN		56,625,790

SWEDEN (2.3%)
FINANCIALS (1.0%)
Investor AB Cl B	365,801	10,025,867
Svenska Handelsbanken AB Cl A	590,861	5,647,363

		15,673,230

INDUSTRIALS (1.3%)
Atlas Copco AB Cl A	753,362	14,147,854
Trelleborg AB Cl B	162,578	6,328,051

		20,475,905

TOTAL SWEDEN		36,149,135

SWITZERLAND (9.7%)
CONSUMER DISCRETIONARY (0.8%)
Cie Financiere Richemont S.A. Cl A	86,482	13,516,415

CONSUMER STAPLES (1.5%)
Chocoladefabriken Lindt & Spruengli AG	29	3,343,091
Nestle S.A.	203,179	20,740,506

		24,083,597

FINANCIALS (2.0%)
Partners Group Hldg. AG	8,102	10,375,645
UBS Group AG	508,106	14,923,988
Zurich Insurance Group AG	12,375	6,592,480

		31,892,113

HEALTH CARE (3.8%)
Novartis AG	250,311	26,652,514
Roche Hldg. AG	85,771	23,764,935
Sonova Hldg. AG	30,483	9,391,318

		59,808,767

	Shares	Value
COMMON STOCKS (CONTINUED):
SWITZERLAND (CONTINUED)
INDUSTRIALS (0.8%)
ABB Ltd.	222,361	$12,330,809

INFORMATION TECHNOLOGY (0.5%)
Logitech International S.A.	76,370	7,350,320

MATERIALS (0.3%)
Glencore PLC	989,638	5,630,867

TOTAL SWITZERLAND		154,612,888

UNITED KINGDOM (13.9%)
COMMUNICATION SERVICES (0.4%)
Vodafone Group PLC	7,092,690	6,275,397

CONSUMER DISCRETIONARY (0.6%)
Burberry Group PLC	297,311	3,301,401
Next PLC	53,913	6,151,962

		9,453,363

CONSUMER STAPLES (2.6%)
British American Tobacco PLC	367,971	11,303,058
Imperial Brands PLC	704,947	18,037,341
J Sainsbury PLC	1,881,056	6,060,012
Tesco PLC	1,636,674	6,321,599

		41,722,010

ENERGY (1.6%)
Shell PLC	732,076	26,256,026

FINANCIALS (3.7%)
3i Group PLC	343,652	13,243,613
Barclays PLC	5,504,642	14,544,413
HSBC Hldgs. PLC	2,262,591	19,529,164
Lloyds Banking Group PLC	16,302,538	11,243,227

		58,560,417

HEALTH CARE (1.3%)
AstraZeneca PLC	45,185	7,031,723
GSK PLC	703,418	13,528,625

		20,560,348

INDUSTRIALS (2.7%)
BAE Systems PLC	1,265,791	21,082,155
RELX PLC	468,949	21,485,023

		42,567,178

MATERIALS (1.0%)
Rio Tinto PLC	254,051	16,669,074

TOTAL UNITED KINGDOM		222,063,813

UNITED STATES (4.2%)
FINANCIALS (4.2%)
iShares Core MSCI Emerging Markets ETF	363,035	19,433,263
iShares MSCI Emerging Markets ex China ETF	200,000	11,840,000

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
UNITED STATES (CONTINUED)
FINANCIALS (CONTINUED)
iShares MSCI India ETF	300,761	$16,776,449
Vanguard FTSE Emerging Markets ETF	434,975	19,034,506

		67,084,218

TOTAL COMMON STOCKS
(Cost: $1,351,882,086)		1,560,189,798

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.1%):
UNITED STATES (1.1%)
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	5.28	8/20/2024	$14,000,000	$13,898,222
U.S. Treasury Bill	A-1+	5.29	8/13/2024	3,000,000	2,981,184

					16,879,406

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $16,879,406)					16,879,406

	Rate(%)	Maturity	Face Amount		Value
TEMPORARY CASH INVESTMENT (0.4%)
Brown Brothers Harriman, New York Time Deposit	(0.14)	7/1/2024	JPY	119,531,239	$742,915
Brown Brothers Harriman, New York Time Deposit	0.32	7/1/2024	CHF	4	4
Brown Brothers Harriman, New York Time Deposit	2.25	7/1/2024	DKK	5,305	762
Brown Brothers Harriman, New York Time Deposit	2.51	7/1/2024	SEK	346	33
Brown Brothers Harriman, New York Time Deposit	3.13	7/1/2024	NOK	3,552	333
Brown Brothers Harriman, New York Time Deposit	3.68	7/2/2024	HKD	677	87
Brown Brothers Harriman, New York Time Deposit	4.15	7/1/2024	GBP	100,401	126,907
Citibank, New York Time Deposit	2.59	7/1/2024	EUR	306,701	328,477
JP Morgan Chase, New York Time Deposit	4.58	7/1/2024	USD	5,570,955	5,570,954

					6,770,472

TOTAL TEMPORARY CASH INVESTMENT (Cost: $6,770,472)					6,770,472

TOTAL INVESTMENTS (Cost: $1,375,531,964) 99.5%					1,583,839,676

OTHER NET ASSETS 0.5%					7,754,946

NET ASSETS 100.0%					$1,591,594,622

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate values of these securities amounts to $7,762,842 and represents 0.5% of net assets.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.3%):
COMMUNICATION SERVICES (9.3%)
Alphabet, Inc. Cl A	853	$155,374
Alphabet, Inc. Cl C	709	130,045
AT&T, Inc.	1,041	19,894
Charter Communications, Inc. Cl A*	14	4,185
Comcast Corp. Cl A	568	22,243
Electronic Arts, Inc.	35	4,877
Fox Corp. Cl A	33	1,134
Fox Corp. Cl B	19	608
Interpublic Group of Cos., Inc.	55	1,600
Live Nation Entertainment, Inc.*	20	1,875
Match Group, Inc.*	38	1,154
Meta Platforms, Inc. Cl A	318	160,342
Netflix, Inc.*	63	42,517
News Corp. Cl A	55	1,516
News Corp. Cl B	16	454
Omnicom Group, Inc.	28	2,512
Paramount Global Cl B	72	748
Take-Two Interactive Software, Inc.*	23	3,576
T-Mobile US, Inc.	75	13,213
Verizon Communications, Inc.	611	25,198
Walt Disney Co.	265	26,312
Warner Bros Discovery, Inc.*	324	2,411

		621,788

CONSUMER DISCRETIONARY (9.7%)
Airbnb, Inc. Cl A*	104	15,769
Aptiv PLC*	64	4,507
AutoZone, Inc.*	4	11,856
Bath & Body Works, Inc.	52	2,031
Best Buy Co., Inc.	45	3,793
Booking Hldgs., Inc.	8	31,692
BorgWarner, Inc.	53	1,709
CarMax, Inc.*	36	2,640
Carnival Corp.*	237	4,437
Chipotle Mexican Grill, Inc. Cl A*	322	20,173
Darden Restaurants, Inc.	28	4,237
Deckers Outdoor Corp.*	6	5,808
Domino’s Pizza, Inc.	8	4,131
DR Horton, Inc.	70	9,865
eBay, Inc.	119	6,393
Etsy, Inc.*	27	1,592
Expedia Group, Inc.*	30	3,780
Ford Motor Co.	920	11,537
Garmin Ltd.	36	5,865
General Motors Co.	268	12,451
Genuine Parts Co.	32	4,426
Hasbro, Inc.	30	1,755
Hilton Worldwide Hldgs., Inc.	58	12,656
Home Depot, Inc.	233	80,208
Lennar Corp. Cl A	57	8,543
LKQ Corp.	63	2,620
Lowe’s Cos., Inc.	134	29,542
Lululemon Athletica, Inc.*	26	7,766
Marriott International, Inc. Cl A	56	13,539

	Shares	Value
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
McDonald’s Corp.	169	$43,068
Mohawk Industries, Inc.*	12	1,363
NIKE, Inc. Cl B	284	21,405
Norwegian Cruise Line Hldgs. Ltd.*	101	1,898
NVR, Inc.*	1	7,588
O’Reilly Automotive, Inc.*	13	13,729
Pool Corp.	8	2,459
PulteGroup, Inc.	49	5,395
Ross Stores, Inc.	79	11,480
Royal Caribbean Cruises Ltd.*	56	8,928
Starbucks Corp.	266	20,708
Tapestry, Inc.	53	2,268
Tesla, Inc.*	651	128,820
TJX Cos., Inc.	266	29,287
Tractor Supply Co.	25	6,750
Ulta Beauty, Inc.*	11	4,244
Yum! Brands, Inc.	66	8,742

		643,453

CONSUMER STAPLES (5.8%)
Archer-Daniels-Midland Co.	133	8,040
Brown-Forman Corp. Cl B	48	2,073
Bunge Global S.A.	37	3,950
Campbell Soup Co.	52	2,350
Clorox Co.	33	4,504
Colgate-Palmolive Co.	220	21,349
Conagra Brands, Inc.	128	3,638
Constellation Brands, Inc. Cl A	43	11,063
Costco Wholesale Corp.	119	101,149
Dollar General Corp.	58	7,669
Dollar Tree, Inc.*	56	5,979
Estee Lauder Cos., Inc. Cl A	62	6,597
General Mills, Inc.	151	9,552
Hormel Foods Corp.	78	2,378
J M Smucker Co.	28	3,053
Kellanova	71	4,095
Kenvue, Inc.	514	9,345
Keurig Dr Pepper, Inc.	280	9,352
Kimberly-Clark Corp.	90	12,438
Kraft Heinz Co.	212	6,831
Kroger Co.	180	8,987
Lamb Weston Hldgs., Inc.	38	3,195
McCormick & Co., Inc.	68	4,824
Molson Coors Beverage Co. Cl B	48	2,440
Monster Beverage Corp.*	190	9,491
Procter & Gamble Co.	633	104,394
Sysco Corp.	134	9,566
Tyson Foods, Inc. Cl A	77	4,400
Walgreens Boots Alliance, Inc.	192	2,322

		385,024

ENERGY (3.6%)
APA Corp.	52	1,531
Baker Hughes Co. Cl A	145	5,100
Chevron Corp.	249	38,948

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
ConocoPhillips	170	$19,445
Coterra Energy, Inc.	108	2,880
Devon Energy Corp.	92	4,361
Diamondback Energy, Inc.	25	5,005
EOG Resources, Inc.	83	10,447
EQT Corp.	64	2,367
Exxon Mobil Corp.	651	74,943
Halliburton Co.	128	4,324
Hess Corp.	40	5,901
Kinder Morgan, Inc.	280	5,564
Marathon Oil Corp.	82	2,351
Marathon Petroleum Corp.	51	8,847
Occidental Petroleum Corp.	97	6,114
ONEOK, Inc.	85	6,932
Phillips 66	62	8,752
Schlumberger N.V.	207	9,766
Targa Resources Corp.	32	4,121
Valero Energy Corp.	47	7,368
Williams Cos., Inc.	177	7,522

		242,589

FINANCIALS (13.7%)
Aflac, Inc.	75	6,698
Allstate Corp.	38	6,067
American Express Co.	83	19,219
American International Group, Inc.	97	7,201
Ameriprise Financial, Inc.	14	5,981
Aon PLC Cl A	31	9,101
Arch Capital Group Ltd.*	55	5,549
Arthur J. Gallagher & Co.	31	8,039
Assurant, Inc.	7	1,164
Bank of America Corp.	992	39,452
Bank of New York Mellon Corp.	109	6,528
Berkshire Hathaway, Inc. Cl B*	264	107,395
BlackRock, Inc. Cl A	20	15,746
Blackstone, Inc.	104	12,875
Brown & Brown, Inc.	34	3,040
Capital One Financial Corp.	55	7,615
Cboe Global Markets, Inc.	15	2,551
Charles Schwab Corp.	218	16,064
Chubb Ltd.	59	15,050
Cincinnati Financial Corp.	22	2,598
Citigroup, Inc.	278	17,642
Citizens Financial Group, Inc.	66	2,378
CME Group, Inc. Cl A	52	10,223
Corpay, Inc.*	10	2,664
Discover Financial Svcs.	36	4,709
FactSet Research Systems, Inc.	5	2,041
Fidelity National Information Svcs., Inc.	81	6,104
Fifth Third Bancorp	100	3,649
Fiserv, Inc.*	85	12,668
Franklin Resources, Inc.	43	961
Global Payments, Inc.	37	3,578
Global X S&P 500 Catholic Values ETF	1,484	97,054

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Globe Life, Inc.	12	$987
Goldman Sachs Group, Inc.	46	20,807
Hartford Financial Svcs. Group, Inc.	43	4,323
Huntington Bancshares, Inc.	211	2,781
Intercontinental Exchange, Inc.	84	11,499
Invesco Ltd.	66	987
Jack Henry & Associates, Inc.	10	1,660
JPMorgan Chase & Co.	419	84,747
KeyCorp.	137	1,947
Loews Corp.	26	1,943
M&T Bank Corp.	24	3,633
MarketAxess Hldgs., Inc.	5	1,003
Marsh & McLennan Cos., Inc.	71	14,961
Mastercard, Inc. Cl A	120	52,939
MetLife, Inc.	87	6,107
Moody’s Corp.	22	9,261
Morgan Stanley	182	17,689
MSCI, Inc. Cl A	11	5,299
Nasdaq, Inc.	55	3,314
Northern Trust Corp.	29	2,435
PayPal Hldgs., Inc.*	152	8,821
PNC Financial Svcs. Group, Inc.	57	8,862
Principal Financial Group, Inc.	31	2,432
Progressive Corp.	85	17,655
Prudential Financial, Inc.	52	6,094
Raymond James Financial, Inc.	27	3,338
Regions Financial Corp.	133	2,665
S&P Global, Inc.	46	20,516
State Street Corp.	43	3,182
Synchrony Financial	58	2,737
T. Rowe Price Group, Inc.	32	3,690
Travelers Cos., Inc.	33	6,710
Truist Financial Corp.	195	7,576
U.S. Bancorp	227	9,012
Visa, Inc. Cl A	229	60,106
Wells Fargo & Co.	508	30,170
Willis Towers Watson PLC	15	3,932
WR Berkley Corp.	29	2,279

		909,703

HEALTH CARE (11.6%)
Align Technology, Inc.*	30	7,243
Amgen, Inc.	228	71,239
Baxter International, Inc.	217	7,259
Biogen, Inc.*	61	14,141
Boston Scientific Corp.*	626	48,208
Cardinal Health, Inc.	104	10,225
Cencora, Inc.	70	15,771
Cigna Group	121	39,999
Contra ABIOMED, Inc. - contingent value rights*	20	0	†
CVS Health Corp.	534	31,538
DaVita, Inc.*	22	3,049
Dexcom, Inc.*	169	19,161
Edwards Lifesciences Corp.*	256	23,647
Elevance Health, Inc.	99	53,644

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
GE HealthCare Technologies, Inc.	181	$14,104
Gilead Sciences, Inc.	530	36,363
Henry Schein, Inc.*	54	3,461
Hologic, Inc.*	99	7,351
Humana, Inc.	51	19,056
IDEXX Laboratories, Inc.*	35	17,052
Incyte Corp.*	79	4,789
Insulet Corp.*	30	6,054
Intuitive Surgical, Inc.*	151	67,172
IQVIA Hldgs., Inc.*	78	16,492
Labcorp Hldgs., Inc.	35	7,123
McKesson Corp.	55	32,122
Medtronic PLC	565	44,471
Mettler-Toledo International, Inc.*	9	12,578
Molina Healthcare, Inc.*	25	7,433
Quest Diagnostics, Inc.	47	6,433
ResMed, Inc.	63	12,059
STERIS PLC	42	9,221
Stryker Corp.	144	48,996
Teleflex, Inc.	20	4,207
West Pharmaceutical Svcs., Inc.	31	10,211
Zimmer Biomet Hldgs., Inc.	88	9,551
Zoetis, Inc. Cl A	194	33,632

		775,055

INDUSTRIALS (8.1%)
3M Co.	110	11,241
Allegion PLC	17	2,008
American Airlines Group, Inc.*	131	1,484
AMETEK, Inc.	46	7,669
AO Smith Corp.	24	1,963
Automatic Data Processing, Inc.	82	19,573
Axon Enterprise, Inc.*	14	4,119
Broadridge Financial Solutions, Inc.	23	4,531
Builders FirstSource, Inc.*	24	3,322
Carrier Global Corp.	167	10,534
Caterpillar, Inc.	97	32,311
CH Robinson Worldwide, Inc.	23	2,027
Cintas Corp.	17	11,904
Copart, Inc.*	174	9,424
CSX Corp.	390	13,045
Cummins, Inc.	27	7,477
Dayforce, Inc.*	31	1,538
Deere & Co.	52	19,429
Delta Air Lines, Inc.	129	6,120
Dover Corp.	27	4,872
Eaton Corp. PLC	80	25,084
Emerson Electric Co.	114	12,558
Equifax, Inc.	24	5,819
Expeditors International of Washington, Inc.	28	3,494
Fastenal Co.	114	7,164
FedEx Corp.	45	13,493
Fortive Corp.	70	5,187

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Generac Hldgs., Inc.*	12	$1,587
Howmet Aerospace, Inc.	77	5,977
Hubbell, Inc. Cl B	10	3,655
IDEX Corp.	15	3,018
Illinois Tool Works, Inc.	54	12,796
Ingersoll Rand, Inc.	80	7,267
JB Hunt Transport Svcs., Inc.	16	2,560
Johnson Controls International PLC	134	8,907
Masco Corp.	43	2,867
Nordson Corp.	10	2,319
Norfolk Southern Corp.	45	9,661
Old Dominion Freight Line, Inc.	35	6,181
Otis Worldwide Corp.	81	7,797
PACCAR, Inc.	104	10,706
Parker-Hannifin Corp.	25	12,645
Paychex, Inc.	63	7,469
Paycom Software, Inc.	9	1,287
Pentair PLC	33	2,530
Quanta Svcs., Inc.	29	7,369
Republic Svcs., Inc. Cl A	40	7,774
Rockwell Automation, Inc.	22	6,056
Rollins, Inc.	55	2,683
Snap-on, Inc.	10	2,614
Southwest Airlines Co.	119	3,405
Stanley Black & Decker, Inc.	30	2,397
Trane Technologies PLC	45	14,802
Uber Technologies, Inc.*	416	30,235
Union Pacific Corp.	122	27,604
United Airlines Hldgs., Inc.*	66	3,212
United Parcel Svc., Inc. Cl B	145	19,843
United Rentals, Inc.	13	8,407
Veralto Corp.	43	4,105
Verisk Analytics, Inc. Cl A	28	7,547
Waste Management, Inc.	73	15,574
Westinghouse Air Brake Technologies Corp.	35	5,532
WW Grainger, Inc.	8	7,218
Xylem, Inc.	48	6,510

		539,506

INFORMATION TECHNOLOGY (32.0%)
Accenture PLC Cl A	91	27,610
Adobe, Inc.*	65	36,110
Advanced Micro Devices, Inc.*	235	38,119
Akamai Technologies, Inc.*	22	1,982
Amphenol Corp. Cl A	175	11,790
Analog Devices, Inc.	72	16,435
ANSYS, Inc.*	12	3,858
Apple, Inc.	2,096	441,460
Applied Materials, Inc.	121	28,555
Arista Networks, Inc.*	36	12,617
Autodesk, Inc.*	31	7,671
Broadcom, Inc.	63	101,148
Cadence Design Systems, Inc.*	39	12,002
CDW Corp.	19	4,253
Cisco Systems, Inc.	589	27,983

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Cognizant Technology Solutions Corp. Cl A	72	$4,896
Enphase Energy, Inc.*	19	1,895
EPAM Systems, Inc.*	8	1,505
F5, Inc.*	8	1,378
Fair Isaac Corp.*	3	4,466
First Solar, Inc.*	15	3,382
Fortinet, Inc.*	92	5,545
Gartner, Inc.*	11	4,940
Gen Digital, Inc.	80	1,998
Hewlett Packard Enterprise Co.	189	4,001
HP, Inc.	126	4,413
Intel Corp.	619	19,170
International Business Machines Corp.	134	23,175
Intuit, Inc.	40	26,288
Jabil, Inc.	18	1,958
Juniper Networks, Inc.	47	1,714
Keysight Technologies, Inc.*	25	3,419
KLA Corp.	19	15,666
Lam Research Corp.	19	20,232
Microchip Technology, Inc.	79	7,229
Micron Technology, Inc.	161	21,176
Microsoft Corp.	1,081	483,153
Monolithic Power Systems, Inc.	7	5,752
Motorola Solutions, Inc.	24	9,265
NetApp, Inc.	30	3,864
NVIDIA Corp.	3,578	442,026
NXP Semiconductors N.V.	37	9,956
ON Semiconductor Corp.*	62	4,250
Oracle Corp.	232	32,758
Palo Alto Networks, Inc.*	46	15,595
PTC, Inc.*	17	3,088
Qorvo, Inc.*	14	1,625
QUALCOMM, Inc.	163	32,466
Roper Technologies, Inc.	15	8,455
Salesforce, Inc.	141	36,251
Seagate Technology Hldgs. PLC	28	2,892
ServiceNow, Inc.*	29	22,813
Skyworks Solutions, Inc.	23	2,451
Super Micro Computer, Inc.*	7	5,736
Synopsys, Inc.*	22	13,091
TE Connectivity Ltd.	44	6,619
Teledyne Technologies, Inc.*	6	2,328
Teradyne, Inc.	22	3,262
Texas Instruments, Inc.	132	25,678
Trimble, Inc.*	35	1,957
Tyler Technologies, Inc.*	6	3,017
VeriSign, Inc.*	13	2,311
Western Digital Corp.*	47	3,561
Zebra Technologies Corp. Cl A*	7	2,163

		2,136,422

MATERIALS (2.1%)
Air Products & Chemicals, Inc.	33	8,516
Albemarle Corp.	17	1,624

	Shares	Value
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Amcor PLC	215	$2,103
Avery Dennison Corp.	12	2,624
Ball Corp.	46	2,761
CF Industries Hldgs., Inc.	27	2,001
Corteva, Inc.	104	5,610
Dow, Inc.	105	5,570
DuPont de Nemours, Inc.	62	4,990
Ecolab, Inc.	37	8,806
FMC Corp.	18	1,036
Freeport-McMoRan, Inc.	214	10,400
International Flavors & Fragrances, Inc.	38	3,618
International Paper Co.	51	2,201
Linde PLC	72	31,594
LyondellBasell Industries N.V. Cl A	38	3,635
Martin Marietta Materials, Inc.	9	4,876
Mosaic Co.	47	1,358
Newmont Corp.	172	7,202
Nucor Corp.	35	5,533
Packaging Corp. of America	13	2,373
PPG Industries, Inc.	35	4,406
Sherwin-Williams Co.	34	10,147
Steel Dynamics, Inc.	22	2,849
Vulcan Materials Co.	19	4,725
Westrock Co.	38	1,910

		142,468

REAL ESTATE (2.1%)
American Tower Corp.	74	14,384
AvalonBay Communities, Inc.	22	4,552
Boston Properties, Inc.	22	1,354
Camden Property Trust	16	1,746
CBRE Group, Inc. Cl A*	47	4,188
CoStar Group, Inc.*	64	4,745
Crown Castle, Inc.	68	6,644
Digital Realty Trust, Inc.	52	7,907
Equinix, Inc.	15	11,349
Equity Residential	54	3,744
Essex Property Trust, Inc.	10	2,722
Extra Space Storage, Inc.	33	5,128
Federal Realty Investment Trust	11	1,111
Host Hotels & Resorts, Inc.	112	2,014
Invitation Homes, Inc.	91	3,266
Iron Mountain, Inc.	47	4,212
Kimco Realty Corp.	106	2,063
Mid-America Apartment Communities, Inc.	18	2,567
Prologis, Inc.	147	16,509
Public Storage	25	7,191
Realty Income Corp.	138	7,289
Regency Centers Corp.	26	1,617
SBA Communications Corp. Cl A	17	3,337
Simon Property Group, Inc.	51	7,742
UDR, Inc.	48	1,975
Welltower, Inc.	95	9,904

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Weyerhaeuser Co.	116	$3,293

		142,553

UTILITIES (2.3%)
AES Corp.	103	1,810
Alliant Energy Corp.	37	1,883
Ameren Corp.	38	2,702
American Electric Power Co., Inc.	77	6,756
American Water Works Co., Inc.	28	3,616
Atmos Energy Corp.	21	2,450
CenterPoint Energy, Inc.	93	2,881
CMS Energy Corp.	43	2,560
Consolidated Edison, Inc.	50	4,471
Constellation Energy Corp.	45	9,012
Dominion Energy, Inc.	122	5,978
DTE Energy Co.	30	3,330
Duke Energy Corp.	112	11,226
Edison International	55	3,950
Entergy Corp.	30	3,210
Evergy, Inc.	33	1,748

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
Eversource Energy	51	$2,892
Exelon Corp.	145	5,018
FirstEnergy Corp.	75	2,870
NextEra Energy, Inc.	298	21,101
NiSource, Inc.	65	1,873
NRG Energy, Inc.	30	2,336
PG&E Corp.	310	5,413
Pinnacle West Capital Corp.	16	1,222
PPL Corp.	107	2,959
Public Svc. Enterprise Group, Inc.	72	5,306
Sempra	92	6,997
Southern Co.	159	12,334
Vistra Corp.	47	4,041
WEC Energy Group, Inc.	45	3,531
Xcel Energy, Inc.	81	4,326

		149,802

TOTAL COMMON STOCKS
(Cost: $4,905,675) 100.3%		6,688,363

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.4%)
Citibank, New York Time Deposit	4.58	07/01/24	$159,280	$159,280

TOTAL TEMPORARY CASH INVESTMENT (Cost: $159,280) 2.4%				159,280

TOTAL INVESTMENTS (Cost: $5,064,955) 102.7%				6,847,643

OTHER NET ASSETS -2.7%				(180,325)

NET ASSETS 100.0%				$6,667,318

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

†	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2015 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (33.7%)	3,013,817	$36,738,423
Equity Index Fund (23.0%)	374,849	25,036,146
Intermediate Bond Fund (28.4%)	3,245,620	30,963,213
International Fund (5.0%)	640,683	5,522,685
Mid Cap Equity Index Fund (4.3%)	221,864	4,705,744
Mid Cap Value Fund (0.5%)	30,975	518,835
Money Market Fund (5.1%)	467,202	5,562,035

TOTAL INVESTMENTS (Cost: $109,994,920) 100.0%		109,047,081

OTHER NET ASSETS -0.0% (1)		(37,638)

NET ASSETS 100.0%		$109,009,443

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — CLEAR PASSAGE 2020 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (33.7%)	13,103,433	$159,730,846
Equity Index Fund (25.0%)	1,768,488	118,117,286
Intermediate Bond Fund (20.7%)	10,263,303	97,911,911
International Fund (7.0%)	3,872,188	33,378,260
Mid Cap Equity Index Fund (5.4%)	1,200,358	25,459,592
Mid Cap Value Fund (0.1%)	26,146	437,950
Money Market Fund (5.5%)	2,189,297	26,063,576
Small Cap Equity Index Fund (0.7%)	323,123	3,250,618
Small Cap Value Fund (1.9%)	654,565	8,980,634

TOTAL INVESTMENTS (Cost: $468,925,854) 100.0%		473,330,673

OTHER NET ASSETS -0.0% (1)		(85,807)

NET ASSETS 100.0%		$473,244,866

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2025 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (32.4%)	29,634,952	$361,250,060
Equity Index Fund (31.2%)	5,195,109	346,981,331
Intermediate Bond Fund (15.0%)	17,520,866	167,149,058
International Fund (10.0%)	12,972,738	111,825,003
Mid Cap Equity Index Fund (5.3%)	2,790,328	59,182,864
Mid Cap Value Fund (0.3%)	211,236	3,538,203
Money Market Fund (3.4%)	3,160,181	37,621,951
Small Cap Equity Index Fund (0.8%)	888,520	8,938,514
Small Cap Value Fund (1.6%)	1,310,660	17,982,252

TOTAL INVESTMENTS (Cost: $1,077,200,317) 100.0%		1,114,469,236

OTHER NET ASSETS -0.0% (1)		(155,698)

NET ASSETS 100.0%		$1,114,313,538

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — CLEAR PASSAGE 2030 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (26.5%)	29,386,680	$358,223,626
Equity Index Fund (36.2%)	7,332,508	489,738,189
Intermediate Bond Fund (10.9%)	15,440,607	147,303,388
International Fund (12.0%)	18,876,883	162,718,729
Mid Cap Equity Index Fund (6.2%)	3,967,688	84,154,667
Mid Cap Value Fund (0.9%)	695,861	11,655,668
Money Market Fund (3.4%)	3,878,639	46,175,202
Small Cap Equity Index Fund (1.2%)	1,576,229	15,856,867
Small Cap Growth Fund (1.1%)	1,162,622	15,253,596
Small Cap Value Fund (1.6%)	1,558,855	21,387,496

TOTAL INVESTMENTS (Cost: $1,273,927,913) 100.0%		1,352,467,428

OTHER NET ASSETS -0.0% (1)		(188,381)

NET ASSETS 100.0%		$1,352,279,047

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2035 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (20.0%)	21,785,590	$265,566,346
Equity Index Fund (42.5%)	8,464,583	565,349,508
Intermediate Bond Fund (5.7%)	7,989,550	76,220,311
International Fund (14.9%)	23,066,520	198,833,400
Mid Cap Equity Index Fund (8.3%)	5,221,835	110,755,122
Mid Cap Value Fund (0.8%)	631,932	10,584,863
Money Market Fund (3.3%)	3,686,993	43,893,654
Small Cap Equity Index Fund (1.6%)	2,057,623	20,699,689
Small Cap Growth Fund (1.1%)	1,135,899	14,902,996
Small Cap Value Fund (1.8%)	1,735,677	23,813,493

TOTAL INVESTMENTS (Cost: $1,229,977,548) 100.0%		1,330,619,382

OTHER NET ASSETS -0.0% (1)		(189,643)

NET ASSETS 100.0%		$1,330,429,739

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — CLEAR PASSAGE 2040 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%):
MoA Funds
Core Bond Fund (13.7%)	12,758,449	$155,525,497
Equity Index Fund (45.3%)	7,673,157	512,490,158
Intermediate Bond Fund (4.9%)	5,815,661	55,481,410
International Fund (18.8%)	24,666,770	212,627,558
Mid Cap Equity Index Fund (9.3%)	4,947,284	104,931,898
Mid Cap Value Fund (0.8%)	524,605	8,787,137
Money Market Fund (2.4%)	2,269,444	27,017,731
Small Cap Equity Index Fund (1.9%)	2,184,395	21,975,009
Small Cap Growth Fund (1.0%)	821,345	10,776,044
Small Cap Value Fund (1.9%)	1,563,051	21,445,053

TOTAL INVESTMENTS (Cost: $1,033,151,155) 100.0%		1,131,057,495

OTHER NET ASSETS -0.0% (1)		(165,955)

NET ASSETS 100.0%		$1,130,891,540

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2045 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (9.3%)	8,906,400	$108,569,011
Equity Index Fund (47.5%)	8,300,952	554,420,596
Intermediate Bond Fund (2.9%)	3,591,861	34,266,352
International Fund (20.7%)	28,029,968	241,618,324
Mid Cap Equity Index Fund (10.3%)	5,683,542	120,547,922
Mid Cap Value Fund (0.8%)	557,560	9,339,122
Money Market Fund (2.6%)	2,504,687	29,818,297
Small Cap Equity Index Fund (2.0%)	2,302,711	23,165,272
Small Cap Growth Fund (2.1%)	1,828,445	23,989,205
Small Cap Value Fund (1.8%)	1,570,611	21,548,783

TOTAL INVESTMENTS (Cost: $1,056,734,875) 100.0%		1,167,282,884

OTHER NET ASSETS -0.0% (1)		(167,237)

NET ASSETS 100.0%		$1,167,115,647

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — CLEAR PASSAGE 2050 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.5%)	5,638,853	$68,737,614
Equity Index Fund (49.5%)	6,768,849	452,091,420
Intermediate Bond Fund (1.4%)	1,339,957	12,783,187
International Fund (20.6%)	21,847,343	188,324,095
Mid Cap Equity Index Fund (11.1%)	4,775,380	101,285,815
Mid Cap Value Fund (1.6%)	862,766	14,451,330
Money Market Fund (2.2%)	1,657,049	19,727,167
Small Cap Equity Index Fund (2.3%)	2,045,994	20,582,697
Small Cap Growth Fund (2.0%)	1,386,178	18,186,651
Small Cap Value Fund (1.8%)	1,222,360	16,770,778

TOTAL INVESTMENTS (Cost: $823,707,293) 100.0%		912,940,754

OTHER NET ASSETS -0.0% (1)		(132,296)

NET ASSETS 100.0%		$912,808,458

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2055 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (6.2%)	2,587,738	$31,544,522
Equity Index Fund (49.7%)	3,793,790	253,387,266
Intermediate Bond Fund (1.9%)	1,029,949	9,825,710
International Fund (21.7%)	12,839,308	110,674,832
Mid Cap Equity Index Fund (10.9%)	2,619,783	55,565,588
Mid Cap Value Fund (1.6%)	494,614	8,284,788
Money Market Fund (1.3%)	546,307	6,503,789
Small Cap Equity Index Fund (2.5%)	1,289,719	12,974,577
Small Cap Growth Fund (1.9%)	750,916	9,852,018
Small Cap Value Fund (2.3%)	847,240	11,624,134

TOTAL INVESTMENTS (Cost: $464,718,319) 100.0%		510,237,224

OTHER NET ASSETS -0.0% (1)		(83,157)

NET ASSETS 100.0%		$510,154,067

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — CLEAR PASSAGE 2060 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.7%)	1,076,343	$13,120,618
Equity Index Fund (48.7%)	2,024,650	135,226,394
Intermediate Bond Fund (1.5%)	449,029	4,283,739
International Fund (22.7%)	7,310,397	63,015,624
Mid Cap Equity Index Fund (12.1%)	1,584,364	33,604,351
Mid Cap Value Fund (1.6%)	266,383	4,461,923
Money Market Fund (1.0%)	222,606	2,650,126
Small Cap Equity Index Fund (3.0%)	820,586	8,255,099
Small Cap Growth Fund (2.0%)	419,279	5,500,945
Small Cap Value Fund (2.7%)	553,750	7,597,456

TOTAL INVESTMENTS (Cost: $254,638,620) 100.0%		277,716,275

OTHER NET ASSETS -0.0% (1)		(59,883)

NET ASSETS 100.0%		$277,656,392

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2065 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

			Shares	Value
COMMON STOCKS (99.8%):
AFFILIATED MUTUAL FUNDS (99.8%)
MoA Funds
Core Bond Fund (3.3%)			260,622	$3,176,985
Equity Index Fund (48.9%)			699,420	46,714,237
Intermediate Bond Fund (0.5%)			50,098	477,936
International Fund (22.9%)			2,536,343	21,863,275
Mid Cap Equity Index Fund (12.0%)			539,618	11,445,299
Mid Cap Value Fund (2.6%)			147,596	2,472,235
Money Market Fund (0.8%)			69,551	828,009
Small Cap Equity Index Fund (3.0%)			282,160	2,838,528
Small Cap Growth Fund (2.8%)			206,810	2,713,346
Small Cap Value Fund (3.0%)			206,537	2,833,687

TOTAL COMMON STOCKS (Cost: $85,477,346)				95,363,537

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	4.58	07/01/24	$161,465	$161,465

TOTAL TEMPORARY CASH INVESTMENT (Cost: $161,465)				161,465

TOTAL INVESTMENTS (Cost: $85,638,811) 100.0%				95,525,002

OTHER NET ASSETS -0.0% (1)				(33,431)

NET ASSETS 100.0%				$95,491,571

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (31.8%)	4,060,733	$49,500,331
Equity Index Fund (26.8%)	623,625	41,651,931
Intermediate Bond Fund (27.1%)	4,407,728	42,049,728
International Fund (5.2%)	943,074	8,129,301
Mid Cap Equity Index Fund (5.1%)	374,149	7,935,691
Money Market Fund (4.0%)	518,913	6,177,659

TOTAL INVESTMENTS (Cost: $154,768,772) 100.0%		155,444,641

OTHER NET ASSETS -0.0% (1)		(23,090)

NET ASSETS 100.0%		$155,421,551

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (23.8%)	7,936,497	$96,745,898
Equity Index Fund (37.0%)	2,248,770	150,195,346
Intermediate Bond Fund (14.2%)	6,053,006	57,745,673
International Fund (13.0%)	6,148,922	53,003,705
Mid Cap Equity Index Fund (12.0%)	2,306,291	48,916,431

TOTAL INVESTMENTS (Cost: $377,812,983) 100.0%		406,607,053

OTHER NET ASSETS -0.0% (1)		(41,789)

NET ASSETS 100.0%		$406,565,264

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (16.2%)	4,541,286	$55,358,278
Equity Index Fund (36.8%)	1,879,603	125,538,697
International Fund (18.5%)	7,302,133	62,944,386
Mid Cap Equity Index Fund (19.7%)	3,170,959	67,256,039
Small Cap Growth Fund (4.1%)	1,057,231	13,870,876
Small Cap Value Fund (4.7%)	1,162,919	15,955,244

TOTAL INVESTMENTS (Cost: $308,034,200) 100.0%		340,923,520

OTHER NET ASSETS -0.0% (1)		(38,959)

NET ASSETS 100.0%		$340,884,561

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

MoA FUNDS — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (33.5%)	5,467,568	$66,649,657
Equity Index Fund (21.9%)	652,282	43,565,901
Intermediate Bond Fund (29.9%)	6,236,981	59,500,797
International Fund (5.0%)	1,148,788	9,902,549
Mid Cap Equity Index Fund (4.1%)	385,615	8,178,888
Mid Cap Value Fund (0.2%)	22,783	381,620
Money Market Fund (5.4%)	913,333	10,873,235

TOTAL INVESTMENTS (Cost: $198,893,879) 100.0%		199,052,647

OTHER NET ASSETS -0.0% (1)		(64,136)

NET ASSETS 100.0%		$198,988,511

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (100.0%):
U.S. GOVERNMENT (54.8%)
U.S. Treasury Bill	A-1+	5.28	08/20/24	$46,000,000	$45,665,141
U.S. Treasury Bill	A-1+	5.28	08/29/24	4,400,000	4,362,072
U.S. Treasury Bill	A-1+	5.30	07/09/24	21,500,000	21,474,880
U.S. Treasury Bill	A-1+	5.30	07/11/24	27,000,000	26,960,588
U.S. Treasury Bill	A-1+	5.30	08/06/24	21,500,000	21,387,004
U.S. Treasury Bill	A-1+	5.30	08/13/24	56,500,000	56,145,506
U.S. Treasury Bill	A-1+	5.31	07/02/24	7,800,000	7,798,858
U.S. Treasury Bill	A-1+	5.31	07/16/24	43,800,000	43,703,938
U.S. Treasury Bill	A-1+	5.31	07/23/24	27,100,000	27,012,725
U.S. Treasury Bill	A-1+	5.31	07/25/24	28,000,000	27,901,726
U.S. Treasury Bill	A-1+	5.32	07/30/24	1,300,000	1,294,478

					283,706,916

COMMERCIAL PAPER (45.2%)
Chevron Corp.†	A-1+	5.33	07/09/24	19,000,000	18,977,538
Cisco Systems, Inc.†	A-1+	5.35	07/29/24	5,000,000	4,979,311
Cisco Systems, Inc.†	A-1+	5.37	07/30/24	4,000,000	3,982,858
Coca-Cola Co.†	A-1	5.33	07/11/24	5,850,000	5,841,387
Cummins, Inc.†	A-1	5.41	07/12/24	20,000,000	19,967,183
Eli Lilly & Co.†	A-1	5.35	08/05/24	20,000,000	19,896,556
Emerson Electric Co.†	A-1	5.35	07/08/24	5,000,000	4,994,828
Emerson Electric Co.†	A-1	5.35	07/23/24	15,000,000	14,951,264
Home Depot, Inc.†	A-1	5.40	07/23/24	20,000,000	19,934,367
Illinois Tool Works, Inc.†	A-1	5.35	07/24/24	20,000,000	19,932,022
John Deere Capital Corp.†	A-1	5.36	07/09/24	20,500,000	20,475,764
Johnson & Johnson†	A-1+	5.35	07/01/24	20,000,000	20,000,000
Microsoft Corp.†	A-1+	5.35	07/19/24	20,000,000	19,947,000
Novartis Finance Corp.†	A-1+	5.34	07/29/24	20,000,000	19,917,400
Walmart, Inc.†	A-1+	5.30	07/05/24	13,750,000	13,741,918
Walmart, Inc.†	A-1+	5.31	07/08/24	6,250,000	6,243,559

					233,782,955

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $517,490,035)					517,489,871

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	$82,783	$82,783

TOTAL TEMPORARY CASH INVESTMENT (Cost: $82,783)					82,783

TOTAL INVESTMENTS (Cost: $517,572,818) 100.0%					517,572,654

OTHER NET ASSETS -0.0% (1)					(113,295)

NET ASSETS 100.0%					$517,459,359

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate values of these securities amounts to $233,782,955 and represents 45.2% of net assets.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.1%):
U.S. GOVERNMENT (54.2%)
U.S. Treasury Note	AA+	0.50	06/30/27	$16,750,000	$14,885,254
U.S. Treasury Note	AA+	0.63	08/15/30	44,500,000	35,662,578
U.S. Treasury Note	AA+	1.50	11/30/28	10,800,000	9,558,844
U.S. Treasury Note	AA+	1.63	05/15/26	19,475,000	18,386,378
U.S. Treasury Note	AA+	1.75	01/31/29	9,980,000	8,900,912
U.S. Treasury Note	AA+	2.13	05/31/26	23,000,000	21,903,008
U.S. Treasury Note	AA+	2.38	04/30/26	12,680,000	12,149,520
U.S. Treasury Note	AA+	2.38	05/15/29	13,650,000	12,465,223
U.S. Treasury Note	AA+	2.63	05/31/27	54,315,000	51,510,140
U.S. Treasury Note	AA+	2.75	07/31/27	25,600,000	24,308,000
U.S. Treasury Note	AA+	3.25	06/30/27	12,255,000	11,825,118
U.S. Treasury Note	AA+	3.38	05/15/33	6,010,000	5,570,519
U.S. Treasury Note	AA+	3.50	04/30/28	30,300,000	29,308,149
U.S. Treasury Note	AA+	3.63	03/31/28	35,000,000	34,015,625
U.S. Treasury Note	AA+	3.63	03/31/30	5,700,000	5,488,922
U.S. Treasury Note	AA+	3.75	05/31/30	2,800,000	2,711,844
U.S. Treasury Note	AA+	3.88	11/30/27	30,000,000	29,428,125
U.S. Treasury Note	AA+	3.88	08/15/33	31,420,000	30,231,931
U.S. Treasury Note	AA+	4.13	07/31/28	26,100,000	25,824,727
U.S. Treasury Note	AA+	4.13	11/15/32	27,660,000	27,197,559
U.S. Treasury Note	AA+	4.38	11/30/28	27,400,000	27,400,000
U.S. Treasury Note	AA+	4.38	11/30/30	7,500,000	7,507,617
U.S. Treasury Note	AA+	4.38	05/15/34	11,300,000	11,303,531
U.S. Treasury Note	AA+	4.50	11/15/33	2,500,000	2,523,438
U.S. Treasury Note	AA+	4.63	04/30/31	20,000,000	20,325,000
U.S. Treasury Note	AA+	4.63	05/31/31	7,350,000	7,469,438
U.S. Treasury Note	AA+	5.00	09/30/25	17,000,000	16,993,359

					504,854,759

U.S. GOVERNMENT AGENCIES (2.3%)
NON-MORTGAGE-BACKED OBLIGATIONS (2.3%)
FFCB	AA+	5.95	05/24/34	2,700,000	2,690,825
FHLB	AA+	5.65	05/21/29	2,075,000	2,066,140
FHLB	AA+	5.70	05/01/29	1,000,000	997,717
FHLB	AA+	5.78	04/22/31	2,970,000	2,956,939
FHLMC	AA+	4.88	07/24/26	2,900,000	2,884,096
FHLMC	AA+	5.00	03/14/29	3,000,000	2,962,105
FHLMC	AA+	5.60	04/17/29	4,303,000	4,292,289
FHLMC	AA+	5.68	04/30/29	1,957,000	1,953,912

					20,804,023

CORPORATE DEBT (42.6%)
COMMUNICATION SERVICES (2.6%)
AT&T, Inc.	BBB	1.70	03/25/26	1,200,000	1,126,439
AT&T, Inc.	BBB	2.75	06/01/31	4,050,000	3,468,609
Comcast Corp.	A-	2.35	01/15/27	4,100,000	3,839,482
Sprint LLC	BBB-	7.63	03/01/26	3,605,000	3,704,101
T-Mobile USA, Inc.	BBB	3.38	04/15/29	2,295,000	2,119,489
T-Mobile USA, Inc.	BBB	3.75	04/15/27	1,840,000	1,768,736
Verizon Communications, Inc.	BBB+	4.02	12/03/29	3,200,000	3,023,800
Verizon Communications, Inc.	BBB+	4.13	03/16/27	980,000	955,287
Warnermedia Hldgs., Inc.	BBB-	3.76	03/15/27	2,830,000	2,684,363
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	1,500,000	1,499,676

					24,189,982

CONSUMER DISCRETIONARY (2.6%)
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,735,000	1,437,792
Booking Hldgs., Inc.	A-	3.65	03/15/25	1,827,000	1,801,346

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Expedia Group, Inc.	BBB	5.00	02/15/26	$3,388,000	$3,361,651
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	2,411,000	2,264,955
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	4,315,000	4,326,099
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	2,340,000	2,271,389
Mattel, Inc.†	BBB	3.38	04/01/26	2,814,000	2,702,700
Tapestry, Inc.	BBB	7.00	11/27/26	1,517,000	1,559,115
Tapestry, Inc.	BBB	7.05	11/27/25	1,310,000	1,332,068
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	3,731,000	3,675,610

					24,732,725

CONSUMER STAPLES (1.2%)
Bunge Ltd. Finance Corp.	BBB+	3.25	08/15/26	3,900,000	3,732,425
Constellation Brands, Inc.	BBB	4.80	01/15/29	2,875,000	2,835,456
J M Smucker Co.	BBB	5.90	11/15/28	3,300,000	3,398,945
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	1,450,000	1,450,401

					11,417,227

ENERGY (3.1%)
Energy Transfer LP	BBB	5.25	07/01/29	1,465,000	1,456,360
Energy Transfer LP	BBB	5.55	02/15/28	2,000,000	2,016,319
Energy Transfer LP	BBB	6.05	12/01/26	2,000,000	2,026,843
EQT Corp.†	BBB-	3.13	05/15/26	2,475,000	2,364,675
EQT Corp.	BBB-	3.90	10/01/27	875,000	836,173
HF Sinclair Corp.	BBB-	5.88	04/01/26	1,628,000	1,631,146
HF Sinclair Corp.†	BBB-	6.38	04/15/27	3,000,000	3,007,333
Pioneer Natural Resources Co.	AA-	5.10	03/29/26	4,720,000	4,711,432
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	1,480,000	1,470,828
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	2,250,000	2,307,671
Western Midstream Operating LP	BBB-	4.65	07/01/26	2,110,000	2,069,068
Williams Cos., Inc.	BBB	5.40	03/02/26	4,584,000	4,579,886

					28,477,734

FINANCIALS (16.3%)
Aflac, Inc.	A-	1.13	03/15/26	2,075,000	1,938,081
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,046,730
American Express Co.	BBB+	5.39	07/28/27	3,085,000	3,088,511
American Express Co.	BBB+	5.53	04/25/30	2,270,000	2,295,939
Aon North America, Inc.	A-	5.15	03/01/29	5,000,000	4,986,610
Bank of America Corp.	A-	2.97	02/04/33	3,130,000	2,649,720
Bank of America Corp.	A-	3.42	12/20/28	12,535,000	11,784,237
Bank of New York Mellon Corp.	A	4.41	07/24/26	6,500,000	6,426,002
BankUnited, Inc.	BBB	4.88	11/17/25	3,470,000	3,406,709
Barclays PLC	BBB+	5.83	05/09/27	2,000,000	2,002,072
Bristol-Myers Squibb Co.	A	4.90	02/22/29	5,000,000	4,989,660
Capital One Financial Corp.	BBB	4.93	05/10/28	1,475,000	1,455,826
Capital One Financial Corp.	BBB	5.70	02/01/30	3,000,000	3,012,103
Citigroup, Inc.	BBB+	3.98	03/20/30	9,675,000	9,128,236
Citizens Bank N.A.	A-	5.28	01/26/26	2,300,000	2,286,781
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	2,250,000	2,242,489
Discover Financial Svcs.	BBB-	4.10	02/09/27	4,895,000	4,705,002
Fifth Third Bancorp	BBB+	6.34	07/27/29	2,200,000	2,255,866
Fifth Third Bank N.A.	A-	5.85	10/27/25	1,600,000	1,598,267
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	1,000,000	876,192
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	2,935,000	2,737,303
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	5,620,000	5,431,371
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,405,816

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
JPMorgan Chase & Co.	A-	3.51	01/23/29	$5,030,000	$4,756,589
JPMorgan Chase & Co.	A-	5.35	06/01/34	2,800,000	2,787,763
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	800,000	815,801
KeyBank N.A.	BBB+	5.85	11/15/27	1,000,000	996,531
KeyCorp	BBB	2.25	04/06/27	3,073,000	2,792,054
KeyCorp	BBB	2.55	10/01/29	1,200,000	1,018,116
Mercury General Corp.	BBB-	4.40	03/15/27	3,030,000	2,923,242
Morgan Stanley	A-	4.43	01/23/30	2,425,000	2,344,330
Morgan Stanley	A-	5.12	02/01/29	4,670,000	4,651,641
Morgan Stanley	A-	5.45	07/20/29	3,920,000	3,943,272
Nasdaq, Inc.	BBB	5.65	06/28/25	2,000,000	2,001,072
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	4,230,000	4,234,400
PNC Financial Svcs. Group, Inc.	A-	6.62	10/20/27	2,200,000	2,253,021
Progressive Corp.	A	2.50	03/15/27	1,950,000	1,825,950
Synchrony Financial	BBB-	3.70	08/04/26	4,290,000	4,092,448
Truist Financial Corp.	A-	4.87	01/26/29	5,060,000	4,963,217
US Bancorp	A	4.65	02/01/29	6,440,000	6,304,910
US Bancorp	A	5.78	06/12/29	1,340,000	1,360,462
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,877,275
Wells Fargo & Co.	BBB+	3.35	03/02/33	3,390,000	2,942,864
Wells Fargo & Co.	BBB+	3.53	03/24/28	3,660,000	3,490,356
Wells Fargo & Co.	BBB+	5.20	01/23/30	3,000,000	2,987,109
Zions Bancorp N.A.	BBB	3.25	10/29/29	3,319,000	2,771,072

					151,883,018

HEALTH CARE (2.9%)
AbbVie, Inc.	A-	4.25	11/14/28	4,046,000	3,948,870
AbbVie, Inc.	A-	4.80	03/15/29	3,500,000	3,479,609
Amgen, Inc.	BBB+	5.15	03/02/28	4,775,000	4,774,600
Baxter International, Inc.	BBB	1.92	02/01/27	4,000,000	3,665,644
CVS Health Corp.	BBB	1.30	08/21/27	2,331,000	2,064,885
CVS Health Corp.	BBB	5.40	06/01/29	2,500,000	2,502,740
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,608,576
Thermo Fisher Scientific, Inc.	A-	1.75	10/15/28	4,410,000	3,890,421

					26,935,345

INDUSTRIALS (2.3%)
AutoZone, Inc.	BBB	6.25	11/01/28	3,500,000	3,650,815
Boeing Co.	BBB-	2.20	02/04/26	3,300,000	3,104,027
Boeing Co.	BBB-	2.75	02/01/26	490,000	465,307
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	3,400,000	3,413,218
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,412,274
Owens Corning	BBB	5.50	06/15/27	2,000,000	2,017,992
Stanley Black & Decker, Inc.	A-	2.30	02/24/25	4,900,000	4,789,539
Verisk Analytics, Inc.	BBB	4.00	06/15/25	297,000	292,067

					21,145,239

INFORMATION TECHNOLOGY (3.2%)
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	4,545,000	4,399,427
Flex Ltd.	BBB-	3.75	02/01/26	3,008,000	2,918,782
Intel Corp.	A-	4.88	02/10/28	3,225,000	3,212,804
Jabil, Inc.	BBB-	1.70	04/15/26	3,500,000	3,269,938
Kyndryl Hldgs., Inc.	BBB-	2.05	10/15/26	3,500,000	3,226,809
Micron Technology, Inc.	BBB-	4.98	02/06/26	2,500,000	2,479,732
Oracle Corp.	BBB	2.80	04/01/27	2,115,000	1,986,002
Oracle Corp.	BBB	2.88	03/25/31	2,860,000	2,470,560
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	2,375,000	2,030,638

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
VMware LLC	BBB	1.40	08/15/26	$3,960,000	$3,645,918

					29,640,610

MATERIALS (1.4%)
Celanese US Hldgs. LLC	BBB-	6.17	07/15/27	3,000,000	3,044,748
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	4,000,000	3,572,952
Nucor Corp.	A-	3.95	05/23/25	1,950,000	1,923,469
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,500,000	4,405,179

					12,946,348

REAL ESTATE (4.1%)
Alexandria Real Estate Equities, Inc.	BBB+	4.50	07/30/29	4,700,000	4,531,668
Boston Properties LP	BBB	3.25	01/30/31	3,100,000	2,621,164
Boston Properties LP	BBB	6.50	01/15/34	1,945,000	1,981,435
Digital Realty Trust LP	BBB	5.55	01/15/28	3,160,000	3,188,304
Equinix, Inc.	BBB	1.45	05/15/26	2,295,000	2,130,609
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	2,090,000	2,054,397
Kimco Realty OP LLC	BBB+	3.25	08/15/26	1,905,000	1,813,046
Kimco Realty OP LLC	BBB+	6.40	03/01/34	3,600,000	3,808,264
NNN REIT, Inc.	BBB+	3.60	12/15/26	4,460,000	4,278,627
Prologis LP	A	1.75	07/01/30	2,320,000	1,919,156
Realty Income Corp.	A-	5.13	02/15/34	6,250,000	6,065,189
Tanger Properties LP	BBB-	3.13	09/01/26	2,485,000	2,344,687
Tanger Properties LP	BBB-	3.88	07/15/27	1,655,000	1,569,536

					38,306,082

UTILITIES (2.9%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	4,565,000	4,542,153
DTE Energy Co.	BBB	5.10	03/01/29	4,660,000	4,623,489
Duke Energy Corp.	BBB	4.85	01/05/29	4,900,000	4,841,446
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	3,210,000	3,065,750
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,336,482
Southern Co.	BBB+	5.50	03/15/29	5,000,000	5,066,457
WEC Energy Group, Inc.	BBB+	4.75	01/09/26	2,500,000	2,473,856

					26,949,633

TOTAL CORPORATE DEBT					396,623,943

TOTAL LONG-TERM DEBT SECURITIES (Cost: $949,543,698)					922,282,725

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (1)
JP Morgan Chase, New York Time Deposit		4.58	07/01/24	$320,839	$320,839

TOTAL TEMPORARY CASH INVESTMENT (Cost: $320,839)					320,839

TOTAL INVESTMENTS (Cost: $949,864,537) 99.1%					922,603,564

OTHER NET ASSETS 0.9%					8,569,678

NET ASSETS 100.0%					$931,173,242

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	FFCB = Federal Farm Credit Bank
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation

*	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate values of these securities amounts to $11,647,660 and represents 1.3% of net assets.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (99.2%):
U.S. GOVERNMENT (29.0%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$44,038,184
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	28,161,914
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,192,578
U.S. Treasury Bond	AA+	2.25	08/15/46	29,985,000	19,982,191
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	7,131,403
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	155,250
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,539,453
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	20,052,914
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	27,938,690
U.S. Treasury Bond	AA+	4.13	08/15/53	42,025,000	39,142,348
U.S. Treasury Bond	AA+	4.25	02/15/54	11,530,000	10,982,325
U.S. Treasury Bond	AA+	4.63	05/15/44	3,500,000	3,493,438
U.S. Treasury Note	AA+	1.50	11/30/28	11,000,000	9,735,860
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	4,979,391
U.S. Treasury Note	AA+	1.63	08/15/29	38,705,000	33,924,328
U.S. Treasury Note	AA+	2.25	08/15/27	25,900,000	24,202,336
U.S. Treasury Note	AA+	2.25	11/15/27	23,090,000	21,482,720
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	1,826,406
U.S. Treasury Note	AA+	2.63	02/15/29	50,655,000	46,958,768
U.S. Treasury Note	AA+	2.88	05/15/28	20,140,000	19,026,006
U.S. Treasury Note	AA+	2.88	08/15/28	55,450,000	52,239,965
U.S. Treasury Note	AA+	2.88	05/15/32	23,665,000	21,320,686
U.S. Treasury Note	AA+	3.13	08/31/27	2,675,000	2,566,537
U.S. Treasury Note	AA+	3.63	03/31/30	45,720,000	44,026,931
U.S. Treasury Note	AA+	3.75	05/31/30	5,500,000	5,326,836
U.S. Treasury Note	AA+	3.88	11/30/29	35,925,000	35,091,428
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	17,415,594
U.S. Treasury Note	AA+	4.00	02/15/34	8,410,000	8,165,584
U.S. Treasury Note	AA+	4.13	07/31/28	17,000,000	16,820,703
U.S. Treasury Note	AA+	4.50	11/15/33	5,690,000	5,743,344
U.S. Treasury Strip	AA+	0.00	08/15/29	3,280,000	2,620,669
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	6,530,618
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	5,936,717
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	5,361,937

					612,114,052

U.S. GOVERNMENT AGENCIES (36.1%)
MORTGAGE-BACKED OBLIGATIONS (34.5%)
FHLMC	AA+	2.00	02/01/51	3,433,496	2,734,458
FHLMC	AA+	2.50	09/01/27	35,546	34,270
FHLMC	AA+	2.50	09/01/27	193,885	186,700
FHLMC	AA+	2.50	12/01/27	298,698	286,248
FHLMC	AA+	2.50	06/01/35	1,649,110	1,498,884
FHLMC	AA+	2.50	05/01/42	12,892,347	11,082,732
FHLMC	AA+	2.50	10/01/49	1,712,532	1,416,352
FHLMC	AA+	2.50	01/01/50	1,118,354	924,936
FHLMC	AA+	2.50	01/01/50	979,804	810,346
FHLMC	AA+	2.50	04/25/50	12,787,735	10,041,968
FHLMC	AA+	2.50	05/01/50	3,309,262	2,745,995
FHLMC	AA+	2.50	06/01/50	3,879,611	3,198,062
FHLMC	AA+	2.50	02/01/51	597,557	498,279
FHLMC	AA+	2.50	02/01/51	928,672	777,069
FHLMC	AA+	2.50	04/01/51	4,237,063	3,529,425
FHLMC	AA+	2.50	04/01/51	5,981,906	4,918,080
FHLMC	AA+	2.50	05/01/51	15,263,932	12,687,983
FHLMC	AA+	2.50	09/01/51	3,959,046	3,271,968
FHLMC	AA+	2.50	10/01/51	2,873,319	2,356,100

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	2.50	11/01/51	$2,821,166	$2,328,998
FHLMC	AA+	3.00	06/01/27	4,660	4,523
FHLMC	AA+	3.00	06/01/27	121,903	118,169
FHLMC	AA+	3.00	08/01/27	5,762	5,592
FHLMC	AA+	3.00	08/01/27	90,037	87,284
FHLMC	AA+	3.00	02/01/32	1,335,355	1,260,723
FHLMC	AA+	3.00	07/01/42	173,689	154,106
FHLMC	AA+	3.00	11/01/42	16,223	14,414
FHLMC	AA+	3.00	11/01/42	414,712	363,976
FHLMC	AA+	3.00	03/01/43	710,532	629,421
FHLMC	AA+	3.00	04/01/43	2,873,638	2,549,562
FHLMC	AA+	3.00	04/01/43	4,725,746	4,192,732
FHLMC	AA+	3.00	04/01/43	952,041	843,360
FHLMC	AA+	3.00	04/01/43	15,274	13,554
FHLMC	AA+	3.00	09/15/43	124,431	121,162
FHLMC	AA+	3.00	04/15/44	198,952	181,996
FHLMC	AA+	3.00	04/15/45	65,881	64,659
FHLMC	AA+	3.00	09/01/46	939,161	820,438
FHLMC	AA+	3.00	09/01/46	2,012,714	1,729,943
FHLMC	AA+	3.00	11/01/46	248,317	213,826
FHLMC	AA+	3.00	05/01/49	2,051,102	1,769,623
FHLMC	AA+	3.00	11/01/49	1,631,201	1,407,346
FHLMC	AA+	3.00	11/01/49	1,631,385	1,407,505
FHLMC	AA+	3.00	12/01/49	1,352,078	1,166,632
FHLMC	AA+	3.00	02/01/50	1,914,578	1,651,835
FHLMC	AA+	3.00	11/01/50	3,203,285	2,752,883
FHLMC	AA+	3.00	04/01/51	1,189,898	1,022,149
FHLMC	AA+	3.00	10/01/51	10,648,484	9,058,936
FHLMC	AA+	3.00	06/01/52	6,528,505	5,605,652
FHLMC	AA+	3.00	07/01/53	5,291,061	4,500,362
FHLMC	AA+	3.50	02/01/35	680,030	643,769
FHLMC	AA+	3.50	02/01/35	349,995	331,719
FHLMC	AA+	3.50	04/01/35	321,603	304,403
FHLMC	AA+	3.50	02/01/36	319,573	301,815
FHLMC	AA+	3.50	11/01/39	1,822,951	1,701,511
FHLMC	AA+	3.50	01/01/41	327,643	299,480
FHLMC	AA+	3.50	05/01/42	22,045	20,164
FHLMC	AA+	3.50	07/01/42	868,837	795,304
FHLMC	AA+	3.50	01/01/43	19,250	17,607
FHLMC	AA+	3.50	04/01/43	20,501	18,752
FHLMC	AA+	3.50	06/01/43	605,330	551,275
FHLMC	AA+	3.50	08/15/43	1,066,138	1,015,888
FHLMC	AA+	3.50	11/01/43	16,692	15,268
FHLMC	AA+	3.50	01/01/44	8,004,005	7,311,446
FHLMC	AA+	3.50	04/01/45	776,298	703,751
FHLMC	AA+	3.50	07/01/45	885,632	804,817
FHLMC	AA+	3.50	07/01/45	29,521	26,864
FHLMC	AA+	3.50	09/01/45	427,456	387,168
FHLMC	AA+	3.50	11/01/45	1,797,890	1,636,210
FHLMC	AA+	3.50	08/01/46	749,897	678,177
FHLMC	AA+	3.50	12/01/47	416,447	375,036
FHLMC	AA+	3.50	02/01/50	1,162,957	1,049,850
FHLMC	AA+	3.50	09/01/50	2,324,219	2,079,183
FHLMC	AA+	4.00	02/01/25	3,655	3,624
FHLMC	AA+	4.00	05/01/25	2,780	2,753

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	4.00	05/01/26	$16,028	$15,792
FHLMC	AA+	4.00	11/01/33	11,332	10,995
FHLMC	AA+	4.00	12/01/33	412,191	393,749
FHLMC	AA+	4.00	01/01/38	279,942	269,289
FHLMC	AA+	4.00	01/01/38	984,401	945,755
FHLMC	AA+	4.00	01/15/40	1,278,993	1,257,472
FHLMC	AA+	4.00	03/01/41	5,907	5,586
FHLMC	AA+	4.00	07/01/41	280,852	265,271
FHLMC	AA+	4.00	07/01/41	9,374	8,864
FHLMC	AA+	4.00	11/01/42	5,363	5,051
FHLMC	AA+	4.00	10/01/44	291,866	272,968
FHLMC	AA+	4.00	10/01/44	382,169	357,401
FHLMC	AA+	4.00	10/01/44	688,880	644,234
FHLMC	AA+	4.00	10/01/44	12,739	11,931
FHLMC	AA+	4.00	02/01/45	1,832,661	1,725,989
FHLMC	AA+	4.00	06/01/45	27,416	25,640
FHLMC	AA+	4.00	05/01/47	329,169	305,980
FHLMC	AA+	4.00	02/01/48	284,358	264,287
FHLMC	AA+	4.00	05/01/48	131,512	122,160
FHLMC	AA+	4.00	04/01/52	3,713,705	3,414,413
FHLMC	AA+	4.00	06/01/52	4,723,513	4,368,623
FHLMC	AA+	4.00	08/01/52	4,439,439	4,105,892
FHLMC	AA+	4.23	05/01/30	7,361,000	7,080,145
FHLMC	AA+	4.25	12/01/29	3,250,000	3,150,378
FHLMC	AA+	4.50	03/01/34	2,453	2,394
FHLMC	AA+	4.50	09/01/41	5,661	5,499
FHLMC	AA+	4.50	02/01/44	61,580	59,625
FHLMC	AA+	4.50	05/01/48	838,065	802,052
FHLMC	AA+	4.50	05/01/48	418,927	400,925
FHLMC	AA+	5.00	02/01/26	3,430	3,404
FHLMC	AA+	5.00	02/01/26	143	142
FHLMC	AA+	5.00	10/01/40	217,964	216,423
FHLMC	AA+	5.00	09/01/47	359,387	350,259
FHLMC	AA+	5.00	04/01/52	3,492,243	3,387,488
FHLMC	AA+	5.00	06/01/52	6,163,711	5,973,196
FHLMC	AA+	5.00	12/01/52	17,630,948	17,165,067
FHLMC	AA+	5.50	07/01/32	1,501	1,509
FHLMC	AA+	5.50	01/15/33	49,500	49,798
FHLMC	AA+	5.50	05/01/33	587	592
FHLMC	AA+	5.50	06/01/37	9,584	9,716
FHLMC	AA+	5.50	09/25/47	4,310,951	4,282,669
FHLMC	AA+	5.50	06/01/53	4,716,943	4,671,552
FHLMC	AA+	5.50	07/01/53	2,395,330	2,377,461
FHLMC	AA+	5.50	07/01/53	35,575,118	35,141,628
FHLMC	AA+	6.00	07/15/29	21,855	21,964
FHLMC	AA+	6.00	09/01/53	2,908,873	2,943,871
FHLMC	AA+	6.00	02/01/54	7,756,319	7,774,844
FHLMC	AA+	6.50	12/01/52	5,143,002	5,282,445
FHLMC	AA+	6.50	12/01/52	1,468,704	1,511,919
FHLMC ARM	AA+	1.93	10/01/51	11,752,320	10,149,829
FHLMC ARM	AA+	4.43	04/01/53	7,095,737	6,797,077
FHLMC ARM	AA+	6.74	04/01/37	17,230	17,292
FHLMC Strip	AA+	3.00	06/15/42	4,113,544	3,692,134
FHLMC Strip	AA+	3.00	01/15/43	675,904	591,441
FHLMC Strip	AA+	3.50	10/15/47	405,548	362,908

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	1.00	08/01/36	$754,541	$629,600
FNMA	AA+	1.00	12/01/36	793,687	659,681
FNMA	AA+	1.81	09/01/51	10,156,259	8,756,255
FNMA	AA+	2.00	07/01/36	21,966,773	19,464,760
FNMA	AA+	2.00	09/01/50	3,873,249	3,054,316
FNMA	AA+	2.00	10/01/50	3,266,128	2,603,788
FNMA	AA+	2.00	10/01/50	3,761,413	2,992,559
FNMA	AA+	2.00	02/01/51	8,223,371	6,429,109
FNMA	AA+	2.00	03/01/51	5,775,024	4,623,463
FNMA	AA+	2.16	02/01/32	5,000,000	4,082,344
FNMA	AA+	2.34	05/01/36	9,365,157	7,393,226
FNMA	AA+	2.50	01/01/33	146,980	136,068
FNMA	AA+	2.50	02/01/33	458,973	424,953
FNMA	AA+	2.50	05/01/35	363,282	330,189
FNMA	AA+	2.50	06/01/35	2,645,299	2,403,513
FNMA	AA+	2.50	07/01/35	809,907	735,631
FNMA	AA+	2.50	07/01/35	2,181,197	1,980,311
FNMA	AA+	2.50	09/01/35	2,804,444	2,546,387
FNMA	AA+	2.50	10/01/35	6,237,912	5,660,081
FNMA	AA+	2.50	04/01/42	12,472,321	10,721,662
FNMA	AA+	2.50	05/01/42	4,739,582	4,098,597
FNMA	AA+	2.50	06/01/42	8,109,746	6,971,433
FNMA	AA+	2.50	05/01/43	813,386	685,316
FNMA	AA+	2.50	10/01/50	1,610,968	1,339,467
FNMA	AA+	2.50	03/01/51	1,551,318	1,284,522
FNMA	AA+	2.50	03/01/51	10,864,883	9,079,954
FNMA	AA+	2.50	04/01/51	9,251,720	7,619,244
FNMA	AA+	2.50	04/01/51	3,456,882	2,870,246
FNMA	AA+	2.50	04/01/51	4,215,879	3,514,606
FNMA	AA+	2.50	05/01/51	17,959,986	14,952,541
FNMA	AA+	2.50	05/01/51	2,295,743	1,911,618
FNMA	AA+	2.50	06/01/51	1,757,570	1,442,960
FNMA	AA+	2.50	04/01/52	5,045,384	4,162,915
FNMA	AA+	2.50	05/01/52	1,859,165	1,532,636
FNMA	AA+	2.77	03/01/32	5,122,000	4,422,563
FNMA	AA+	3.00	06/01/33	474,962	444,425
FNMA	AA+	3.00	07/01/33	631,041	590,525
FNMA	AA+	3.00	09/01/33	760,773	711,599
FNMA	AA+	3.00	03/01/36	730,173	675,602
FNMA	AA+	3.00	09/01/40	805,378	718,044
FNMA	AA+	3.00	04/25/42	18,057	17,935
FNMA	AA+	3.00	12/01/42	491,482	433,793
FNMA	AA+	3.00	02/01/43	10,887	9,659
FNMA	AA+	3.00	03/01/43	10,532	9,335
FNMA	AA+	3.00	09/01/43	124,286	110,123
FNMA	AA+	3.00	02/01/45	854,314	754,159
FNMA	AA+	3.00	03/01/45	219,145	189,187
FNMA	AA+	3.00	09/01/46	1,470,513	1,284,585
FNMA	AA+	3.00	01/01/47	278,234	239,588
FNMA	AA+	3.00	12/01/47	143,161	124,904
FNMA	AA+	3.00	03/01/48	343,614	297,064
FNMA	AA+	3.00	03/01/50	8,213,272	6,998,781
FNMA	AA+	3.00	03/01/50	1,306,077	1,126,070
FNMA	AA+	3.00	05/01/50	2,085,123	1,797,280
FNMA	AA+	3.00	06/01/50	3,973,877	3,422,499

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.00	08/01/50	$2,407,092	$2,070,873
FNMA	AA+	3.00	12/01/50	7,415,708	6,315,886
FNMA	AA+	3.00	01/01/52	9,973,764	8,528,173
FNMA	AA+	3.00	03/01/52	10,481,165	8,911,738
FNMA	AA+	3.03	04/01/34	8,634,249	7,450,614
FNMA	AA+	3.10	06/01/29	9,800,000	9,039,161
FNMA	AA+	3.50	03/01/32	221,926	212,758
FNMA	AA+	3.50	09/01/32	13,434	12,851
FNMA	AA+	3.50	07/01/34	395,600	376,434
FNMA	AA+	3.50	10/01/34	587,957	557,254
FNMA	AA+	3.50	02/01/35	485,958	459,844
FNMA	AA+	3.50	08/01/38	15,975	14,593
FNMA	AA+	3.50	10/01/40	29,256	26,740
FNMA	AA+	3.50	03/01/41	476,723	436,911
FNMA	AA+	3.50	10/01/41	467,274	427,009
FNMA	AA+	3.50	12/01/41	357,564	326,752
FNMA	AA+	3.50	04/01/42	812,438	742,172
FNMA	AA+	3.50	08/01/42	21,159	19,327
FNMA	AA+	3.50	12/01/42	412,037	375,383
FNMA	AA+	3.50	01/01/43	374,250	340,830
FNMA	AA+	3.50	01/01/43	81,435	74,392
FNMA	AA+	3.50	04/01/43	101,900	93,089
FNMA	AA+	3.50	08/01/43	1,552,085	1,413,515
FNMA	AA+	3.50	08/01/43	848,565	774,894
FNMA	AA+	3.50	10/01/43	199,798	182,028
FNMA	AA+	3.50	08/01/44	1,053,981	949,271
FNMA	AA+	3.50	04/01/45	1,353,653	1,232,076
FNMA	AA+	3.50	04/01/45	694,009	629,153
FNMA	AA+	3.50	05/01/45	992,894	899,313
FNMA	AA+	3.50	10/01/45	1,156,649	1,049,875
FNMA	AA+	3.50	02/01/46	1,611,417	1,446,517
FNMA	AA+	3.50	02/01/46	493,410	446,846
FNMA	AA+	3.50	08/01/46	604,727	547,790
FNMA	AA+	3.50	10/01/46	165,976	149,559
FNMA	AA+	3.50	12/01/46	259,372	233,722
FNMA	AA+	3.50	01/01/47	288,025	259,536
FNMA	AA+	3.50	09/01/47	1,184,737	1,071,429
FNMA	AA+	3.50	11/01/47	5,064,410	4,560,804
FNMA	AA+	3.50	04/01/48	156,106	141,377
FNMA	AA+	3.50	03/01/50	2,465,680	2,219,725
FNMA	AA+	3.50	06/01/51	6,974,847	6,184,246
FNMA	AA+	3.50	01/01/52	2,915,056	2,583,590
FNMA	AA+	3.50	02/01/52	6,559,347	5,813,496
FNMA	AA+	3.50	05/01/52	412,905	367,857
FNMA	AA+	3.50	05/01/52	4,389,594	3,920,638
FNMA	AA+	3.75	08/01/28	5,050,000	4,832,483
FNMA	AA+	4.00	01/01/31	77,600	75,511
FNMA	AA+	4.00	03/01/35	117,038	111,565
FNMA	AA+	4.00	06/01/36	264,614	254,476
FNMA	AA+	4.00	10/01/36	281,908	271,145
FNMA	AA+	4.00	10/01/40	325,847	307,778
FNMA	AA+	4.00	11/01/40	6,571	6,206
FNMA	AA+	4.00	01/01/41	23,080	21,805
FNMA	AA+	4.00	05/01/41	177,513	167,659
FNMA	AA+	4.00	05/01/43	1,973,701	1,864,105

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.00	01/01/44	$3,859,785	$3,630,806
FNMA	AA+	4.00	09/01/45	187,639	175,251
FNMA	AA+	4.00	11/01/45	378,055	353,225
FNMA	AA+	4.00	02/01/47	1,218,598	1,136,960
FNMA	AA+	4.00	11/01/47	502,900	467,409
FNMA	AA+	4.00	04/01/48	208,092	193,293
FNMA	AA+	4.00	04/01/49	5,633,781	5,233,122
FNMA	AA+	4.00	03/01/50	3,509,697	3,250,470
FNMA	AA+	4.00	03/01/52	1,925,120	1,782,555
FNMA	AA+	4.00	07/01/52	4,496,340	4,163,364
FNMA	AA+	4.00	07/01/56	3,368,999	3,092,963
FNMA	AA+	4.50	05/01/30	59,895	58,958
FNMA	AA+	4.50	05/01/34	1,956	1,907
FNMA	AA+	4.50	06/01/34	1,561	1,522
FNMA	AA+	4.50	08/01/35	1,909	1,861
FNMA	AA+	4.50	05/01/39	279,398	271,536
FNMA	AA+	4.50	05/01/39	218,580	212,477
FNMA	AA+	4.50	12/01/39	1,207,944	1,177,570
FNMA	AA+	4.50	05/01/40	183,971	178,684
FNMA	AA+	4.50	07/01/40	868,693	844,238
FNMA	AA+	4.50	10/01/40	168,204	163,371
FNMA	AA+	4.50	03/01/44	385,449	372,765
FNMA	AA+	4.50	04/01/44	749,424	724,796
FNMA	AA+	4.50	11/01/47	946,726	911,109
FNMA	AA+	4.50	11/01/47	1,136,244	1,093,497
FNMA	AA+	4.50	11/01/47	800,094	768,371
FNMA	AA+	4.50	02/01/49	349,848	334,815
FNMA	AA+	4.50	05/01/50	8,012,130	7,660,929
FNMA	AA+	4.57	02/01/53	8,767,317	8,494,400
FNMA	AA+	5.00	06/01/33	2,400	2,379
FNMA	AA+	5.00	09/01/33	1,937	1,920
FNMA	AA+	5.00	10/01/33	2,645	2,622
FNMA	AA+	5.00	11/01/33	3,550	3,519
FNMA	AA+	5.00	03/01/34	701	695
FNMA	AA+	5.00	04/01/34	497	493
FNMA	AA+	5.00	04/01/34	1,481	1,468
FNMA	AA+	5.00	04/01/35	1,778	1,762
FNMA	AA+	5.00	06/01/35	759	753
FNMA	AA+	5.00	09/01/35	1,178	1,168
FNMA	AA+	5.00	10/01/36	1,394	1,382
FNMA	AA+	5.00	08/01/37	1,280,244	1,269,428
FNMA	AA+	5.00	05/01/39	149,224	148,186
FNMA	AA+	5.00	06/01/40	2,821	2,801
FNMA	AA+	5.00	06/01/52	12,362,503	11,983,935
FNMA	AA+	5.00	09/01/52	12,597,793	12,196,847
FNMA	AA+	5.00	10/01/52	2,118,341	2,050,196
FNMA	AA+	5.00	11/01/52	3,140,085	3,063,616
FNMA	AA+	5.50	08/01/25	181	180
FNMA	AA+	5.50	11/01/26	7,558	7,534
FNMA	AA+	5.50	03/01/33	71,057	71,392
FNMA	AA+	5.50	02/25/37	4,324	4,370
FNMA	AA+	5.50	05/01/38	1,329,361	1,346,028
FNMA	AA+	5.50	06/01/48	25,348	25,458
FNMA	AA+	5.50	06/01/52	1,024,156	1,013,963
FNMA	AA+	5.50	04/01/53	2,753,972	2,727,812

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.00	03/01/28	$22,456	$22,568
FNMA	AA+	6.00	05/01/32	43,616	44,754
FNMA	AA+	6.00	04/01/33	90,085	92,442
FNMA	AA+	6.00	05/01/33	2,182	2,239
FNMA	AA+	6.00	09/01/34	613	629
FNMA	AA+	6.00	10/01/34	4,471	4,588
FNMA	AA+	6.00	03/01/36	8,580	8,843
FNMA	AA+	6.00	01/01/37	28,977	29,988
FNMA	AA+	6.00	05/01/37	6,741	6,977
FNMA	AA+	6.00	08/01/37	34,763	35,982
FNMA	AA+	6.00	12/01/37	17,064	17,663
FNMA	AA+	6.00	11/01/52	4,937,594	4,998,032
FNMA	AA+	6.00	09/01/53	10,939,755	11,109,076
FNMA	AA+	6.00	02/01/54	5,460,410	5,505,278
FNMA	AA+	6.00	03/01/54	9,854,300	9,885,901
FNMA	AA+	6.50	05/01/32	61,588	63,595
FNMA	AA+	6.50	07/01/34	520	542
FNMA	AA+	6.50	09/01/34	333	347
FNMA	AA+	6.50	09/01/36	7,581	7,948
FNMA	AA+	6.50	05/01/37	72,612	76,299
FNMA	AA+	6.50	07/01/37	4,041	4,246
FNMA	AA+	6.50	11/01/53	6,900,762	7,055,190
FNMA	AA+	6.50	02/01/54	4,826,403	4,940,570
FNMA	AA+	7.00	04/01/32	115	121
FNMA	AA+	7.50	06/01/31	59	61
FNMA	AA+	7.50	02/01/32	328	347
FNMA	AA+	7.50	06/01/32	16,627	17,761
FNMA	AA+	8.00	04/01/32	13,408	13,969
FNMA Strip	AA+	3.00	08/25/42	419,594	374,546
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	663,716	621,065
FRESB Multifamily Mortgage	AA+	2.92	09/25/24	10,184,955	10,102,237
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	588,625	558,772
GNMA (1)	AA+	2.00	04/20/32	365,561	334,823
GNMA (1)	AA+	2.00	09/20/50	1,739,173	1,380,653
GNMA (1)	AA+	2.50	12/20/50	4,553,698	3,770,646
GNMA (1)	AA+	2.50	10/20/51	4,087,282	3,404,834
GNMA (1)	AA+	2.50	08/20/52	11,175,955	9,396,568
GNMA (1)	AA+	2.50	03/20/53	12,961,333	10,908,386
GNMA (1)	AA+	2.50	06/20/53	7,682,207	6,463,050
GNMA (1)	AA+	3.00	07/16/36	1,177,453	1,032,785
GNMA (1)	AA+	3.00	01/15/46	789,598	687,803
GNMA (1)	AA+	3.00	02/20/47	1,089,276	955,518
GNMA (1)	AA+	3.00	10/20/51	5,798,976	4,992,917
GNMA (1)	AA+	3.00	08/20/52	4,759,747	4,145,147
GNMA (1)	AA+	3.50	02/20/42	283,807	257,743
GNMA (1)	AA+	3.50	07/15/42	842,090	772,021
GNMA (1)	AA+	3.50	11/15/42	163,711	150,081
GNMA (1)	AA+	3.50	03/20/45	718,054	654,805
GNMA (1)	AA+	3.50	05/20/45	832,313	759,000
GNMA (1)	AA+	3.50	12/20/50	330,335	295,972
GNMA (1)	AA+	3.70	05/15/42	373,796	347,226
GNMA (1)	AA+	4.00	03/15/41	172,717	163,656
GNMA (1)	AA+	4.00	11/15/41	257,153	243,664
GNMA (1)	AA+	4.00	01/15/42	21,221	20,106
GNMA (1)	AA+	4.00	08/20/42	238,503	225,929

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (1)	AA+	4.25	04/20/41	$313,545	$302,058
GNMA (1)	AA+	4.29	04/15/41	5,375	5,318
GNMA (1)	AA+	4.50	06/20/30	10,558	10,431
GNMA (1)	AA+	4.50	09/15/30	138,899	137,374
GNMA (1)	AA+	4.50	04/20/31	4,023	3,964
GNMA (1)	AA+	4.50	06/20/34	79,108	77,628
GNMA (1)	AA+	4.50	09/15/40	289,586	283,287
GNMA (1)	AA+	4.50	10/15/40	400,422	391,713
GNMA (1)	AA+	4.50	10/20/43	10,619	10,327
GNMA (1)	AA+	5.00	06/20/39	378,282	376,499
GNMA (1)	AA+	5.00	05/15/40	38,743	38,757
GNMA (1)	AA+	5.00	06/20/40	22,169	22,176
GNMA (1)	AA+	5.50	01/15/36	50,867	51,389
GNMA (1)	AA+	6.50	04/15/31	4,450	4,552
GNMA (1)	AA+	6.50	10/15/31	141	145
GNMA (1)	AA+	6.50	12/15/31	4,084	4,099
GNMA (1)	AA+	6.50	05/15/32	6,553	6,662
GNMA (1)	AA+	7.00	05/15/31	140	145
GNMA (1)	AA+	7.00	05/15/32	613	615

					727,841,662

NON-MORTGAGE-BACKED OBLIGATIONS (1.6%)
FFCB	AA+	5.95	05/24/34	6,156,000	6,135,080
FHLB	AA+	5.65	05/21/29	4,700,000	4,679,932
FHLB	AA+	5.70	05/01/29	2,000,000	1,995,434
FHLB	AA+	5.78	04/22/31	3,730,000	3,713,597
FHLB	AA+	6.00	05/24/34	4,365,000	4,350,288
FHLMC	AA+	4.88	07/24/26	6,300,000	6,265,451
FHLMC	AA+	5.00	03/14/29	6,600,000	6,516,631
FHLMC	AA+	5.60	05/03/27	1,000,000	998,862

					34,655,275

CORPORATE DEBT (34.0%)
COMMUNICATION SERVICES (2.7%)
AT&T, Inc.	BBB	2.75	06/01/31	10,048,000	8,605,576
Comcast Corp.	A-	3.40	04/01/30	9,395,000	8,636,735
Sprint LLC	BBB-	7.63	03/01/26	7,970,000	8,189,095
T-Mobile USA, Inc.	BBB	3.38	04/15/29	4,580,000	4,229,743
T-Mobile USA, Inc.	BBB	3.75	04/15/27	6,105,000	5,868,549
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,149,910
Verizon Communications, Inc.	BBB+	4.40	11/01/34	5,555,000	5,147,326
Warnermedia Hldgs., Inc.	BBB-	4.28	03/15/32	7,905,000	6,897,769
Warnermedia Hldgs., Inc.	BBB-	6.41	03/15/26	3,420,000	3,419,261

					56,143,964

CONSUMER DISCRETIONARY (2.0%)
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,690,161
Best Buy Co., Inc.	BBB+	1.95	10/01/30	1,625,000	1,346,635
Expedia Group, Inc.	BBB	5.00	02/15/26	9,590,000	9,515,416
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	5,510,000	5,176,236
General Motors Co.	BBB	6.13	10/01/25	500,000	502,547
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	9,225,000	9,248,729
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	5,050,000	4,901,930
Tapestry, Inc.	BBB	7.00	11/27/26	1,435,000	1,474,838
Tapestry, Inc.	BBB	7.05	11/27/25	1,770,000	1,799,817
Toll Brothers Finance Corp.	BBB-	4.88	03/15/27	5,350,000	5,270,574

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
CONSUMER DISCRETIONARY (CONTINUED)
Whirlpool Corp.	BBB-	3.70	05/01/25	$1,960,000	$1,926,341

					42,853,224

CONSUMER STAPLES (1.2%)
Bunge Ltd. Finance Corp.	BBB+	2.75	05/14/31	4,150,000	3,554,152
Constellation Brands, Inc.	BBB	4.80	01/15/29	7,450,000	7,347,529
Hormel Foods Corp.	A-	1.80	06/11/30	3,490,000	2,931,333
J M Smucker Co.	BBB	6.20	11/15/33	7,890,000	8,284,665
Keurig Dr Pepper, Inc.	BBB	5.10	03/15/27	3,450,000	3,450,955

					25,568,634

ENERGY (2.8%)
Devon Energy Corp.	BBB	5.85	12/15/25	2,450,000	2,455,871
Energy Transfer LP	BBB	5.25	07/01/29	3,400,000	3,379,949
Energy Transfer LP	BBB	5.55	02/15/28	8,915,000	8,987,744
EQT Corp.†	BBB-	3.13	05/15/26	4,715,000	4,504,824
EQT Corp.	BBB-	3.90	10/01/27	500,000	477,813
HF Sinclair Corp.†	BBB-	6.38	04/15/27	7,931,000	7,950,385
Pioneer Natural Resources Co.	AA-	5.10	03/29/26	10,595,000	10,575,767
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	3,100,000	3,080,789
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	3,125,000	3,205,098
Western Midstream Operating LP	BBB-	4.65	07/01/26	4,370,000	4,285,227
Williams Cos., Inc.	BBB	5.40	03/02/26	10,130,000	10,120,909

					59,024,376

FINANCIALS (13.6%)
Aflac, Inc.	A-	1.13	03/15/26	4,380,000	4,090,985
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,335,346
American Express Co.	BBB+	5.39	07/28/27	6,650,000	6,657,567
American Express Co.	BBB+	5.53	04/25/30	5,525,000	5,588,135
Aon North America, Inc.	A-	5.45	03/01/34	14,345,000	14,281,138
Bank of America Corp.	A-	2.97	02/04/33	26,230,000	22,205,159
BankUnited, Inc.	BBB	4.88	11/17/25	5,315,000	5,218,058
Barclays PLC	BBB+	5.83	05/09/27	3,000,000	3,003,107
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	2,961,551
Capital One Financial Corp.	BBB	4.93	05/10/28	3,165,000	3,123,857
Capital One Financial Corp.	BBB	6.38	06/08/34	5,040,000	5,175,283
Citigroup, Inc.	BBB+	3.79	03/17/33	10,865,000	9,684,733
Citigroup, Inc.	BBB+	3.98	03/20/30	4,460,000	4,207,951
Citigroup, Inc.	BBB+	4.41	03/31/31	1,000,000	953,065
Citigroup, Inc.	BBB	5.83	02/13/35	6,620,000	6,561,843
Citizens Bank N.A.	A-	5.28	01/26/26	4,700,000	4,672,988
Citizens Financial Group, Inc.	BBB+	5.84	01/23/30	5,510,000	5,491,606
Discover Financial Svcs.	BBB-	4.10	02/09/27	10,885,000	10,462,503
Fairfax Financial Hldgs. Ltd.†	BBB+	6.00	12/07/33	5,010,000	5,088,466
Fifth Third Bancorp	BBB+	1.71	11/01/27	1,000,000	916,533
Fifth Third Bancorp	BBB+	6.34	07/27/29	4,762,000	4,882,924
Fifth Third Bank N.A.	A-	5.85	10/27/25	2,400,000	2,397,400
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	7,885,731
Goldman Sachs Group, Inc.	BBB+	2.64	02/24/28	500,000	466,321
Goldman Sachs Group, Inc.	BBB+	6.56	10/24/34	12,145,000	13,062,222
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	5,734,473
JPMorgan Chase & Co.	A-	5.35	06/01/34	4,625,000	4,604,787
JPMorgan Chase & Co.	BBB+	5.72	09/14/33	11,590,000	11,818,918
Kemper Corp.	BBB-	3.80	02/23/32	4,500,000	3,853,749

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
FINANCIALS (CONTINUED)
KeyBank N.A.	BBB+	5.85	11/15/27	$2,000,000	$1,993,063
KeyCorp	BBB	2.25	04/06/27	3,565,000	3,239,073
KeyCorp	BBB	2.55	10/01/29	3,800,000	3,224,035
KeyCorp	BBB	6.40	03/06/35	2,000,000	2,028,448
Mercury General Corp.	BBB-	4.40	03/15/27	3,330,000	3,212,672
Morgan Stanley	A-	2.70	01/22/31	10,000,000	8,766,099
Morgan Stanley	A-	5.17	01/16/30	1,910,000	1,904,248
Morgan Stanley	A-	5.45	07/20/29	5,455,000	5,487,384
Morgan Stanley	A-	6.14	10/16/26	4,790,000	4,822,092
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,730,726
PNC Financial Svcs. Group, Inc.	A-	4.76	01/26/27	1,000,000	988,014
PNC Financial Svcs. Group, Inc.	A-	5.81	06/12/26	5,020,000	5,025,221
PNC Financial Svcs. Group, Inc.	A-	6.88	10/20/34	3,635,000	3,960,514
Synchrony Financial	BBB-	3.70	08/04/26	9,735,000	9,286,710
Truist Financial Corp.	A-	4.87	01/26/29	7,855,000	7,704,756
U.S. Bancorp	A	4.65	02/01/29	7,920,000	7,753,865
U.S. Bancorp	A	5.78	06/12/29	2,500,000	2,538,175
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,796,945
Wells Fargo & Co.	BBB+	2.57	02/11/31	1,000,000	865,159
Wells Fargo & Co.	BBB+	3.35	03/02/33	9,115,000	7,912,746
Wells Fargo & Co.	BBB+	3.53	03/24/28	6,200,000	5,912,624
Wells Fargo & Co.	BBB+	5.20	01/23/30	6,595,000	6,566,661
Zions Bancorporation	BBB	3.25	10/29/29	6,580,000	5,493,720

					287,599,349

HEALTH CARE (2.3%)
AbbVie, Inc.	A-	5.05	03/15/34	14,690,000	14,644,555
Amgen, Inc.	BBB+	5.15	03/02/28	8,125,000	8,124,319
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,791,736
Baxter International, Inc.	BBB	2.54	02/01/32	2,697,000	2,212,252
Bristol-Myers Squibb Co.	A	5.20	02/22/34	2,860,000	2,854,609
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	8,889,533
CVS Health Corp.	BBB	5.40	06/01/29	2,045,000	2,047,241
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,516,942

					48,081,187

INDUSTRIALS (1.5%)
AutoZone, Inc.	BBB	6.25	11/01/28	6,195,000	6,461,943
Boeing Co.	BBB-	2.20	02/04/26	5,370,000	5,051,099
Boeing Co.	BBB-	2.75	02/01/26	4,901,000	4,654,021
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	3,779,262
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	6,840,000	6,866,591
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,436,135
Verisk Analytics, Inc.	BBB	4.00	06/15/25	871,000	856,533

					32,105,584

INFORMATION TECHNOLOGY (1.6%)
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	966,729
Broadcom Corp./Broadcom Cayman Finance Ltd.	BBB	3.88	01/15/27	6,470,000	6,262,771
Broadcom, Inc.	BBB	3.15	11/15/25	500,000	484,582
Intel Corp.	A-	5.20	02/10/33	4,670,000	4,662,115
Motorola Solutions, Inc.	BBB	4.00	09/01/24	980,000	975,776
Oracle Corp.	BBB	2.80	04/01/27	3,410,000	3,202,017
Oracle Corp.	BBB	4.90	02/06/33	4,580,000	4,444,932
QUALCOMM, Inc.	A	4.25	05/20/32	1,785,000	1,706,053
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	5,800,000	4,959,032

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rating*	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CORPORATE DEBT (CONTINUED)
INFORMATION TECHNOLOGY (CONTINUED)
VMware LLC	BBB	1.40	08/15/26	$6,860,000	$6,315,909

					33,979,916

MATERIALS (0.8%)
Celanese US Hldgs. LLC	BBB-	6.17	07/15/27	5,300,000	5,379,055
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	5,795,000	5,176,315
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	4,791,855
Sherwin-Williams Co.	BBB	4.25	08/08/25	500,000	493,315

					15,840,540

REAL ESTATE (3.3%)
Alexandria Real Estate Equities, Inc.	BBB+	4.75	04/15/35	9,853,000	9,141,048
Boston Properties LP	BBB	3.25	01/30/31	6,488,000	5,485,843
Boston Properties LP	BBB	6.50	01/15/34	3,435,000	3,499,346
Digital Realty Trust LP	BBB	5.55	01/15/28	6,971,000	7,033,438
Equinix, Inc.	BBB	1.45	05/15/26	7,345,000	6,818,878
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	5,545,000	5,450,540
Kimco Realty OP LLC	BBB+	6.40	03/01/34	6,800,000	7,193,389
NNN REIT, Inc.	BBB+	3.60	12/15/26	3,145,000	3,017,103
NNN REIT, Inc.	BBB+	4.00	11/15/25	500,000	489,696
Prologis LP	A	1.75	07/01/30	3,906,000	3,231,131
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,744,782
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	8,602,864
Tanger Properties LP	BBB-	3.13	09/01/26	5,800,000	5,472,510
Tanger Properties LP	BBB-	3.88	07/15/27	3,500,000	3,319,260

					70,499,828

UTILITIES (2.2%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	10,175,000	10,124,076
DTE Energy Co.	BBB	5.10	03/01/29	10,596,000	10,512,980
Duke Energy Carolinas LLC	A	4.85	01/15/34	9,330,000	9,029,915
Duke Energy Corp.	BBB	4.85	01/05/29	1,704,000	1,683,637
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	1,944,957
NextEra Energy Capital Hldgs., Inc.	BBB+	3.55	05/01/27	6,722,000	6,419,928
Southern Co.	BBB+	3.25	07/01/26	50,000	48,076
Southern Co.	BBB+	5.70	03/15/34	6,040,000	6,145,304

					45,908,873

TOTAL CORPORATE DEBT					717,605,475

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	1,392,858	1,408,800	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $2,254,340,055)					2,093,625,264

SHORT-TERM DEBT SECURITIES (0.1%):
COMMERCIAL PAPER (0.1%)
Novartis Finance Corp.†	A-1+	5.29	07/01/24	3,100,000	3,100,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,100,000)					3,100,000

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2024 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
JP Morgan Chase, New York Time Deposit	4.58	07/01/24	$22,457	$22,457

TOTAL TEMPORARY CASH INVESTMENT (Cost: $22,457)				22,457

TOTAL INVESTMENTS (Cost: $2,257,462,512) 99.3%				2,096,747,721

OTHER NET ASSETS 0.7%				14,480,460

NET ASSETS 100.0%				$2,111,228,181

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:	ARM = Adjustable Rate Mortgage
FFCB = Federal Farm Credit Banks Funding Corporation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

*	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the aggregate values of these securities amounts to $25,819,990 and represents 1.2% of net assets.

††	Level 3 Security.

(1)	U.S. Government guaranteed security.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2024 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
ASSETS
Investments at fair value (a) (Note 2 and 4)	$5,652,495,911	$307,596,582	$376,031,195	$394,509,019	$199,495,135
Cash	—	14,761	—	—	—
Foreign cash (b)	—	1,482	—	—	—
Interest and dividends receivable	2,915,741	215,046	420,204	213,880	243,480
Receivable for securities sold	189,735	1,008,170	2,226,395	10,506,659	33,914
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	1,311,573	7,551	69,498	56,759	60,871
Due from the Adviser	—	—	—	—	17,805

TOTAL ASSETS	5,656,912,960	308,843,592	378,747,292	405,286,317	199,851,205

LIABILITIES
Due to custodian bank	—	—	—	—	97
Payable for securities purchased	849,089	2,214,481	1,824,325	12,314,617	211,708
Shareholder redemptions payable	1,275,022	14,475	100,347	63,873	129,410
Payable to the Adviser	445,995	105,577	236,027	247,128	15,797
Accrued expenses	879,906	140,331	99,406	110,742	114,502

TOTAL LIABILITIES	3,450,012	2,474,864	2,260,105	12,736,360	471,514

NET ASSETS	$5,653,462,948	$306,368,728	$376,487,187	$392,549,957	$199,379,691

NUMBER OF SHARES OUTSTANDING (Note 5)	84,649,534	12,963,399	27,445,940	29,897,440	19,810,002

NET ASSET VALUE PER SHARE REDEMPTION PRICE PER SHARE	$66.79	$23.63	$13.72	$13.13	$10.06

COMPONENTS OF NET ASSETS
Paid-in capital	$2,456,003,163	$191,161,667	$323,681,093	$341,535,751	$187,987,609
Total Distributable Earnings (Loss) (Note 2 and 6)	3,197,459,785	115,207,061	52,806,094	51,014,206	11,392,082

NET ASSETS	$5,653,462,948	$306,368,728	$376,487,187	$392,549,957	$199,379,691

(a) Investments at cost	$2,734,314,320	$210,663,400	$335,523,245	$347,330,821	$189,590,072
(b) Foreign cash, at cost, translated to US Dollars	$—	$1,494	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund

$168,129,660	$1,502,261,468	$194,265,103	$1,583,839,676	$6,847,643	$199,052,647	$109,047,081	$473,330,673
—	—	11,329	—	—	995	545	3,165
—	—	—	38	—	—	—	—
188,077	1,473,445	619,558	7,998,420	3,622	—	—	—
307,749	—	1,497	—	—	—	—	154,249
—	—	—	—	—	—	—	—
67,095	270,172	17,270	546,250	121	—	—	39,252
—	—	—	393,925	12,348	—	—	—

168,692,581	1,504,005,085	194,914,757	1,592,778,309	6,863,734	199,053,642	109,047,626	473,527,339

—	55	—	—	13	—	—	—
4,165,817	178,974	149,235	—	147,670	—	—	39,252
41,990	152,618	8	222,051	—	—	—	154,249
77,574	119,777	66,796	747,149	938	11,751	6,474	28,013
22,469	268,823	40,563	214,487	47,795	53,380	31,709	60,959

4,307,850	720,247	256,602	1,183,687	196,416	65,131	38,183	282,473

$164,384,731	$1,503,284,838	$194,658,155	$1,591,594,622	$6,667,318	$198,988,511	$109,009,443	$473,244,866

9,818,298	70,880,306	9,484,866	184,661,722	438,649	17,834,170	12,295,870	45,104,278

$16.74	$21.21	$20.52	$ 8.62	$15.20	$11.16	$8.87	$10.49

$132,276,516	$1,150,386,123	$136,823,568	$1,500,365,170	$4,753,112	$206,436,160	$111,833,771	$476,639,554
32,108,215	352,898,715	57,834,587	91,229,452	1,914,206	(7,447,649)	(2,824,328)	(3,394,688)

$164,384,731	$1,503,284,838	$194,658,155	$1,591,594,622	$6,667,318	$198,988,511	$109,009,443	$473,244,866

$142,873,920	$1,231,286,772	$145,772,136	$1,375,531,964	$5,064,955	$198,893,879	$109,994,920	$468,925,854

$—	$—	$—	$130	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 2024 (Unaudited)

	Clear Passage 2025 Fund	Clear Passage 2030 Fund	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund
ASSETS
Investments at fair value (a) (Notes 2 and 4)	$1,114,469,236	$1,352,467,428	$1,330,619,382	$1,131,057,495	$1,167,282,884
Cash	7,216	7,330	5,512	4,615	6,747
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	—	—	—	—	—
Due from the Adviser	—	—	—	—	—

TOTAL ASSETS	1,114,476,452	1,352,474,758	1,330,624,894	1,131,062,110	1,167,289,631

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	—	—	—	—
Shareholder redemptions payable	—	—	—	—	—
Payable to the Adviser	65,940	79,729	78,199	66,406	68,440
Accrued expenses	96,974	115,982	116,956	104,164	105,544

TOTAL LIABILITIES	162,914	195,711	195,155	170,570	173,984

NET ASSETS	$1,114,313,538	$1,352,279,047	$1,330,429,739	$1,130,891,540	$1,167,115,647

NUMBER OF SHARES OUTSTANDING (Note 5)	90,312,279	99,296,024	92,065,631	77,303,371	80,619,020

NET ASSET VALUE PER SHARE REDEMPTION PRICE PER SHARE	$12.34	$13.62	$14.45	$14.63	$14.48

COMPONENTS OF NET ASSETS
Paid-in capital	$1,076,071,976	$1,251,191,172	$1,185,157,902	$986,849,732	$1,005,811,865
Total Distributable Earnings (Loss) (Notes 2 and 6)	38,241,562	101,087,875	145,271,837	144,041,808	161,303,782

NET ASSETS	$1,114,313,538	$1,352,279,047	$1,330,429,739	$1,130,891,540	$1,167,115,647

(a) Investments at cost	$1,077,200,317	$1,273,927,913	$1,229,977,548	$1,033,151,155	$1,056,734,875
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund

$912,940,754	$510,237,224	$277,716,275	$95,525,002	$155,444,641	$406,607,053	$340,923,520	$517,572,654
5,971	4,167	16,347	—	2,071	3,973	3,646	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	270,880
—	—	—	15,778	—	—	—	—

912,946,725	510,241,391	277,732,622	95,540,780	155,446,712	406,611,026	340,927,166	517,843,534

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	190,071
53,543	29,845	16,170	5,514	2,801	7,345	6,145	72,532
84,724	57,479	60,060	43,695	22,360	38,417	36,460	121,572

138,267	87,324	76,230	49,209	25,161	45,762	42,605	384,175

$912,808,458	$510,154,067	$277,656,392	$95,491,571	$155,421,551	$406,565,264	$340,884,561	$517,459,359

49,323,614	34,327,187	21,864,299	7,372,126	13,506,501	29,214,924	22,181,612	43,467,103

$18.51	$14.86	$12.70	$12.95	$ 11.51	$ 13.92	$ 15.37	$11.905

$795,499,698	$450,316,999	$248,581,455	$85,936,824	$156,990,180	$367,548,177	$297,820,500	$514,641,568

117,308,760	59,837,068	29,074,937	9,554,747	(1,568,629)	39,017,087	43,064,061	2,817,791

$912,808,458	$510,154,067	$277,656,392	$95,491,571	$155,421,551	$406,565,264	$340,884,561	$517,459,359

$823,707,293	$464,718,319	$254,638,620	$85,638,811	$154,768,772	$377,812,983	$308,034,200	$517,572,818

$—	$—	$—	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 2024 (Unaudited)

	Intermediate Bond Fund	Core Bond Fund
ASSETS
Investments at fair value (a) (Note 2 and 4)	$922,603,564	$2,096,747,721
Cash	—	—
Foreign cash (b)	—	—
Interest and dividends receivable	9,015,396	18,271,052
Receivable for securities sold	—	433,025
Receivable for daily variation on future contracts	—	—
Shareholder subscription receivable	259,170	585,570
Due from the Adviser	—	—

TOTAL ASSETS	931,878,130	2,116,037,368

LIABILITIES
Due to custodian bank	—	—
Payable for securities purchased	—	3,473,089
Shareholder redemptions payable	235,735	422,700
Payable to the Adviser	323,907	661,064
Accrued expenses	145,246	252,334

TOTAL LIABILITIES	704,888	4,809,187

NET ASSETS	$931,173,242	$2,111,228,181

NUMBER OF SHARES OUTSTANDING (Note 5)	97,600,781	173,224,898

NET ASSET VALUE PER SHARE REDEMPTION PRICE PER SHARE	$9.54	$12.19

COMPONENTS OF NET ASSETS
Paid-in capital	$1,006,692,766	$2,395,579,966
Total Distributable Earnings (Loss) (Note 2 and 6)	(75,519,524)	(284,351,785)

NET ASSETS	$931,173,242	$2,111,228,181

(a) Investments at cost	$949,864,537	$2,257,462,512
(b) Foreign cash, at cost, translated to US Dollars	$—	$—

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

MoA FUNDS

STATEMENTS OF OPERATIONS

For Six Months Ended June 30, 2024 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends (Notes 2 and 4)	$38,642,287 (a)	$2,148,227 (a)	$4,237,694 (a)	$1,037,751 (a)	$1,851,211 (a)
Interest	841,670	117,397	251,122	222,374	336

Total investment income	39,483,957	2,265,624	4,488,816	1,260,125	1,851,547

EXPENSES
Investment advisory fees (Note 3)	2,042,628	603,283	1,441,538	1,499,409	74,738
Administrative fee (Note 3)	816,801	45,224	57,635	59,938	29,893
Other operating expenses
Fund administration expenses	486,320	(7,186)	(1,748)	8	(13,448)
Shareholders reports	17,320	17,318	17,324	17,323	17,320
Custodian expenses	36,949	21,747	5,043	5,518	16,488
Transfer agent fees	53,438	3,902	4,744	3,961	3,345
Independent directors’ fees and expenses	17,769	15,820	15,871	15,890	22,696
Audit and Tax Expense	23,136	21,924	21,924	21,924	39,080
Legal	77,456	4,233	5,874	5,751	16,726
Licenses	411,623	34,425	—	—	52,559
Registration fees	73,703	12,076	5,187	6,794	18,423
Miscellaneous fees	45,437	3,375	4,116	4,269	2,538

Total other operating expenses	1,243,151	127,634	78,335	81,438	175,727

Total expenses before waiver/reimbursement	4,102,580	776,141	1,577,508	1,640,785	280,358
Fee waiver and expense reimbursement (Note 3)	(217,814)	(12,060)	(15,369)	(15,984)	(143,837)

Net expenses	3,884,766	764,081	1,562,139	1,624,801	136,521

Net Investment Income (Loss)	35,599,191	1,501,543	2,926,677	(364,676)	1,715,026

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 2)
Net realized gain (loss) on:
Investment securities (Notes 2 and 4)	233,613,341	15,513,492	14,377,800	16,157,924	3,070,809
Futures contracts (Note 2)	7,617,738	278,592	—	—	—
Foreign currency translation	—	—	—	—	—

	241,231,079	15,792,084	14,377,800	16,157,924	3,070,809

Change in net unrealized appreciation (depreciation) of:
Investment securities (Notes 2 and 4)	498,967,803	11,541,194	(17,786,457)	(3,031,421)	(6,350,941)
Futures contracts (Note 2)	(2,007,303)	(35,588)	—	—	—
Foreign currency translation	—	(48)	—	—	—

	496,960,500	11,505,558	(17,786,457)	(3,031,421)	(6,350,941)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	738,191,579	27,297,642	(3,408,657)	13,126,503	(3,280,132)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$773,790,770	$28,799,185	$(481,980)	$12,761,827	$(1,565,106)

(a)	Net of foreign taxes as follows:

Equity Index Fund	$9,778
All America Fund	$685
Small Cap Value Fund	$3,095
Small Cap Growth Fund	$732
Small Cap Equity Index Fund	$2,002
International Fund	$4,048,642
Catholic Values Index Fund	$73

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund		Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund

$1,704,787	$11,946,693	$962,170	$33,686,768 (a)	$41,445	(a)	$2,593,247	$1,372,981	$5,901,041
106,573	155,340	1,493,967	759,839	81		32	31	42

1,811,360	12,102,033	2,456,137	34,446,607	41,526		2,593,279	1,373,012	5,901,083

445,757	566,228	375,765	1,416,910	4,627		50,440	27,256	119,350
24,312	226,414	28,174	225,446	926		30,253	16,348	71,571

(26,064)	110,658	(11,356)	106,002	3,697		(2,824)	(12,274)	25,229
17,324	17,321	17,319	17,321	17,320		17,324	17,322	9,853
4,327	18,444	4,752	70,730	4,177		8,057	6,606	10,586
2,197	15,769	2,731	23,935	802		2,955	1,922	2,802
15,742	16,433	22,693	23,194	22,611		12,619	15,948	7,172
36,651	23,136	35,771	40,449	33,162		18,042	17,989	12,989
5,559	15,545	2,664	40,961	89		3,063	1,652	4,591
—	124,607	8,011	—	23,790		—	—	—
9,580	25,052	7,609	42,748	4,956		14,401	9,240	15,948
2,150	13,335	2,433	12,895	918		1,861	1,402	3,208

67,466	380,300	92,627	378,235	111,522		75,498	59,807	92,378

537,535	1,172,942	496,566	2,020,591	117,075		156,191	103,411	283,299
(6,483)	(60,377)	(7,513)	(454,045)	(110,535)		(8,068)	(4,359)	(19,086)

531,052	1,112,565	489,053	1,566,546	6,540		148,123	99,052	264,213

1,280,308	10,989,468	1,967,084	32,880,061	34,986		2,445,156	1,273,960	5,636,870

3,767,787	68,267,495	8,165,372	(26,988,449)	122,940		(2,480,927)	138,103	(242,757)
—	1,598,743	—	2,174,653	—		—	—	—
—	—	—	(217,387)	—		—	—	—

3,767,787	69,866,238	8,165,372	(25,031,183)	122,940		(2,480,927)	138,103	(242,757)

375,328	10,120,175	8,004,965	95,412,470	596,780		7,161,641	2,800,286	14,610,747
—	(609,100)	—	(1,031,225)	—		—	—	—
—	—	—	(201,037)	—		—	—	—

375,328	9,511,075	8,004,965	94,180,208	596,780		7,161,641	2,800,286	14,610,747

4,143,115	79,377,313	16,170,337	69,149,025	719,720		4,680,714	2,938,389	14,367,990

$5,423,423	$90,366,781	$18,137,421	$102,029,086	$754,706		$7,125,870	$4,212,349	$20,004,860

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For Six Months Ended June 30, 2024 (Unaudited)

	Clear Passage 2025 Fund	Clear Passage 2030 Fund	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends (Notes 2 and 4)	$13,103,148	$14,711,335	$13,280,292	$10,803,217	$10,972,576
Interest	62	79	66	60	61

Total investment income	13,103,210	14,711,414	13,280,358	10,803,277	10,972,637

EXPENSES
Investment advisory fees (Note 3)	279,185	332,216	318,758	270,572	278,223
Administrative fee (Note 3)	167,432	199,284	191,266	162,347	166,932
Other operating expenses
Fund administration expenses	88,342	106,503	99,888	80,561	83,583
Shareholders reports	9,853	9,853	9,853	9,854	9,852
Custodian expenses	11,885	12,736	12,014	9,641	15,993
Transfer agent fees	6,788	8,943	8,754	7,725	7,877
Independent directors’ fees and expenses	7,172	7,172	7,172	7,172	8,904
Audit and Tax Expense	12,990	12,989	12,981	17,981	14,482
Legal	2,754	5,352	10,111	10,023	10,869
Licenses	—	—	—	—	—
Registration fees	12,259	29,655	19,982	24,899	31,772
Miscellaneous fees	6,276	7,181	6,833	5,910	6,059

Total other operating expenses	158,319	200,384	187,588	173,766	189,391

Total expenses before waiver/reimbursement	604,936	731,884	697,612	606,685	634,546
Fee waiver and expense reimbursement (Note 3)	(44,649)	(53,142)	(51,004)	(43,292)	(44,515)

Net expenses	560,287	678,742	646,608	563,393	590,031

Net Investment Income (Loss)	12,542,923	14,032,672	12,633,750	10,239,884	10,382,606

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 2)
Net realized gain (loss) on:
Investment securities (Notes 2 and 4)	5,609,286	14,008,830	22,723,410	26,150,808	28,140,721
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	5,609,286	14,008,830	22,723,410	26,150,808	28,140,721

Change in net unrealized appreciation (depreciation) of:
Investment securities (Notes 2 and 4)	41,558,401	56,851,670	62,725,707	55,611,099	60,423,324
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	41,558,401	56,851,670	62,725,707	55,611,099	60,423,324

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	47,167,687	70,860,500	85,449,117	81,761,907	88,564,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$59,710,610	$84,893,172	$98,082,867	$92,001,791	$98,946,651

The accompanying notes are an integral part of these financial statements.

Clear Passage 2050 Fund	Clear Passage 2055 Fund	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund

$8,325,044	$4,574,580	$2,451,414	$811,282	$1,839,158	$4,265,633	$3,248,298	$—
54	42	33	31	32	33	34	14,490,225

8,325,098	4,574,622	2,451,447	811,313	1,839,190	4,265,666	3,248,332	14,490,225

217,207	119,881	63,587	20,420	—	—	—	403,062
130,332	71,944	38,176	12,276	23,183	60,348	50,592	80,553

59,785	21,894	188	(16,149)	(7,505)	16,842	10,176	15,329
9,853	17,322	17,322	17,322	17,322	17,322	17,323	17,098
14,847	10,335	10,223	8,533	3,517	6,378	4,742	5,210
6,500	4,268	3,055	1,404	1,439	2,574	2,491	9,581
7,172	7,172	15,948	7,542	7,172	7,172	7,172	22,397
17,981	17,981	17,981	17,981	18,043	18,043	18,043	33,957
7,316	6,699	3,463	1,025	2,336	264	4,023	18,236
—	—	—	—	—	—	—	—
23,082	24,753	19,508	13,456	4,572	10,412	10,406	59,786
4,902	3,056	2,015	1,213	1,622	2,796	2,478	5,517

151,438	113,480	89,703	52,327	48,518	81,803	76,854	187,111

498,977	305,305	191,466	85,023	71,701	142,151	127,446	670,726
(34,755)	(19,185)	(10,181)	(67,877)	(6,182)	(16,093)	(13,491)	(21,481)

464,222	286,120	181,285	17,146	65,519	126,058	113,955	649,245

7,860,876	4,288,502	2,270,162	794,167	1,773,671	4,139,608	3,134,377	13,840,980

11,268,904	5,265,751	1,821,354	(57,298)	(601,076)	3,830,335	3,320,702	4,077
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

11,268,904	5,265,751	1,821,354	(57,298)	(601,076)	3,830,335	3,320,702	4,077

60,004,409	34,695,930	19,255,330	6,839,146	5,392,277	18,533,902	18,534,487	(164)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

60,004,409	34,695,930	19,255,330	6,839,146	5,392,277	18,533,902	18,534,487	(164)

71,273,313	39,961,681	21,076,684	6,781,848	4,791,201	22,364,237	21,855,189	3,913

$79,134,189	$44,250,183	$23,346,846	$7,576,015	$6,564,872	$26,503,845	$24,989,566	$13,844,893

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For Six Months Ended June 30, 2024 (Unaudited)

	Intermediate Bond Fund	Core Bond Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends (Notes 2 and 4)	$—	$—
Interest	17,912,979	42,430,058

Total investment income	17,912,979	42,430,058

EXPENSES
Investment advisory fees (Note 3)	1,836,367	4,043,589
Administrative fee (Note 3)	137,708	311,101
Other operating expenses
Fund administration expenses	60,104	194,424
Shareholders reports	17,323	17,318
Custodian expenses	5,553	11,294
Transfer agent fees	10,641	25,858
Independent directors’ fees and expenses	23,005	23,445
Audit and Tax Expense	43,416	43,416
Legal	17,739	33,981
Licenses	—	—
Registration fees	20,583	43,206
Miscellaneous fees	8,652	18,092

Total other operating expenses	207,016	411,034

Total expenses before waiver/reimbursement	2,181,091	4,765,724
Fee waiver and expense reimbursement (Note 3)	(36,722)	(82,960)

Net expenses	2,144,369	4,682,764

Net Investment Income (Loss)	15,768,610	37,747,294

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS (Note 2)
Net realized gain (loss) on:
Investment securities (Notes 2 and 4)	(10,176,683)	(40,765,566)
Futures contracts (Note 2)	—	—
Foreign currency translation	—	—

	(10,176,683)	(40,765,566)

Change in net unrealized appreciation (depreciation) of:
Investment securities (Notes 2 and 4)	(2,572,618)	(10,365,020)
Futures contracts (Note 2)	—	—
Foreign currency translation	—	—

	(2,572,618)	(10,365,020)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	(12,749,301)	(51,130,586)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,019,309	$(13,383,292)

The accompanying notes are an integral part of these financial statements.

(This page has been left blank intentionally.)

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$35,599,191	$75,271,850	$1,501,543	$3,369,905

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	241,231,079	234,299,112	15,792,084	21,955,860
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	496,960,500	800,629,761	11,505,558	27,941,199

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	773,790,770	1,110,200,723	28,799,185	53,266,964

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(30,052,159)	(272,893,639)	(1,219,751)	(27,503,248)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(30,052,159)	(272,893,639)	(1,219,751)	(27,503,248)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	223,767,123	561,250,860	2,934,130	4,277,338
Distributions reinvested	30,051,214	272,885,172	1,219,343	27,498,410
Cost of shares redeemed	(544,682,704)	(801,125,488)	(24,509,387)	(39,538,366)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(290,864,367)	33,010,544	(20,355,914)	(7,762,618)

TOTAL INCREASE (DECREASE) IN NET ASSETS	452,874,244	870,317,628	7,223,520	18,001,098

NET ASSETS, BEGINNING OF PERIOD	5,200,588,704	4,330,271,076	299,145,208	281,144,110

NET ASSETS, END OF PERIOD	$5,653,462,948	$5,200,588,704	$306,368,728	$299,145,208

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of period	89,220,905	88,695,161	13,864,620	14,228,687

Shares issued	3,586,413	10,268,431	130,897	202,111
Shares issued as reinvestment of distributions	459,850	4,783,972	52,490	1,303,928
Shares redeemed	(8,617,634)	(14,526,659)	(1,084,608)	(1,870,106)

Net increase (decrease)	(4,571,371)	525,744	(901,221)	(364,067)

Shares outstanding at end of period	84,649,534	89,220,905	12,963,399	13,864,620

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

$2,926,677	$6,955,838	$(364,676)	$(487,599)	$1,715,026	$3,213,218	$1,280,308	$1,899,632

14,377,800	6,761,421	16,157,924	5,352,858	3,070,809	3,345,321	3,767,787	4,175,249

(17,786,457)	22,652,196	(3,031,421)	56,274,192	(6,350,941)	21,369,619	375,328	5,967,408

(481,980)	36,369,455	12,761,827	61,139,451	(1,565,106)	27,928,158	5,423,423	12,042,289

(2,281,990)	(24,891,911)	—	(313,463)	(1,354,022)	(5,743,901)	(989,722)	(3,979,115)

(2,281,990)	(24,891,911)	—	(313,463)	(1,354,022)	(5,743,901)	(989,722)	(3,979,115)

10,771,234	34,984,683	9,097,332	22,355,063	14,142,820	38,912,496	23,658,469	69,168,632
2,281,856	24,890,500	—	313,463	1,354,022	5,743,901	989,722	3,979,115
(43,178,469)	(74,899,376)	(45,398,926)	(99,782,265)	(18,232,070)	(40,312,283)	(21,842,938)	(39,049,305)

(30,125,379)	(15,024,193)	(36,301,594)	(77,113,739)	(2,735,228)	4,344,114	2,805,253	34,098,442

(32,889,349)	(3,546,649)	(23,539,767)	(16,287,751)	(5,654,356)	26,528,371	7,238,954	42,161,616

409,376,536	412,923,185	416,089,724	432,377,475	205,034,047	178,505,676	157,145,777	114,984,161

$376,487,187	$409,376,536	$392,549,957	$416,089,724	$199,379,691	$205,034,047	$164,384,731	$157,145,777

29,655,222	30,715,648	32,712,005	39,257,270	20,074,684	19,649,648	9,654,349	7,347,633

788,844	2,597,500	705,931	1,886,345	1,406,625	4,143,071	1,422,170	4,533,937
168,403	1,869,933	—	27,691	134,729	588,376	59,017	248,803
(3,166,529)	(5,527,859)	(3,520,496)	(8,459,301)	(1,806,036)	(4,306,411)	(1,317,238)	(2,476,024)

(2,209,282)	(1,060,426)	(2,814,565)	(6,545,265)	(264,682)	425,036	163,949	2,306,716

27,445,940	29,655,222	29,897,440	32,712,005	19,810,002	20,074,684	9,818,298	9,654,349

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Mid Cap Equity Index Fund		Balanced Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,989,468	$24,941,132	$1,967,084	$3,788,007

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	69,866,238	104,145,230	8,165,372	8,019,421
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	9,511,075	99,207,336	8,004,965	13,578,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,366,781	228,293,698	18,137,421	25,385,742

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(8,487,211)	(127,782,556)	(1,660,537)	(11,120,619)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(8,487,211)	(127,782,556)	(1,660,537)	(11,120,619)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	49,379,402	129,626,886	3,149,387	5,512,608
Distributions reinvested	8,486,828	127,776,762	1,660,537	11,120,619
Cost of shares redeemed	(137,361,879)	(457,086,919)	(13,166,360)	(24,347,307)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(79,495,649)	(199,683,271)	(8,356,436)	(7,714,080)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,383,921	(99,172,129)	8,120,448	6,551,043

NET ASSETS, BEGINNING OF PERIOD	1,500,900,917	1,600,073,046	186,537,707	179,986,664

NET ASSETS, END OF PERIOD	$1,503,284,838	$1,500,900,917	$194,658,155	$186,537,707

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of period	74,653,665	84,605,273	9,913,926	10,349,539

Shares issued	2,373,100	6,512,947	160,668	296,111
Shares issued as reinvestment of distributions	402,029	6,499,082	82,779	597,384
Shares redeemed	(6,548,488)	(22,963,637)	(672,507)	(1,329,108)

Net increase (decrease)	(3,773,359)	(9,951,608)	(429,060)	(435,613)

Shares outstanding at end of period	70,880,306	74,653,665	9,484,866	9,913,926

The accompanying notes are an integral part of these financial statements.

International Fund		Catholic Values Index Fund		Retirement Income Fund		Clear Passage 2015 Fund
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

$32,880,061	$50,691,837	$34,986	$70,190	$2,445,156	$4,886,306	$1,273,960	$2,570,700

(25,031,183)	(48,151,180)	122,940	82,259	(2,480,927)	(2,926,915)	138,103	796,929

94,180,208	234,409,415	596,780	1,010,543	7,161,641	17,208,934	2,800,286	7,589,493

102,029,086	236,950,072	754,706	1,162,992	7,125,870	19,168,325	4,212,349	10,957,122

(29,552,480)	(71,735,676)	(29,552)	(139,550)	(2,463,034)	(6,433,914)	(1,286,744)	(4,339,140)

(29,552,480)	(71,735,676)	(29,552)	(139,550)	(2,463,034)	(6,433,914)	(1,286,744)	(4,339,140)

163,590,430	190,924,234	361,685	687,494	11,933,986	33,437,306	4,808,647	11,046,350
29,552,480	71,735,676	29,552	139,550	2,463,034	6,433,914	1,286,744	4,339,140
(133,751,572)	(169,726,954)	(186,229)	(532,969)	(27,431,045)	(48,345,483)	(11,507,933)	(23,105,040)

59,391,338	92,932,956	205,008	294,075	(13,034,025)	(8,474,263)	(5,412,542)	(7,719,550)

131,867,944	258,147,352	930,162	1,317,517	(8,371,189)	4,260,148	(2,486,937)	(1,101,568)

1,459,726,678	1,201,579,326	5,737,156	4,419,639	207,359,700	203,099,552	111,496,380	112,597,948

$1,591,594,622	$1,459,726,678	$ 6,667,318	$5,737,156	$198,988,511	$207,359,700	$109,009,443	$111,496,380

177,964,034	166,036,582	424,687	402,782	19,017,410	19,840,515	12,914,287	13,852,904

19,027,172	24,538,784	25,095	54,609	1,080,183	3,145,079	547,471	1,301,857
3,358,236	9,317,776	1,985	10,659	220,900	603,501	145,231	516,862
(15,687,720)	(21,929,108)	(13,118)	(43,363)	(2,484,323)	(4,571,685)	(1,311,119)	(2,757,336)

6,697,688	11,927,452	13,962	21,905	(1,183,240)	(823,105)	(618,417)	(938,617)

184,661,722	177,964,034	438,649	424,687	17,834,170	19,017,410	12,295,870	12,914,287

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Clear Passage 2020 Fund		Clear Passage 2025 Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,636,870	$12,115,766	$12,542,923	$27,000,825

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(242,757)	3,712,633	5,609,286	23,109,748
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	14,610,747	39,233,618	41,558,401	88,078,173

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	20,004,860	55,062,017	59,710,610	138,188,746

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(5,668,652)	(22,899,461)	(12,607,040)	(57,398,524)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(5,668,652)	(22,899,461)	(12,607,040)	(57,398,524)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	9,582,303	36,143,624	33,664,055	111,356,373
Distributions reinvested	5,668,652	22,899,461	12,607,040	57,398,524
Cost of shares redeemed	(47,682,833)	(103,471,027)	(107,907,121)	(177,368,777)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(32,431,878)	(44,427,942)	(61,636,026)	(8,613,880)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,095,670)	(12,265,386)	(14,532,456)	72,176,342

NET ASSETS, BEGINNING OF PERIOD	491,340,536	503,605,922	1,128,845,994	1,056,669,652

NET ASSETS, END OF PERIOD	$473,244,866	$491,340,536	$1,114,313,538	$1,128,845,994

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of period	48,246,361	52,737,634	95,398,941	96,200,741

Shares issued	924,550	3,625,135	2,791,167	9,635,433
Shares issued as reinvestment of distributions	540,386	2,295,120	1,021,640	4,945,749
Shares redeemed	(4,607,019)	(10,411,528)	(8,899,469)	(15,382,982)

Net increase (decrease)	(3,142,083)	(4,491,273)	(5,086,662)	(801,800)

Shares outstanding at end of period	45,104,278	48,246,361	90,312,279	95,398,941

The accompanying notes are an integral part of these financial statements.

Clear Passage 2030 Fund		Clear Passage 2035 Fund		Clear Passage 2040 Fund		Clear Passage 2045 Fund
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

$14,032,672	$29,565,831	$12,633,750	$27,209,856	$10,239,884	$22,339,765	$10,382,606	$22,832,038

14,008,830	42,769,347	22,723,410	43,275,627	26,150,808	42,290,853	28,140,721	43,505,045

56,851,670	98,615,265	62,725,707	108,464,009	55,611,099	97,973,374	60,423,324	107,248,024

84,893,172	170,950,443	98,082,867	178,949,492	92,001,791	162,603,992	98,946,651	173,585,107

(14,109,032)	(73,897,218)	(12,709,185)	(65,036,438)	(10,304,983)	(58,597,797)	(10,449,287)	(61,440,943)

(14,109,032)	(73,897,218)	(12,709,185)	(65,036,438)	(10,304,983)	(58,597,797)	(10,449,287)	(61,440,943)

53,780,488	144,218,851	73,633,246	155,310,004	51,183,431	126,765,781	50,876,771	106,970,849
14,109,032	73,897,218	12,709,185	65,036,438	10,304,983	58,597,797	10,449,287	61,440,943
(95,469,094)	(131,145,428)	(72,355,670)	(126,628,726)	(50,118,475)	(99,080,596)	(51,332,575)	(86,751,838)

(27,579,574)	86,970,641	13,986,761	93,717,716	11,369,939	86,282,982	9,993,483	81,659,954

43,204,566	184,023,866	99,360,443	207,630,770	93,066,747	190,289,177	98,490,847	193,804,118

1,309,074,481	1,125,050,615	1,231,069,296	1,023,438,526	1,037,824,793	847,535,616	1,068,624,800	874,820,682

$1,352,279,047	$1,309,074,481	$1,330,429,739	$1,231,069,296	$1,130,891,540	$1,037,824,793	$1,167,115,647	$1,068,624,800

101,358,436	94,524,726	91,087,947	83,915,573	76,507,647	69,936,961	79,927,633	73,598,703

4,056,952	11,410,972	5,246,565	11,913,020	3,624,415	9,714,297	3,636,275	8,327,566
1,035,905	5,831,430	878,920	4,969,516	703,412	4,464,920	720,641	4,764,609
(7,155,269)	(10,408,692)	(5,147,801)	(9,710,162)	(3,532,103)	(7,608,531)	(3,665,529)	(6,763,245)

(2,062,412)	6,833,710	977,684	7,172,374	795,724	6,570,686	691,387	6,328,930

99,296,024	101,358,436	92,065,631	91,087,947	77,303,371	76,507,647	80,619,020	79,927,633

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Clear Passage 2050 Fund		Clear Passage 2055 Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,860,876	$17,417,096	$4,288,502	$9,220,327

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	11,268,904	39,088,485	5,265,751	15,407,087
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	60,004,409	78,824,585	34,695,930	46,935,365

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,134,189	135,330,166	44,250,183	71,562,779

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(7,914,983)	(51,541,323)	(4,322,467)	(20,852,274)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(7,914,983)	(51,541,323)	(4,322,467)	(20,852,274)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	46,289,861	100,928,790	37,824,770	74,424,549
Distributions reinvested	7,914,983	51,541,323	4,322,466	20,852,274
Cost of shares redeemed	(42,362,411)	(71,231,167)	(22,400,376)	(34,565,212)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	11,842,433	81,238,946	19,746,860	60,711,611

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,061,639	165,027,789	59,674,576	111,422,116

NET ASSETS, BEGINNING OF PERIOD	829,746,819	664,719,030	450,479,491	339,057,375

NET ASSETS, END OF PERIOD	$912,808,458	$829,746,819	$510,154,067	$450,479,491

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of period	48,668,561	43,738,784	32,950,909	28,269,738

Shares issued	2,598,655	6,138,291	2,642,941	5,748,087
Shares issued as reinvestment of distributions	427,144	3,117,169	290,488	1,597,155
Shares redeemed	(2,370,746)	(4,325,683)	(1,557,151)	(2,664,071)

Net increase (decrease)	655,053	4,929,777	1,376,278	4,681,171

Shares outstanding at end of period	49,323,614	48,668,561	34,327,187	32,950,909

The accompanying notes are an integral part of these financial statements.

Clear Passage 2060 Fund		Clear Passage 2065 Fund		Conservative Allocation Fund		Moderate Allocation Fund
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

$2,270,162	$4,535,947	$794,167	$1,295,780	$1,773,671	$3,560,825	$4,139,608	$8,832,337

1,821,354	6,165,329	(57,298)	350,501	(601,076)	1,391,775	3,830,335	18,129,724

19,255,330	24,876,342	6,839,146	7,896,117	5,392,277	11,860,687	18,533,902	28,967,265

23,346,846	35,577,618	7,576,015	9,542,398	6,564,872	16,813,287	26,503,845	55,929,326

(2,292,255)	(9,588,157)	(783,584)	(2,176,121)	(1,784,172)	(5,593,392)	(4,155,812)	(25,506,727)

(2,292,255)	(9,588,157)	(783,584)	(2,176,121)	(1,784,172)	(5,593,392)	(4,155,812)	(25,506,727)

30,082,034	57,819,106	22,930,747	30,794,535	4,651,889	5,611,685	5,247,584	14,144,412
2,292,255	9,588,157	783,584	2,176,121	1,784,172	5,593,392	4,155,812	25,506,727
(9,063,079)	(14,836,038)	(2,722,990)	(6,788,364)	(13,736,471)	(25,961,885)	(28,276,561)	(59,891,956)

23,311,210	52,571,225	20,991,341	26,182,292	(7,300,410)	(14,756,808)	(18,873,165)	(20,240,817)

44,365,801	78,560,686	27,783,772	33,548,569	(2,519,710)	(3,536,913)	3,474,868	10,181,782

233,290,591	154,729,905	67,707,799	34,159,230	157,941,261	161,478,174	403,090,396	392,908,614

$277,656,392	$233,290,591	$95,491,571	$67,707,799	$155,421,551	$157,941,261	$406,565,264	$403,090,396

19,968,768	15,192,348	5,692,295	3,333,354	14,155,969	15,529,615	30,615,098	32,217,749

2,454,055	5,258,267	1,837,429	2,773,642	409,536	519,616	390,935	1,091,011
180,209	861,075	60,369	192,652	155,145	512,992	298,335	1,981,984
(738,733)	(1,342,922)	(217,967)	(607,353)	(1,214,149)	(2,406,254)	(2,089,444)	(4,675,646)

1,895,531	4,776,420	1,679,831	2,358,941	(649,468)	(1,373,646)	(1,400,174)	(1,602,651)

21,864,299	19,968,768	7,372,126	5,692,295	13,506,501	14,155,969	29,214,924	30,615,098

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Aggressive Allocation Fund		Money Market Fund
	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,134,377	$7,113,089	$13,840,980	$21,906,612

Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	3,320,702	18,336,397	4,077	19,453
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	18,534,487	26,593,289	(164)	(6,226)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,989,566	52,042,775	13,844,893	21,919,839

DISTRIBUTIONS (Notes 2 and 6)
Distributions from distributable earnings	(3,149,196)	(25,881,807)	(11,657,644)	(21,370,350)

NET INCREASE (DECREASE) IN NET ASSETS FROM DISTRIBUTIONS	(3,149,196)	(25,881,807)	(11,657,644)	(21,370,350)

CAPITAL TRANSACTIONS (Note 5)
Proceeds from the sale of shares	4,878,912	7,980,634	81,837,370	344,546,840
Distributions reinvested	3,149,196	25,881,807	11,657,026	21,369,066
Cost of shares redeemed	(24,521,247)	(37,193,382)	(164,621,768)	(114,942,828)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(16,493,139)	(3,330,941)	(71,127,372)	250,973,078

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,347,231	22,830,027	(68,940,123)	251,522,567

NET ASSETS, BEGINNING OF PERIOD	335,537,330	312,707,303	586,399,482	334,876,915

NET ASSETS, END OF PERIOD	$340,884,561	$335,537,330	$517,459,359	$586,399,482

OTHER INFORMATION (Note 5)
Shares outstanding at beginning of period	23,285,344	23,506,156	49,452,048	28,299,649

Shares issued	328,959	567,811	6,887,282	29,040,621
Shares issued as reinvestment of distributions	204,493	1,847,936	983,119	1,804,718
Shares redeemed	(1,637,184)	(2,636,559)	(13,855,346)	(9,692,940)

Net increase (decrease)	(1,103,732)	(220,812)	(5,984,945)	21,152,399

Shares outstanding at end of period	22,181,612	23,285,344	43,467,103	49,452,048

The accompanying notes are an integral part of these financial statements.

Intermediate Bond Fund		Core Bond Fund
For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023	For the Six Months Ended June 30, 2024 (Unaudited)	For the Year Ended December 31, 2023

$15,768,610	$21,287,726	$37,747,294	$55,387,583

(10,176,683)	(37,964,215)	(40,765,566)	(53,609,907)
(2,572,618)	58,344,928	(10,365,020)	95,878,693

3,019,309	41,668,439	(13,383,292)	97,656,369

(12,894,697)	(20,734,790)	(30,994,311)	(56,075,190)

(12,894,697)	(20,734,790)	(30,994,311)	(56,075,190)

103,706,101	189,611,880	280,376,152	454,212,820
12,894,697	20,734,790	30,988,686	56,064,005
(125,102,261)	(160,132,833)	(215,872,286)	(332,811,407)

(8,501,463)	50,213,837	95,492,552	177,465,418

(18,376,851)	71,147,486	51,114,949	219,046,597

949,550,093	878,402,607	2,060,113,232	1,841,066,635

$931,173,242	$949,550,093	$2,111,228,181	$2,060,113,232

98,461,581	93,142,276	165,444,728	150,726,687

10,905,762	20,040,800	22,925,708	37,294,206
1,353,936	2,191,840	2,545,044	4,604,851
(13,120,498)	(16,913,335)	(17,690,582)	(27,181,016)

(860,800)	5,319,305	7,780,170	14,718,041

97,600,781	98,461,581	173,224,898	165,444,728

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2024 and five years ended December 31, 2023 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Equity Index Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$58.29		$48.82	$62.41	$51.15	$47.89	$37.75

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.42		0.87	0.79	0.73	0.92	0.81
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	8.44		11.79	(12.20)	13.70	7.52	10.88

Total From Investment Operations	8.86		12.66	(11.41)	14.43	8.44	11.69

Less Distributions
From Net Investment Income	(0.36)		(0.85)	(0.78)	(0.70)	(1.68)	(0.74)
From Net Realized Gains	—		(2.34)	(1.40)	(2.47)	(3.50)	(0.81)

Total Distributions	(0.36)		(3.19)	(2.18)	(3.17)	(5.18)	(1.55)

Net Asset Value, End of Period	$66.79		$58.29	$48.82	$62.41	$51.15	$47.89

Total Return (%)(g)	15.20	(b)	26.12	(18.24)	28.50	18.20	31.31
Net Assets, End of Period ($ millions)	5,653		5,201	4,330	4,992	3,714	3,478
Ratio of Net Income (Loss) to Average Net Assets (%)	1.31	(c)	1.57	1.51	1.27	1.72	1.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.15	(c)	0.14	0.14	0.13	0.15	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.14	(c)	0.14	0.14	0.13	0.15	0.13
Portfolio Turnover Rate (%)(a)	4.14	(b)	4.07	3.14	7.01	5.77	3.01

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA All America Fund							MoA Small Cap Value Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)			2023	2022	2021	2020(e)	2019(e)

$21.58		$19.76	$27.73	$24.18	$24.24	$20.50	$13.80		$13.44	$16.52	$13.45	$15.11	$13.58

0.12		0.25	0.25	0.25	0.34	0.35	0.11		0.24	0.19	0.17	0.23	0.23
2.02		3.67	(5.21)	6.18	3.31	5.31	(0.11)		1.00	(1.83)	4.12	(1.03)	2.30

2.14		3.92	(4.96)	6.43	3.65	5.66	—	(f)	1.24	(1.64)	4.29	(0.80)	2.53

(0.09)		(0.24)	(0.25)	(0.20)	(0.63)	(0.30)	(0.08)		(0.22)	(0.18)	(0.09)	(0.41)	(0.13)
—		(1.86)	(2.76)	(2.68)	(3.08)	(1.62)	—		(0.66)	(1.26)	(1.13)	(0.45)	(0.87)

(0.09)		(2.10)	(3.01)	(2.88)	(3.71)	(1.92)	(0.08)		(0.88)	(1.44)	(1.22)	(0.86)	(1.00)

$23.63		$21.58	$19.76	$27.73	$24.18	$24.24	$13.72		$13.80	$13.44	$16.52	$13.45	$15.11

9.96	(b)	20.33	(17.70)	27.07	16.78	28.36	0.01	(b)	9.59	(9.82)	32.29	(4.01)	19.10
306		299	281	374	320	312	376		409	413	580	472	518
1.00	(c)	1.17	1.07	0.90	1.33	1.43	1.52	(c)	1.78	1.15	1.03	1.90	1.68
0.51	(c)	0.53	0.54	0.49	0.52	0.49	0.82	(c)	0.84	0.82	0.80	0.82	0.81
0.51	(c)	0.53	0.54	0.49	0.52	0.49	0.81	(c)	0.84	0.82	0.80	0.82	0.81
12.83	(b)	31.84	19.24	19.84	24.07	26.06	28.72	(b)	22.33	8.40	33.93	42.64	43.17

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Small Cap Growth Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$12.72		$11.01	$16.22	$17.53	$14.63	$12.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.01)		(0.01)	(0.01)	(0.03)	(0.02)	0.02
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.42		1.73	(4.60)	1.74	6.01	3.24

Total From Investment Operations	0.41		1.72	(4.61)	1.71	5.99	3.26

Less Distributions
From Net Investment Income	—		—	—	(0.01)	(0.06)	(0.01)
From Net Realized Gains	—		(0.01)	(0.60)	(3.01)	(3.03)	(1.24)
Return of Capital	—		—	—	—	—	—

Total Distributions	—		(0.01)	(0.60)	(3.02)	(3.09)	(1.25)

Net Asset Value, End of Period	$13.13		$12.72	$11.01	$16.22	$17.53	$14.63

Total Return (%)(g)	3.22	(b)	15.63	(28.37)	10.38	43.31	26.59
Net Assets, End of Period ($ millions)	393		416	432	673	667	609
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.18	)(c)	(0.12)	(0.05)	(0.24)	(0.17)	0.17
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.82	(c)	0.84	0.83	0.80	0.81	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	(c)	0.84	0.83	0.80	0.81	0.81
Portfolio Turnover Rate (%)(a)	25.79	(b)	49.48	61.61	45.18	70.58	56.25

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Small Cap Equity Index Fund							MoA Mid Cap Value Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)			2023	2022	2021	2020(e)	2019(e)

$10.21		$9.08	$11.59	$10.74	$9.93	$8.28	$16.28		$15.65	$19.21	$15.53	$16.36	$13.39

0.09		0.16	0.13	0.16	0.07	0.14	0.13		0.23	0.23	0.26	0.44	0.29
(0.17)		1.26	(2.03)	2.62	0.94	1.72	0.43		0.85	(2.32)	5.01	(0.14)	3.28

(0.08)		1.42	(1.90)	2.78	1.01	1.86	0.56		1.08	(2.09)	5.27	0.30	3.57

(0.07)		(0.15)	(0.12)	(0.15)	(0.07)	(0.13)	(0.10)		(0.20)	(0.29)	(0.14)	(0.53)	(0.21)
—		(0.14)	(0.49)	(1.78)	(0.13)	(0.08)	—		(0.25)	(1.18)	(1.45)	(0.48)	(0.39)
—		—	—	—	—	—	—		—	—	—	(0.12)	—

(0.07)		(0.29)	(0.61)	(1.93)	(0.20)	(0.21)	(0.10)		(0.45)	(1.47)	(1.59)	(1.13)	(0.60)

$10.06		$10.21	$9.08	$11.59	$10.74	$9.93	$16.74		$16.28	$15.65	$19.21	$15.53	$16.36

(0.79	)(b)	15.87	(16.31)	26.56	10.62	22.40	3.51	(b)	6.96	(10.67)	34.35	2.82	27.04
199		205	179	143	107	29	164		157	115	131	90	99
1.72	(c)	1.76	1.54	1.29	1.51	1.50	1.58	(c)	1.61	1.34	1.47	2.96	1.85
0.28	(c)	0.24	0.25	0.25	0.39	0.42	0.66	(c)	0.74	0.70	0.65	0.74	0.66
0.14	(c)	0.14	0.14	0.14	0.12	0.14	0.66	(c)	0.73	0.70	0.65	0.74	0.66
17.64	(b)	43.99	29.55	69.91	42.67	97.06	16.02	(b)	29.02	11.44	23.84	23.65	17.65

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Mid Cap Equity Index Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$20.10		$18.91	$25.12	$23.07	$22.45	$19.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16		0.34	0.36	0.33	0.32	0.33
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.07		2.66	(3.76)	5.21	2.37	4.57

Total From Investment Operations	1.23		3.00	(3.40)	5.54	2.69	4.90

Less Distributions
From Net Investment Income	(0.12)		(0.28)	(0.31)	(0.30)	(0.59)	(0.27)
From Net Realized Gains	—		(1.53)	(2.50)	(3.19)	(1.48)	(1.49)
Return of Capital	—		—	—	—	—	—

Total Distributions	(0.12)		(1.81)	(2.81)	(3.49)	(2.07)	(1.76)

Net Asset Value, End of Period	$21.21		$20.10	$18.91	$25.12	$23.07	$22.45

Total Return (%)(g)	6.12	(b)	16.25	(13.23)	24.56	13.50	26.01
Net Assets, End of Period ($ millions)	1,503		1,501	1,600	2,118	1,856	1,681
Ratio of Net Income (Loss) to Average Net Assets (%)	1.46	(c)	1.63	1.58	1.24	1.56	1.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.16	(c)	0.15	0.16	0.14	0.15	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	(c)	0.15	0.16	0.14	0.15	0.13
Portfolio Turnover Rate (%)(a)	14.14	(b)	19.60	19.54	25.62	13.14	14.30

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Balanced Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)

$18.82		$17.39	$21.18	$19.16	$18.68	$16.75

0.21		0.39	0.35	0.32	0.37	0.39
1.67		2.21	(2.91)	2.80	1.75	2.78

1.88		2.60	(2.56)	3.12	2.12	3.17

(0.18)		(0.40)	(0.36)	(0.32)	(0.77)	(0.41)
—		(0.77)	(0.87)	(0.78)	(0.87)	(0.83)
—		—	—	—	—	—

(0.18)		(1.17)	(1.23)	(1.10)	(1.64)	(1.24)

$20.52		$18.82	$17.39	$21.18	$19.16	$18.68

10.01	(b)	15.07	(12.02)	16.48	11.77	19.37
195		187	180	218	191	194
2.09	(c)	2.09	1.81	1.53	1.76	2.12
0.53	(c)	0.54	0.54	0.46	0.54	0.50
0.52	(c)	0.54	0.54	0.46	0.54	0.50
22.00	(b)	50.33	25.01	23.68	38.58	41.92

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA International Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$8.20		$7.24	$9.26	$9.34	$9.05	$7.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.18		0.29	0.31	0.20	0.14	0.23
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.41		1.09	(1.44)	0.74	0.56	1.36

Total From Investment Operations	0.59		1.38	(1.13)	0.94	0.70	1.59

Less Distributions
From Net Investment Income	(0.17)		(0.42)	(0.23)	(0.16)	(0.38)	(0.20)
From Net Realized Gains	—		—	(0.66)	(0.86)	(0.03)	—
Return of Capital	—		—	—	—	— (f)	—

Total Distributions	(0.17)		(0.42)	(0.89)	(1.02)	(0.41)	(0.20)

Net Asset Value, End of Period	$8.62		$8.20	$7.24	$9.26	$9.34	$9.05

Total Return (%)(g)	7.11	(b)	19.55	(11.09)	10.37	8.19	21.01
Net Assets, End of Period ($ millions)	1,592		1,460	1,202	1,203	940	720
Ratio of Net Income (Loss) to Average Net Assets (%)	4.38	(c)	3.83	4.10	2.05	2.20	3.26
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(h)	0.27	(c)	0.14	0.13	0.12	0.13	0.12
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(h)	0.21	(c)	0.13	0.13	0.12	0.13	0.12
Portfolio Turnover Rate (%)(a)	13.84	(b)	20.14	18.25	123.53	4.69	3.61

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Catholic Values Index Fund							MoA Retirement Income Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,			Period Ended December 31,		Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(j)				2023	2022	2021	2020(e)	2019(e)

$13.51		$10.97	$14.06	$11.17	$10.00		$10.90		$10.24	$12.26	$12.09	$12.09	$11.18

0.08		0.17	0.15	0.15	0.04		0.14		0.26	0.17	0.15	0.41	0.18
1.68		2.71	(2.98)	3.07	1.17		0.26		0.74	(1.54)	0.54	0.49	1.14

1.76		2.88	(2.83)	3.22	1.21		0.40		1.00	(1.37)	0.69	0.90	1.32

(0.07)		(0.17)	(0.15)	(0.14)	(0.04)		(0.14)		(0.26)	(0.17)	(0.16)	(0.60)	(0.20)
—		(0.17)	(0.11)	(0.19)	—	(f)	—		(0.08)	(0.48)	(0.36)	(0.30)	(0.21)
—		—	—	—	—		—		—	—	—	—	—

(0.07)		(0.34)	(0.26)	(0.33)	(0.04)		(0.14)		(0.34)	(0.65)	(0.52)	(0.90)	(0.41)

$15.20		$13.51	$10.97	$14.06	$11.17		$11.16		$10.90	$10.24	$12.26	$12.09	$12.09

13.02	(b)	26.37	(20.10)	28.99	12.12	(b)	3.64	(b)	9.91	(11.12)	5.77	7.59	11.85
7		6	4	5	3		199		207	203	224	193	138
1.13	(c)	1.39	1.36	1.16	1.57	(c)	2.42	(c)	2.40	1.58	1.22	4.25	1.87
3.79	(c)	2.94	2.53	2.14	2.18	(c)	0.15	(c)	0.16	0.13	0.11	0.11	0.12
0.21	(c)	0.22	0.22	0.22	0.15	(c)	0.15	(c)	0.16	0.13	0.11	0.11	0.12
11.04	(b)	25.23	13.48	9.54	16.38	(b)	10.01	(b)	25.22	32.16	28.07	23.13	10.49

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2015 Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022		2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$8.63		$8.13	$9.45		$9.90	$10.49	$9.73

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.10		0.20	0.13		0.13	0.39	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.24		0.65	(1.27)		0.63	0.37	1.27

Total From Investment Operations	0.34		0.85	(1.14)		0.76	0.76	1.47

Less Distributions
From Net Investment Income	(0.10)		(0.21)	(0.13)		(0.15)	(0.59)	(0.22)
From Net Realized Gains	—		(0.14)	(0.02)		(1.09)	(0.76)	(0.49)

Total Distributions	(0.10)		(0.35)	(0.15)		(1.24)	(1.35)	(0.71)

Capital Contribution from Adviser	—		—	(0.03	)(l)	0.03 (l)	—	—

Net Asset Value, End of Period	$8.87		$8.63	$8.13		$9.45	$9.90	$10.49

Total Return (%)(g)	3.94	(b)	10.55	(12.38)		8.11	7.65	15.34
Net Assets, End of Period ($ millions)	109		111	113		141	140	149
Ratio of Net Income (Loss) to Average Net Assets (%)	2.34	(c)	2.34	1.53		1.26	3.63	1.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.19	(c)	0.22	0.16		0.13	0.12	0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.18	(c)	0.22	0.16		0.13	0.12	0.11
Portfolio Turnover Rate (%)(a)	9.99	(b)	19.08	24.14		24.63	25.28	13.69

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(l)

In 2021, the Clear Passage 2015 Fund had accrued a non-recurring capital contribution from the Adviser of $410,599 to reflect the estimated lost opportunity cost arising when a portion of the portfolio was uninvested. The 2022 amount disclosed includes adjustments to the prior accrual to record the final settlement amount of the capital contribution accrued as of December 31, 2021.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2020 Fund							MoA Clear Passage 2025 Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)			2023	2022	2021	2020(e)	2019(e)

$10.18		$9.55	$12.16	$11.84	$12.42	$11.25	$11.83		$10.98	$13.97	$13.29	$13.65	$12.02

0.13		0.26	0.18	0.16	0.46	0.22	0.16		0.29	0.20	0.18	0.48	0.20
0.31		0.86	(1.78)	0.99	0.62	1.71	0.49		1.18	(2.11)	1.39	0.85	2.15

0.44		1.12	(1.60)	1.15	1.08	1.93	0.65		1.47	(1.91)	1.57	1.33	2.35

(0.13)		(0.26)	(0.18)	(0.20)	(0.70)	(0.23)	(0.14)		(0.29)	(0.21)	(0.23)	(0.72)	(0.23)
—		(0.23)	(0.83)	(0.63)	(0.96)	(0.53)	—		(0.33)	(0.87)	(0.66)	(0.97)	(0.49)

(0.13)		(0.49)	(1.01)	(0.83)	(1.66)	(0.76)	(0.14)		(0.62)	(1.08)	(0.89)	(1.69)	(0.72)

—		—	—	—	—	—	—		—	—	—	—	—

$10.49		$10.18	$9.55	$12.16	$11.84	$12.42	$12.34		$11.83	$10.98	$13.97	$13.29	$13.65

4.31	(b)	11.83	(13.06)	9.80	9.11	17.53	5.48	(b)	13.59	(13.56)	11.96	10.26	19.79
473		491	504	621	594	608	1,114		1,129	1,057	1,203	1,020	946
2.36	(c)	2.48	1.65	1.29	3.66	1.85	2.25	(c)	2.50	1.69	1.29	3.68	1.81
0.12	(c)	0.12	0.09	0.08	0.07	0.08	0.11	(c)	0.10	0.08	0.08	0.07	0.07
0.11	(c)	0.11	0.09	0.08	0.07	0.08	0.10	(c)	0.09	0.08	0.08	0.07	0.07
6.18	(b)	21.68	19.16	22.78	22.40	10.33	8.44	(b)	22.19	18.16	15.42	16.72	5.08

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2030 Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$12.92		$11.90	$15.25	$14.08	$14.32	$12.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.31	0.22	0.19	0.48	0.20
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.70		1.48	(2.40)	1.94	1.10	2.47

Total From Investment Operations	0.84		1.79	(2.18)	2.13	1.58	2.67

Less Distributions
From Net Investment Income	(0.14)		(0.31)	(0.22)	(0.26)	(0.73)	(0.22)
From Net Realized Gains	—		(0.46)	(0.95)	(0.70)	(1.09)	(0.49)

Total Distributions	(0.14)		(0.77)	(1.17)	(0.96)	(1.82)	(0.71)

Net Asset Value, End of Period	$13.62		$12.92	$11.90	$15.25	$14.08	$14.32

Total Return (%)(g)	6.52	(b)	15.25	(14.14)	15.29	11.67	21.93
Net Assets, End of Period ($ millions)	1,352		1,309	1,125	1,231	981	854
Ratio of Net Income (Loss) to Average Net Assets (%)	2.11	(c)	2.46	1.67	1.25	3.67	1.71
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.11	(c)	0.10	0.08	0.08	0.07	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.10	(c)	0.09	0.08	0.08	0.07	0.07
Portfolio Turnover Rate (%)(a)	8.87	(b)	19.17	15.52	13.45	12.53	4.23

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2035 Fund							MoA Clear Passage 2040 Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)			2023	2022	2021	2020(e)	2019(e)

$13.52		$12.20	$16.00	$14.40	$14.59	$12.43	$13.56		$12.12	$16.15	$14.44	$14.48	$12.23

0.14		0.31	0.23	0.20	0.48	0.19	0.13		0.31	0.23	0.20	0.47	0.18
0.93		1.76	(2.69)	2.34	1.25	2.70	1.07		1.93	(2.75)	2.64	1.37	2.74

1.07		2.07	(2.46)	2.54	1.73	2.89	1.20		2.24	(2.52)	2.84	1.84	2.92

(0.14)		(0.32)	(0.24)	(0.29)	(0.72)	(0.22)	(0.13)		(0.31)	(0.24)	(0.30)	(0.70)	(0.21)
—		(0.43)	(1.10)	(0.65)	(1.20)	(0.51)	—		(0.49)	(1.27)	(0.83)	(1.18)	(0.46)

(0.14)		(0.75)	(1.34)	(0.94)	(1.92)	(0.73)	(0.13)		(0.80)	(1.51)	(1.13)	(1.88)	(0.67)

$14.45		$13.52	$12.20	$16.00	$14.40	$14.59	$14.63		$13.56	$12.12	$16.15	$14.44	$14.48

7.92	(b)	17.26	(15.20)	17.84	12.61	23.62	8.88	(b)	18.87	(15.37)	19.89	13.43	24.25
1,330		1,231	1,023	1,101	846	712	1,131		1,038	848	925	708	587
1.98	(c)	2.44	1.70	1.25	3.67	1.64	1.89	(c)	2.40	1.69	1.22	3.59	1.59
0.11	(c)	0.10	0.08	0.08	0.07	0.08	0.11	(c)	0.10	0.08	0.08	0.07	0.08
0.10	(c)	0.10	0.08	0.08	0.07	0.08	0.10	(c)	0.10	0.08	0.08	0.07	0.08
9.53	(b)	18.50	16.15	8.93	11.53	3.33	9.93	(b)	18.97	10.97	11.55	12.53	2.38

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2045 Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$13.37		$11.89	$15.97	$14.28	$14.32	$12.14

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.13		0.30	0.22	0.19	0.45	0.18
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.11		1.99	(2.75)	2.71	1.34	2.75

Total From Investment Operations	1.24		2.29	(2.53)	2.90	1.79	2.93

Less Distributions
From Net Investment Income	(0.13)		(0.31)	(0.23)	(0.29)	(0.68)	(0.21)
From Net Realized Gains	—		(0.50)	(1.32)	(0.92)	(1.15)	(0.54)

Total Distributions	(0.13)		(0.81)	(1.55)	(1.21)	(1.83)	(0.75)

Net Asset Value, End of Period	$14.48		$13.37	$11.89	$15.97	$14.28	$14.32

Total Return (%)(g)	9.26	(b)	19.64	(15.59)	20.57	13.31	24.54
Net Assets, End of Period ($ millions)	1,167		1,069	875	957	733	611
Ratio of Net Income (Loss) to Average Net Assets (%)	1.87	(c)	2.38	1.68	1.19	3.54	1.54
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.11	(c)	0.10	0.08	0.08	0.07	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.11	(c)	0.10	0.08	0.08	0.07	0.08
Portfolio Turnover Rate (%)(a)	8.26	(b)	14.87	13.09	11.96	10.77	2.56

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(j)	Amount is less than $0.00005 per share.

(i)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(j)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2050 Fund							MoA Clear Passage 2055 Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)			2023	2022	2021	2020(e)	2019(e)

$17.05		$15.20	$20.31	$17.92	$17.47	$14.64	$13.67		$11.99	$15.99	$13.98	$13.31	$11.02

0.16		0.38	0.28	0.24	0.54	0.19	0.13		0.30	0.21	0.18	0.38	0.10
1.46		2.59	(3.52)	3.45	1.68	3.37	1.19		2.05	(2.77)	2.74	1.41	2.56

1.62		2.97	(3.24)	3.69	2.22	3.56	1.32		2.35	(2.56)	2.92	1.79	2.66

(0.16)		(0.39)	(0.29)	(0.38)	(0.81)	(0.23)	(0.13)		(0.30)	(0.23)	(0.29)	(0.57)	(0.12)
—		(0.73)	(1.58)	(0.92)	(0.96)	(0.50)	—		(0.37)	(1.21)	(0.62)	(0.55)	(0.25)

(0.16)		(1.12)	(1.87)	(1.30)	(1.77)	(0.73)	(0.13)		(0.67)	(1.44)	(0.91)	(1.12)	(0.37)

$18.51		$17.05	$15.20	$20.31	$17.92	$17.47	$14.86		$13.67	$11.99	$15.99	$13.98	$13.31

9.49	(b)	19.94	(15.66)	20.82	13.39	24.65	9.65	(b)	19.98	(15.77)	21.11	13.93	24.39
913		830	665	717	536	425	510		450	339	330	220	144
1.81	(c)	2.36	1.66	1.18	3.56	1.53	1.79	(c)	2.38	1.64	1.16	3.66	1.58
0.11	(c)	0.11	0.09	0.08	0.08	0.08	0.13	(c)	0.13	0.11	0.10	0.11	0.12
0.11	(c)	0.10	0.09	0.08	0.08	0.08	0.12	(c)	0.12	0.11	0.10	0.11	0.12
6.39	(b)	16.86	12.91	11.57	9.80	2.11	7.20	(b)	14.85	12.88	10.49	7.28	0.57

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Clear Passage 2060 Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$11.68		$10.18	$13.58	$11.87	$11.12	$8.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.11		0.25	0.18	0.16	0.28	0.08
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.02		1.77	(2.34)	2.38	1.25	2.11

Total From Investment Operations	1.13		2.02	(2.16)	2.54	1.53	2.19

Less Distributions
From Net Investment Income	(0.11)		(0.25)	(0.19)	(0.26)	(0.42)	(0.01)
From Net Realized Gains	—		(0.27)	(1.05)	(0.57)	(0.36)	(0.01)

Total Distributions	(0.11)		(0.52)	(1.24)	(0.83)	(0.78)	(0.02)

Net Asset Value, End of Period	$12.70		$11.68	$10.18	$13.58	$11.87	$11.12

Total Return (%)(g)	9.64	(b)	20.19	(15.72)	21.60	14.08	24.53
Net Assets, End of Period ($ millions)	278		233	155	130	72	30
Ratio of Net Income (Loss) to Average Net Assets (%)	1.78	(c)	2.39	1.62	1.25	4.14	1.95
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.15	(c)	0.17	0.17	0.16	0.22	0.51
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.14	(c)	0.17	0.17	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	5.84	(b)	12.15	12.95	14.26	6.7	1.73

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Clear Passage 2065 Fund									MoA Conservative Allocation Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,			Period Ended December 31,		Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)(k)				2023	2022	2021	2020(e)	2019(e)

$11.89		$10.25	$13.20	$11.45	$10.00		$11.16		$10.40	$12.86	$12.67	$12.71	$11.65

0.11		0.26	0.18	0.16	0.22		0.15		0.25	0.19	0.18	0.48	0.24
1.06		1.81	(2.26)	2.31	1.59		0.33		0.91	(1.80)	0.80	0.67	1.38

1.17		2.07	(2.08)	2.47	1.81		0.48		1.16	(1.61)	0.98	1.15	1.62

(0.11)		(0.26)	(0.19)	(0.26)	(0.24)		(0.13)		(0.26)	(0.19)	(0.20)	(0.74)	(0.26)
—		(0.17)	(0.68)	(0.46)	(0.12)		—		(0.14)	(0.66)	(0.59)	(0.45)	(0.30)

(0.11)		(0.43)	(0.87)	(0.72)	(0.36)		(0.13)		(0.40)	(0.85)	(0.79)	(1.19)	(0.56)

$12.95		$11.89	$10.25	$13.20	$11.45		$11.51		$11.16	$10.40	$12.86	$12.67	$12.71

9.86	(b)	20.50	(15.54)	21.73	18.16	(b)	4.31	(b)	11.22	(12.44)	7.82	9.32	13.99
95		68	34	17	3		155		158	161	201	188	178
1.94	(c)	2.62	1.88	1.44	3.4	(b)	2.29	(c)	2.24	1.63	1.36	3.81	2.07
0.21	(c)	0.43	0.63	1.15	4.61	(c)	0.09	(c)	0.13	0.08	0.06	0.06	0.05
0.04	(c)	0.05	0.05	0.05	0.05	(c)	0.08	(c)	0.13	0.08	0.06	0.06	0.05
5.70	(b)	17.62	16.45	28.1	10.76	(b)	11.72	(b)	12.65	10.16	16.91	10.07	9.54

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Moderate Allocation Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$13.17		$12.20	$15.98	$15.14	$15.51	$13.85

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.30	0.24	0.22	0.58	0.29
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.75		1.53	(2.49)	1.90	1.13	2.32

Total From Investment Operations	0.89		1.83	(2.25)	2.12	1.71	2.61

Less Distributions
From Net Investment Income	(0.14)		(0.30)	(0.24)	(0.28)	(0.89)	(0.31)
From Net Realized Gains	—		(0.56)	(1.29)	(1.00)	(1.19)	(0.64)

Total Distributions	(0.14)		(0.86)	(1.53)	(1.28)	(2.08)	(0.95)

Net Asset Value, End of Period	$13.92		$13.17	$12.20	$15.98	$15.14	$15.51

Total Return (%)(g)	6.75	(b)	15.34	(13.91)	14.19	11.67	19.15
Net Assets, End of Period ($ millions)	407		403	393	487	444	433
Ratio of Net Income (Loss) to Average Net Assets (%)	2.06	(c)	2.25	1.71	1.34	3.69	1.91
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.04	0.03	0.03	0.03
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.06	(c)	0.07	0.04	0.03	0.03	0.03
Portfolio Turnover Rate (%)(a)	6.87	(b)	12.56	8.74	14.83	10.69	8.40

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Aggressive Allocation Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)

$14.41		$13.30	$17.86	$16.80	$17.36	$15.30

0.14		0.32	0.26	0.23	0.59	0.29
0.96		1.94	(3.02)	2.78	1.60	3.10

1.10		2.26	(2.76)	3.01	2.19	3.39

(0.14)		(0.32)	(0.27)	(0.35)	(0.92)	(0.33)
—		(0.83)	(1.53)	(1.60)	(1.83)	(1.00)

(0.14)		(1.15)	(1.80)	(1.95)	(2.75)	(1.33)

$15.37		$14.41	$13.30	$17.86	$16.80	$17.36

7.64	(b)	17.52	(15.24)	18.21	13.72	22.74
341		336	313	390	337	320
1.86	(c)	2.21	1.66	1.22	3.50	1.69
0.08	(c)	0.08	0.05	0.04	0.04	0.04
0.07	(c)	0.08	0.05	0.04	0.04	0.04
6.08	(b)	10.51	9.54	13.06	10.23	9.06

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS (Continued)

	MoA Money Market Fund
	Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
			2023	2022	2021	2020(e)	2019(e)

Net Asset Value, Beginning of Period	$11.858		$11.833	$11.827	$11.852	$12.315	$12.2150

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.310		0.559	0.157	(0.020)	0.185	0.3293
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.005)		0.015	0.003	(0.005)	(0.148)	(0.0838)

Total From Investment Operations	0.305		0.574	0.160	(0.025)	0.037	0.2455

Less Distributions
From Net Investment Income	(0.258)		(0.549)	(0.154)	—	(0.499)	(0.1457)
From Net Realized Gains	—		— (l)	—	—	(0.001)	— (i)
Return of Capital	—		—	—	—	— (l)	—

Total Distributions	(0.258)		(0.549)	(0.154)	—	(0.500)	(0.1457)

Net Asset Value, End of Period	$11.905		$11.858	$11.833	$11.827	$11.852	$12.3148

Total Return (%)(g)	2.60	(b)	4.99	1.31	(0.17)	0.28	2.01
Net Assets, End of Period ($ millions)	517		586	335	173	122	154
Ratio of Net Income (Loss) to Average Net Assets (%)	5.15	(c)	4.90	1.71	(0.20)	0.40	2.02
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	(c)	0.23	0.24	0.26	0.27	0.24
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.24	(c)	0.23	0.24	0.26	0.27	0.24
Portfolio Turnover Rate (%)(a)	NA	(b)	NA	NA	NA	NA	NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Asset Allocation Funds and Target Date Funds exclude expenses of the underlying funds.

(e)

On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis.

(f)	Amount is less than $0.005 per share.

(g)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(h)	International Fund excludes the expenses of its ETF investments.

(i)	Amount is less than $0.00005 per share.

(j)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.

(k)	For the period August 3, 2020 (commencement of operations) through December 31, 2020.

(l)	Amount is less than $0.0005 per share.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

MoA Intermediate Bond Fund							MoA Core Bond Fund
Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2024 (Unaudited)		Years Ended December 31,
		2023	2022	2021	2020(e)	2019(e)			2023	2022	2021	2020(e)	2019(e)

$9.64		$9.43	$10.36	$10.79	$10.63	$10.24	$12.45		$12.21	$14.32	$15.01	$14.77	$14.07

0.16		0.22	0.14	0.14	0.15	0.21	0.22		0.36	0.27	0.23	0.28	0.35
(0.13)		0.21	(0.93)	(0.36)	0.39	0.41	(0.30)		0.24	(2.09)	(0.60)	0.67	0.72

0.03		0.43	(0.79)	(0.22)	0.54	0.62	(0.08)		0.60	(1.82)	(0.37)	0.95	1.07

(0.13)		(0.22)	(0.14)	(0.14)	(0.38)	(0.23)	(0.18)		(0.36)	(0.29)	(0.27)	(0.70)	(0.37)
—		—	— (f)	(0.07)	— (f)	—	—		—	—	(0.05)	(0.01)	—
—		—	—	—	—	—	—		—	—	—	— (f)	—

(0.13)		(0.22)	(0.14)	(0.21)	(0.38)	(0.23)	(0.18)		(0.36)	(0.29)	(0.32)	(0.71)	(0.37)

$9.54		$9.64	$9.43	$10.36	$10.79	$10.63	$12.19		$12.45	$12.21	$14.32	$15.01	$14.77

0.37	(b)	4.62	(7.66)	(2.02)	5.05	6.04	(0.64	)(b)	5.03	(12.79)	(2.45)	6.40	7.65
931		950	878	866	829	672	2,111		2,060	1,841	2,049	1,873	1,574
3.43	(c)	2.39	1.42	1.32	1.79	2.26	3.64	(c)	2.94	2.07	1.56	2.03	2.70
0.48	(c)	0.47	0.45	0.44	0.46	0.45	0.46	(c)	0.45	0.43	0.43	0.45	0.44
0.47	(c)	0.46	0.45	0.44	0.46	0.45	0.45	(c)	0.44	0.43	0.43	0.45	0.44
30.54	(b)	50.30	21.07	17.57	10.72	19.47	24.96	(b)	34.81	33.44	31.53	28.98	13.36

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2024

1.	ORGANIZATION

The Investment Company is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund.” It is registered under the Investment Company Act of 1940. The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares to various types of investors, including separate accounts of affiliated insurance companies. The Investment Company issues separate series of capital stock, each of which represents a separate Fund (collectively, “the Funds”). The financial statements for each of the Funds are contained within this report.

As of June 30, 2024 there were 28 active funds (collectively the “Funds”), as follows:

Single Mandate Funds	Target Date and Asset Allocation Funds
MoA Equity Index Fund	MoA Retirement Income Fund
MoA All America Fund	MoA Clear Passage 2015 Fund
MoA Small Cap Value Fund	MoA Clear Passage 2020 Fund
MoA Small Cap Growth Fund	MoA Clear Passage 2025 Fund
MoA Small Cap Equity Index Fund	MoA Clear Passage 2030 Fund
MoA Mid Cap Value Fund	MoA Clear Passage 2035 Fund
MoA Mid Cap Equity Index Fund	MoA Clear Passage 2040 Fund
MoA International Fund	MoA Clear Passage 2045 Fund
MoA Catholic Values Index Fund	MoA Clear Passage 2050 Fund
MoA Money Market Fund	MoA Clear Passage 2055 Fund
MoA Intermediate Bond Fund	MoA Clear Passage 2060 Fund
MoA Core Bond Fund	MoA Clear Passage 2065 Fund
MoA Conservative Allocation Fund
MoA Moderate Allocation Fund
MoA Aggressive Allocation Fund
MoA Balanced Fund

Investment Company shares are issued to retail and institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares are issued to Mutual of America Life Insurance Company (“Mutual of America Life”) for allocation to its Separate Accounts as a funding medium for variable accumulation annuity contracts, as well as directly issued to one or more of the Investment Company’s Target Date Funds and the MoA Conservative Allocation, MoA Moderate Allocation and MoA Aggressive Allocation Funds (collectively, “Allocation Funds”). The Board of Directors of the Investment Company (the “Board”) has appointed Foreside Fund Services, LLC as principal underwriter for the distribution of the Funds’ shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2024, management determined that the fair value inputs used for all equity securities were considered Level 1, with the exception of two securities in the Small Cap Equity Index Fund and Catholic Values Index Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one debt security in the Core Bond Fund (see Note (a) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2024:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:*
Equity Index Fund
Common Stock	$5,646,199,997	—	—		$5,646,199,997
Short-Term Debt Securities	—	$4,285,859	—		$4,285,859
Temporary Cash Investment	—	$2,010,055	—		$2,010,055

	$5,646,199,997	$6,295,914	—		$5,652,495,911
All America Fund
Common Stock	$303,297,211	—	—		$303,297,211
Short-Term Debt Securities	—	$1,694,172	—		$1,694,172
Temporary Cash Investment	—	$2,605,199	—		$2,605,199

	$303,297,211	$4,299,371	—		$307,596,582
Small Cap Value Fund
Common Stock	$367,163,903	—	—		$367,163,903
Short-Term Debt Securities	—	$7,475,180	—		$7,475,180
Temporary Cash Investment	—	$1,392,112	—		$1,392,112

	$367,163,903	$8,867,292	—		$376,031,195
Small Cap Growth Fund
Common Stock	$389,285,487	—	—		$389,285,487
Short-Term Debt Securities	—	$3,292,387	—		$3,292,387
Temporary Cash Investment	—	$1,931,145	—		$1,931,145

	$389,285,487	$5,223,532	—		$394,509,019
Small Cap Equity Index Fund
Common Stock	$199,306,915	—	—	(a)	$199,306,915
Temporary Cash Investment	—	$188,220	—		$188,220

	$199,306,915	$188,220	—		$199,495,135
Mid Cap Value Fund
Common Stock	$161,764,366	—	—		$161,764,366
Short-Term Debt Securities	—	$6,293,870	—		$6,293,870
Temporary Cash Investment	—	$71,424	—		$71,424

	$161,764,366	$6,365,294	—		$168,129,660
Mid Cap Equity Index Fund
Common Stock	$1,500,637,881	—	—		$1,500,637,881
Temporary Cash Investment	—	$1,623,587	—		$1,623,587

	$1,500,637,881	$1,623,587	—		$1,502,261,468

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Balanced Fund
Common Stock	$121,975,285	—	—		$121,975,285
U.S. Government Debt	—	$17,992,728	—		$17,992,728
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$22,557,850	—		$22,557,850
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$1,887,050	—		$1,887,050
Long-Term Corporate Debt	—	$22,194,675	—		$22,194,675
Short-Term Debt Securities	—	$4,978,769	—		$4,978,769
Commercial Paper	—	$2,200,000	—		$2,200,000
Temporary Cash Investment	—	$478,746	—		$478,746

	$121,975,285	$72,289,818	—		$194,265,103
International Fund
Common Stock	$79,648,968	$1,480,540,830	—		$1,560,189,798
Short-Term Debt Securities	—	$16,879,406	—		$16,879,406
Temporary Cash Investment	—	$6,770,472	—		$6,770,472

	$79,648,968	$1,504,190,708	—		$1,583,839,676
Catholic Values Index Fund
Common Stock	$6,688,363	—	—	(a)	$6,688,363
Temporary Cash Investment	—	$159,280	—		$159,280

	$6,688,363	$159,280	—		$6,847,643
Retirement Income Fund
Common Stock	$199,052,647	—	—		$199,052,647
Clear Passage 2015 Fund
Common Stock	$109,047,081	—	—		$109,047,081
Clear Passage 2020 Fund
Common Stock	$473,330,673	—	—		$473,330,673
Clear Passage 2025 Fund
Common Stock	$1,114,469,236	—	—		$1,114,469,236
Clear Passage 2030 Fund
Common Stock	$1,352,467,428	—	—		$1,352,467,428
Clear Passage 2035 Fund
Common Stock	$1,330,619,382	—	—		$1,330,619,382
Clear Passage 2040 Fund
Common Stock	$1,131,057,495	—	—		$1,131,057,495
Clear Passage 2045 Fund
Common Stock	$1,167,282,884	—	—		$1,167,282,884
Clear Passage 2050 Fund
Common Stock	$912,940,754	—	—		$912,940,754
Clear Passage 2055 Fund
Common Stock	$510,237,224	—	—		$510,237,224
Clear Passage 2060 Fund
Common Stock	$277,716,275	—	—		$277,716,275
Clear Passage 2065 Fund
Common Stock	$95,363,537	—	—		$95,363,537
Temporary Cash Investment	—	$161,465	—		$161,465

	$95,363,537	$161,465	—		$95,525,002
Conservative Allocation Fund
Common Stock	$155,444,641	—	—		$155,444,641
Moderate Allocation Fund
Common Stock	$406,607,053	—	—		$406,607,053
Aggressive Allocation Fund
Common Stock	$340,923,520	—	—		$340,923,520

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Money Market Fund
U.S. Government Debt	—	$283,706,916	—		$283,706,916
Commercial Paper	—	$233,782,955	—		$233,782,955
Temporary Cash Investment	—	$82,783	—		$82,783

	—	$517,572,654	—		$517,572,654
Intermediate Bond Fund
U.S. Government Debt	—	$504,854,759	—		$504,854,759
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$20,804,023	—		$20,804,023
Long-Term Corporate Debt	—	$396,623,943	—		$396,623,943
Short-Term Debt Securities	—	$320,839	—		$320,839

	—	$922,603,564	—		$922,603,564
Core Bond Fund
U.S. Government Debt	—	$612,114,052	—		$612,114,052
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$727,841,662	—		$727,841,662
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$34,655,275	—		$34,655,275
Long-Term Corporate Debt	—	$717,605,475	—		$717,605,475
Sovereign Debt	—	—	$1,408,800	(a)	$1,408,800
Commercial Paper	—	$3,100,000	—		$3,100,000
Temporary Cash Investment	—	$22,457	—		$22,457

	—	$2,095,338,921	$1,408,800		$2,096,747,721

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2024
	Balance December 31, 2023(a)		Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydown	Balance June 30, 2024(a)		Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of June 30, 2024
Small Cap Equity Index Fund — Common Stock	—	(b)	—	—	—	—	—	—	—	—	(b)	—
Core Bond Fund — Sovereign Debt	$1,566,371	(c)	$12,992	—	$(39,412)	—	—	—	$(131,151)	$1,408,800	(c)	$12,992
Catholic Values Index Fund — Common Stock	—	(d)	—	—	—	—	—	—	—	—	(d)	—

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - common stocks with $0 fair value.
(c)	Level 3 security, Sri Lanka AID, with change in unrealized gain of $12,992, accrued premiums of $(39,412), sales/paydowns of $(131,151) and $1,408,800 fair value.
(d)	Level 3 security, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.

The Board has adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.

The Target Date Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid Cap Equity Index Fund, International Fund and a portion of the All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of June 30, 2024 and for the six months ended June 30, 2024:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$—	$—	$—	$—

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	Equity Index Fund	All America Fund	Mid Cap Equity Index Fund	International Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$7,617,738	$278,592	$1,598,743	$2,174,653

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$(2,007,303)	$(35,588)	$(609,100)	$(1,031,225)

During the six months ended June 30, 2024, the Equity Index Fund, All America Fund, Mid Cap Equity Index Fund and International Fund held futures contracts with average notional amounts of $78,349,127, $3,154,362, $16,333,957 and $25,367,454, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Foreign Investment Risk — unaudited. — Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These amounts are included in Interest and dividends receivable on the Statements of Assets and Liabilities and in Dividends on the Statements of Operations. At the six months-end June 30, 2024, the International Fund had a withholding tax reclaim receivable amount of $5,121,042.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. As of December 31, 2023, the effect of changes in foreign exchange rates on the sale of foreign dominated securities was reflected separately in the net realized gain (loss) on foreign currency translations. For the six-months ended June 30, 2024, the effect of changes in foreign exchange rates on the sale of foreign denominated securities is reflected within the net realized gain (loss) on investment securities and is not reflected separately from the fluctuations arising from changes in the market price of securities sold. The effect of changes in foreign currency translations on securities held is reflected within the change in net unrealized appreciation (depreciation) of Investment securities and is not reflected separately from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Funds’ net asset values) are made within the Funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders annually. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2023, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

2.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

As of December 31, 2023, the following Funds had late-year, and capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2022.

	Small Cap Growth Fund	International Fund	Intermediate Bond Fund	Core Bond Fund
Capital loss carry-forward — (short-term)	$(7,227,213)	$(37,921,013)	$(724,220)	$(15,503,618)
Capital loss carry-forward — (long term)	$—	$(53,469,467)	$(37,559,543)	$(72,218,470)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

3.	EXPENSES

The Investment Company has an Investment Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each Fund, at the following annual rates:

Fund	Annual Investment Management Fee
Allocation Funds	.00%
Target Date Funds	.05%
Equity Index, Mid Cap Equity Index, Small Cap Equity Index Funds	.075%
Catholic Values Index and Money Market Funds	.15%
Core Bond Fund	.39%
All America, Balanced, International Fund (a), Intermediate Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

(a)

On March 12, 2024, the shareholders of the MoA International Fund approved an amendment to the Fund’s investment advisory agreement that amends the Fund’s management fee to the annual rate of 0.40% of the Fund’s average daily net assets. The change in management fee was effective on May 1, 2024. The Adviser has contractually agreed to waive 0.15% of this fee for the first two years.

The Allocation and Target Date Funds incur direct investment management expenses of .00% and .05%, respectively. Shareholders in the Allocation and Target Date Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Certain non-investment management operating expenses that can be attributed only to the Allocation and Target Date Funds are charged directly to those Funds.

The Investment Company and the Adviser have entered into an agreement under which the Adviser agrees to reimburse the direct non-investment management operating expenses of any Allocation or Target Date Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2025 and continues into successive 12 month periods ending April 30 unless i) the Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. As of June 30, 2024, the Clear Passage 2065 Fund is the only Fund of Funds that qualifies for this expense limitation. The Investment Company and the Adviser have entered into an additional agreement under which the Adviser agrees to reimburse the non-investment management operating expenses of the Small Cap Equity Index Fund and the Catholic Values Index Fund to the extent that such operating expenses exceed 0.07% of the respective Fund’s net assets. This additional agreement remains in effect through April 30, 2025 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

3.	EXPENSES (CONTINUED)

The Adviser also serves as an administrator for the Investment Company. On June 15, 2023, the Board of Directors of the Funds approved an Administration Agreement between the Funds and the Adviser. Under the terms of this Agreement, which became effective on July 1, 2023, the Adviser agrees to provide certain Administrative Services or bear the cost of certain affiliates providing such services, in exchange for a fee at an annual rate of 0.03% of each Fund’s average daily net assets. The administrative services provided by the Adviser include, among other items, coordination and supervision of the Funds’ other principal service providers; preparing and submitting reports to various regulatory agencies; compliance-related services; internal legal support; preparing and submitting reports and meeting materials to the Board of Directors; maintaining the Investment Company’s records; providing officers to the Funds; and negotiating and administering contractual arrangements with, and monitoring the performance of, service providers to the Funds. The Adviser has voluntarily agreed to waive 0.008% of this fee. This waiver may be modified or discontinued at any time. The fees to the Adviser from the Administration Agreement, effective July 1, 2023, are disclosed as Administrative expenses on the Statements of Operations. The effect of the waiver of expenses related to the Administrative Services and any non-investment management operating expense reimbursements by the Adviser are included in Fee waiver and expense reimbursement on the Statements of Operations. Amounts by Fund are listed below.

Fund	Expense Waiver	Expense Reimbursement	Total
MoA Equity Index Fund	$217,814	$—	$217,814
MoA All America Fund	12,060	—	12,060
MoA Small Cap Value Fund	15,369	—	15,369
MoA Small Cap Growth Fund	15,984	—	15,984
MoA Small Cap Equity Index Fund	7,972	135,865	143,837
MoA Mid Cap Value Fund	6,483	—	6,483
MoA Mid Cap Equity Index Fund	60,377	—	60,377
MoA Balanced Fund	7,513	—	7,513
MoA International Fund	454,045	—	454,045
MoA Catholic Values Index Fund	246	110,289	110,535
MoA Retirement Income Fund	8,068	—	8,068
MoA Clear Passage 2015 Fund	4,359	—	4,359
MoA Clear Passage 2020 Fund	19,086	—	19,086
MoA Clear Passage 2025 Fund	44,649	—	44,649
MoA Clear Passage 2030 Fund	53,142	—	53,142
MoA Clear Passage 2035 Fund	51,004	—	51,004
MoA Clear Passage 2040 Fund	43,292	—	43,292
MoA Clear Passage 2045 Fund	44,515	—	44,515
MoA Clear Passage 2050 Fund	34,755	—	34,755
MoA Clear Passage 2055 Fund	19,185	—	19,185
MoA Clear Passage 2060 Fund	10,181	—	10,181
MoA Clear Passage 2065 Fund	3,274	64,603	67,877
MoA Conservative Allocation Fund	6,182	—	6,182
MoA Moderate Allocation Fund	16,093	—	16,093
MoA Aggressive Allocation Fund	13,491	—	13,491
MoA Money Market Fund	21,481	—	21,481
MoA Intermediate Bond Fund	36,722	—	36,722
MoA Core Bond Fund	82,960	—	82,960

	$1,310,302	$310,757	$1,621,059

Each Fund may pay a Shareholder Servicing Fee of up to $10 per account or 0.15% of average daily net assets, depending on the terms of the intermediary providing such services. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent. For the period ended June 30, 2024 the Funds did not pay any Shareholder Servicing Fees.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

4.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2024, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Cost of investment purchases	$224,634,180	$38,304,498	$109,444,034	$102,603,163	$35,591,403

Proceeds from sales of investments	$(431,789,227)	$(56,146,385)	$(128,346,138)	$(132,243,029)	$(35,906,195)

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Cost of investment purchases	$31,494,240	$213,697,152	$40,724,347	$300,296,738	$958,541

Proceeds from sales of investments	$(25,483,526)	$(268,688,714)	$(45,940,282)	$(204,269,218)	$(675,499)

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Cost of investment purchases	$20,327,223	$10,971,618	$29,683,335	$94,767,193	$118,491,814

Proceeds from sales of investments	$(33,383,530)	$(16,404,481)	$(62,158,058)	$(156,464,044)	$(146,124,298)

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Cost of investment purchases	$135,936,634	$119,286,638	$102,349,334	$67,614,890	$54,399,342

Proceeds from sales of investments	$(122,004,067)	$(107,959,397)	$(92,387,506)	$(55,816,706)	$(34,681,248)

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Cost of investment purchases	$38,233,446	$25,592,017	$18,241,038	$27,813,211	$20,627,204

Proceeds from sales of investments	$(14,941,433)	$(4,676,667)	$(25,582,919)	$(46,718,372)	$(37,152,336)

	Intermediate Bond Fund	Core Bond Fund
Cost of investment purchases	$279,944,964	$617,894,771

Proceeds from sales of investments	$(283,117,921)	$(513,092,175)

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2024, was $2,367,704,959; proceeds from sales for the same period were $2,453,392,156.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

4.	INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2024 for each of the Funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$3,040,611,282	$109,449,122	$72,281,599	$78,309,817	$35,268,620
Unrealized Depreciation	$(145,114,672)	$(15,020,753)	$(29,855,479)	$(34,919,488)	$(28,849,228)

Net	$2,895,496,610	$94,428,369	$42,426,120	$43,390,329	$6,419,392

Tax Cost of Investments	$2,756,999,301	$213,168,213	$333,605,075	$351,118,690	$193,075,743

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Unrealized Appreciation	$32,618,910	$366,394,626	$54,445,835	$335,505,776	$2,022,649
Unrealized Depreciation	$(6,764,434)	$(106,210,287)	$(6,098,033)	$(135,542,857)	$(258,343)

Net	$25,854,476	$260,184,339	$48,347,802	$199,962,919	$1,764,306

Tax Cost of Investments	$142,275,184	$1,242,077,129	$145,917,301	$1,383,876,757	$5,083,337

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Unrealized Appreciation	$11,734,694	$5,131,576	$28,848,871	$81,590,521	$119,020,121
Unrealized Depreciation	$(18,436,749)	$(9,491,971)	$(38,761,091)	$(69,757,138)	$(59,584,990)

Net	$(6,702,055)	$(4,360,395)	$(9,912,220)	$11,833,383	$59,435,131

Tax Cost of Investments	$205,754,702	$113,407,476	$483,242,893	$1,102,635,853	$1,293,032,297

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Unrealized Appreciation	$135,061,890	$119,818,349	$131,884,026	$104,791,918	$52,909,055
Unrealized Depreciation	$(47,278,771)	$(32,965,142)	$(30,500,504)	$(22,606,497)	$(11,056,872)

Net	$87,783,119	$86,853,207	$101,383,522	$82,185,421	$41,852,183

Tax Cost of Investments	$1,242,836,263	$1,044,204,288	$1,065,899,362	$830,755,333	$468,385,041

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Unrealized Appreciation	$25,521,520	$10,018,107	$9,836,000	$45,497,214	$42,896,681
Unrealized Depreciation	$(4,712,310)	$(2,131,830)	$(13,029,172)	$(21,741,539)	$(13,361,549)

Net	$20,809,210	$7,886,277	$(3,193,172)	$23,755,675	$29,535,132

Tax Cost of Investments	$256,907,065	$87,638,725	$158,637,813	$382,851,378	$311,388,388

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

4.	INVESTMENTS (CONTINUED)

	Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Unrealized Appreciation	$—	$1,882,262	$4,058,073
Unrealized Depreciation	$(164)	$(29,162,464)	$(164,772,864)

Net	$(164)	$(27,280,202)	$(160,714,791)

Tax Cost of Investments	$517,572,818	$949,883,766	$2,257,462,512

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

The Target Date and Allocation Funds are invested in affiliated funds of the Investment Company and receive dividend income and distributions of gains entirely from these affiliated funds. Realized gains and losses result from the disposition of shares of these underlying funds. The Target Date and Allocation Funds also derive unrealized gains and losses entirely from these affiliated funds. Investments in affiliated investment companies during the six months ended June 30, 2024 were as follows:

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2024	Dividends
MoA Retirement Income Fund
MoA Core Bond Fund	$68,302,939	$9,495,706	$(1,887,119)	$390,375	$(9,652,244)	$66,649,657	$1,018,812
MoA Equity Index Fund	42,451,039	2,618,649	1,261,307	4,622,228	(7,387,322)	43,565,901	231,855
MoA Intermediate Bond Fund	64,464,284	4,444,293	(1,523,381)	844,913	(8,729,312)	59,500,797	864,098
MoA International Fund	8,572,736	2,284,971	(2,143)	418,537	(1,371,552)	9,902,549	188,272
MoA Mid Cap Equity Index Fund	8,767,604	523,582	(369,169)	854,112	(1,597,241)	8,178,888	46,225
MoA Mid Cap Value Fund	520,207	121,692	14,211	(181)	(274,309)	381,620	2,353
MoA Money Market Fund	14,349,431	838,330	25,367	31,657	(4,371,550)	10,873,235	241,632

Total	$207,428,240	$20,327,223	$(2,480,927)	$7,161,641	$(33,383,530)	$199,052,647	$2,593,247

MoA Clear Passage 2015 Fund
MoA Core Bond Fund	$35,657,295	$5,924,447	$(1,026,989)	$247,217	$(4,063,547)	$36,738,423	$551,423
MoA Equity Index Fund	25,067,920	1,168,789	1,418,469	2,045,587	(4,664,619)	25,036,146	133,778
MoA Intermediate Bond Fund	31,641,875	2,899,466	(293,334)	(24,667)	(3,260,127)	30,963,213	430,156
MoA International Fund	6,170,016	345,888	22,965	249,212	(1,265,396)	5,522,685	105,457
MoA Mid Cap Equity Index Fund	4,693,370	219,044	(6,453)	260,100	(460,317)	4,705,744	26,699
MoA Mid Cap Value Fund	567,466	51,256	5,785	9,407	(115,079)	518,835	3,171
MoA Money Market Fund	7,743,613	362,728	17,660	13,430	(2,575,396)	5,562,035	122,297

Total	$111,541,555	$10,971,618	$138,103	$2,800,286	$(16,404,481)	$109,047,081	$1,372,981

MoA Clear Passage 2020 Fund
MoA Core Bond Fund	$161,030,728	$19,381,346	$(4,568,589)	$1,035,725	$(17,148,364)	$159,730,846	$2,426,771
MoA Equity Index Fund	115,016,170	2,833,201	5,134,683	10,778,692	(15,645,460)	118,117,286	629,275
MoA Intermediate Bond Fund	104,894,488	4,121,479	(773,420)	(317,243)	(10,013,393)	97,911,911	1,409,197
MoA International Fund	39,452,711	1,306,135	(160,683)	1,817,895	(9,037,798)	33,378,260	635,375
MoA Mid Cap Equity Index Fund	25,699,695	572,562	78,443	1,311,759	(2,202,867)	25,459,592	143,832
MoA Mid Cap Value Fund	797,118	98,645	23,535	(4,522)	(476,826)	437,950	2,822
MoA Money Market Fund	31,268,227	1,056,165	39,587	83,738	(6,384,141)	26,063,576	577,051

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2024	Dividends

MoA Clear Passage 2020 Fund (continued)
MoA Small Cap Equity Index Fund	$3,662,734	$118,139	$41,886	$(95,313)	$(476,828)	$3,250,618	$22,317
MoA Small Cap Value Fund	9,615,535	195,663	(58,199)	16	(772,381)	8,980,634	54,401

Total	$491,437,406	$29,683,335	$(242,757)	$14,610,747	$(62,158,058)	$473,330,673	$5,901,041

MoA Clear Passage 2025 Fund
MoA Core Bond Fund	$349,549,036	$55,593,426	$(8,691,660)	$1,032,158	$(36,232,900)	$361,250,060	$5,385,327
MoA Equity Index Fund	342,798,541	11,850,856	18,233,703	29,403,746	(55,305,515)	346,981,331	1,850,605
MoA Intermediate Bond Fund	169,028,884	16,473,491	(1,953,224)	217,794	(16,617,887)	167,149,058	2,324,925
MoA International Fund	123,493,342	5,497,500	(549,636)	6,174,508	(22,790,711)	111,825,003	2,131,096
MoA Mid Cap Equity Index Fund	58,988,175	1,918,901	(1,432,336)	4,671,659	(4,963,535)	59,182,864	334,659
MoA Mid Cap Value Fund	4,141,068	358,356	71,716	46,133	(1,079,070)	3,538,203	21,715
MoA Money Market Fund	51,775,475	1,893,733	83,767	106,189	(16,237,213)	37,621,951	883,812
MoA Small Cap Equity Index Fund	9,760,204	398,001	21,133	(161,753)	(1,079,071)	8,938,514	61,361
MoA Small Cap Value Fund	19,463,675	782,929	(174,177)	67,967	(2,158,142)	17,982,252	109,648

Total	$1,128,998,400	$94,767,193	$5,609,286	$41,558,401	$(156,464,044)	$1,114,469,236	$13,103,148

MoA Clear Passage 2030 Fund
MoA Core Bond Fund	$327,183,223	$64,906,245	$(5,626,463)	$(1,402,496)	$(26,836,883)	$358,223,626	$5,085,920
MoA Equity Index Fund	462,321,802	21,270,921	22,540,053	43,033,203	(59,427,790)	489,738,189	2,597,550
MoA Intermediate Bond Fund	151,379,099	8,007,493	(1,373,142)	(208,463)	(10,501,599)	147,303,388	2,091,640
MoA International Fund	169,813,926	9,536,734	64,675	8,759,684	(25,456,290)	162,718,729	3,083,077
MoA Mid Cap Equity Index Fund	81,395,372	3,550,856	(1,537,965)	6,055,925	(5,309,521)	84,154,667	473,825
MoA Mid Cap Value Fund	7,189,094	6,145,717	207,880	22,358	(1,909,381)	11,655,668	70,107
MoA Money Market Fund	56,149,726	2,685,209	48,996	155,343	(12,864,072)	46,175,202	1,071,796
MoA Small Cap Equity Index Fund	16,403,136	645,759	(78,663)	(158,674)	(954,691)	15,856,867	107,954
MoA Small Cap Growth Fund	15,196,974	537,804	(177,149)	650,657	(954,690)	15,253,596	—
MoA Small Cap Value Fund	22,207,060	1,205,076	(59,392)	(55,867)	(1,909,381)	21,387,496	129,466

Total	$1,309,239,412	$118,491,814	$14,008,830	$56,851,670	$(146,124,298)	$1,352,467,428	$14,711,335

MoA Clear Passage 2035 Fund
MoA Core Bond Fund	$225,781,686	$60,045,451	$(2,982,446)	$(1,748,786)	$(15,529,559)	$265,566,346	$3,560,872
MoA Equity Index Fund	519,654,103	33,432,961	26,872,007	47,652,534	(62,262,097)	565,349,508	2,989,186
MoA Intermediate Bond Fund	71,848,930	9,433,101	(99,484)	(620,897)	(4,341,339)	76,220,311	1,015,107
MoA International Fund	193,932,543	14,799,939	(268,252)	10,222,519	(19,853,349)	198,833,400	3,754,953
MoA Mid Cap Equity Index Fund	107,961,474	6,259,933	(626,975)	6,666,403	(9,505,713)	110,755,122	621,916
MoA Mid Cap Value Fund	6,301,342	5,535,833	118,300	76,502	(1,447,114)	10,584,863	63,169
MoA Money Market Fund	46,691,984	3,199,977	18,094	154,269	(6,170,670)	43,893,654	990,981
MoA Small Cap Equity Index Fund	20,852,358	876,884	(57,163)	(248,833)	(723,557)	20,699,689	140,550
MoA Small Cap Growth Fund	14,435,564	736,333	(237,305)	691,960	(723,556)	14,902,996	—
MoA Small Cap Value Fund	23,777,714	1,616,222	(13,366)	(119,964)	(1,447,113)	23,813,493	143,558

Total	$1,231,237,698	$135,936,634	$22,723,410	$62,725,707	$(122,004,067)	$1,330,619,382	$13,280,292

MoA Clear Passage 2040 Fund
MoA Core Bond Fund	$145,076,502	$21,183,196	$(1,150,581)	$(1,887,029)	$(7,696,591)	$155,525,497	$2,205,682
MoA Equity Index Fund	488,597,615	26,151,520	27,536,619	41,839,603	(71,635,199)	512,490,158	2,722,139
MoA Intermediate Bond Fund	23,713,889	33,418,370	6,597	(68,135)	(1,589,311)	55,481,410	424,581

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2024	Dividends

MoA Clear Passage 2040 Fund (continued)
MoA International Fund	$184,744,601	$27,823,177	$2,097	$9,274,656	$(9,216,973)	$212,627,558	$3,953,454
MoA Mid Cap Equity Index Fund	101,558,742	5,194,905	728,126	4,960,787	(7,510,662)	104,931,898	588,397
MoA Mid Cap Value Fund	8,462,042	1,075,929	100,451	151,084	(1,002,369)	8,787,137	52,260
MoA Money Market Fund	26,311,342	1,602,315	4,939	101,503	(1,002,368)	27,017,731	578,648
MoA Small Cap Equity Index Fund	22,126,451	1,172,621	183,722	(505,415)	(1,002,370)	21,975,009	148,953
MoA Small Cap Growth Fund	13,262,420	511,834	(1,192,389)	1,695,364	(3,501,185)	10,776,044	—
MoA Small Cap Value Fund	24,114,743	1,152,771	(68,773)	48,681	(3,802,369)	21,445,053	129,103

Total	$1,037,968,347	$119,286,638	$26,150,808	$55,611,099	$(107,959,397)	$1,131,057,495	$10,803,217

MoA Clear Passage 2045 Fund
MoA Core Bond Fund	$103,363,845	$12,800,804	$(1,113,959)	$(999,506)	$(5,482,173)	$108,569,011	$1,529,582
MoA Equity Index Fund	513,601,033	26,812,253	26,673,434	46,851,280	(59,517,404)	554,420,596	2,942,046
MoA Intermediate Bond Fund	22,559,850	13,232,825	1,841	(173,259)	(1,354,905)	34,266,352	348,198
MoA International Fund	205,989,584	35,856,488	1,242,308	8,960,586	(10,430,642)	241,618,324	4,497,588
MoA Mid Cap Equity Index Fund	115,504,612	5,579,908	473,141	5,959,390	(6,969,129)	120,547,922	675,779
MoA Mid Cap Value Fund	7,082,559	3,073,008	112,713	97,493	(1,026,651)	9,339,122	55,474
MoA Money Market Fund	29,072,758	1,654,864	4,094	113,231	(1,026,650)	29,818,297	637,329
MoA Small Cap Equity Index Fund	25,362,539	1,174,474	570,902	(915,992)	(3,026,651)	23,165,272	156,939
MoA Small Cap Growth Fund	24,672,346	1,017,535	(77,218)	903,192	(2,526,650)	23,989,205	—
MoA Small Cap Value Fund	21,547,885	1,147,175	253,465	(373,091)	(1,026,651)	21,548,783	129,641

Total	$1,068,757,011	$102,349,334	$28,140,721	$60,423,324	$(92,387,506)	$1,167,282,884	$10,972,576

MoA Clear Passage 2050 Fund
MoA Core Bond Fund	$67,946,967	$6,031,708	$(666,132)	$(758,329)	$(3,816,600)	$68,737,614	$1,007,833
MoA Equity Index Fund	398,727,995	24,504,108	10,691,724	47,660,755	(29,493,162)	452,091,420	2,427,188
MoA Intermediate Bond Fund	12,705,013	924,735	10,303	(142,124)	(714,740)	12,783,187	177,414
MoA International Fund	164,771,529	23,797,453	(364,764)	8,737,917	(8,618,040)	188,324,095	3,397,276
MoA Mid Cap Equity Index Fund	97,799,882	5,517,199	1,032,299	4,450,740	(7,514,305)	101,285,815	567,526
MoA Mid Cap Value Fund	12,866,414	2,474,608	81,607	299,572	(1,270,871)	14,451,330	85,914
MoA Money Market Fund	19,149,692	1,347,407	2,592	74,722	(847,246)	19,727,167	421,611
MoA Small Cap Equity Index Fund	21,668,235	1,065,233	346,776	(650,300)	(1,847,247)	20,582,697	139,436
MoA Small Cap Growth Fund	17,551,187	925,796	(16,366)	573,282	(847,248)	18,186,651	—
MoA Small Cap Value Fund	16,682,343	1,026,643	150,865	(241,826)	(847,247)	16,770,778	100,846

Total	$829,869,257	$67,614,890	$11,268,904	$60,004,409	$(55,816,706)	$912,940,754	$8,325,044

MoA Clear Passage 2055 Fund
MoA Core Bond Fund	$30,739,770	$3,106,597	$(371,155)	$(271,724)	$(1,658,966)	$31,544,522	$458,864
MoA Equity Index Fund	220,647,932	19,638,944	6,341,060	26,251,841	(19,492,511)	253,387,266	1,349,867
MoA Intermediate Bond Fund	6,586,145	3,602,769	76	(52,473)	(310,807)	9,825,710	101,991
MoA International Fund	92,694,546	18,076,076	59,935	4,635,160	(4,790,885)	110,674,832	2,010,349
MoA Mid Cap Equity Index Fund	53,506,478	4,470,629	(540,619)	3,593,140	(5,464,040)	55,565,588	309,904
MoA Mid Cap Value Fund	6,570,853	2,183,617	30,759	171,570	(672,011)	8,284,788	48,875
MoA Money Market Fund	6,186,564	515,925	1,058	24,245	(224,003)	6,503,789	137,678
MoA Small Cap Equity Index Fund	12,605,492	1,222,113	124,378	(305,395)	(672,011)	12,974,577	87,370
MoA Small Cap Growth Fund	9,714,146	756,495	(407,608)	736,992	(948,007)	9,852,018	—
MoA Small Cap Value Fund	11,305,523	826,177	27,867	(87,426)	(448,007)	11,624,134	69,682

Total	$450,557,449	$54,399,342	$5,265,751	$34,695,930	$(34,681,248)	$510,237,224	$4,574,580

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

4.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2023	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2024	Dividends

MoA Clear Passage 2060 Fund
MoA Core Bond Fund	$12,194,896	$1,690,069	$(148,098)	$(106,334)	$(509,915)	$13,120,618	$185,970
MoA Equity Index Fund	111,965,072	14,953,484	2,383,034	14,533,667	(8,608,863)	135,226,394	717,257
MoA Intermediate Bond Fund	2,980,758	1,945,642	3,688	(24,214)	(622,135)	4,283,739	43,241
MoA International Fund	50,407,039	12,057,252	345,935	2,230,779	(2,025,381)	63,015,624	1,137,634
MoA Mid Cap Equity Index Fund	29,704,376	3,796,221	(447,868)	2,139,192	(1,587,570)	33,604,351	186,377
MoA Mid Cap Value Fund	3,692,014	928,497	14,095	99,209	(271,892)	4,461,923	26,035
MoA Money Market Fund	2,375,524	355,206	426	9,600	(90,630)	2,650,126	54,388
MoA Small Cap Equity Index Fund	7,681,181	957,796	11,216	(123,201)	(271,893)	8,255,099	55,335
MoA Small Cap Growth Fund	5,388,373	601,641	(305,546)	497,740	(681,263)	5,500,945	—
MoA Small Cap Value Fund	6,958,345	947,638	(35,528)	(1,108)	(271,891)	7,597,456	45,177

Total	$233,347,578	$38,233,446	$1,821,354	$19,255,330	$(14,941,433)	$277,716,275	$2,451,414

MoA Clear Passage 2065 Fund
MoA Core Bond Fund	$2,047,795	$1,290,623	$(17,382)	$(21,911)	$(122,140)	$3,176,985	$36,240
MoA Equity Index Fund	33,119,467	11,280,283	172,715	5,270,499	(3,128,727)	46,714,237	243,602
MoA Intermediate Bond Fund	273,176	234,658	(371)	(2,298)	(27,229)	477,936	5,352
MoA International Fund	15,108,767	6,561,040	(106,922)	908,832	(608,442)	21,863,275	399,818
MoA Mid Cap Equity Index Fund	8,169,571	3,112,660	(39,822)	529,649	(326,759)	11,445,299	60,970
MoA Mid Cap Value Fund	1,738,525	768,584	5,713	50,487	(91,074)	2,472,235	14,200
MoA Money Market Fund	607,387	244,976	127	2,747	(27,228)	828,009	15,671
MoA Small Cap Equity Index Fund	2,346,823	706,702	(30,690)	(2,617)	(181,690)	2,838,528	18,780
MoA Small Cap Growth Fund	2,033,509	687,921	(24,605)	98,211	(81,690)	2,713,346	—
MoA Small Cap Value Fund	2,221,319	704,570	(16,061)	5,547	(81,688)	2,833,687	16,649

Total	$67,666,339	$25,592,017	$(57,298)	$6,839,146	$(4,676,667)	$95,363,537	$811,282

MoA Conservative Allocation Fund
MoA Core Bond Fund	$47,309,741	$7,462,214	$(875,742)	$(16,683)	$(4,379,199)	$49,500,331	$688,516
MoA Equity Index Fund	39,834,626	1,384,058	1,706,130	3,768,845	(5,041,728)	41,651,931	221,088
MoA Intermediate Bond Fund	54,700,475	2,347,456	(1,383,876)	754,607	(14,368,934)	42,049,728	725,564
MoA International Fund	8,028,694	386,719	(4,044)	404,755	(686,823)	8,129,301	154,125
MoA Mid Cap Equity Index Fund	8,121,785	277,327	(43,887)	467,287	(886,821)	7,935,691	44,734
MoA Money Market Fund	—	6,383,264	343	13,466	(219,414)	6,177,659	5,131

Total	$157,995,321	$18,241,038	$(601,076)	$5,392,277	$(25,582,919)	$155,444,641	$1,839,158

MoA Moderate Allocation Fund
MoA Core Bond Fund	$97,842,315	$8,045,143	$(1,368,745)	$(649,090)	$(7,123,725)	$96,745,898	$1,433,253
MoA Equity Index Fund	141,776,050	2,635,684	6,519,733	13,247,903	(13,984,024)	150,195,346	799,028
MoA Intermediate Bond Fund	59,994,295	2,602,105	(433,762)	(175,482)	(4,241,483)	57,745,673	814,968
MoA International Fund	41,735,768	13,485,860	573,054	1,549,664	(4,340,641)	53,003,705	914,084
MoA Mid Cap Equity Index Fund	61,799,549	1,044,419	(1,459,945)	4,560,907	(17,028,499)	48,916,431	304,300

Total	$403,147,977	$27,813,211	$3,830,335	$18,533,902	$(46,718,372)	$406,607,053	$4,265,633

MoA Aggressive Allocation Fund
MoA Core Bond Fund	$64,091,831	$4,320,438	$(2,437,705)	$915,909	$(11,532,195)	$55,358,278	$925,330
MoA Equity Index Fund	118,183,358	2,379,361	5,607,052	11,031,612	(11,662,686)	125,538,697	671,747
MoA International Fund	52,278,320	11,987,813	203,191	2,576,144	(4,101,082)	62,944,386	1,175,302
MoA Mid Cap Equity Index Fund	69,691,810	1,355,057	221,623	3,391,796	(7,404,247)	67,256,039	379,275
MoA Small Cap Growth Fund	14,413,790	243,946	(116,629)	555,832	(1,226,063)	13,870,876	—
MoA Small Cap Value Fund	16,934,354	340,589	(156,830)	63,194	(1,226,063)	15,955,244	96,644

Total	$335,593,463	$20,627,204	$3,320,702	$18,534,487	$(37,152,336)	$340,923,520	$3,248,298

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

5.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2024, shares authorized at par value $0.01 per share were allocated into the 28 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
MoA Equity Index Fund	900,000,000
MoA All America Fund	200,000,000
MoA Small Cap Value Fund	475,000,000
MoA Small Cap Growth Fund	570,000,000
MoA Small Cap Equity Index Fund	200,000,000
MoA Mid Cap Value Fund	100,000,000
MoA Mid Cap Equity Index Fund	1,050,000,000
MoA Balanced Fund	150,000,000
MoA International Fund	1,275,000,000
MoA Catholic Values Index Fund	100,000,000
MoA Retirement Income Fund	270,000,000
MoA Clear Passage 2015 Fund	200,000,000
MoA Clear Passage 2020 Fund	665,000,000
MoA Clear Passage 2025 Fund	1,025,000,000
MoA Clear Passage 2030 Fund	915,000,000
MoA Clear Passage 2035 Fund	845,000,000
MoA Clear Passage 2040 Fund	685,000,000
MoA Clear Passage 2045 Fund	675,000,000
MoA Clear Passage 2050 Fund	470,000,000
MoA Clear Passage 2055 Fund	350,000,000
MoA Clear Passage 2060 Fund	200,000,000
MoA Clear Passage 2065 Fund	100,000,000
MoA Conservative Allocation Fund	215,000,000
MoA Moderate Allocation Fund	370,000,000
MoA Aggressive Allocation Fund	265,000,000
MoA Money Market Fund	5,000,000,000
MoA Intermediate Bond Fund	840,000,000
MoA Core Bond Fund	1,525,000,000

Total	19,635,000,000

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund, unless a shareholder elects to receive dividends and distributions in cash.

Pursuant to shareholders’ election, substantially all dividend distributions throughout 2023 and 2022 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2023 and 2022 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary Income (a)
2023	$74,340,507	$3,229,269	$6,233,886	$—	$3,041,639
2022	$67,341,484	$3,548,736	$13,532,113	$229	$2,728,310
Long-Term Capital Gains
2023	$198,553,132	$24,273,979	$18,658,025	$313,463	$2,702,262
2022	$117,807,756	$35,566,602	$28,865,059	$22,756,749	$8,356,762

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Ordinary Income (a)
2023	$1,643,172	$23,962,599	$3,840,541	$71,735,676	$67,635
2022	$2,430,631	$26,386,156	$3,714,653	$31,936,057	$57,680
Long-Term Capital Gains
2023	$2,335,943	$103,819,957	$7,280,078	$—	$71,915
2022	$7,918,703	$187,198,819	$8,563,084	$96,513,276	$43,161

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Ordinary Income (a)
2023	$4,925,605	$2,608,079	$12,236,139	$27,254,324	$29,856,781
2022	$3,309,470	$1,904,712	$9,083,352	$18,859,339	$19,500,288
Long-Term Capital Gains
2023	$1,508,309	$1,731,061	$10,663,322	$30,144,200	$44,040,437
2022	$9,079,034	$234,409	$40,501,958	$77,660,333	$82,200,757

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Ordinary Income (a)
2023	$27,573,276	$22,653,940	$23,182,679	$17,703,503	$9,386,631
2022	$17,845,581	$14,924,068	$15,349,927	$11,500,779	$5,582,814
Long-Term Capital Gains
2023	$37,463,162	$35,943,857	$38,258,264	$33,837,820	$11,465,643
2022	$83,952,773	$80,032,853	$87,153,686	$62,273,858	$30,347,843

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Ordinary Income (a)
2023	$4,626,021	$1,318,993	$3,632,321	$9,026,965	$7,293,393
2022	$2,360,512	$501,122	$2,856,830	$7,285,030	$5,965,212
Long-Term Capital Gains
2023	$4,962,136	$857,128	$1,961,071	$16,479,762	$18,588,414
2022	$13,975,828	$1,864,391	$9,872,026	$38,348,192	$32,951,326

	Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Ordinary Income (a)
2023	$21,370,350	$20,734,790	$56,075,190
2022	$3,817,537	$12,620,086	$41,632,736
Long-Term Capital Gains
2023	$—	$—	$—
2022	$—	$125,409	$—

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2023, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Accumulated undistributed net investment income	$4,446,289	$3,449	$—	$—	$73,260
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$52,746,078	$4,736,968	$—	$(7,277,213)	$1,467,617
Post-October Capital Loss Deferred	$—	$—	$(4,642,513)	$(498,267)	$—

Net unrealized appreciation (depreciation) of investments and futures contracts	$2,396,528,807	$82,851,586	$60,212,577	$46,027,859	$12,770,333

	Mid Cap Value Fund	Mid Cap Equity Index Fund	Balanced Fund	International Fund	Catholic Values Index Fund
Accumulated undistributed net investment income	$57,403	$1,803,651	$14,986	$6,169,751	$3,580
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$2,137,963	$19,151,326	$999,881	$(91,390,480)	$17,946
Post-October Capital Loss Deferred	$—	$—	$—	$(770,403)	$—

Net unrealized appreciation (depreciation) of investments and futures contracts	$25,479,148	$250,064,168	$40,342,837	$104,550,449	$1,167,526

	Retirement Income Fund	Clear Passage 2015 Fund	Clear Passage 2020 Fund	Clear Passage 2025 Fund	Clear Passage 2030 Fund
Accumulated undistributed net investment income	$—	$—	$828	$707	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$1,810,696	$1,411,484	$6,791,243	$20,862,303	$27,720,274
Post-October Capital Loss Deferred	$—	$(733)	$—	$—	$—

Net unrealized appreciation (depreciation) of investments and futures contracts	$(13,921,181)	$(7,160,684)	$(24,522,967)	$(29,725,018)	$2,583,461

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Clear Passage 2035 Fund	Clear Passage 2040 Fund	Clear Passage 2045 Fund	Clear Passage 2050 Fund	Clear Passage 2055 Fund
Accumulated undistributed net investment income	$2,012	$—	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$34,838,732	$31,102,892	$31,846,220	$23,908,542	$12,753,099
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—

Net unrealized appreciation (depreciation) of investments and futures contracts	$25,057,411	$31,242,108	$40,960,198	$22,181,012	$7,156,253

	Clear Passage 2060 Fund	Clear Passage 2065 Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund
Accumulated undistributed net investment income	$—	$2,193	$—	$—	$—
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$6,466,466	$1,712,992	$2,288,004	$11,447,281	$10,223,046
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—

Net unrealized appreciation (depreciation) of investments and futures contracts	$1,553,880	$1,047,131	$8,637,333	$5,221,773	$11,000,645

	Money Market Fund	Intermediate Bond Fund	Core Bond Fund
Accumulated undistributed net investment income	$630,542	$617,654	$946,696
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$(38,283,763)	$(87,722,088)
Post-October Capital Loss Deferred	$—	$(3,270,441)	$(2,849,019)

Net unrealized appreciation (depreciation) of investments and futures contracts	$—	$(24,707,586)	$(150,349,771)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2023, the Funds reclassified amounts primarily relating to tax treatment of paydowns, REITs, PFICs, prior year post financial statement adjustments. These reclassifications have no effect on net assets or net asset values per share.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2024

7.	SUBSEQUENT EVENTS

At their meeting on June 11, 2024, the Board of Directors of the MoA Funds approved a plan to convert the MoA Money Market Fund (“MoA MMF”), previously an “institutional prime money market fund,” into a “government money market fund,” as defined under Rule 2a-7 of the Investment Company Act of 1940, as amended. Upon full conversion, the MoA Money Market Fund was renamed the MoA US Government Money Market Fund (“USG MMF”). The conversion occurred on August 23, 2024 after the close of business.

As part of that conversion the MoA MMF shifted from a floating Net Asset Value (“NAV”) to seeking to preserve the NAV at $1.00 per share. The MoA MMF underwent a stock split on August 26, 2024 so that the ending NAV of the MoA MMF was $1.00, prior to full conversion. The exact split ratio was 11.855015:1 on August 23, 2024.

The USG MMF invests at least 99.5% of its assets in short-term obligations of the US Government, repurchase agreements that are fully collateralized by obligations of the US Government and cash. The USG MMF seeks to preserve a $1.00 per share net asset value and will also declare dividends daily and pay them monthly. The investment advisory fee and other expenses of the Fund did not change as a result of the conversion.

MoA FUNDS

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Investment Company’s Fund portfolio holdings as of June 30, 2024. The Investment Company files complete schedules of Fund portfolio holdings, excluding the Money Market Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Investment Company Fund portfolio holdings are also available for the first and third quarters of the most recent fiscal year through the website, mutualofamerica.com.

The Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund portfolio holdings for the prior six months are also available through the website, mutualofamerica.com.

The Form N-PORT and Form N-MFP are available on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 800.914.8716. It is also available on the SEC’s website at sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023 is available without charge by calling 800.914.8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call 212.224.1769 or write to:

Mr. Kyle Medlin

Chief Compliance Officer

MoA Funds Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of the Funds’ Investment Advisory Agreements

At a meeting held in February 2024, the Board of Directors (the “Board” or the “Directors”) of MoA Funds Corporation (the “Corporation”) approved the continuation of the investment advisory agreements (the “Advisory Agreements”) between Mutual of America Capital Management LLC (“Capital Management”) and the Corporation with respect to each series of the Corporation (each series, a “Fund” and collectively, the “Funds”). That included approval by the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Directors”) voting separately.

The Directors’ determination to approve the continuation of the Advisory Agreements was made on the basis of each Director’s business judgment after an evaluation of all of the information provided to the Directors, including information provided for their consideration at their February 2024 meeting with management and at meetings held in the period leading up to that February 2024 meeting, including portions held outside the presence of management, specifically to review and consider materials related to the proposed continuation of the Advisory Agreements.

The Directors also meet regularly with investment advisory, compliance, operational, and other personnel from Capital Management and regularly review detailed information, presented both orally and in writing, regarding the services performed by Capital Management for the benefit of the Funds, Capital Management’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, each Director took into account information presented to him or her in the past, including over the course of the prior year, to the extent he or she deemed relevant.

This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Directors. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations at the February 2024 meeting, the Independent Directors were advised by independent counsel.

Nature, Extent and Quality of Services. The Directors considered the nature, extent, and quality of the services provided and expected to be provided by Capital Management to each Fund, including the expertise and experience of its investment personnel. In this regard, the Directors considered that Capital Management provides a full investment program for the Funds. In their evaluation of the services provided by Capital Management and the Funds’ contractual relationships with Capital Management, the Directors considered generally the performance record of Capital Management’s portfolio management personnel, including, where applicable, the long-term performance record of the Funds.

The Directors also reviewed reports that compared, among other information, each Fund’s management fee rate and total expense ratio against the management fee rate and total expense ratio of a group of peers maintained by Morningstar, Inc. (“Morningstar”), and each Fund’s performance records for various periods ended December 31, 2023, including the one-year, three-year, five-year (where appliable) and ten-year (where applicable) periods, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more broad-based indices. Where applicable, the Directors inquired about and considered the factors cited by Capital Management that contributed to the underperformance of a Fund relative to its peer group.

The Directors also considered that Capital Management provides a variety of other services to the Funds in addition to investment advisory services, including certain administrative services (for which Capital Management receives separate compensation). The Directors considered Capital Management’s ongoing efforts to keep the Directors informed about matters relevant to the Funds and their shareholders. The Directors also considered the nature and structure of the Funds’ compliance program. The Directors considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with Capital Management.

Performance. The Directors evaluated each Fund’s performance history against that of the peer group(s) presented. The Directors noted those Funds that generally had strong performance relative to their peer groups over most or all of the periods presented. The Directors also considered that more than half of the Funds were rated at least four stars by Morningstar, with only two Funds rated two stars as of December 31, 2023. The Directors additionally considered the Funds’ Lipper overall rankings, noting that, as of December 31, 2023, Lipper had rated 12 Funds as Lipper Leaders with a score of 5 (ranking within the top 20 percent of funds in their category) and had rated 12 other Funds as 3 or 4 (each representing the next 20 percent of funds in their category).

In respect of those Funds with relative underperformance over certain periods, including the MoA Small Cap Value Fund, MoA Mid Cap Value Fund, MoA Core Bond Fund, and MoA Intermediate Bond Fund, the Directors considered in each case that Fund’s long-term performance as well as the reasons that Capital Management provided for the relative underperformance, including any information Capital Management provided regarding differences between a Fund’s investment strategies and/or investment positioning (e.g., duration) and that generally of the bulk of its peer group. The Directors noted in this regard that the investment positioning and other explanations provided by Capital Management for relative underperformance were in each case consistent with the relevant Fund’s principal investment strategies and the relevant portfolio management team’s investment approach. The Directors also considered information they had been provided regarding recent process improvements implemented by the portfolio manager of the MoA Small Cap Value Fund and MoA Mid Cap Value Fund and how those efforts might improve the Funds’ performance. The Directors considered that, in 2025, the MoA Clear Passage 2015 Fund was expected to be merged into the MoA Retirement Income Fund. In addition, in respect of those Funds that seek to approximate the performance of an index, the Directors considered the Fund’s level of tracking error and Capital Management’s comments on the level of that tracking error and the explanation of the contributors to that tracking error.

Relative Levels of the Advisory Fees. The Directors also compared the investment advisory fees of the Funds against peer groups determined by Morningstar. The Directors considered that the management fee and total expense ratio comparisons indicated that the overwhelming majority of the Funds’ fees were at or below the median of their peers and in the first or second quartile of the peers presented. The Directors also considered that in the few instances where a Fund had an investment advisory fee above the median or in the third or fourth quartile of the peer group, that the Fund’s advisory fee was within six basis points or fewer of the median of that group. In addition, the Directors considered information from Capital Management regarding the breadth of the peer groups used and the limited number of close peers for certain Funds, such as for the MoA Catholic Values Index Fund.

The Directors considered materials relating to the fees charged by Capital Management to institutional separate accounts for which Capital Management employs investment strategies substantially similar to one or more of the Funds’ investment strategies. The Directors reviewed the management fees that Capital Management charged to its other clients with investment strategies substantially similar to those of a Fund, noting that the level of the Fund’s fees appeared reasonable relative to the fees charged to those other accounts in light of the information they were provided regarding the greater level of services the Funds require and the greater level of risk that Capital Management incurs in sponsoring and managing the Funds relative to separate accounts.

Profitability. The Directors considered Capital Management’s profitability in respect of its investment advisory arrangements with each Fund, noting information provided by Capital Management as to the methods it used, and the assumptions it made, in estimating its profitability on a Fund-by-Fund basis. As part of their considerations, the Directors considered the various other methodologies that could be used to allocate Capital Management’s costs on a Fund-by-Fund basis and how different approaches might lead to different levels of profitability shown for each Fund. The Directors also considered Capital Management’s profitability relative to their understanding of the range of profit margins achieved by other investment advisers in the industry. The Directors noted Capital Management’s confirmation that it remains dedicated to supporting Funds with no or negative profitability and providing those Funds with the same scope and quality of services as provided to the other Funds.

The Directors also considered Capital Management’s pricing philosophy generally, noting that Capital Management seeks to maintain competitive management fees that will support strong relative performance for the Funds over time. The Directors also considered the additional investments made by Capital Management into its operations and staff to better support the Funds from both an operational and investment performance perspective.

Fall-out Benefits. The Directors considered in their evaluation of the proposed renewal of the Advisory Agreements information about both the direct and the indirect benefits to Capital Management from managing the Funds, including, among other things, the ability to offer related retirement products, the scale that the Funds provided in respect of Capital Management and its advisory business generally, the payments or reimbursements that Capital Management (or its affiliates) received from the Funds for certain non-advisory services, and the soft dollar credits that the Funds’ trading activity generate and that can be used to purchase research or other services that benefit Capital Management, potentially reducing Capital Management’s expenses and furthering its overall advisory business.

Economies of Scale. In their evaluation of economies of scale, the Directors considered, among other things, the pricing of the Funds and Capital Management’s reported estimated profitability. They noted also that none of the Funds had breakpoints in its advisory fee schedule. The Directors considered that, generally, Capital Management had investment advisory fees that compared quite favorably to the median of the peers presented, even for those Funds that had not achieved significant scale. The Directors considered that the investment advisory fees were set at a rate that was attractive relative to the rates of many of the Funds’ peers and would appear, as a result, to have the effect of sharing benefits of economies of scale with shareholders even before some of the Funds had achieved significant scale. The Directors noted also that each of the Funds that had attained significant scale had management fees below or near the median of the peers presented. The Directors separately noted also that Capital Management had agreed to continue in place the expense limitation arrangements for a number of the Funds at current levels for an additional one-year period. The Directors also noted Capital Management’s statement that the Funds are priced competitively, but that Capital Management would be willing to consider implementing breakpoints for certain Funds in the future if assets were to grow significantly from their current levels. The Directors concluded that it was not necessary at the present time to implement breakpoints for any of the Funds.

Conclusions. On the basis of these considerations as well as others and in the exercise of their business judgment, the Directors determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement; that it appeared that the management fees paid by each Fund to Capital Management were generally within the range of management fees paid by the peer groups presented, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance history; that the information provided regarding the estimated profitability to Capital Management of its relationships with the Funds generally did not appear excessive or such as to preclude continuation of any Fund’s Advisory Agreement; that the absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Fund’s Advisory Agreement for an additional one-year period.

Liquidity Risk Management Program

In accordance with Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, the Investment Company has adopted a liquidity risk management program (the “Program”) that is designed to assess and manage the liquidity risk of each Fund (the risk that the Fund would be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Liquidity Rule requires each registered open-end investment company (not including money market funds) to adopt and implement a written Program. The Liquidity Rule further requires that the Board of Directors shall be responsible for reviewing, no less frequently than annually, a written report from the Program Administrator that addresses the operation of the Program and its effectiveness of implementation. The Board has appointed a Liquidity Risk Management Committee (“LRMC”) comprised of officers from multiple departments within the Adviser and Mutual of America Life Insurance Company to serve as the Program Administrator. The Program Administrator is responsible for the implementation and ongoing administration of the Program, which includes assessing each Fund’s liquidity risk under both normal and reasonably foreseeable stressed conditions. Under the Program, each of the Fund’s portfolio investments is classified on a daily basis into one of four liquidity categories based on estimations of the number of days an investment is expected to reasonably be converted into cash in current market conditions without significantly changing the investment’s market value.

In February, 2024,, as required by the Program and the Liquidity Rule, the LRMC provided the Board with an annual written report (the “Report”) addressing the operation of the Program and assessing the adequacy and effectiveness of its implementation during the past year (the “Reporting Period”). During the Reporting Period, all of the Funds were primarily invested in highly liquid investments (investments that the Fund anticipates can be converted to cash within three business days or less in current market conditions without significantly changing their market value). Each of the Funds were well above the 50% threshold of assets in highly liquid investments to be designated as a Primarily Highly Liquid Fund. As a result, the Funds were not required to adopt, and have not adopted, a “Highly Liquid Investment Minimum” as defined in the Liquidity Rule. During the Reporting Period, the Funds did not approach the 15% limit imposed by the Liquidity Rule on holdings in illiquid investments (investments that cannot be sold or disposed of in seven days or less in current market conditions without the sale of the investment significantly changing the market value of the investment). The Funds did not experience any issues meeting investor redemptions at any time during the Reporting Period. In the Report, the LRMC stated that it believes the Program has operated adequately and effectively to manage each Fund’s liquidity risk during the Reporting Period in compliance with the statutory requirements of the Liquidity Rule. The LRMC also did not recommend any changes to the Program during the Reporting Period.

ITEM 8.	CHANGE IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(1)	Special meeting date March 12, 2024.

(2)	Not applicable.

(3)

Proposal to amend MoA Fund Corporation’s Investment Advisory Agreement to increase the advisory fee for the MoA International Fund. 169,616,053.960 votes cast for, 5,635,931.514 votes against, 446,448.526 abstentions or votes withheld.

ITEM 10.	RENUMERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Disclosed as part of the financial statements included in Item 7.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Renewal of the Funds’ Investment Advisory Agreements

At a meeting held in February 2024, the Board of Directors (the “Board” or the “Directors”) of MoA Funds Corporation (the “Corporation”) approved the continuation of the investment advisory agreements (the “Advisory Agreements”) between Mutual of America Capital Management LLC (“Capital Management”) and the Corporation with respect to each series of the Corporation (each series, a “Fund” and collectively, the “Funds”). That included approval by the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Directors”) voting separately.

The Directors’ determination to approve the continuation of the Advisory Agreements was made on the basis of each Director’s business judgment after an evaluation of all of the information provided to the Directors, including information provided for their consideration at their February 2024 meeting with management and at meetings held in the period leading up to that February 2024 meeting, including portions held outside the presence of management, specifically to review and consider materials related to the proposed continuation of the Advisory Agreements.

The Directors also meet regularly with investment advisory, compliance, operational, and other personnel from Capital Management and regularly review detailed information, presented both orally and in writing, regarding the services performed by Capital Management for the benefit of the Funds, Capital Management’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, each Director took into account information presented to him or her in the past, including over the course of the prior year, to the extent he or she deemed relevant.

This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Directors. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations at the February 2024 meeting, the Independent Directors were advised by independent counsel.

Nature, Extent and Quality of Services. The Directors considered the nature, extent, and quality of the services provided and expected to be provided by Capital Management to each Fund, including the expertise and experience of its investment personnel. In this regard, the Directors considered that Capital Management provides a full investment program for the Funds. In their evaluation of the services provided by Capital Management and the Funds’ contractual relationships with Capital Management, the Directors considered generally the performance record of Capital Management’s portfolio management personnel, including, where applicable, the long-term performance record of the Funds.

The Directors also reviewed reports that compared, among other information, each Fund’s management fee rate and total expense ratio against the management fee rate and total expense ratio of a group of peers maintained by Morningstar, Inc. (“Morningstar”), and each Fund’s performance records for various periods ended December 31, 2023, including the one-year, three-year, five-year (where appliable) and ten-year (where applicable) periods, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more broad-based indices. Where applicable, the Directors inquired about and considered the factors cited by Capital Management that contributed to the underperformance of a Fund relative to its peer group.

The Directors also considered that Capital Management provides a variety of other services to the Funds in addition to investment advisory services, including certain administrative services (for which Capital Management receives separate compensation). The Directors considered Capital Management’s ongoing efforts to keep the Directors informed about matters relevant to the Funds and their shareholders. The Directors also considered the nature and structure of the Funds’ compliance program. The Directors considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with Capital Management.

Performance. The Directors evaluated each Fund’s performance history against that of the peer group(s) presented. The Directors noted those Funds that generally had strong performance relative to their peer groups over most or all of the periods presented. The Directors also considered that more than half of the Funds were rated at least four stars by Morningstar, with only two Funds rated two stars as of December 31, 2023. The Directors additionally considered the Funds’ Lipper overall rankings, noting that, as of December 31, 2023, Lipper had rated 12 Funds as Lipper Leaders with a score of 5 (ranking within the top 20 percent of funds in their category) and had rated 12 other Funds as 3 or 4 (each representing the next 20 percent of funds in their category).

In respect of those Funds with relative underperformance over certain periods, including the MoA Small Cap Value Fund, MoA Mid Cap Value Fund, MoA Core Bond Fund, and MoA Intermediate Bond Fund, the Directors considered in each case that Fund’s long-term performance as well as the reasons that Capital Management provided for the relative underperformance, including any information Capital Management provided regarding differences between a Fund’s investment strategies and/or investment positioning (e.g., duration) and that generally of the bulk of its peer group. The Directors noted in this regard that the investment positioning and other explanations provided by Capital Management for relative underperformance were in each case consistent with the relevant Fund’s principal investment strategies and the relevant portfolio management team’s investment approach. The Directors also considered information they had been provided regarding recent process improvements implemented by the portfolio manager of the MoA Small Cap Value Fund and MoA Mid Cap Value Fund and how those efforts might improve the Funds’ performance. The Directors considered that, in 2025, the MoA Clear Passage 2015 Fund was expected to be merged into the MoA Retirement Income Fund. In addition, in respect of those Funds that seek to approximate the performance of an index, the Directors considered the Fund’s level of tracking error and Capital Management’s comments on the level of that tracking error and the explanation of the contributors to that tracking error.

Relative Levels of the Advisory Fees. The Directors also compared the investment advisory fees of the Funds against peer groups determined by Morningstar. The Directors considered that the management fee and total expense ratio comparisons indicated that the overwhelming majority of the Funds’ fees were at or below the median of their peers and in the first or second quartile of the peers presented. The Directors also considered that in the few instances where a Fund had an investment advisory fee above the median or in the third or fourth quartile of the peer group, that the Fund’s advisory fee was within six basis points or fewer of the median of that group. In addition, the Directors considered information from Capital Management regarding the breadth of the peer groups used and the limited number of close peers for certain Funds, such as for the MoA Catholic Values Index Fund.

The Directors considered materials relating to the fees charged by Capital Management to institutional separate accounts for which Capital Management employs investment strategies substantially similar to one or more of the Funds’ investment strategies. The Directors reviewed the management fees that Capital Management charged to its other clients with investment strategies substantially similar to those of a Fund, noting that the level of the Fund’s fees appeared reasonable relative to the fees charged to those other accounts in light of the information they were provided regarding the greater level of services the Funds require and the greater level of risk that Capital Management incurs in sponsoring and managing the Funds relative to separate accounts.

Profitability. The Directors considered Capital Management’s profitability in respect of its investment advisory arrangements with each Fund, noting information provided by Capital Management as to the methods it used, and the assumptions it made, in estimating its profitability on a Fund-by-Fund basis. As part of their considerations, the Directors considered the various other methodologies that could be used to allocate Capital Management’s costs on a Fund-by-Fund basis and how different approaches might lead to different levels of profitability shown for each Fund. The Directors also considered Capital Management’s profitability relative to their understanding of the range of profit margins achieved by other investment advisers in the industry. The Directors noted Capital Management’s confirmation that it remains dedicated to supporting Funds with no or negative profitability and providing those Funds with the same scope and quality of services as provided to the other Funds.

The Directors also considered Capital Management’s pricing philosophy generally, noting that Capital Management seeks to maintain competitive management fees that will support strong relative performance for the Funds over time. The Directors also considered the additional investments made by Capital Management into its operations and staff to better support the Funds from both an operational and investment performance perspective.

Fall-out Benefits. The Directors considered in their evaluation of the proposed renewal of the Advisory Agreements information about both the direct and the indirect benefits to Capital Management from managing the Funds, including, among other things, the ability to offer related retirement products, the scale that the Funds provided in respect of Capital Management and its advisory business generally, the payments or reimbursements that Capital Management (or its affiliates) received from the Funds for certain non-advisory services, and the soft dollar credits that the Funds’ trading activity generate and that can be used to purchase research or other services that benefit Capital Management, potentially reducing Capital Management’s expenses and furthering its overall advisory business.

Economies of Scale. In their evaluation of economies of scale, the Directors considered, among other things, the pricing of the Funds and Capital Management’s reported estimated profitability. They noted also that none of the Funds had breakpoints in its advisory fee schedule. The Directors considered that, generally, Capital Management had investment advisory fees that compared quite favorably to the median of the peers presented, even for those Funds that had not achieved significant scale. The Directors considered that the investment advisory fees were set at a rate that was attractive relative to the rates of many of the Funds’ peers and would appear, as a result, to have the effect of sharing benefits of economies of scale with shareholders even before some of the Funds had achieved significant scale. The Directors noted also that each of the Funds that had attained significant scale had management fees below or near the median of the peers presented. The Directors separately noted also that Capital Management had agreed to continue in place the expense limitation arrangements for a number of the Funds at current levels for an additional one-year period. The Directors also noted Capital Management’s statement that the Funds are priced competitively, but that Capital Management would be willing to consider implementing breakpoints for certain Funds in the future if assets were to grow significantly from their current levels. The Directors concluded that it was not necessary at the present time to implement breakpoints for any of the Funds.

Conclusions. On the basis of these considerations as well as others and in the exercise of their business judgment, the Directors determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement; that it appeared that the management fees paid by each Fund to Capital Management were generally within the range of management fees paid by the peer groups presented, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance history; that the information provided regarding the estimated profitability to Capital Management of its relationships with the Funds generally did not appear excessive or such as to preclude continuation of any Fund’s Advisory Agreement; that the absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Fund’s Advisory Agreement for an additional one-year period.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable.
(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.
(3) Not applicable.
(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MoA Funds Corporation

By:	/s/ JOSEPH R. GAFFOGLIO
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date: September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOSEPH R. GAFFOGLIO
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date: September 5, 2024

By:	/s/ AFERDITA GUTIERREZ
Aferdita Gutierrez
Treasurer, Chief Financial Officer and
Principal Financial Officer
MoA Funds Corporation

Date: September 5, 2024